UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,223.30	0.17%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,221.20	0.23%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,070.60	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,208.20	0.39%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,198.50	0.40%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,136.90	0.41%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,252.20	0.50%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,256.50	0.40%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,124.30	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,062.50	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,231.70	0.43%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,222.90	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,219.70	0.30%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,204.50	0.37%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,206.30	0.30%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,211.10	0.50%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,119.00	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,104.60	0.31%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,172.70	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,174.10	0.69%	$3.72
Institutional Class Shares	$1,000.00	$1,175.00	0.44%	$2.37
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.37	0.69%	$3.46
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,182.50	0.40%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,163.30	0.67%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.47	0.67%	$3.36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,120.70	0.43%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.2%
Consumer Discretionary	12.1%
Consumer Staples	9.4%
Energy	7.3%
Financials	17.9%
Health Care	10.2%
Industrials	16.3%
Information Technology	6.6%
Materials	10.4%
Real Estate	1.4%
Utilities	3.2%

100.0%

International Core Equity Portfolio
Communication Services	5.2%
Consumer Discretionary	12.9%
Consumer Staples	7.9%
Energy	7.5%
Financials	16.6%
Health Care	7.1%
Industrials	18.6%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.0%
Utilities	3.1%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities
Portfolio
Affiliated Investment Companies	35.7%
Real Estate	64.3%

100.0%

DFA International Small Cap Value
Portfolio
Communication Services	2.2%
Consumer Discretionary	12.2%
Consumer Staples	5.2%
Energy	7.6%
Financials	21.3%
Health Care	2.4%
Industrials	22.0%
Information Technology	3.6%
Materials	19.3%
Real Estate	3.4%
Utilities	0.8%

100.0%

International Vector Equity Portfolio
Communication Services	4.9%
Consumer Discretionary	12.3%
Consumer Staples	6.5%
Energy	7.5%
Financials	19.1%
Health Care	5.5%
Industrials	19.5%
Information Technology	6.3%
Materials	14.0%
Real Estate	2.4%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.8%
Consumer Discretionary	16.6%
Consumer Staples	9.3%
Energy	9.2%
Financials	4.2%
Health Care	12.3%
Industrials	17.4%
Information Technology	10.2%
Materials	11.1%
Real Estate	0.3%
Utilities	1.6%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	12.4%
Consumer Staples	7.4%
Energy	6.7%
Financials	16.5%
Health Care	6.7%
Industrials	16.1%
Information Technology	10.4%
Materials	12.6%
Real Estate	2.5%
Utilities	3.2%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	11.9%
Consumer Staples	5.1%
Energy	5.5%
Financials	17.2%
Health Care	4.4%
Industrials	20.6%
Information Technology	7.4%
Materials	18.2%
Real Estate	4.2%
Utilities	1.9%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.3%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Energy	5.2%
Financials	17.0%
Health Care	4.6%
Industrials	9.7%
Information Technology	19.6%
Materials	12.7%
Real Estate	3.1%
Utilities	3.1%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	4.2%
Consumer Discretionary	10.8%
Consumer Staples	5.0%
Energy	3.2%
Financials	17.1%
Health Care	6.1%
Industrials	15.0%
Information Technology	14.2%
Materials	15.9%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	5.1%
Consumer Discretionary	8.8%
Consumer Staples	6.5%
Energy	5.1%
Financials	18.7%
Health Care	3.9%
Industrials	10.1%
Information Technology	23.4%
Materials	13.5%
Real Estate	2.3%
Utilities	2.6%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
BHP Group Ltd., Class DI	697,375	$20,696,328	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,606,200	0.3%
Commonwealth Bank of Australia	355,286	23,511,440	0.4%
CSL Ltd.	98,386	19,641,450	0.4%
Other Securities		283,917,944	4.9%

TOTAL AUSTRALIA		365,373,362	6.4%

AUSTRIA — (0.2%)
Other Securities		11,744,839	0.2%

BELGIUM — (1.0%)
Other Securities		56,979,522	1.0%

CANADA — (9.8%)
Canadian Natural Resources Ltd.	352,595	21,497,717	0.4%
Royal Bank of Canada	218,606	21,703,283	0.4%
Royal Bank of Canada	206,240	20,481,694	0.4%
Toronto-Dominion Bank	286,785	17,387,775	0.3%
Other Securities		500,302,129	8.7%

TOTAL CANADA		581,372,598	10.2%

CHINA — (0.0%)
Other Security		298,809	0.0%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	461,515	76,775,028	1.4%
Novo Nordisk AS, Sponsored ADR	45,587	7,617,132	0.1%
Other Securities		72,363,478	1.3%

TOTAL DENMARK		156,755,638	2.8%

FINLAND — (1.1%)
Other Securities		67,249,746	1.2%

FRANCE — (10.1%)
Air Liquide SA	111,890	20,127,924	0.3%
# Airbus SE	172,375	24,138,478	0.4%
BNP Paribas SA	263,532	17,027,702	0.3%
Hermes International	9,337	20,271,331	0.4%
L’Oreal SA	60,975	29,140,988	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	77,326,587	1.4%
Orange SA	1,534,917	19,978,349	0.3%
Sanofi	216,767	23,360,608	0.4%
Schneider Electric SE	117,513	20,493,305	0.4%
TotalEnergies SE	919,458	58,753,284	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,207,957	0.0%
Vinci SA	172,447	21,330,179	0.4%
Other Securities		265,762,727	4.7%

TOTAL FRANCE		598,919,419	10.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
Allianz SE	112,391	$28,222,162	0.5%
Bayer AG	362,228	23,905,702	0.4%
Deutsche Telekom AG	1,271,712	30,663,235	0.5%
Mercedes-Benz Group AG	320,152	24,967,376	0.4%
SAP SE	154,573	20,916,220	0.4%
Siemens AG	171,082	28,199,841	0.5%
Other Securities		252,789,331	4.5%

TOTAL GERMANY		409,663,867	7.2%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	35,372,095	0.6%
Other Securities		89,419,796	1.6%

TOTAL HONG KONG		124,791,891	2.2%

IRELAND — (0.8%)
Other Securities		45,265,360	0.8%

ISRAEL — (0.6%)
Other Securities		34,790,833	0.6%

ITALY — (2.0%)
Other Securities		117,105,144	2.1%

JAPAN — (19.4%)
Hitachi Ltd.	304,915	16,866,256	0.3%
KDDI Corp.	559,200	17,457,179	0.3%
Keyence Corp.	41,604	18,761,576	0.3%
Sony Group Corp.	371,800	33,638,122	0.6%
Toyota Motor Corp.	2,420,615	33,235,102	0.6%
Other Securities		1,026,346,951	18.1%

TOTAL JAPAN.		1,146,305,186	20.2%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	19,590,956	0.3%
ASML Holding NV	82,305	52,416,762	0.9%
Other Securities		140,199,750	2.5%

TOTAL NETHERLANDS		212,207,468	3.7%

NEW ZEALAND — (0.3%)
Other Securities		19,072,469	0.3%

NORWAY — (0.8%)
Other Securities		43,855,944	0.8%

PORTUGAL — (0.2%)
Other Securities		12,868,334	0.2%

SINGAPORE — (1.0%)
Other Securities		60,527,477	1.1%

SPAIN — (2.1%)
Iberdrola SA	1,381,695	17,904,141	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$107,762,260	1.9%

TOTAL SPAIN		125,666,401	2.2%

SWEDEN — (2.6%)
Other Securities		154,447,246	2.7%

SWITZERLAND — (7.9%)
ABB Ltd.	487,512	17,586,320	0.3%
Cie Financiere Richemont SA, Class A	119,968	19,830,805	0.4%
Nestle SA	702,768	90,157,798	1.6%
Novartis AG	340,245	34,804,978	0.6%
Novartis AG, Sponsored ADR	195,278	20,029,664	0.4%
Roche Holding AG	7,438	2,517,030	0.0%
Roche Holding AG	205,381	64,313,036	1.1%
Zurich Insurance Group AG	37,235	18,057,195	0.3%
Other Securities		199,336,875	3.5%

TOTAL SWITZERLAND		466,633,701	8.2%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	18,624,205	0.3%
AstraZeneca PLC, Sponsored ADR	367,665	26,920,431	0.5%
BP PLC, Sponsored ADR	765,146	30,820,101	0.5%
# Diageo PLC, Sponsored ADR	105,239	19,521,834	0.3%
Glencore PLC	3,869,489	22,840,178	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	19,871,337	0.4%
Shell PLC	36,838	1,131,949	0.0%
Shell PLC, ADR	1,187,857	73,623,377	1.3%
# Unilever PLC, Sponsored ADR	358,803	19,924,331	0.4%
Other Securities		519,783,410	9.2%

TOTAL UNITED KINGDOM		753,061,153	13.3%

UNITED STATES — (0.2%)
Other Securities		10,004,300	0.2%

TOTAL COMMON STOCKS		5,574,960,707	98.1%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,606,821	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,951,623,177)		5,599,567,528

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	26,727,154	309,152,995	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,260,763,777)		$5,908,720,523	103.9%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	180	06/16/23	$36,235,908	$37,696,500	$1,460,592

Total Futures Contracts			$36,235,908	$37,696,500	$1,460,592

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,258,353	$346,115,009	—	$365,373,362
Austria	—	11,744,839	—	11,744,839
Belgium	655,129	56,324,393	—	56,979,522
Canada	578,665,906	2,706,692	—	581,372,598
China	—	298,809	—	298,809
Denmark	7,617,132	149,138,506	—	156,755,638
Finland	506,202	66,743,544	—	67,249,746
France	3,793,302	595,126,117	—	598,919,419
Germany	13,755,869	395,907,998	—	409,663,867
Hong Kong	—	124,791,891	—	124,791,891
Ireland	15,504,674	29,760,686	—	45,265,360
Israel	4,943,149	29,847,684	—	34,790,833
Italy	1,320,739	115,784,405	—	117,105,144
Japan	17,877,394	1,128,427,792	—	1,146,305,186
Netherlands	66,119,405	146,088,063	—	212,207,468
New Zealand	—	19,072,469	—	19,072,469
Norway	388,689	43,467,255	—	43,855,944
Portugal	—	12,868,334	—	12,868,334
Singapore	—	60,527,477	—	60,527,477
Spain	5,697,957	119,968,444	—	125,666,401
Sweden	—	154,447,246	—	154,447,246
Switzerland	53,468,660	413,165,041	—	466,633,701
United Kingdom	247,860,863	505,200,290	—	753,061,153
United States	88,435	9,915,865	—	10,004,300
Preferred Stocks
Germany	—	24,606,821	—	24,606,821
Securities Lending Collateral	—	309,152,995	—	309,152,995
Futures Contracts**	1,460,592	—	—	1,460,592

TOTAL	$1,038,982,450	$4,871,198,665	—	$5,910,181,115

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.1%)
BHP Group Ltd., Class DI	4,074,214	$120,912,378	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	75,773,294	0.3%
Commonwealth Bank of Australia	931,529	61,644,950	0.2%
Other Securities		1,677,935,699	5.4%

TOTAL AUSTRALIA		1,936,266,321	6.3%

AUSTRIA — (0.5%)
Other Securities		161,691,542	0.5%

BELGIUM — (1.2%)
Other Securities		372,328,183	1.2%

BRAZIL — (0.0%)
Other Security		387,066	0.0%

CANADA — (10.3%)
Bank of Montreal	902,389	81,386,464	0.3%
Canadian Natural Resources Ltd.	1,718,893	104,800,906	0.4%
National Bank of Canada	884,154	65,930,604	0.2%
# Royal Bank of Canada	732,219	72,694,968	0.3%
Royal Bank of Canada	1,213,029	120,465,910	0.4%
Suncor Energy, Inc.	2,892,169	90,582,733	0.3%
Teck Resources Ltd., Class B	1,726,482	80,454,061	0.3%
Other Securities		2,638,028,491	8.4%

TOTAL CANADA		3,254,344,137	10.6%

CHINA — (0.0%)
Other Securities		16,867,235	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	891,477	148,301,077	0.5%
Novo Nordisk AS, Sponsored ADR	595,283	99,465,836	0.3%
Other Securities		539,339,313	1.8%

TOTAL DENMARK		787,106,226	2.6%

FINLAND — (1.5%)
Other Securities		468,913,454	1.5%

FRANCE — (8.3%)
Cie de Saint-Gobain	1,220,836	70,679,938	0.2%
L’Oreal SA	167,437	80,020,987	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	238,969,752	0.8%
Orange SA	7,384,067	96,110,387	0.3%
TotalEnergies SE	4,096,102	261,740,554	0.9%
Vinci SA	743,118	91,917,167	0.3%
Other Securities		1,780,096,504	5.7%

TOTAL FRANCE		2,619,535,289	8.5%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.7%)
Allianz SE	418,132	$104,995,854	0.4%
BASF SE	1,352,506	69,957,203	0.2%
Bayer AG	1,586,763	104,720,460	0.4%
Deutsche Post AG	1,307,426	62,886,638	0.2%
Deutsche Telekom AG	6,078,458	146,562,416	0.5%
E.ON SE	5,231,935	69,206,703	0.2%
Mercedes-Benz Group AG	1,688,994	131,717,898	0.4%
Other Securities		1,445,470,248	4.7%

TOTAL GERMANY		2,135,517,420	7.0%

HONG KONG — (2.1%)
AIA Group Ltd.	11,640,800	126,734,221	0.4%
Other Securities		542,478,415	1.8%

TOTAL HONG KONG		669,212,636	2.2%

IRELAND — (0.8%)
Other Securities		261,713,342	0.8%

ISRAEL — (0.7%)
Other Securities		237,333,315	0.8%

ITALY — (2.6%)
Eni SpA	4,317,248	65,222,469	0.2%
# Stellantis NV	6,454,309	107,054,857	0.4%
Other Securities		657,342,694	2.1%

TOTAL ITALY.		829,620,020	2.7%

JAPAN — (20.5%)
Hitachi Ltd.	1,274,185	70,481,052	0.3%
KDDI Corp.	2,362,200	73,743,469	0.3%
Sony Group Corp.	1,141,000	103,230,492	0.4%
Toyota Motor Corp.	7,546,470	103,613,213	0.4%
Other Securities		6,144,624,847	19.8%

TOTAL JAPAN.		6,495,693,073	21.2%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	80,970,826	0.3%
ASML Holding NV	182,526	116,243,508	0.4%
Koninklijke Ahold Delhaize NV	2,259,011	77,675,296	0.3%
Other Securities		682,271,058	2.1%

TOTAL NETHERLANDS		957,160,688	3.1%

NEW ZEALAND — (0.3%)
Other Securities		103,275,095	0.3%

NORWAY — (0.8%)
Other Securities.		256,355,028	0.8%

PORTUGAL — (0.3%)
Other Securities		90,399,702	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$302,725,724	1.0%

SPAIN — (2.2%)
Repsol SA	4,909,248	72,115,382	0.3%
Telefonica SA	15,552,229	70,641,164	0.2%
Other Securities		554,996,889	1.8%

TOTAL SPAIN		697,753,435	2.3%

SWEDEN — (2.7%)
Volvo AB, Class B	2,990,796	61,492,861	0.2%
Other Securities		792,447,373	2.6%

TOTAL SWEDEN		853,940,234	2.8%

SWITZERLAND — (7.7%)
Nestle SA	2,387,647	306,310,185	1.0%
Novartis AG, Sponsored ADR	1,541,707	158,132,887	0.5%
Roche Holding AG	634,350	198,640,451	0.7%
Swisscom AG	101,477	69,669,075	0.2%
Other Securities		1,708,398,994	5.6%

TOTAL SWITZERLAND		2,441,151,592	8.0%

UNITED KINGDOM — (12.4%)
Anglo American PLC	2,478,239	76,364,867	0.3%
AstraZeneca PLC, Sponsored ADR	925,214	67,744,169	0.2%
BP PLC	11,071,577	74,279,148	0.3%
BP PLC, Sponsored ADR	3,594,991	144,806,237	0.5%
Glencore PLC	17,549,994	103,591,203	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	109,457,209	0.4%
# Rio Tinto PLC, Sponsored ADR	1,132,747	72,484,481	0.2%
Shell PLC	1,488,020	45,724,109	0.2%
Shell PLC, ADR	4,640,369	287,610,071	0.9%
Other Securities		2,961,990,661	9.6%

TOTAL UNITED KINGDOM		3,944,052,155	12.9%

UNITED STATES — (0.1%)
Other Securities		47,876,764	0.2%

TOTAL COMMON STOCKS		29,941,219,676	97.7%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		149,855,503	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		686	0.0%

FRANCE — (0.0%)
Other Security		148,597	0.0%

HONG KONG — (0.0%)
Other Security		185	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$6,931	0.0%

SPAIN — (0.0%)
Other Securities		234,529	0.0%

TOTAL RIGHTS/WARRANTS		390,928	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,623,655,810)		30,091,466,107

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	142,473,866	1,647,995,204	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $26,271,569,932)		$31,739,461,311	103.6%

As of April 30, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,272	06/16/23	$253,790,660	$266,388,600	$12,597,940

Total Futures Contracts			$253,790,660	$266,388,600	$12,597,940

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,792,691	$1,839,470,343	$3,287	$1,936,266,321
Austria	—	161,691,542	—	161,691,542
Belgium	11,218,322	361,109,861	—	372,328,183
Brazil	387,066	—	—	387,066
Canada	3,244,182,285	10,161,852	—	3,254,344,137
China	13,226,536	3,640,699	—	16,867,235
Denmark	99,465,836	687,640,390	—	787,106,226
Finland	10,501,175	458,412,279	—	468,913,454
France	32,096,978	2,587,438,311	—	2,619,535,289
Germany	41,473,751	2,094,043,669	—	2,135,517,420
Hong Kong	754,946	668,312,851	144,839	669,212,636
Ireland	59,295,567	202,417,775	—	261,713,342
Israel	24,139,907	213,193,408	—	237,333,315
Italy	8,284,541	821,335,479	—	829,620,020
Japan	107,697,992	6,387,995,081	—	6,495,693,073
Netherlands	182,918,914	774,241,774	—	957,160,688
New Zealand	277,931	102,997,164	—	103,275,095
Norway	1,696,728	254,658,300	—	256,355,028
Portugal	407,921	89,991,781	—	90,399,702

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$7,681	$302,337,686	$380,357	$302,725,724
Spain	13,361,433	684,392,002	—	697,753,435
Sweden	228,811	853,711,423	—	853,940,234
Switzerland	246,327,529	2,194,824,063	—	2,441,151,592
United Kingdom	906,290,138	3,037,761,818	199	3,944,052,155
United States	8,607,059	39,269,705	—	47,876,764
Preferred Stocks
Germany	—	149,855,503	—	149,855,503
Rights/Warrants
Australia	—	686	—	686
France	—	148,597	—	148,597
Hong Kong	—	185	—	185
Singapore	—	6,931	—	6,931
Spain	—	234,529	—	234,529
Securities Lending Collateral	—	1,647,995,204	—	1,647,995,204
Futures Contracts**	12,597,940	—	—	12,597,940

TOTAL	$5,122,239,678	$26,629,290,891	$528,682^	$31,752,059,251

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,295,440	$50,483,280
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,116,625
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,723,023
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,426,855
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,452,741
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,242,248
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,718,298

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,286,256)		$88,163,070

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,163,070	—	—	$88,163,070

TOTAL	$88,163,070	—	—	$88,163,070

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,488,258,221
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,621,587,997
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,369,116,078
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,247,608,396
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,067,592,165

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$10,794,162,857

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $97,013,421)	97,013,421	97,013,421

TOTAL INVESTMENTS — (100.0%) (Cost $9,932,714,725)		$10,891,176,278

As of April 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	465	06/16/23	$93,106,465	$97,382,625	$4,276,160

Total Futures Contracts			$93,106,465	$97,382,625	$4,276,160

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,794,162,857	—	—	$10,794,162,857
Temporary Cash Investments	97,013,421	—	—	97,013,421
Futures Contracts**	4,276,160	—	—	4,276,160

TOTAL	$10,895,452,438	—	—	$10,895,452,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$247,275,230

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$247,275,230

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$222,330,721

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$222,330,721

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,402,128

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,402,128

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$764,082,850

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$764,082,850

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (19.5%)
Charter Hall Group	5,341,108	$39,737,031	0.9%
# Dexus	12,198,885	63,226,639	1.3%
Goodman Group	19,150,708	246,883,846	5.3%
GPT Group	21,548,919	63,365,066	1.4%
Mirvac Group	44,317,742	71,148,841	1.5%
Scentre Group	58,189,728	111,671,594	2.4%
Stockland	26,974,468	79,962,449	1.7%
Vicinity Ltd.	43,444,382	60,733,921	1.3%
Other Securities		206,857,786	4.3%

TOTAL AUSTRALIA		943,587,173	20.1%

BELGIUM — (3.5%)
# Aedifica SA	435,586	36,385,319	0.8%
# Cofinimmo SA	340,987	32,576,075	0.7%
Warehouses De Pauw CVA	1,771,234	52,962,868	1.1%
Other Securities		46,433,442	1.0%

TOTAL BELGIUM		168,357,704	3.6%

CANADA — (5.0%)
Canadian Apartment Properties REIT	896,589	32,843,276	0.7%
Other Securities		207,212,559	4.4%

TOTAL CANADA		240,055,835	5.1%

CHINA — (0.2%)
Other Securities		8,071,233	0.2%

FRANCE — (5.2%)
# Covivio SA	530,963	30,190,015	0.6%
Gecina SA	499,004	55,550,434	1.2%
Klepierre SA	2,221,528	56,271,560	1.2%
#* Unibail-Rodamco-Westfield	1,101,160	59,050,814	1.3%
Other Securities		49,117,974	1.0%

TOTAL FRANCE		250,180,797	5.3%

GERMANY — (0.2%)
Other Security		8,590,072	0.2%

HONG KONG — (4.6%)
Link REIT	28,366,921	185,544,801	4.0%
Other Securities		34,771,044	0.7%

TOTAL HONG KONG		220,315,845	4.7%

IRELAND — (0.1%)
Other Security		6,213,780	0.1%

ITALY — (0.0%)
Other Security		2,293,010	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (24.3%)
Advance Residence Investment Corp.	14,980	$38,867,145	0.8%
Daiwa House REIT Investment Corp.	24,954	53,093,835	1.1%
GLP J-Reit	49,871	56,981,353	1.2%
Industrial & Infrastructure Fund Investment Corp.	22,171	25,408,332	0.5%
Invincible Investment Corp.	66,150	28,560,756	0.6%
Japan Hotel REIT Investment Corp.	50,504	28,534,411	0.6%
Japan Metropolitan Fund Invest	78,891	57,765,207	1.2%
Japan Real Estate Investment Corp.	13,937	55,223,951	1.2%
Nippon Accommodations Fund, Inc.	5,584	27,143,933	0.6%
Nippon Building Fund, Inc.	17,250	72,332,978	1.5%
Nippon Prologis REIT, Inc.	24,742	56,364,051	1.2%
Nomura Real Estate Master Fund, Inc.	46,823	54,787,864	1.2%
Orix JREIT, Inc.	29,613	38,280,477	0.8%
# Sekisui House Reit, Inc.	46,891	26,579,424	0.6%
United Urban Investment Corp.	33,288	36,960,302	0.8%
Other Securities		517,548,538	11.1%

TOTAL JAPAN		1,174,432,557	25.0%

MALAYSIA — (0.5%)
Other Securities		24,055,792	0.5%

MEXICO — (2.3%)
Fibra Uno Administracion SA de CV	32,500,086	44,847,028	1.0%
Other Securities		66,743,841	1.4%

TOTAL MEXICO		111,590,869	2.4%

NETHERLANDS — (1.0%)
#* Unibail-Rodamco-Westfield, CDI	6,456,966	17,455,214	0.4%
Other Securities		30,643,559	0.6%

TOTAL NETHERLANDS		48,098,773	1.0%

NEW ZEALAND — (1.3%)
Other Securities		61,403,783	1.3%

SINGAPORE — (11.0%)
CapitaLand Ascendas REIT	37,374,980	80,428,094	1.7%
CapitaLand Integrated Commercial Trust	58,564,311	89,424,085	1.9%
Frasers Logistics & Commercial Trust	32,631,133	33,118,613	0.7%
Mapletree Industrial Trust	22,697,458	40,574,366	0.9%
Mapletree Logistics Trust	37,649,347	49,270,520	1.1%
Mapletree Pan Asia Commercial Trust	26,050,406	34,507,637	0.7%
Suntec Real Estate Investment Trust	25,391,100	25,738,547	0.5%
Other Securities		177,625,858	3.8%

TOTAL SINGAPORE		530,687,720	11.3%

SOUTH AFRICA — (1.7%)
Other Securities		79,641,292	1.7%

SOUTH KOREA — (0.2%)
Other Securities		11,182,859	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,694,410	32,665,235	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$26,164,705	0.6%

TOTAL SPAIN		58,829,940	1.3%

TAIWAN — (0.3%)
Other Securities		14,665,036	0.3%

TURKEY — (0.3%)
Other Securities		16,810,923	0.4%

UNITED KINGDOM — (13.6%)
Big Yellow Group PLC	2,059,150	31,696,319	0.7%
British Land Co. PLC	10,134,704	51,061,075	1.1%
Derwent London PLC	1,160,255	35,028,179	0.7%
Land Securities Group PLC	8,116,674	68,876,710	1.5%
LondonMetric Property PLC	10,811,437	26,220,428	0.6%
Safestore Holdings PLC	2,506,000	31,238,109	0.7%
Segro PLC	13,665,831	143,872,841	3.1%
Tritax Big Box REIT PLC	21,441,201	41,890,861	0.9%
UNITE Group PLC	3,838,072	46,311,236	1.0%
Other Securities		181,926,173	3.7%

TOTAL UNITED KINGDOM		658,121,931	14.0%

TOTAL COMMON STOCKS (Cost $4,971,349,035)		4,637,186,924	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	16,705,651	193,234,263	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,164,557,245)		$4,830,421,187	102.8%

As of April 30, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	144	06/16/23	$29,731,018	$30,157,200	$426,182

Total Futures Contracts			$29,731,018	$30,157,200	$426,182

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$324,990	$943,262,183	—	$943,587,173
Belgium	—	168,357,704	—	168,357,704
Canada	240,055,835	—	—	240,055,835

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	—	$8,071,233	—	$8,071,233
France	—	250,180,797	—	250,180,797
Germany	—	8,590,072	—	8,590,072
Hong Kong	—	220,315,845	—	220,315,845
Ireland	—	6,213,780	—	6,213,780
Italy	—	2,293,010	—	2,293,010
Japan	—	1,174,432,557	—	1,174,432,557
Malaysia	—	24,055,792	—	24,055,792
Mexico	$111,590,869	—	—	111,590,869
Netherlands	—	48,098,773	—	48,098,773
New Zealand	—	61,403,783	—	61,403,783
Singapore	—	530,687,720	—	530,687,720
South Africa	—	79,641,292	—	79,641,292
South Korea	—	11,182,859	—	11,182,859
Spain	—	58,829,940	—	58,829,940
Taiwan	—	14,665,036	—	14,665,036
Turkey	—	16,810,923	—	16,810,923
United Kingdom	—	658,121,931	—	658,121,931
Securities Lending Collateral	—	193,234,263	—	193,234,263
Futures Contracts**	426,182	—	—	426,182

TOTAL	$352,397,876	$4,478,449,493	—	$4,830,847,369

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (63.0%)
UNITED STATES — (63.0%)
Agree Realty Corp.	388,869	$26,439,203	0.3%
Alexandria Real Estate Equities, Inc.	682,331	84,731,864	1.1%
American Homes 4 Rent, Class A	1,444,464	48,042,886	0.6%
American Tower Corp.	2,025,334	413,958,016	5.2%
Americold Realty Trust, Inc.	1,048,256	31,017,895	0.4%
Apartment Income REIT Corp.	705,929	26,105,256	0.3%
AvalonBay Communities, Inc.	606,180	109,336,687	1.4%
Boston Properties, Inc.	638,913	34,092,398	0.4%
Brixmor Property Group, Inc.	1,383,499	29,510,034	0.4%
Camden Property Trust	447,254	49,220,303	0.6%
Crown Castle, Inc.	1,919,358	236,253,776	3.0%
CubeSmart	994,485	45,239,123	0.6%
Digital Realty Trust, Inc.	1,294,053	128,305,335	1.6%
EastGroup Properties, Inc.	192,511	32,064,632	0.4%
Equinix, Inc.	406,569	294,388,482	3.7%
Equity LifeStyle Properties, Inc.	768,573	52,954,680	0.7%
Equity Residential	1,594,019	100,821,702	1.3%
Essex Property Trust, Inc.	278,559	61,207,769	0.8%
# Extra Space Storage, Inc.	598,237	90,955,953	1.1%
Federal Realty Investment Trust	340,631	33,685,000	0.4%
First Industrial Realty Trust, Inc.	590,328	30,974,510	0.4%
Gaming & Leisure Properties, Inc.	1,162,719	60,461,388	0.8%
Healthcare Realty Trust, Inc., Class A	1,770,994	35,030,261	0.4%
Healthpeak Properties, Inc.	2,431,366	53,417,111	0.7%
Host Hotels & Resorts, Inc.	3,072,957	49,689,715	0.6%
Invitation Homes, Inc.	2,726,922	90,997,382	1.1%
Iron Mountain, Inc.	1,291,525	71,343,841	0.9%
Kimco Realty Corp.	2,762,282	53,008,198	0.7%
Lamar Advertising Co., Class A	387,459	40,946,667	0.5%
Life Storage, Inc.	375,293	50,431,806	0.6%
# Medical Properties Trust, Inc.	2,806,625	24,614,101	0.3%
Mid-America Apartment Communities, Inc.	517,532	79,596,348	1.0%
National Retail Properties, Inc.	810,141	35,241,133	0.4%
# Omega Healthcare Investors, Inc.	1,092,658	29,239,533	0.4%
Prologis, Inc.	4,075,996	510,518,462	6.4%
Public Storage	699,382	206,198,795	2.6%
Realty Income Corp.	2,680,428	168,438,078	2.1%
Regency Centers Corp.	688,316	42,283,227	0.5%
Rexford Industrial Realty, Inc.	843,983	47,068,932	0.6%
SBA Communications Corp.	479,953	125,214,938	1.6%
Simon Property Group, Inc.	1,451,472	164,480,807	2.1%
STAG Industrial, Inc.	772,681	26,170,705	0.3%
Sun Communities, Inc.	535,677	74,421,606	0.9%
UDR, Inc.	1,474,492	60,940,754	0.8%
Ventas, Inc.	1,737,571	83,490,304	1.0%
VICI Properties, Inc.	4,369,899	148,314,356	1.9%
Welltower, Inc.	2,137,363	169,321,897	2.1%
WP Carey, Inc.	907,152	67,310,678	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities.		$604,655,853	7.4%

TOTAL UNITED STATES.		5,132,152,380	64.2%

TOTAL COMMON STOCKS		5,132,152,380	64.2%

		Value†
AFFILIATED INVESTMENT COMPANIES — (35.0%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	737,252,785	2,801,560,582	35.1%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,282,729	47,909,950	0.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		2,849,470,532	35.7%

TOTAL INVESTMENT SECURITIES (Cost $8,047,635,845)		7,981,622,912

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	14,331,867	165,776,705	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,213,383,304)		$8,147,399,617	102.0%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,132,152,380	—	—	$5,132,152,380
Affiliated Investment Companies	2,849,470,532	—	—	2,849,470,532
Securities Lending Collateral	—	$165,776,705	—	165,776,705

TOTAL	$7,981,622,912	$165,776,705	—	$8,147,399,617

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
Other Securities		$658,930,980	5.9%

AUSTRIA — (0.7%)
Other Securities		76,922,100	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	278,162	48,927,393	0.4%
Bekaert SA	847,612	39,459,807	0.4%
Euronav NV	2,417,622	41,415,834	0.4%
Other Securities		53,929,822	0.4%

TOTAL BELGIUM		183,732,856	1.6%

CANADA — (12.3%)
Alamos Gold, Inc., Class A	7,443,812	96,203,379	0.9%
B2Gold Corp	11,656,607	45,927,032	0.4%
Crescent Point Energy Corp.	6,229,675	46,072,512	0.4%
# Home Capital Group, Inc.	1,308,749	42,068,140	0.4%
Linamar Corp.	965,007	45,869,617	0.4%
* MEG Energy Corp.	4,540,351	75,602,700	0.7%
Other Securities		1,038,261,526	9.3%

TOTAL CANADA		1,390,004,906	12.5%

CHINA — (0.2%)
Other Securities		17,343,570	0.2%

DENMARK — (3.3%)
* Jyske Bank AS	1,132,114	82,773,241	0.7%
Sydbank AS	1,480,098	66,033,587	0.6%
Other Securities		226,092,688	2.1%

TOTAL DENMARK		374,899,516	3.4%

FINLAND — (2.1%)
Cargotec Oyj, Class B	933,302	51,573,680	0.5%
Kemira Oyj	2,771,507	48,617,124	0.4%
Other Securities		139,458,043	1.2%

TOTAL FINLAND		239,648,847	2.1%

FRANCE — (4.5%)
Elis SA	3,471,624	68,959,716	0.6%
Rexel SA	2,650,388	61,392,540	0.6%
SCOR SE	1,649,490	42,665,865	0.4%
Valeo	1,884,775	36,803,358	0.3%
Other Securities		300,064,332	2.7%

TOTAL FRANCE		509,885,811	4.6%

GERMANY — (5.3%)
* Aareal Bank AG	1,090,383	37,125,295	0.3%
Aurubis AG	569,774	53,454,635	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
K&S AG	3,131,304	$62,456,480	0.6%
thyssenkrupp AG	6,684,272	48,101,461	0.4%
Other Securities		400,163,739	3.6%

TOTAL GERMANY		601,301,610	5.4%

HONG KONG — (2.2%)
Other Securities		242,341,727	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	4,308,528	44,562,742	0.4%
Other Securities		13,258,644	0.1%

TOTAL IRELAND		57,821,386	0.5%

ISRAEL — (0.8%)
Other Securities		88,220,133	0.8%

ITALY — (4.6%)
Banca Popolare di Sondrio SPA	8,633,798	39,221,385	0.4%
# Banco BPM SpA	22,323,197	90,767,853	0.8%
Buzzi Unicem SpA	1,628,332	40,489,845	0.4%
Leonardo SpA	5,339,325	63,628,162	0.6%
Unipol Gruppo SpA	8,629,926	48,520,740	0.4%
Other Securities		230,829,294	2.0%

TOTAL ITALY		513,457,279	4.6%

JAPAN — (25.2%)
Other Securities		2,839,641,812	25.4%

NETHERLANDS — (2.4%)
APERAM SA	1,071,181	39,716,578	0.3%
ASR Nederland NV	1,543,908	67,905,149	0.6%
# SBM Offshore NV	4,336,093	61,288,990	0.5%
Ω Signify NV	1,625,614	54,289,709	0.5%
Other Securities		47,718,775	0.5%

TOTAL NETHERLANDS		270,919,201	2.4%

NEW ZEALAND — (0.2%)
Other Securities		26,142,476	0.2%

NORWAY — (1.0%)
Other Securities		111,340,790	1.0%

PORTUGAL — (0.3%)
Other Securities		33,093,287	0.3%

SINGAPORE — (0.7%)
Other Securities		83,120,616	0.7%

SPAIN — (2.7%)
Banco de Sabadell SA	96,417,560	100,486,012	0.9%
Bankinter SA	8,874,437	52,476,468	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$155,940,002	1.4%

TOTAL SPAIN		308,902,482	2.8%

SWEDEN — (2.4%)
Other Securities		274,043,846	2.5%

SWITZERLAND — (6.5%)
# Adecco Group AG	1,634,029	56,204,964	0.5%
Allreal Holding AG	215,585	38,257,507	0.4%
Baloise Holding AG	352,704	59,040,240	0.5%
Helvetia Holding AG	623,560	93,279,761	0.8%
Siegfried Holding AG	63,680	49,078,728	0.5%
Swiss Prime Site AG	679,052	61,467,527	0.6%
Other Securities		369,840,584	3.2%

TOTAL SWITZERLAND		727,169,311	6.5%

UNITED KINGDOM — (11.4%)
Balfour Beatty PLC	8,584,678	41,370,839	0.4%
Bellway PLC	1,945,791	58,995,324	0.5%
Centamin PLC	28,617,167	37,141,612	0.3%
Close Brothers Group PLC	3,494,218	39,939,134	0.4%
Grafton Group PLC	5,294,183	57,743,929	0.5%
* Marks & Spencer Group PLC	20,442,940	42,298,382	0.4%
Mediclinic International PLC	6,245,108	39,145,896	0.4%
Paragon Banking Group PLC	6,577,529	41,574,142	0.4%
Redrow PLC	6,974,382	45,470,064	0.4%
Travis Perkins PLC	4,008,215	48,373,777	0.4%
Vistry Group PLC	5,254,832	51,795,866	0.5%
Other Securities		783,523,804	6.9%

TOTAL UNITED KINGDOM		1,287,372,769	11.5%

UNITED STATES — (0.1%)
Other Securities		8,981,485	0.1%

TOTAL COMMON STOCKS		10,925,238,796	97.9%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		15,808,170	0.1%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		501,035	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,793,073,257)		10,941,548,001

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	29,660,619	343,084,375	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,136,113,013)		$11,284,632,376	101.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	500	06/16/23	$100,236,924	$104,712,500	$4,475,576

Total Futures Contracts			$100,236,924	$104,712,500	$4,475,576

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$658,930,980	—	$658,930,980
Austria	—	76,922,100	—	76,922,100
Belgium	—	183,732,856	—	183,732,856
Canada	$1,389,747,974	256,932	—	1,390,004,906
China	14,753,132	2,590,438	—	17,343,570
Denmark	—	374,899,516	—	374,899,516
Finland	—	239,648,847	—	239,648,847
France	—	509,885,811	—	509,885,811
Germany	—	601,301,610	—	601,301,610
Hong Kong	—	242,177,239	$164,488	242,341,727
Ireland	—	57,821,386	—	57,821,386
Israel	101,983	88,118,150	—	88,220,133
Italy	—	513,457,279	—	513,457,279
Japan	—	2,839,641,812	—	2,839,641,812
Netherlands	—	270,919,201	—	270,919,201
New Zealand	—	26,142,476	—	26,142,476
Norway	560,385	110,780,405	—	111,340,790
Portugal	—	33,093,287	—	33,093,287
Singapore	—	83,120,616	—	83,120,616
Spain	—	308,902,482	—	308,902,482
Sweden	516,684	273,527,162	—	274,043,846
Switzerland	—	727,169,311	—	727,169,311
United Kingdom	42,390	1,287,330,379	—	1,287,372,769
United States	6	8,981,479	—	8,981,485
Preferred Stocks
Germany	—	15,808,170	—	15,808,170
Rights/Warrants
France	—	501,035	—	501,035
Securities Lending Collateral	—	343,084,375	—	343,084,375
Futures Contracts**	4,475,576	—	—	4,475,576

TOTAL	$1,410,198,130	$9,878,745,334	$164,488^	$11,289,107,952

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (5.8%)
Other Securities		$200,650,691	6.0%

AUSTRIA — (0.7%)
Other Securities		22,317,349	0.7%

BELGIUM — (1.4%)
KBC Group NV	98,635	7,051,258	0.2%
Solvay SA	74,197	8,905,022	0.3%
Other Securities		33,051,504	1.0%

TOTAL BELGIUM		49,007,784	1.5%

CANADA — (10.2%)
ARC Resources Ltd.	457,247	5,679,937	0.2%
Bank of Montreal	71,894	6,484,120	0.2%
Fairfax Financial Holdings Ltd.	8,072	5,640,897	0.2%
Teck Resources Ltd., Class B	304,989	14,212,487	0.4%
Other Securities		320,415,613	9.6%

TOTAL CANADA		352,433,054	10.6%

CHINA — (0.1%)
Other Securities		1,793,466	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	47,591	7,916,970	0.3%
Other Securities		78,382,086	2.3%

TOTAL DENMARK		86,299,056	2.6%

FINLAND — (1.5%)
Other Securities		52,050,351	1.6%

FRANCE — (7.7%)
# AXA SA	180,809	5,901,639	0.2%
BNP Paribas SA	106,510	6,881,974	0.2%
# Bouygues SA	199,685	7,312,313	0.2%
Carrefour SA	319,239	6,640,365	0.2%
Cie de Saint-Gobain	139,932	8,101,322	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	9,132,328	0.3%
# Engie SA	355,688	5,692,533	0.2%
LVMH Moet Hennessy Louis Vuitton SE	6,314	6,073,318	0.2%
Orange SA	1,286,762	16,748,385	0.5%
Rexel SA	244,826	5,671,053	0.2%
TotalEnergies SE	402,956	25,748,853	0.8%
Other Securities		162,683,306	4.7%

TOTAL FRANCE		266,587,389	8.0%

GERMANY — (6.5%)
BASF SE	137,484	7,111,241	0.2%
Bayer AG	103,797	6,850,216	0.2%
Brenntag SE	76,762	6,256,458	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
*Ω Covestro AG	178,472	$7,829,646	0.3%
Deutsche Telekom AG	252,721	6,093,552	0.2%
HeidelbergCement AG	74,417	5,636,461	0.2%
Mercedes-Benz Group AG	126,187	9,840,820	0.3%
Other Securities		173,036,064	5.1%

TOTAL GERMANY		222,654,458	6.7%

HONG KONG — (2.0%)
Other Securities		69,755,470	2.1%

IRELAND — (0.7%)
Bank of Ireland Group PLC	648,419	6,706,540	0.2%
Other Securities		17,323,139	0.5%

TOTAL IRELAND		24,029,679	0.7%

ISRAEL — (0.8%)
Other Securities		27,104,315	0.8%

ITALY — (2.5%)
# Banco BPM SpA	1,560,523	6,345,208	0.2%
Other Securities		80,225,479	2.4%

TOTAL ITALY		86,570,687	2.6%

JAPAN — (21.6%)
ENEOS Holdings, Inc.	2,151,970	7,655,685	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,991,898	0.2%
Toyota Motor Corp.	430,090	5,905,146	0.2%
Other Securities		725,380,564	21.8%

TOTAL JAPAN		745,933,293	22.5%

NETHERLANDS — (3.1%)
Aegon NV	1,327,980	6,059,208	0.2%
ASR Nederland NV	149,446	6,573,029	0.2%
Koninklijke Ahold Delhaize NV	335,294	11,528,966	0.3%
Other Securities		82,588,544	2.5%

TOTAL NETHERLANDS		106,749,747	3.2%

NEW ZEALAND — (0.3%)
Other Securities		10,991,544	0.3%

NORWAY — (0.8%)
Other Securities		28,661,954	0.9%

PORTUGAL — (0.4%)
Other Securities		12,234,212	0.4%

SINGAPORE — (1.0%)
Other Securities		35,292,501	1.1%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	820,087	6,003,843	0.2%
# Banco Santander SA	1,654,793	5,813,415	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Repsol SA	825,552	$12,127,112	0.4%
Other Securities		54,089,255	1.6%

TOTAL SPAIN		78,033,625	2.4%

SWEDEN — (2.5%)
Other Securities		85,365,910	2.6%

SWITZERLAND — (8.0%)
Baloise Holding AG	34,694	5,807,539	0.2%
Cie Financiere Richemont SA, Class A	44,982	7,435,560	0.2%
Holcim AG	86,588	5,721,104	0.2%
Julius Baer Group Ltd.	127,245	9,117,891	0.3%
Nestle SA	126,847	16,273,146	0.5%
Novartis AG, Sponsored ADR	111,168	11,402,502	0.3%
# Swiss Life Holding AG	9,631	6,357,005	0.2%
Swiss Re AG	66,165	6,663,074	0.2%
Swisscom AG	16,235	11,146,146	0.3%
Zurich Insurance Group AG	14,535	7,048,780	0.2%
Other Securities		187,252,318	5.7%

TOTAL SWITZERLAND		274,225,065	8.3%

UNITED KINGDOM — (11.5%)
BP PLC	1,487,940	9,982,581	0.3%
BT Group PLC	4,467,397	8,922,695	0.3%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,565,777	0.4%
Shell PLC, ADR	407,802	25,275,568	0.8%
Other Securities.		340,656,598	10.2%

TOTAL UNITED KINGDOM		396,403,219	12.0%

UNITED STATES — (0.1%)
Other Securities		4,258,930	0.1%

TOTAL COMMON STOCKS		3,239,403,749	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		14,029,839	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		61	0.0%

CANADA — (0.0%)
Other Securities		49,695	0.0%

FRANCE — (0.0%)
Other Security		29,084	0.0%

SINGAPORE — (0.0%)
Other Securities		476	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Securities		$51,145	0.0%

TOTAL RIGHTS/WARRANTS		130,461	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,676,153,046)		3,253,564,049

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	16,761,682	193,882,372	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,870,032,324)		$3,447,446,421	104.0%

As of April 30, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	126	06/16/23	$25,229,182	$26,387,550	$1,158,368

Total Futures Contracts			$25,229,182	$26,387,550	$1,158,368

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,731,427	$195,907,547	$11,717	$200,650,691
Austria	—	22,317,349	—	22,317,349
Belgium	1,075,782	47,932,002	—	49,007,784
Canada	351,338,329	1,094,725	—	352,433,054
China	1,225,209	568,257	—	1,793,466
Denmark	—	86,299,056	—	86,299,056
Finland	—	52,050,351	—	52,050,351
France	394,335	266,193,054	—	266,587,389
Germany	6,409,557	216,244,901	—	222,654,458
Hong Kong	17,152	69,701,631	36,687	69,755,470
Ireland	4,989,728	19,039,951	—	24,029,679
Israel	2,134,924	24,969,391	—	27,104,315
Italy	2,396,781	84,173,906	—	86,570,687
Japan	9,326,386	736,606,907	—	745,933,293
Netherlands	13,048,542	93,701,205	—	106,749,747
New Zealand	12,245	10,979,299	—	10,991,544
Norway	563,402	28,098,552	—	28,661,954
Portugal	—	12,234,212	—	12,234,212
Singapore	16,658	35,275,843	—	35,292,501
Spain	2,516,622	75,517,003	—	78,033,625
Sweden	40,729	85,325,181	—	85,365,910
Switzerland	24,809,839	249,415,226	—	274,225,065

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$59,959,615	$336,443,604	—	$396,403,219
United States	1,234,569	3,024,361	—	4,258,930
Preferred Stocks
Germany	—	14,029,839	—	14,029,839
Rights/Warrants
Australia	—	61	—	61
Canada	—	49,695	—	49,695
France	—	29,084	—	29,084
Singapore	—	476	—	476
Spain	—	51,145	—	51,145
Securities Lending Collateral	—	193,882,372	—	193,882,372
Futures Contracts**	1,158,368	—	—	1,158,368

TOTAL	$487,400,199	$2,961,156,186	$48,404^	$3,448,604,789

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.2%)
AUSTRALIA — (6.7%)
BHP Group Ltd., Class DI	260,623	$7,734,632	0.4%
BHP Group Ltd., Class DI	242,244	7,131,550	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	25,965,556	1.5%
Rio Tinto Ltd.	109,286	8,196,954	0.5%
Wesfarmers Ltd.	247,354	8,556,816	0.5%
Other Securities		69,735,562	4.1%

TOTAL AUSTRALIA		127,321,070	7.4%

AUSTRIA — (0.2%)
Other Securities		3,368,965	0.2%

BELGIUM — (0.5%)
Other Securities		8,428,519	0.5%

CANADA — (9.2%)
Alimentation Couche-Tard, Inc.	184,394	9,203,028	0.5%
Canadian Natural Resources Ltd.	277,342	16,909,542	1.0%
Constellation Software, Inc.	4,441	8,692,278	0.5%
Suncor Energy, Inc.	311,402	9,753,111	0.6%
Other Securities		129,322,365	7.5%

TOTAL CANADA		173,880,324	10.1%

CHINA — (0.0%)
Other Security		101,452	0.0%

DENMARK — (3.5%)
Novo Nordisk AS, Class B	372,329	61,938,549	3.6%
Other Securities		4,934,386	0.3%

TOTAL DENMARK		66,872,935	3.9%

FINLAND — (1.2%)
Other Securities		21,852,765	1.3%

FRANCE — (9.4%)
# Airbus SE	114,996	16,103,428	0.9%
Hermes International	6,104	13,252,245	0.8%
Kering SA	19,489	12,480,107	0.7%
# LVMH Moet Hennessy Louis Vuitton SE	69,704	67,046,964	3.9%
TotalEnergies SE	540,916	34,564,484	2.0%
Other Securities		35,263,789	2.0%

TOTAL FRANCE		178,711,017	10.3%

GERMANY — (6.0%)
Bayer AG	221,721	14,632,762	0.8%
Deutsche Post AG	219,519	10,558,771	0.6%
Deutsche Telekom AG	866,133	20,884,005	1.2%
E.ON SE	921,447	12,188,666	0.7%
Mercedes-Benz Group AG	127,975	9,980,259	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,095,090	2.7%

TOTAL GERMANY		114,339,553	6.6%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	278,737	11,572,296	0.7%
Other Securities		27,130,123	1.5%

TOTAL HONG KONG		38,702,419	2.2%

IRELAND — (0.5%)
Other Securities		9,786,568	0.6%

ISRAEL — (0.5%)
Other Securities		8,722,090	0.5%

ITALY — (1.7%)
Eni SpA	673,128	10,169,226	0.6%
# Stellantis NV	716,336	11,881,558	0.7%
Other Securities		10,645,903	0.6%

TOTAL ITALY		32,696,687	1.9%

JAPAN — (18.6%)
Fast Retailing Co. Ltd.	39,600	9,377,345	0.5%
Hitachi Ltd.	264,700	14,641,778	0.9%
Hoya Corp.	78,800	8,262,572	0.5%
KDDI Corp.	492,100	15,362,442	0.9%
Nintendo Co. Ltd.	265,000	11,203,503	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	9,944,732	0.6%
Sony Group Corp.	328,700	29,738,705	1.7%
Tokyo Electron Ltd.	99,100	11,347,494	0.7%
Other Securities		241,806,400	13.9%

TOTAL JAPAN		351,684,971	20.4%

NETHERLANDS — (3.2%)
ASML Holding NV	25,123	15,943,367	0.9%
ASML Holding NV	66,262	42,199,617	2.4%
Other Securities		3,211,169	0.2%

TOTAL NETHERLANDS		61,354,153	3.5%

NEW ZEALAND — (0.3%)
Other Securities		6,257,058	0.4%

NORWAY — (0.7%)
Equinor ASA	294,080	8,466,861	0.5%
Other Securities		4,753,541	0.3%

TOTAL NORWAY		13,220,402	0.8%

PORTUGAL — (0.1%)
Other Securities		2,565,308	0.1%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,546,888	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (Continued)
Other Securities		$8,412,272	0.4%

TOTAL SINGAPORE		17,959,160	1.0%

SPAIN — (2.0%)
Repsol SA	593,804	8,722,803	0.5%
Telefonica SA	2,166,567	9,840,956	0.6%
Other Securities		18,518,381	1.0%

TOTAL SPAIN		37,082,140	2.1%

SWEDEN — (2.5%)
Atlas Copco AB, Class A	593,536	8,584,977	0.5%
Volvo AB, Class B	431,676	8,875,561	0.5%
Other Securities		30,196,293	1.8%

TOTAL SWEDEN		47,656,831	2.8%

SWITZERLAND — (6.7%)
# Roche Holding AG	8,192	2,772,185	0.2%
Roche Holding AG	183,630	57,501,925	3.3%
Sika AG	49,049	13,548,457	0.8%
Other Securities		53,270,073	3.0%

TOTAL SWITZERLAND		127,092,640	7.3%

UNITED KINGDOM — (12.9%)
Anglo American PLC	335,117	10,326,351	0.6%
Ashtead Group PLC	224,550	12,946,682	0.7%
BP PLC	165,519	1,110,466	0.1%
BP PLC, Sponsored ADR	487,517	19,637,185	1.1%
Diageo PLC	80,730	3,682,587	0.2%
# Diageo PLC, Sponsored ADR	106,135	19,688,042	1.1%
Glencore PLC	1,388,177	8,193,901	0.5%
GSK PLC	1,144,717	20,642,869	1.2%
Imperial Brands PLC	553,895	13,711,163	0.8%
RELX PLC, Sponsored ADR	334,644	11,080,063	0.6%
Rio Tinto PLC	94,176	5,986,991	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	16,092,717	0.9%
Unilever PLC	48,760	2,715,061	0.2%
Unilever PLC	62,170	3,462,697	0.2%
# Unilever PLC, Sponsored ADR	536,146	29,772,187	1.7%
Other Securities		65,065,364	3.9%

TOTAL UNITED KINGDOM		244,114,326	14.1%

UNITED STATES — (0.7%)
Ferguson PLC	94,077	13,292,925	0.8%

TOTAL COMMON STOCKS		1,707,064,278	98.8%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		9,604,300	0.6%

TOTAL INVESTMENT SECURITIES
(Cost $1,448,935,564)		1,716,668,578

SECURITIES LENDING COLLATERAL — (9.3%)
@§ The DFA Short Term Investment Fund	15,276,607	$176,704,508	10.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,625,616,233)		$1,893,373,086	109.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	3	06/16/23	$615,710	$628,275	$12,565

Total Futures Contracts			$615,710	$628,275	$12,565

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,965,556	$101,355,514	—	$127,321,070
Austria	—	3,368,965	—	3,368,965
Belgium	—	8,428,519	—	8,428,519
Canada	173,880,324	—	—	173,880,324
China	—	101,452	—	101,452
Denmark	—	66,872,935	—	66,872,935
Finland	—	21,852,765	—	21,852,765
France	2,676,527	176,034,490	—	178,711,017
Germany	—	114,339,553	—	114,339,553
Hong Kong	—	38,702,419	—	38,702,419
Ireland	4,084,282	5,702,286	—	9,786,568
Israel	687,721	8,034,369	—	8,722,090
Italy	5,083,230	27,613,457	—	32,696,687
Japan	—	351,684,971	—	351,684,971
Netherlands	42,199,617	19,154,536	—	61,354,153
New Zealand	—	6,257,058	—	6,257,058
Norway	—	13,220,402	—	13,220,402
Portugal	—	2,565,308	—	2,565,308
Singapore	—	17,959,160	—	17,959,160
Spain	—	37,082,140	—	37,082,140
Sweden	—	47,656,831	—	47,656,831
Switzerland	—	127,092,640	—	127,092,640
United Kingdom	96,270,194	147,844,132	—	244,114,326
United States	—	13,292,925	—	13,292,925

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$9,604,300	—	$9,604,300
Securities Lending Collateral	—	176,704,508	—	176,704,508
Futures Contracts**	$12,565	—	—	12,565

TOTAL	$350,860,016	$1,542,525,635	—	$1,893,385,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$156,077,880
Investment in Dimensional Emerging Markets Value Fund		76,408,631
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,035,538	21,218,175

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $216,766,646)		$253,704,686

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$253,704,686	—	—	$253,704,686

TOTAL	$253,704,686	—	—	$253,704,686

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
AUSTRALIA — (4.2%)
BHP Group Ltd., Class DI	352,621	$10,464,900	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,948,575	0.2%
Other Securities		143,104,833	3.8%

TOTAL AUSTRALIA		159,518,308	4.3%

AUSTRIA — (0.4%)
Other Securities		13,359,227	0.4%

BELGIUM — (0.8%)
Other Securities		30,151,777	0.8%

BRAZIL — (1.2%)
Vale SA	522,632	7,586,221	0.2%
Other Securities		38,181,612	1.0%

TOTAL BRAZIL		45,767,833	1.2%

CANADA — (7.1%)
Bank of Montreal	69,809	6,296,074	0.2%
# Canadian Natural Resources Ltd.	132,566	8,082,549	0.2%
Royal Bank of Canada	81,806	8,121,729	0.2%
Royal Bank of Canada	97,598	9,692,457	0.3%
Other Securities		238,523,703	6.4%

TOTAL CANADA		270,716,512	7.3%

CHILE — (0.1%)
Other Securities		5,491,744	0.2%

CHINA — (8.1%)
* Alibaba Group Holding Ltd.	1,099,900	11,629,927	0.3%
China Construction Bank Corp., Class H	11,532,000	7,709,442	0.2%
Tencent Holdings Ltd.	442,200	19,640,804	0.6%
Other Securities		269,792,885	7.3%

TOTAL CHINA		308,773,058	8.4%

COLOMBIA — (0.0%)
Other Securities		965,495	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities.		1,615,466	0.0%

DENMARK — (1.8%)
Novo Nordisk AS, Class B	142,160	23,648,934	0.7%
Other Securities		44,701,264	1.2%

TOTAL DENMARK		68,350,198	1.9%

EGYPT — (0.0%)
Other Securities		153,170	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$38,031,808	1.0%
FRANCE — (5.8%)
# Airbus SE	43,814	6,135,480	0.2%
# L’Oreal SA	15,803	7,552,522	0.2%
# LVMH Moet Hennessy Louis Vuitton SE	21,810	20,978,628	0.6%
Orange SA	575,945	7,496,451	0.2%
TotalEnergies SE	355,054	22,687,919	0.6%
# Vinci SA	66,104	8,176,484	0.2%
Other Securities		146,949,272	4.0%

TOTAL FRANCE		219,976,756	6.0%

GERMANY — (4.6%)
Allianz SE	26,533	6,662,621	0.2%
BASF SE	113,595	5,875,603	0.2%
Bayer AG	139,798	9,226,148	0.3%
Deutsche Post AG	121,510	5,844,580	0.2%
Deutsche Telekom AG	482,206	11,626,843	0.3%
E.ON SE	514,059	6,799,841	0.2%
Mercedes-Benz Group AG	117,589	9,170,297	0.3%
Other Securities		119,069,964	3.0%

TOTAL GERMANY		174,275,897	4.7%

GREECE — (0.1%)
Other Securities		3,726,607	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	833,400	9,073,285	0.3%
Other Securities		44,836,541	1.2%

TOTAL HONG KONG		53,909,826	1.5%

HUNGARY — (0.1%)
Other Securities		2,216,601	0.1%

INDIA — (4.8%)
Reliance Industries Ltd.	235,961	7,005,631	0.2%
Other Securities		176,805,233	4.8%

TOTAL INDIA		183,810,864	5.0%

INDONESIA — (0.6%)
Other Securities		22,469,756	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	154,276	7,482,386	0.2%
Other Securities		13,817,816	0.4%

TOTAL IRELAND		21,300,202	0.6%

ISRAEL — (0.5%)
Other Securities		20,015,681	0.5%

ITALY — (1.8%)
Eni SpA	388,066	5,862,675	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
# Stellantis NV	453,110	$7,515,541	0.2%
Other Securities		55,243,069	1.5%

TOTAL ITALY		68,621,285	1.9%

JAPAN — (14.1%)
Hitachi Ltd.	107,200	5,929,727	0.2%
Sony Group Corp.	104,000	9,409,265	0.3%
Toyota Motor Corp.	862,315	11,839,605	0.3%
Other Securities		510,229,152	13.8%

TOTAL JAPAN		537,407,749	14.6%

KUWAIT — (0.0%)
Other Securities		393,944	0.0%

MALAYSIA — (0.5%)
Other Securities		18,618,830	0.5%

MEXICO — (0.8%)
Other Securities		29,777,539	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	13,125,685	0.4%
Koninklijke Ahold Delhaize NV	213,650	7,346,271	0.2%
Wolters Kluwer NV	45,271	5,998,122	0.2%
Other Securities		54,801,497	1.4%

TOTAL NETHERLANDS		81,271,575	2.2%

NEW ZEALAND — (0.2%)
Other Securities		8,750,111	0.2%

NORWAY — (0.6%)
Other Securities		22,381,352	0.6%

PERU — (0.0%)
Other Securities		415,248	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,991,893	0.2%

POLAND — (0.3%)
Other Securities		10,905,828	0.3%

PORTUGAL — (0.2%)
Other Securities		7,357,201	0.2%

QATAR — (0.3%)
Other Securities		9,636,086	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		36,636,352	1.0%

SINGAPORE — (0.7%)
Other Securities		25,838,961	0.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.2%)
Other Securities		$44,558,656	1.2%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	32,549,979	0.9%
Other Securities		106,011,209	2.9%

TOTAL SOUTH KOREA		138,561,188	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,815,799	0.2%
Telefonica SA	1,306,498	5,934,362	0.2%
Other Securities		46,978,251	1.2%

TOTAL SPAIN		58,728,412	1.6%

SWEDEN — (1.9%)
Other Securities		72,248,164	2.0%

SWITZERLAND — (5.4%)
ABB Ltd.	163,476	5,897,170	0.2%
Nestle SA	181,108	23,234,266	0.6%
Novartis AG	88,289	9,031,424	0.3%
Novartis AG, Sponsored ADR	59,410	6,093,684	0.2%
Roche Holding AG	58,789	18,409,196	0.5%
Other Securities		141,184,751	3.7%

TOTAL SWITZERLAND		203,850,491	5.5%

TAIWAN — (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,159,444	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	10,905,807	0.3%
Other Securities		167,534,760	4.6%

TOTAL TAIWAN		197,600,011	5.4%

THAILAND — (0.7%)
Other Securities		25,344,947	0.7%

TURKEY — (0.3%)
Other Securities		9,764,081	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		14,584,438	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	396,055	15,953,095	0.4%
Glencore PLC	1,482,781	8,752,314	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,315,509	0.2%
Rio Tinto PLC, Sponsored ADR	158,523	10,143,887	0.3%
Shell PLC, ADR	433,805	26,887,234	0.7%
Other Securities		254,552,055	6.9%

TOTAL UNITED KINGDOM		324,604,094	8.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$4,391,958	0.1%

TOTAL COMMON STOCKS		3,605,837,180	97.9%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		10,251	0.0%

TOTAL MUTUAL FUNDS		10,251	0.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Other Securities		10,294,623	0.3%

CHILE — (0.0%)
Other Securities		239,497	0.0%

COLOMBIA — (0.0%)
Other Securities		96,160	0.0%

GERMANY — (0.3%)
Other Securities		12,039,314	0.3%

INDIA — (0.0%)
Other Security		79,809	0.0%

PHILIPPINES — (0.0%)
Other Security		38,461	0.0%

TOTAL PREFERRED STOCKS		22,787,864	0.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,635	0.0%

FRANCE — (0.0%)
Other Security		12,143	0.0%

SINGAPORE — (0.0%)
Other Securities		709	0.0%

SPAIN — (0.0%)
Other Securities		23,752	0.0%

TAIWAN — (0.0%)
Other Securities		6,991	0.0%

THAILAND — (0.0%)
Other Securities		934	0.0%

TOTAL RIGHTS/WARRANTS		52,164	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,119,553,469)		3,628,687,459

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	15,039,823	$173,965,636	4.7%

TOTAL INVESTMENTS—(100.0%)
(Cost $3,293,520,061)		$3,802,653,095	103.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	165	06/16/23	$33,050,716	$34,555,125	$1,504,409

Total Futures Contracts			$33,050,716	$34,555,125	$1,504,409

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,197,019	$152,320,043	$1,246	$159,518,308
Austria	—	13,359,227	—	13,359,227
Belgium	829,469	29,322,308	—	30,151,777
Brazil	45,464,578	303,255	—	45,767,833
Canada	269,937,816	778,696	—	270,716,512
Chile	1,009,981	4,481,763	—	5,491,744
China	22,421,092	285,758,935	593,031	308,773,058
Colombia	927,960	37,535	—	965,495
Czech Republic	—	1,615,466	—	1,615,466
Denmark	—	68,350,198	—	68,350,198
Egypt	71,405	81,765	—	153,170
Finland	522,078	37,509,730	—	38,031,808
France	717,761	219,258,995	—	219,976,756
Germany	1,592,414	172,683,483	—	174,275,897
Greece	26,197	3,700,410	—	3,726,607
Hong Kong	56,665	53,841,688	11,473	53,909,826
Hungary	—	2,216,601	—	2,216,601
India	3,191,437	180,500,291	119,136	183,810,864
Indonesia	238,590	22,204,067	27,099	22,469,756
Ireland	7,482,386	13,817,816	—	21,300,202
Israel	2,468,295	17,547,386	—	20,015,681
Italy	368,912	68,252,373	—	68,621,285
Japan	1,861,802	535,545,947	—	537,407,749
Kuwait	274,385	119,559	—	393,944
Malaysia	—	18,618,830	—	18,618,830
Mexico	29,701,729	75,810	—	29,777,539
Netherlands	15,190,578	66,080,997	—	81,271,575
New Zealand	—	8,750,111	—	8,750,111
Norway	275,359	22,105,993	—	22,381,352
Peru	415,248	—	—	415,248
Philippines	18,131	8,941,127	32,635	8,991,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$10,905,828	—	$10,905,828
Portugal	—	7,357,201	—	7,357,201
Qatar	—	9,636,086	—	9,636,086
Saudi Arabia	$43,689	36,592,663	—	36,636,352
Singapore	—	25,806,479	$32,482	25,838,961
South Africa	5,460,525	39,098,131	—	44,558,656
South Korea	749,451	137,717,431	94,306	138,561,188
Spain	614,941	58,113,471	—	58,728,412
Sweden	22,854	72,225,310	—	72,248,164
Switzerland	15,985,965	187,864,526	—	203,850,491
Taiwan	11,147,627	186,440,710	11,674	197,600,011
Thailand	23,574,154	1,770,793	—	25,344,947
Turkey	—	9,764,081	—	9,764,081
United Arab Emirates	—	14,584,438	—	14,584,438
United Kingdom	84,967,918	239,636,176	—	324,604,094
United States	348,861	4,043,097	—	4,391,958
Preferred Stocks
Brazil	10,276,691	17,932	—	10,294,623
Chile	—	239,497	—	239,497
Colombia	96,160	—	—	96,160
Germany	—	12,039,314	—	12,039,314
India	—	79,809	—	79,809
Philippines	—	38,461	—	38,461
Rights/Warrants
Brazil	—	7,635	—	7,635
France	—	12,143	—	12,143
Singapore	—	709	—	709
Spain	—	23,752	—	23,752
Taiwan	—	6,991	—	6,991
Thailand	—	934	—	934
Mutual Funds	10,251	—	—	10,251
Securities Lending Collateral	—	173,965,636	—	173,965,636
Futures Contracts**	1,504,409	—	—	1,504,409

TOTAL	$567,064,783	$3,236,169,639	$923,082^	$3,804,157,504

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (4.5%)
Other Securities		$30,802,181	4.5%

AUSTRIA — (0.7%)
Other Securities		4,544,286	0.7%

BELGIUM — (1.3%)
Ageas SA	52,470	2,337,830	0.3%
Solvay SA	10,559	1,267,277	0.2%
Other Securities		5,334,884	0.8%

TOTAL BELGIUM		8,939,991	1.3%

BRAZIL — (1.0%)
Other Securities		7,062,031	1.0%

CANADA — (7.7%)
Alamos Gold, Inc., Class A	105,781	1,367,107	0.2%
ARC Resources Ltd.	157,602	1,957,737	0.3%
iA Financial Corp., Inc.	30,644	2,056,203	0.3%
Lundin Mining Corp.	180,250	1,376,970	0.2%
* MEG Energy Corp.	81,109	1,350,569	0.2%
West Fraser Timber Co. Ltd.	19,494	1,410,054	0.2%
Other Securities		43,117,393	6.2%

TOTAL CANADA		52,636,033	7.6%

CHILE — (0.1%)
Other Securities		737,306	0.1%

CHINA — (6.8%)
Other Securities		46,403,676	6.7%

COLOMBIA — (0.0%)
Other Securities		69,222	0.0%

DENMARK — (1.8%)
* Jyske Bank AS	18,173	1,328,698	0.2%
Ringkjoebing Landbobank AS	9,222	1,297,139	0.2%
Other Securities		9,887,891	1.4%

TOTAL DENMARK		12,513,728	1.8%

FINLAND — (1.7%)
Stora Enso Oyj, Class R	124,293	1,576,886	0.2%
Valmet Oyj	45,995	1,556,090	0.2%
Other Securities		8,680,880	1.3%

TOTAL FINLAND		11,813,856	1.7%

FRANCE — (4.6%)
Alstom SA	82,238	2,067,017	0.3%
Arkema SA	15,268	1,510,662	0.2%
Bouygues SA	49,914	1,827,813	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Eiffage SA	20,030	$2,384,047	0.4%
* Renault SA	55,113	2,047,060	0.3%
Vivendi SE	161,792	1,777,196	0.3%
Other Securities		19,577,528	2.7%

TOTAL FRANCE		31,191,323	4.5%

GERMANY — (5.4%)
Brenntag SE	20,646	1,682,745	0.3%
Continental AG	27,863	1,955,067	0.3%
*Ω Covestro AG	55,738	2,445,251	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	2,325,414	0.3%
HeidelbergCement AG	41,205	3,120,932	0.5%
K&S AG	63,951	1,275,556	0.2%
* Siemens Energy AG	59,809	1,467,958	0.2%
Other Securities		22,544,846	3.2%

TOTAL GERMANY		36,817,769	5.4%

GREECE — (0.1%)
Other Securities		805,604	0.1%

HONG KONG — (1.5%)
Other Securities		10,233,555	1.5%

HUNGARY — (0.0%)
Other Security		181,409	0.0%

INDIA — (5.0%)
Other Securities.		34,139,655	5.0%

INDONESIA — (0.5%)
Other Securities		3,633,208	0.5%

IRELAND — (0.9%)
Bank of Ireland Group PLC	330,642	3,419,799	0.5%
Other Securities		2,625,569	0.4%

TOTAL IRELAND		6,045,368	0.9%

ISRAEL — (0.7%)
Other Securities		4,839,456	0.7%

ITALY — (2.7%)
Banco BPM SpA	394,306	1,603,281	0.3%
Mediobanca Banca di Credito Finanziario SpA	144,530	1,552,134	0.2%
Other Securities		15,067,068	2.2%

TOTAL ITALY		18,222,483	2.7%

JAPAN — (16.9%)
Sojitz Corp.	70,440	1,483,573	0.2%
Other Securities		114,116,128	16.6%

TOTAL JAPAN		115,599,701	16.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Securities		$144,215	0.0%

MALAYSIA — (0.5%)
Other Securities		3,397,321	0.5%

MEXICO — (0.8%)
Other Securities		5,120,618	0.7%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV, CVA	112,128	1,797,104	0.3%
Aegon NV	419,896	1,915,870	0.3%
ASR Nederland NV	43,712	1,922,569	0.3%
NN Group NV	34,776	1,296,810	0.2%
Other Securities		6,325,383	0.8%

TOTAL NETHERLANDS		13,257,736	1.9%

NEW ZEALAND — (0.3%)
Other Securities		1,728,688	0.3%

NORWAY — (0.9%)
Other Securities		5,820,945	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,374,054	0.2%

POLAND — (0.2%)
Other Securities		1,521,856	0.2%

PORTUGAL — (0.3%)
Other Securities		2,251,116	0.3%

QATAR — (0.2%)
Other Securities		1,136,949	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		8,308,741	1.2%

SINGAPORE — (0.8%)
Other Securities		5,626,518	0.8%

SOUTH AFRICA — (1.1%)
Other Securities		7,371,383	1.1%

SOUTH KOREA — (3.4%)
Other Securities		23,261,534	3.4%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,650,830	0.3%
Other Securities		7,059,531	1.0%

TOTAL SPAIN		8,710,361	1.3%

SWEDEN — (1.6%)
Other Securities		10,681,676	1.6%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.3%)
Adecco Group AG	44,732	$1,538,627	0.2%
Baloise Holding AG	13,916	2,329,443	0.4%
Helvetia Holding AG	9,919	1,483,806	0.2%
Julius Baer Group Ltd.	25,323	1,814,550	0.3%
Swatch Group AG	7,058	2,421,334	0.4%
Swiss Prime Site AG	16,975	1,536,571	0.2%
Other Securities		18,518,203	2.6%

TOTAL SWITZERLAND		29,642,534	4.3%

TAIWAN — (5.4%)
Other Securities		36,814,903	5.4%

THAILAND — (0.6%)
Other Securities		4,136,122	0.6%

TURKEY — (0.2%)
Other Securities		1,455,878	0.2%

UNITED ARAB EMIRATES — (0.5%)
Emaar Properties PJSC	1,206,048	1,955,318	0.3%
Other Securities		1,557,812	0.2%

TOTAL UNITED ARAB EMIRATES		3,513,130	0.5%

UNITED KINGDOM — (9.7%)
Barratt Developments PLC	299,113	1,881,843	0.3%
Centrica PLC	1,480,134	2,126,880	0.3%
DS Smith PLC	416,595	1,626,495	0.2%
J Sainsbury PLC	531,830	1,848,112	0.3%
Kingfisher PLC	587,635	1,904,582	0.3%
Melrose Industries PLC	341,366	1,758,410	0.3%
Mondi PLC	100,071	1,594,664	0.2%
Persimmon PLC	84,555	1,399,360	0.2%
Taylor Wimpey PLC	1,065,125	1,718,969	0.3%
Other Securities		50,482,274	7.2%

TOTAL UNITED KINGDOM		66,341,589	9.6%

UNITED STATES — (0.1%)
Other Securities		298,024	0.0%

TOTAL COMMON STOCKS		679,147,732	98.6%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		743,173	0.1%

GERMANY — (0.3%)
Other Securities		1,959,312	0.3%

INDIA — (0.0%)
Other Security		56,869	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$15,712	0.0%

TOTAL PREFERRED STOCKS		2,775,066	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,764	0.0%

FRANCE — (0.0%)
Other Security		9,632	0.0%

MALAYSIA — (0.0%)
Other Securities		4,468	0.0%

THAILAND — (0.0%)
Other Securities		693	0.0%

TOTAL RIGHTS/WARRANTS		22,557	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $654,593,453)		681,945,355

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,599	1,105,792	0.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $655,699,075)		$683,051,147	99.2%

As of April 30, 2023, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	5	06/16/23	$1,043,782	$1,047,125	$3,343

Total Futures Contracts			$1,043,782	$1,047,125	$3,343

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$224,355	$30,577,151	$675	$30,802,181
Austria	—	4,544,286	—	4,544,286
Belgium	475,752	8,464,239	—	8,939,991
Brazil	6,881,688	180,343	—	7,062,031
Canada	52,627,509	8,524	—	52,636,033
Chile	32,149	705,157	—	737,306
China	1,310,777	44,740,280	352,619	46,403,676
Colombia	69,222	—	—	69,222

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$12,513,728	—	$12,513,728
Finland	—	11,813,856	—	11,813,856
France	—	31,191,323	—	31,191,323
Germany	—	36,817,769	—	36,817,769
Greece	—	805,604	—	805,604
Hong Kong	—	10,226,461	$7,094	10,233,555
Hungary	—	181,409	—	181,409
India	$29,001	34,040,886	69,768	34,139,655
Indonesia	—	3,627,375	5,833	3,633,208
Ireland	—	6,045,368	—	6,045,368
Israel	121,922	4,717,534	—	4,839,456
Italy	—	18,222,483	—	18,222,483
Japan	—	115,599,701	—	115,599,701
Kuwait	132,373	11,842	—	144,215
Malaysia	—	3,397,321	—	3,397,321
Mexico	5,015,983	104,635	—	5,120,618
Netherlands	536,977	12,720,759	—	13,257,736
New Zealand	—	1,728,688	—	1,728,688
Norway	215,867	5,605,078	—	5,820,945
Philippines	—	1,359,107	14,947	1,374,054
Poland	—	1,521,856	—	1,521,856
Portugal	—	2,251,116	—	2,251,116
Qatar	—	1,136,949	—	1,136,949
Saudi Arabia	51,074	8,257,667	—	8,308,741
Singapore	—	5,626,518	—	5,626,518
South Africa	1,171,418	6,199,965	—	7,371,383
South Korea	—	23,230,130	31,404	23,261,534
Spain	—	8,710,361	—	8,710,361
Sweden	16,136	10,665,540	—	10,681,676
Switzerland	—	29,642,534	—	29,642,534
Taiwan	—	36,806,126	8,777	36,814,903
Thailand	4,019,249	116,873	—	4,136,122
Turkey	—	1,455,878	—	1,455,878
United Arab Emirates	—	3,513,130	—	3,513,130
United Kingdom	600,034	65,741,555	—	66,341,589
United States	69,388	228,636	—	298,024
Preferred Stocks
Brazil	730,496	12,677	—	743,173
Germany	—	1,959,312	—	1,959,312
India	—	56,869	—	56,869
Philippines	—	15,712	—	15,712
Rights/Warrants
Brazil	—	7,764	—	7,764
France	—	9,632	—	9,632
Malaysia	—	4,468	—	4,468
Thailand	—	693	—	693
Securities Lending Collateral	—	1,105,792	—	1,105,792
Futures Contracts**	3,343	—	—	3,343

TOTAL.	$74,334,713	$608,228,660	$491,117^	$683,054,490

**	Valued at the unrealized appreciation/(depreciation) on the investment.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,322,431	$610,782,063
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,987,064	311,448,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,738,837	121,892,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $756,024,529)		$1,044,122,996

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $270,518)	270,518	270,518

TOTAL INVESTMENTS — (100.0%) (Cost $756,295,047)		$1,044,393,514

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,044,122,996	—	—	$1,044,122,996
Temporary Cash Investments	270,518	—	—	270,518

TOTAL	$1,044,393,514	—	—	$1,044,393,514

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,224,824	$149,586,710
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,282,433	78,391,308
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,317,845	49,231,019

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $173,567,318)		$277,209,037

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	606,865	NOK	6,254,000	Citibank, N.A.	05/05/23	$19,964
EUR	928,000	USD	997,903	HSBC Bank	05/10/23	25,111
USD	5,401,739	CHF	4,787,000	State Street Bank and Trust	05/15/23	38,923
USD	97,144	DKK	653,000	Citibank, N.A.	05/22/23	481
USD	10,233,008	HKD	80,216,000	Bank of America Corp.	05/25/23	4,082
USD	15,021,774	JPY	1,975,764,000	Australia & New Zealand Banking Group Ltd.	06/29/23	392,125
USD	514,650	ILS	1,842,000	HSBC Bank	06/30/23	6,055
USD	4,526,842	AUD	6,700,000	Citibank, N.A.	07/12/23	80,087

Total Appreciation						$566,828
USD	1,961,288	SEK	20,243,000	Citibank, N.A.	05/08/23	$(13,161)
USD	19,976,164	EUR	18,832,000	State Street Bank and Trust	05/10/23	(783,958)
USD	1,675,864	DKK	11,531,000	HSBC Bank	05/22/23	(31,050)
USD	9,023,309	GBP	7,255,000	State Street Bank and Trust	05/25/23	(98,878)
USD	652,843	SGD	877,000	Citibank, N.A.	06/01/23	(5,067)
USD	4,496,583	CAD	6,197,000	Bank of America Corp.	06/14/23	(81,266)

Total (Depreciation)						$(1,013,380)

Total Appreciation
(Depreciation)						$(446,552)

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	18	06/16/23	$3,590,742	$3,769,650	$178,908

Total Futures Contracts			$3,590,742	$3,769,650	$178,908

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$277,209,037	—	—	$277,209,037
Forward Currency Contracts**	—	$(446,552)	—	(446,552)
Futures Contracts**	178,908	—	—	178,908

TOTAL	$277,387,945	$(446,552)	—	$276,941,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,490,468,063

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,490,468,063

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,981,866,951

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,981,866,951

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,448,656,771

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,448,656,771

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.8%)
Petroleo Brasileiro SA	16,003,488	$85,571,399	0.4%
Vale SA	12,398,050	179,962,877	0.8%
Other Securities		654,833,667	2.6%

TOTAL BRAZIL		920,367,943	3.8%

CHILE — (0.5%)
Other Securities		126,087,912	0.5%

CHINA — (27.8%)
* Alibaba Group Holding Ltd.	19,206,500	203,082,281	0.9%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	183,666,695	0.8%
Bank of China Ltd., Class H	204,333,702	81,602,285	0.4%
China Construction Bank Corp., Class H	325,242,302	217,432,930	0.9%
China Merchants Bank Co. Ltd., Class H	15,550,646	75,064,875	0.3%
China Petroleum & Chemical Corp., Class H	129,282,400	84,733,635	0.4%
China Resources Land Ltd.	13,780,610	64,172,928	0.3%
Industrial & Commercial Bank of China Ltd., Class H	176,952,725	95,201,272	0.4%
Kweichow Moutai Co. Ltd., Class A	204,274	52,000,266	0.2%
Lenovo Group Ltd.	49,656,000	50,801,846	0.2%
Li Ning Co. Ltd.	7,365,083	52,672,246	0.2%
NetEase, Inc.	2,741,900	48,812,404	0.2%
NetEase, Inc., ADR	521,292	46,462,756	0.2%
PetroChina Co. Ltd., Class H	111,446,000	77,414,227	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	20,726,000	151,206,959	0.6%
Tencent Holdings Ltd.	13,749,800	610,712,649	2.5%
* Vipshop Holdings Ltd., ADR	3,599,304	56,509,073	0.3%
Yum China Holdings, Inc.	1,340,150	81,990,377	0.4%
Other Securities		4,536,377,754	18.4%

TOTAL CHINA		6,769,917,458	27.9%

COLOMBIA — (0.1%)
Other Securities		22,166,289	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		36,577,372	0.1%

EGYPT — (0.0%)
Other Securities		7,381,104	0.0%

GREECE — (0.3%)
Other Securities		83,233,548	0.3%

HONG KONG — (0.0%)
Other Securities		643,963	0.0%

HUNGARY — (0.2%)
Other Securities		37,660,116	0.2%

INDIA — (15.6%)
Axis Bank Ltd.	6,691,329	70,633,009	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	6,629,720	$64,868,134	0.3%
HDFC Bank Ltd.	4,794,497	99,100,762	0.4%
Housing Development Finance Corp. Ltd.	1,745,202	59,342,287	0.3%
ICICI Bank Ltd., Sponsored ADR	4,255,233	96,806,551	0.4%
Infosys Ltd.	7,880,895	121,614,971	0.5%
ITC Ltd.	9,263,717	48,381,852	0.2%
Larsen & Toubro Ltd.	1,746,787	50,549,443	0.2%
Reliance Industries Ltd.	5,101,117	151,451,061	0.6%
Tata Consultancy Services Ltd.	2,162,337	85,378,729	0.4%
Other Securities		2,951,319,317	12.0%

TOTAL INDIA		3,799,446,116	15.6%

INDONESIA — (2.1%)
Other Securities		500,723,057	2.1%

KUWAIT — (0.1%)
Other Securities		12,862,707	0.1%

MALAYSIA — (1.6%)
Other Securities		384,850,738	1.6%

MEXICO — (2.7%)
# America Movil SAB de CV, ADR	3,735,424	80,274,261	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	50,068,876	0.2%
Grupo Mexico SAB de CV, Class B	9,174,577	44,868,909	0.2%
Other Securities		490,588,364	2.0%

TOTAL MEXICO		665,800,410	2.7%

PERU — (0.1%)
Other Securities		19,799,320	0.1%

PHILIPPINES — (0.8%)
Other Securities		197,766,070	0.8%

POLAND — (0.9%)
Other Securities		212,405,281	0.9%

QATAR — (0.7%)
Other Securities		159,186,947	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,431,557	70,827,152	0.3%
Saudi Basic Industries Corp.	1,943,245	48,081,051	0.2%
Saudi Telecom Co.	3,951,662	47,562,098	0.2%
Other Securities		791,617,674	3.2%

TOTAL SAUDI ARABIA		958,087,975	3.9%

SOUTH AFRICA — (3.5%)
FirstRand Ltd.	12,783,113	45,051,162	0.2%
# Gold Fields Ltd., Sponsored ADR	3,519,305	54,760,386	0.2%
MTN Group Ltd.	7,490,086	52,608,909	0.2%
Other Securities		694,965,934	2.9%

TOTAL SOUTH AFRICA		847,386,391	3.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (12.1%)
Hyundai Motor Co.	345,694	$51,207,403	0.2%
Kia Corp.	938,136	59,415,218	0.3%
POSCO Holdings, Inc.	206,037	58,309,427	0.3%
Samsung Electronics Co. Ltd.	15,000,936	738,107,336	3.1%
SK Hynix, Inc.	2,150,179	144,671,534	0.6%
Other Securities		1,880,884,298	7.6%

TOTAL SOUTH KOREA		2,932,595,216	12.1%

TAIWAN — (17.0%)
Hon Hai Precision Industry Co. Ltd.	20,204,403	68,847,474	0.3%
MediaTek, Inc.	3,709,823	80,665,796	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	678,598,897	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	269,025,916	1.1%
# United Microelectronics Corp.	35,252,441	56,698,468	0.3%
Other Securities		2,979,402,965	12.1%

TOTAL TAIWAN		4,133,239,516	17.0%

THAILAND — (2.3%)
Other Securities		548,877,402	2.3%

TURKEY — (0.9%)
Other Securities		226,146,243	0.9%

UNITED ARAB EMIRATES — (1.0%)
Other Securities		253,604,838	1.0%

UNITED STATES — (0.0%)
Other Securities		5,902,542	0.0%

TOTAL COMMON STOCKS		23,862,716,474	98.2%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		237,244	0.0%

TOTAL MUTUAL FUNDS		237,244	0.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA	22,001,222	104,540,872	0.4%
Other Securities		136,874,378	0.6%

TOTAL BRAZIL		241,415,250	1.0%

CHILE — (0.0%)
Other Securities		3,276,069	0.0%

COLOMBIA — (0.0%)
Other Securities		5,047,740	0.0%

INDIA — (0.0%)
Other Security		888,453	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$828,649	0.0%

SOUTH KOREA — (0.0%)
Other Securities		42,134	0.0%

TOTAL PREFERRED STOCKS		251,498,295	1.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		180,492	0.0%

KUWAIT — (0.0%)
Other Security		29,259	0.0%

MALAYSIA — (0.0%)
Other Security		134,042	0.0%

TAIWAN — (0.0%)
Other Securities		165,592	0.0%

THAILAND — (0.0%)
Other Securities		10,777	0.0%

TOTAL RIGHTS/WARRANTS		520,162	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,302,537,037)		24,114,972,175

			Percentage
		Value†	of Net Assets»
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	18,125,179	209,653,948	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $19,512,178,448)		$24,324,626,123	100.1%

As of April 30, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,076	06/16/23	$216,277,449	$225,341,300	$9,063,851

Total Futures Contracts			$216,277,449	$225,341,300	$9,063,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$916,433,908	$3,934,035	—	$920,367,943
Chile	31,602,305	94,485,607	—	126,087,912
China	609,753,251	6,148,158,194	$12,006,013	6,769,917,458
Colombia	21,413,526	752,763	—	22,166,289
Czech Republic	—	36,577,372	—	36,577,372
Egypt	83,994	7,297,110	—	7,381,104
Greece	490,713	82,742,835	—	83,233,548
Hong Kong	—	643,963	—	643,963
Hungary	—	37,660,116	—	37,660,116
India.	154,924,004	3,643,278,741	1,243,371	3,799,446,116
Indonesia	12,767,409	487,474,644	481,004	500,723,057
Kuwait	11,278,045	1,584,662	—	12,862,707
Malaysia	—	384,850,738	—	384,850,738
Mexico	663,226,462	2,573,948	—	665,800,410
Peru	19,799,320	—	—	19,799,320
Philippines	2,680,915	194,481,013	604,142	197,766,070
Poland	—	212,405,281	—	212,405,281
Qatar	—	159,186,947	—	159,186,947
Saudi Arabia	1,504,721	956,579,448	3,806	958,087,975
South Africa	119,371,022	728,015,369	—	847,386,391
South Korea	55,183,171	2,875,286,643	2,125,402	2,932,595,216
Taiwan	276,258,387	3,856,751,849	229,280	4,133,239,516
Thailand	513,361,667	35,515,735	—	548,877,402
Turkey	32,683	226,113,560	—	226,146,243
United Arab Emirates	—	253,604,838	—	253,604,838
United States	—	5,902,542	—	5,902,542
Preferred Stocks
Brazil	241,107,825	307,425	—	241,415,250
Chile	—	3,276,069	—	3,276,069
Colombia	5,047,740	—	—	5,047,740
India	—	888,453	—	888,453
Philippines	—	828,649	—	828,649
South Korea	11,215	30,919	—	42,134
Rights/Warrants
Brazil	—	180,492	—	180,492
Kuwait	—	29,259	—	29,259
Malaysia	—	134,042	—	134,042
Taiwan	—	165,592	—	165,592
Thailand	—	10,777	—	10,777
Mutual Funds	237,244	—	—	237,244
Securities Lending Collateral	—	209,653,948	—	209,653,948
Futures Contracts**	9,063,851	—	—	9,063,851

TOTAL	$3,665,633,378	$20,651,363,578	$16,693,018^	$24,333,689,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
BRAZIL — (3.7%)
Cosan SA	176,951	$531,442	0.3%
Vibra Energia SA	193,005	510,780	0.2%
Other Securities		7,119,703	3.2%

TOTAL BRAZIL		8,161,925	3.7%

CHILE — (0.4%)
Other Securities		838,251	0.4%

CHINA — (24.1%)
China Gas Holdings Ltd.	531,000	683,115	0.3%
China National Building Material Co. Ltd., Class H	788,000	591,244	0.3%
Geely Automobile Holdings Ltd.	1,008,000	1,251,375	0.6%
Kingsoft Corp. Ltd.	164,200	721,778	0.3%
Kunlun Energy Co. Ltd.	720,000	667,445	0.3%
Sinopharm Group Co. Ltd., Class H	263,200	932,327	0.4%
* Tencent Music Entertainment Group, ADR	87,413	647,730	0.3%
* Vipshop Holdings Ltd., ADR	58,456	917,759	0.4%
Wharf Holdings Ltd.	220,000	503,054	0.3%
Other Securities		46,369,207	20.9%

TOTAL CHINA		53,285,034	24.1%

COLOMBIA — (0.0%)
Other Securities		99,956	0.0%

GREECE — (0.5%)
Other Securities		1,146,674	0.5%

HONG KONG — (0.0%)
Other Security		4,525	0.0%

INDIA — (16.8%)
Bharat Electronics Ltd.	428,979	542,499	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	583,383	0.3%
Cipla Ltd.	57,388	639,104	0.3%
Dr Reddy’s Laboratories Ltd., ADR	14,776	893,357	0.4%
GAIL India Ltd.	419,667	551,370	0.3%
Hero MotoCorp Ltd.	16,291	511,147	0.2%
Shriram Finance Ltd.	42,671	697,483	0.3%
Tata Consumer Products Ltd.	79,524	742,143	0.4%
UPL Ltd.	78,979	715,726	0.3%
Other Securities		31,343,397	14.0%

TOTAL INDIA		37,219,609	16.8%

INDONESIA — (2.0%)
Other Securities		4,430,960	2.0%

KUWAIT — (0.2%)
Other Securities		552,614	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (1.8%)
Other Securities		$3,951,131	1.8%
MEXICO — (2.6%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,016,070	0.5%
Other Securities		4,662,082	2.1%

TOTAL MEXICO		5,678,152	2.6%

PHILIPPINES — (0.7%)
Other Securities		1,613,129	0.7%

POLAND — (0.9%)
Other Securities		1,970,853	0.9%

QATAR — (0.8%)
Other Securities		1,842,655	0.8%

SAUDI ARABIA — (4.5%)
Arab National Bank	122,794	900,404	0.4%
Banque Saudi Fransi	76,160	790,249	0.4%
* Dar Al Arkan Real Estate Development Co.	114,864	495,838	0.2%
Etihad Etisalat Co.	69,362	855,474	0.4%
Sahara International Petrochemical Co.	66,578	694,205	0.3%
* Saudi Kayan Petrochemical Co.	156,893	532,616	0.3%
Yanbu National Petrochemical Co.	43,428	521,393	0.3%
Other Securities		5,056,183	2.1%

TOTAL SAUDI ARABIA		9,846,362	4.4%

SOUTH AFRICA — (3.4%)
Aspen Pharmacare Holdings Ltd.	60,599	606,524	0.3%
Nedbank Group Ltd.	75,530	872,578	0.4%
Old Mutual Ltd.	784,328	498,912	0.2%
Sibanye Stillwater Ltd.	301,746	667,110	0.3%
Other Securities		4,952,759	2.2%

TOTAL SOUTH AFRICA		7,597,883	3.4%

SOUTH KOREA — (12.3%)
DB Insurance Co. Ltd.	8,646	543,501	0.3%
Other Securities		26,702,202	12.0%

TOTAL SOUTH KOREA		27,245,703	12.3%

TAIWAN — (19.0%)
Asia Cement Corp.	427,000	611,580	0.3%
AUO Corp.	1,236,000	686,471	0.3%
Catcher Technology Co. Ltd.	120,000	707,894	0.3%
Chang Hwa Commercial Bank Ltd.	844,887	489,961	0.2%
# Compal Electronics, Inc.	784,000	611,832	0.3%
Far Eastern New Century Corp.	586,000	609,136	0.3%
Innolux Corp.	1,704,005	746,491	0.4%
Lite-On Technology Corp.	252,000	603,671	0.3%
Nanya Technology Corp.	224,000	496,450	0.2%
Pegatron Corp.	366,000	835,268	0.4%
Shin Kong Financial Holding Co. Ltd.	2,555,698	698,486	0.3%
Taishin Financial Holding Co. Ltd.	2,000,532	1,128,651	0.5%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Taiwan Business Bank	1,108,105	$503,647	0.2%
# Walsin Lihwa Corp.	437,607	710,652	0.3%
Wistron Corp.	526,000	797,268	0.4%
Other Securities		31,670,528	14.2%

TOTAL TAIWAN		41,907,986	18.9%

THAILAND — (2.2%)
Other Securities		4,845,262	2.2%

TURKEY — (1.2%)
Other Securities		2,545,010	1.2%

UNITED ARAB EMIRATES — (2.1%)
Aldar Properties PJSC	394,150	581,366	0.3%
Emaar Properties PJSC	918,486	1,489,105	0.7%
Other Securities.		2,461,957	1.0%

TOTAL UNITED ARAB EMIRATES		4,532,428	2.0%

TOTAL COMMON STOCKS		219,316,102	99.0%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		732,602	0.3%

INDIA — (0.0%)
Other Security		43,278	0.0%

PHILIPPINES — (0.0%)
Other Security		14,740	0.0%

TOTAL PREFERRED STOCKS		790,620	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,900	0.0%

TOTAL INVESTMENT SECURITIES (Cost $211,269,629)		220,114,622

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	76,824	888,621	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $212,158,098)		$221,003,243	99.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	7	06/16/23	$1,400,251	$1,465,975	$65,724

Total Futures Contracts			$1,400,251	$1,465,975	$65,724

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,952,826	$209,099	—	$8,161,925
Chile	46,271	791,980	—	838,251
China	3,002,491	50,069,861	$212,682	53,285,034
Colombia	99,956	—	—	99,956
Greece	—	1,146,674	—	1,146,674
Hong Kong	4,525	—	—	4,525
India	917,969	36,256,534	45,106	37,219,609
Indonesia	—	4,425,980	4,980	4,430,960
Kuwait	460,282	92,332	—	552,614
Malaysia	—	3,951,131	—	3,951,131
Mexico	5,283,226	394,926	—	5,678,152
Philippines	—	1,600,747	12,382	1,613,129
Poland	—	1,970,853	—	1,970,853
Qatar	—	1,842,655	—	1,842,655
Saudi Arabia	22,222	9,824,140	—	9,846,362
South Africa	217,952	7,379,931	—	7,597,883
South Korea	56,486	27,160,553	28,664	27,245,703
Taiwan	—	41,900,236	7,750	41,907,986
Thailand	4,692,839	152,423	—	4,845,262
Turkey	—	2,545,010	—	2,545,010
United Arab Emirates	—	4,525,483	6,945	4,532,428
Preferred Stocks
Brazil	732,602	—	—	732,602
India	—	43,278	—	43,278
Philippines	—	14,740	—	14,740
Rights/Warrants
Brazil	—	7,900	—	7,900
Securities Lending Collateral	—	888,621	—	888,621
Futures Contracts**	65,724	—	—	65,724

TOTAL	$23,555,371	$197,195,087	$318,509^	$221,068,967

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (5.8%)
Petroleo Brasileiro SA	322,824	$1,726,155	0.4%
Petroleo Brasileiro SA, Sponsored ADR	104,989	996,346	0.2%
Petroleo Brasileiro SA, Sponsored ADR	74,958	796,054	0.2%
Vale SA, Sponsored ADR	284,909	4,105,539	0.8%
Other Securities		22,391,513	4.2%

TOTAL BRAZIL		30,015,607	5.8%

CHILE — (0.7%)
Other Securities		3,859,370	0.7%

COLOMBIA — (0.2%)
Other Securities		844,091	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		863,740	0.2%

EGYPT — (0.0%)
Other Security		159,521	0.0%

GREECE — (0.6%)
Other Securities		3,122,151	0.6%

HUNGARY — (0.2%)
Other Securities		1,115,629	0.2%

INDIA — (20.9%)
Axis Bank Ltd.	178,821	1,887,617	0.4%
Bharti Airtel Ltd.	211,161	2,066,093	0.4%
HDFC Bank Ltd.	160,699	3,321,598	0.7%
Housing Development Finance Corp. Ltd.	38,469	1,308,065	0.3%
ICICI Bank Ltd., Sponsored ADR	114,676	2,608,879	0.5%
Infosys Ltd.	262,038	4,043,671	0.8%
ITC Ltd.	278,792	1,456,054	0.3%
Kotak Mahindra Bank Ltd.	50,514	1,199,103	0.2%
Larsen & Toubro Ltd.	52,864	1,529,806	0.3%
Mahindra & Mahindra Ltd.	91,611	1,376,325	0.3%
Ω Reliance Industries Ltd., GDR	44,787	2,669,305	0.5%
Tata Consultancy Services Ltd.	51,622	2,038,268	0.4%
* Tata Motors Ltd.	190,196	1,133,625	0.2%
Tata Steel Ltd.	1,088,156	1,443,311	0.3%
Other Securities		80,223,156	15.3%

TOTAL INDIA		108,304,876	20.9%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	1,930,600	1,194,754	0.3%
Bank Mandiri Persero Tbk PT	3,617,900	1,278,927	0.3%
Bank Rakyat Indonesia Persero Tbk PT	4,715,300	1,643,184	0.3%
Other Securities		11,186,872	2.1%

TOTAL INDONESIA		15,303,737	3.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
KUWAIT — (0.5%)
Other Securities		$2,820,662	0.5%

MALAYSIA — (2.2%)
Other Securities		11,515,002	2.2%

MEXICO — (3.4%)
# America Movil SAB de CV, ADR	100,860	2,167,481	0.4%
Grupo Financiero Banorte SAB de CV, Class O	234,185	2,029,573	0.4%
Other Securities		13,368,740	2.6%

TOTAL MEXICO		17,565,794	3.4%

PERU — (0.1%)
Other Securities		410,759	0.1%

PHILIPPINES — (1.0%)
Other Securities		5,231,757	1.0%

POLAND — (1.3%)
Other Securities		6,804,549	1.3%

QATAR — (1.3%)
Qatar National Bank QPSC	357,229	1,512,631	0.3%
Other Securities		5,077,377	1.0%

TOTAL QATAR		6,590,008	1.3%

SAUDI ARABIA — (5.2%)
Al Rajhi Bank	105,354	2,174,501	0.4%
* Saudi Arabian Mining Co.	62,228	1,164,086	0.2%
Ω Saudi Arabian Oil Co.	136,357	1,314,353	0.3%
Saudi Basic Industries Corp.	47,222	1,168,398	0.2%
Saudi National Bank	86,804	1,139,273	0.2%
Saudi Telecom Co.	119,598	1,439,478	0.3%
Other Securities		18,759,413	3.7%

TOTAL SAUDI ARABIA		27,159,502	5.3%

SOUTH AFRICA — (4.8%)
FirstRand Ltd.	407,207	1,435,108	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,446,100	0.3%
MTN Group Ltd.	191,668	1,346,239	0.3%
Other Securities		20,638,200	3.9%

TOTAL SOUTH AFRICA		24,865,647	4.8%

SOUTH KOREA — (16.7%)
Hyundai Motor Co.	11,053	1,637,273	0.3%
KB Financial Group, Inc.	38,362	1,423,852	0.3%
Kia Corp.	33,121	2,097,661	0.4%
LG Electronics, Inc.	14,329	1,176,668	0.3%
POSCO Holdings, Inc.	5,449	1,542,092	0.3%
Samsung Electronics Co. Ltd.	287,600	14,151,095	2.8%
Ω Samsung Electronics Co. Ltd., GDR	4,189	5,169,226	1.0%
Shinhan Financial Group Co. Ltd.	45,221	1,183,904	0.3%
SK Hynix, Inc.	63,257	4,256,151	0.8%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$53,925,308	10.2%

TOTAL SOUTH KOREA		86,563,230	16.7%

TAIWAN — (23.4%)
China Steel Corp.	1,210,000	1,147,607	0.2%
CTBC Financial Holding Co. Ltd.	1,856,000	1,368,129	0.3%
Hon Hai Precision Industry Co. Ltd.	643,000	2,191,053	0.4%
MediaTek, Inc.	131,000	2,848,443	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	25,922,565	5.0%
United Microelectronics Corp.	840,000	1,351,019	0.3%
Other Securities		86,728,360	16.7%

TOTAL TAIWAN		121,557,176	23.5%

THAILAND — (3.0%)
Other Securities		15,424,376	3.0%

TURKEY — (1.4%)
Other Securities		7,098,269	1.4%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	959,166	1,555,058	0.3%
Emirates Telecommunications Group Co. PJSC	234,115	1,532,506	0.3%
Other Securities		8,231,420	1.6%

TOTAL UNITED ARAB EMIRATES		11,318,984	2.2%

TOTAL COMMON STOCKS		508,514,437	98.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,954	0.0%

TOTAL MUTUAL FUNDS		7,954	0.0%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	233,500	1,213,425	0.3%
Petroleo Brasileiro SA	393,214	1,868,393	0.4%
Other Securities		2,792,299	0.5%

TOTAL BRAZIL		5,874,117	1.2%

CHILE — (0.0%)
Other Securities		76,142	0.0%

COLOMBIA — (0.0%)
Other Securities		53,960	0.0%

INDIA — (0.0%)
Other Security		72,483	0.0%

TOTAL PREFERRED STOCKS		6,076,702	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$8,988	0.0%

KUWAIT — (0.0%)
Other Security		7,490	0.0%

TAIWAN — (0.0%)
Other Securities		6,429	0.0%

TOTAL RIGHTS/WARRANTS		22,907	0.0%

TOTAL INVESTMENT SECURITIES (Cost $538,854,379)		514,622,000

			Percentage
		Value†	of Net Assets
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	361,428	4,180,636	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $543,034,341)		$518,802,636	100.3%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,693,702	$321,905	—	$30,015,607
Chile	1,302,659	2,556,711	—	3,859,370
Colombia	840,934	3,157	—	844,091
Czech Republic	—	863,740	—	863,740
Egypt	159,521	—	—	159,521
Greece	24,702	3,097,449	—	3,122,151
Hungary	—	1,115,629	—	1,115,629
India	7,882,009	100,403,578	$19,289	108,304,876
Indonesia	44,394	15,255,026	4,317	15,303,737
Kuwait	2,553,687	266,975	—	2,820,662
Malaysia	—	11,515,002	—	11,515,002
Mexico	17,565,794	—	—	17,565,794
Peru	410,759	—	—	410,759
Philippines	161,211	5,070,546	—	5,231,757
Poland	—	6,804,549	—	6,804,549
Qatar	—	6,590,008	—	6,590,008
Saudi Arabia	30,119	27,129,383	—	27,159,502
South Africa	3,332,227	21,533,420	—	24,865,647
South Korea	5,390,599	81,152,163	20,468	86,563,230
Taiwan	732,684	120,822,248	2,244	121,557,176
Thailand	14,171,352	1,253,024	—	15,424,376
Turkey	—	7,098,269	—	7,098,269
United Arab Emirates	—	11,318,984	—	11,318,984
Preferred Stocks
Brazil	5,858,229	15,888	—	5,874,117
Chile	—	76,142	—	76,142

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$53,960	—	—	$53,960
India	—	$72,483	—	72,483
Rights/Warrants
Brazil	—	8,988	—	8,988
Kuwait	—	7,490	—	7,490
Taiwan	—	6,429	—	6,429
Mutual Funds	7,954	—	—	7,954
Securities Lending Collateral	—	4,180,636	—	4,180,636

TOTAL	$90,216,496	$428,539,822	$46,318^	$518,802,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,163	$10,794,163
Investment Securities at Value (including $330,620, $1,836,732, $0 and $0 of securities on loan, respectively)	$5,599,568	$30,091,466	—	—
Temporary Cash Investments at Value & Cost	—	—	—	97,013
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $309,141, $1,647,914, $0 and $0, respectively)	309,153	1,647,995	—	—
Segregated Cash for Futures Contracts	2,016	14,247	—	—
Foreign Currencies at Value	42,646	306,305	—	—
Cash	1,296	12,074	152	1,739
Receivables:
Investment Securities Sold	4,997	58,033	—	—
Dividends, Interest and Tax Reclaims	37,311	214,390	—	373
Securities Lending Income	481	2,715	—	—
Fund Shares Sold	2,052	13,739	17	6,060
Futures Margin Variation	313	2,210	—	4,277
Prepaid Expenses and Other Assets	56	190	12	100

Total Assets	5,999,889	32,363,364	88,344	10,903,725

LIABILITIES:
Payables:
Upon Return of Securities Loaned	309,228	1,648,420	—	—
Investment Securities Purchased	10	35,265	105	—
Fund Shares Redeemed	4,046	23,971	—	7,547
Due to Advisor	651	4,999	11	2,219
Accrued Expenses and Other Liabilities	289	1,693	6	243

Total Liabilities	314,224	1,714,348	122	10,009

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,685,665; $30,649,016; $88,222 and $10,893,716 and shares outstanding of 222,248,506, 2,064,813,238, 6,661,977 and 578,706,980, respectively	$25.58	$14.84	$13.24	$18.82

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$81,286	N/A

Investment Securities at Cost	$3,951,623	$24,623,656	N/A	N/A

Foreign Currencies at Cost	$42,536	$310,799	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,478,762	$25,930,395	$80,687	$9,937,777
Total Distributable Earnings (Loss)	1,206,903	4,718,621	7,535	955,939

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$247,275	$222,331	$22,402	$764,083
Receivables:
Fund Shares Sold	5	—	—	2
Prepaid Expenses and Other Assets	13	12	11	13

Total Assets	247,293	222,343	22,413	764,098

LIABILITIES:
Payables:
Fund Shares Redeemed	3	7	—	—
Due to Advisor	51	45	5	155
Accrued Expenses and Other Liabilities	20	20	4	19

Total Liabilities	74	72	9	174

NET ASSETS	$247,219	$222,271	$22,404	$763,924

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $247,219; $222,271; $22,404 and $763,924 and shares outstanding of 11,645,536, 12,338,534, 902,674 and 25,743,038, respectively	$21.23	$18.01	$24.82	$29.67

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$232,337	$268,358	$24,802	$661,532
Total Distributable Earnings (Loss)	14,882	(46,087)	(2,398)	102,392

NET ASSETS	$247,219	$222,271	$22,404	$763,924

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,849,471	—	—
Investment Securities at Value (including $197,666, $161,633, $386,862 and $215,844 of securities on loan, respectively)	$4,637,187	5,132,152	$10,941,548	$3,253,564
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $193,208, $165,747, $343,040 and $193,879, respectively)	193,234	165,777	343,084	193,882
Segregated Cash for Futures Contracts	1,613	—	6,160	1,411
Foreign Currencies at Value	27,176	—	114,118	34,220
Cash	5,432	—	2,756	655
Receivables:
Investment Securities Sold	13,256	14,742	7,213	6,670
Dividends, Interest and Tax Reclaims	32,172	3,454	100,592	24,405
Securities Lending Income	188	31	518	361
Fund Shares Sold	292	6,765	1,869	1,118
Futures Margin Variation	482	—	869	219
Unrealized Gain on Foreign Currency Contracts	20	—	22	7
Prepaid Expenses and Other Assets	37	81	94	46

Total Assets	4,911,089	8,172,473	11,518,843	3,516,558

LIABILITIES:
Payables:
Upon Return of Securities Loaned	193,402	165,774	343,077	193,901
Investment Securities Purchased	—	—	2,058	5,907
Fund Shares Redeemed	15,479	18,506	5,799	924
Due to Advisor	920	659	3,561	811
Line of Credit	—	2,755	—	—
Accrued Expenses and Other Liabilities	213	367	1,402	290

Total Liabilities	210,014	188,061	355,897	201,833

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,701,075; $7,984,412; $11,162,946 and $3,314,725 and shares outstanding of 1,235,729,434, 804,192,188, 544,898,634 and 255,932,055, respectively	$3.80	$9.93	$20.49	$12.95

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,390,835	$—	$—

Investment Securities at Cost	$4,971,349	$4,656,800	$9,793,073	$2,676,153

Foreign Currencies at Cost	$27,179	$—	$115,487	$34,440

NET ASSETS CONSIST OF:
Paid-In Capital	$6,150,122	$8,170,043	$9,743,051	$2,679,992
Total Distributable Earnings (Loss)	(1,449,047)	(185,631)	1,419,895	634,733

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$253,705	—	—
Investment Securities at Value (including $173,502, $0, $203,323 and $4,373 of securities on loan, respectively)	$1,716,669	—	$3,628,687	$681,945
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $176,681, $0, $173,967 and $1,106, respectively)	176,705	—	173,966	1,106
Segregated Cash for Futures Contracts	33	—	1,848	56
Foreign Currencies at Value	4,715	—	36,760	1,946
Cash	1,534	—	5,318	77
Receivables:
Investment Securities Sold	1,413	—	4,264	1,480
Dividends, Interest and Tax Reclaims	9,021	—	21,410	4,430
Securities Lending Income	132	—	305	16
Fund Shares Sold	414	116	788	401
Futures Margin Variation	71	—	287	8
Unrealized Gain on Foreign Currency Contracts	—	—	5	—
Prepaid Expenses and Other Assets	44	12	42	29

Total Assets	1,910,751	253,833	3,873,680	691,494

LIABILITIES:
Payables:
Upon Return of Securities Loaned	176,725	—	174,029	1,107
Investment Securities Purchased	3,789	—	5,095	271
Fund Shares Redeemed	2,317	71	1,299	199
Due to Advisor	356	28	753	224
Line of Credit	—	25	—	382
Unrealized Loss on Foreign Currency Contracts	14	—	—	—
Deferred Taxes Payable	—	—	6,252	701
Accrued Expenses and Other Liabilities	165	33	547	196

Total Liabilities	183,366	157	187,975	3,080

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,727,385; $253,676; $3,685,705 and $688,414 and shares outstanding of 141,102,763, 21,034,911, 297,658,489 and 51,970,930, respectively	$12.24	$12.06	$12.38	$13.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$216,767	$—	$—

Investment Securities at Cost	$1,448,936	N/A	$3,119,553	$654,593

Foreign Currencies at Cost	$4,715	$—	$37,046	$1,943

NET ASSETS CONSIST OF:
Paid-In Capital	$1,505,142	$224,830	$3,204,073	$671,790
Total Distributable Earnings (Loss)	222,243	28,846	481,632	16,624

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,044,123	$277,209	$4,490,468	$3,981,867
Temporary Cash Investments at Value & Cost	271	—	—	—
Segregated Cash for Futures Contracts	—	202	—	—
Cash	—	4,091	—	—
Receivables:
Dividends and Interest	2	—	—	—
Fund Shares Sold	75	26	3,660	691
Futures Margin Variation	—	32	—	—
Unrealized Gain on Forward Currency Contracts	—	566	—	—
Prepaid Expenses and Other Assets	20	14	42	38
Total Assets	1,044,491	282,140	4,494,170	3,982,596

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	79	—	—	—
Fund Shares Redeemed	428	174	1,407	744
Due to Advisor	50	9	704	1,048
Unrealized Loss on Forward Currency Contracts	—	1,013	—	—
Accrued Expenses and Other Liabilities	35	12	193	150

Total Liabilities	592	1,208	2,304	1,942

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,043,899; $280,932; $4,491,866 and $3,980,654 and shares outstanding of 52,183,086, 15,373,896, 170,117,500 and 187,307,912, respectively	$20.00	$18.27	$26.40	$21.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$756,025	$173,567	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$774,455	$177,273	$3,026,906	$3,686,736
Total Distributable Earnings (Loss)	269,444	103,659	1,464,960	293,918

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,448,657	—	—	—
Investment Securities at Value (including $0, $898,497, $5,480 and $6,785 of securities on loan, respectively)	—	$24,114,972	$220,115	$514,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $209,641, $888 and $4,180, respectively)	—	209,654	889	4,181
Segregated Cash for Futures Contracts	—	12,051	78	—
Foreign Currencies at Value	—	244,243	1,381	1,527
Cash	—	21,169	113	4,593
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	15,329	753	47
Dividends and Interest	—	62,961	402	1,587
Securities Lending Income	—	3,025	24	13
Fund Shares Sold	3,192	13,506	67	740
Futures Margin Variation	—	1,869	12	—
Unrealized Gain on Foreign Currency Contracts	—	4	—	—
Prepaid Expenses and Other Assets	71	197	15	16

Total Assets	10,451,920	24,698,980	223,849	527,326

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	209,770	890	4,180
Investment Securities/Affiliated Investment Companies Purchased	—	28,034	196	4,162
Fund Shares Redeemed	9,269	9,224	39	1,324
Due to Advisor	2,397	6,606	95	117
Unrealized Loss on Foreign Currency Contracts	—	1	—	—
Deferred Taxes Payable	—	140,639	997	—
Accrued Expenses and Other Liabilities	467	5,865	62	230

Total Liabilities	12,133	400,139	2,279	10,013

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $17,850; $0; $0 and $0 and shares outstanding of 645,170, 0, 0 and 0, respectively	$27.67	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $10,421,937; $24,298,841; $221,570 and $517,313 and shares outstanding of 374,122,884, 1,143,876,194, 21,360,203 and 59,964,994, respectively	$27.86	$21.24	$10.37	$8.63

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,302,537	$211,270	$538,854

Foreign Currencies at Cost	$—	$242,160	$1,382	$1,527

NET ASSETS CONSIST OF:
Paid-In Capital	$10,808,675	$22,072,448	$207,868	$565,227
Total Distributable Earnings (Loss)	(368,888)	2,226,393	13,702	(47,914)

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $52 and $15,814, respectively)	—	—	$479	$152,975
Income from Securities Lending	—	—	29	5,693
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(6,170)

Income Distributions Received from Affiliated Investment Companies	—	—	321	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	800	152,498

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,738, $49,787, $0 and $0, respectively)	$87,291	$483,925	—	—
Income from Securities Lending	1,508	10,350	—	—

Total Fund Investment Income	88,799	494,275	—	—

Fund Expenses
Investment Management Fees	3,771	29,158	153	13,024
Accounting & Transfer Agent Fees	425	2,350	9	672
Custodian Fees	209	1,167	1	—
Filing Fees	44	233	9	81
Shareholders’ Reports	60	244	3	239
Directors’/Trustees’ Fees & Expenses	21	115	—	42
Professional Fees	35	189	—	45
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	91	502	1	55

Total Fund Expenses	4,656	33,958	182	14,158

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	98	—
Fees Paid Indirectly (Note C)	197	394	—	—

Net Expenses	4,459	33,564	84	14,158

Net Investment Income (Loss)	84,340	460,711	716	138,340

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	—	1,921	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,022)	(7,753)	—	—
Affiliated Investment Companies Shares Sold	14	71	(335)	—
Transactions Allocated from Affiliated Investment Company**	—	—	83	46,873
Futures	4,681	6,001	—	6,269
Foreign Currency Transactions	2,643	14,301	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	5,215,894	—	—
Affiliated Investment Companies Shares	106	689	(2,257)	—
Transactions Allocated from Affiliated Investment Company	—	—	5,632	1,733,187
Futures	29	6,702	—	1,864
Translation of Foreign Currency-Denominated Amounts	996	7,384	—	—

Net Realized and Unrealized Gain (Loss)	978,353	5,243,289	5,044	1,788,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,062,693	$5,704,000	$5,760	$1,926,533

**	Net of foreign capital gain taxes withheld of $0, $0, $14 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $444, $58, $2 and $1,435, respectively)	$3,993	$4,024	$340	$9,625
Income from Securities Lending	89	326	3	399
Expenses Allocated from Affiliated Investment Companies	(155)	(142)	(12)	(437)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,927	4,208	331	9,587

Fund Expenses
Investment Management Fees	450	400	37	1,253
Accounting & Transfer Agent Fees	25	27	2	65
Filing Fees	10	9	9	10
Shareholders’ Reports	4	3	3	4
Directors’/Trustees’ Fees & Expenses	2	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	—	2

Total Fund Expenses	493	443	51	1,341

Fees Waived, Expenses Reimbursed by Advisor (Note C)	129	115	11	359

Net Expenses	364	328	40	982

Net Investment Income (Loss)	3,563	3,880	291	8,605

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	7,071	(1,566)	(117)	1,315
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	37,377	28,177	4,452	147,741

Net Realized and Unrealized Gain (Loss)	44,448	26,611	4,335	149,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,011	$30,491	$4,626	$157,661

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$4,940	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,940	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,646, $0, $20,344 and $5,918, respectively)	$100,035	97,927	$195,845	$52,795
Income from Securities Lending	2,127	181	2,640	1,320

Total Fund Investment Income	102,162	98,108	198,485	54,115

Fund Expenses
Investment Management Fees	5,591	7,832	20,973	4,774
Accounting & Transfer Agent Fees	243	655	846	313
Custodian Fees	261	18	940	210
Filing Fees	28	72	87	71
Shareholders’ Reports	36	156	132	39
Directors’/Trustees’ Fees & Expenses	19	33	42	13
Professional Fees	32	37	82	21
Other	96	83	191	58

Total Fund Expenses	6,306	8,886	23,293	5,499

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3,434	—	—
Fees Paid Indirectly (Note C)	245	18	191	144

Net Expenses	6,061	5,434	23,102	5,355

Net Investment Income (Loss)	96,101	97,614	175,383	48,760

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(156,158)	5,149	313,703	56,797
Affiliated Investment Companies Shares Sold	11	8,752	(20)	1
Futures	1,433	957	4,667	502
Foreign Currency Transactions	2,008	—	7,507	1,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	607,172	47,006	1,692,031	518,978
Affiliated Investment Companies Shares	103	326,427	164	69
Futures	(1,155)	(1,144)	1,053	719
Translation of Foreign Currency-Denominated Amounts	1,571	—	2,030	519

Net Realized and Unrealized Gain (Loss)	454,985	395,708	2,021,135	579,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,086	$493,322	$2,196,518	$627,865

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $499, $0 and $0, respectively)	—	$4,523	—	—
Income from Securities Lending	—	72	—	—
Expenses Allocated from Affiliated Investment Companies	—	(204)	—	—

Income Distributions Received from Affiliated Investment Companies	—	188	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,579	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,778, $0, $6,001 and $1,070, respectively)	$25,652	—	$53,989	$9,679
Income from Securities Lending	542	—	1,326	90

Total Fund Investment Income	26,194	—	55,315	9,769

Fund Expenses
Investment Management Fees	2,131	381	4,394	1,302
Accounting & Transfer Agent Fees	179	10	299	76
Custodian Fees	83	—	426	170
Filing Fees	31	11	23	24
Shareholders’ Reports	43	5	38	17
Directors’/Trustees’ Fees & Expenses	7	1	14	3
Professional Fees	11	1	44	19
Other	67	1	67	14

Total Fund Expenses	2,552	410	5,305	1,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	221	—	—
Fees Paid Indirectly (Note C)	19	—	35	14

Net Expenses	2,533	189	5,270	1,611

Net Investment Income (Loss)	23,661	4,390	50,045	8,158

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	221	—	(7,089)	(2,120)
Affiliated Investment Companies Shares Sold	(11)	8	(3)	—
Transactions Allocated from Affiliated Investment Company**	—	348	—	—
Futures	134	—	1,181	128
Foreign Currency Transactions	564	—	1,662	119
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	—	592,913	113,390
Affiliated Investment Companies Shares	66	3,749	71	1
Transactions Allocated from Affiliated Investment Company	—	33,551	—	—
Futures	13	—	637	3
Translation of Foreign Currency-Denominated Amounts	312	—	521	84

Net Realized and Unrealized Gain (Loss)	314,003	37,656	589,893	111,605

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,664	$42,046	$639,938	$119,763

**	Net of foreign capital gain taxes withheld of $0, $59, $131 and $88, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,629 and $4,780, respectively)	—	$82	$61,294	$37,267
Income from Securities Lending	—	—	1,804	5,668
Expenses Allocated from Affiliated Investment Companies	—	—	(3,184)	(4,940)

Income Distributions Received from Affiliated Investment Companies	$6,922	1,947	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,922	2,029	59,914	37,995

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	7	3	—	—

Total Fund Investment Income	7	3	—	—

Fund Expenses
Investment Management Fees	1,096	332	6,366	10,065
Accounting & Transfer Agent Fees	68	26	279	250
Custodian Fees	1	1	—	—
Filing Fees	14	12	57	27
Shareholders’ Reports	8	7	81	45
Directors’/Trustees’ Fees & Expenses	4	1	18	15
Professional Fees	4	1	19	16
Previously Waived Fees Recovered by Advisor (Note C)	9	—	—	—
Other	10	1	12	11

Total Fund Expenses	1,214	381	6,832	10,429

Fees Waived, Expenses Reimbursed by Advisor (Note C)	870	275	2,195	3,871
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	344	105	4,637	6,558

Net Investment Income (Loss)	6,585	1,927	55,277	31,437

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,198	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,308)	3,792	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(17,705)	60,799
Futures	—	(106)	—	—
Forward Currency Contracts	—	(3,602)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	94,126	21,881	—	—
Transactions Allocated from Affiliated Investment Company	—	—	638,337	472,830
Futures	—	311	—	—
Forward Currency Contracts	—	(551)	—	—

Net Realized and Unrealized Gain (Loss)	104,752	25,923	620,632	533,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,337	$27,850	$675,909	$565,066

**	Net of foreign capital gain taxes withheld of $0, $0, $1,897 and $5,229, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $15,938, $0, $0 and $0, respectively)	$160,669	—	—	—
Interest	269	—	—	—
Income from Securities Lending	3,867	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,382)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	157,423	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $34,122, $302 and $939, respectively)	—	$317,191	$2,210	$7,440
Income from Securities Lending	—	16,523	148	84

Total Fund Investment Income	—	333,714	2,358	7,524

Fund Expenses
Investment Management Fees	19,589	38,903	549	778
Accounting & Transfer Agent Fees	490	1,893	24	42
Custodian Fees	—	5,433	95	242
Shareholder Servicing Fees
Class R2 Shares	20	—	—	—
Filing Fees	68	185	16	25
Shareholders’ Reports	92	319	10	10
Directors’/Trustees’ Fees & Expenses	42	95	1	2
Professional Fees	42	194	13	9
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	37
Other	28	431	5	28

Total Fund Expenses	20,371	47,453	713	1,177

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	163
Class R2 Shares	8	—	—	—
Institutional Class Shares	5,147	—	—	—
Fees Paid Indirectly (Note C)	—	824	19	22

Net Expenses	15,216	46,629	694	992

Net Investment Income (Loss)	142,207	287,085	1,664	6,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(239,832)	7,055	(6,780)
Affiliated Investment Companies Shares Sold	—	6	—	—
Transactions Allocated from Affiliated Investment Company**	(18,504)	—	—	—
Futures	—	8,352	100	356
Foreign Currency Transactions	—	3,294	(12)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	3,740,464	21,975	52,187
Affiliated Investment Companies Shares	—	189	2	4
Transactions Allocated from Affiliated Investment Company	1,521,423	—	—	—
Futures	—	3,333	66	—
Translation of Foreign Currency-Denominated Amounts	—	277	3	5

Net Realized and Unrealized Gain (Loss)	1,502,919	3,516,083	29,189	45,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,645,126	$3,803,168	$30,853	$52,353

**	Net of foreign capital gain taxes withheld of $8,450, $6,847, $262 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,340	$173,632	$460,711	$1,015,999	$716	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,921	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(11,022)	(72,788)	(7,753)	425,701	—	—
Affiliated Investment Companies Shares Sold	14	(41)	71	(333)	(335)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	83	(2,875)
Futures	4,681	(12,682)	6,001	(44,185)	—	34
Foreign Currency Transactions	2,643	(5,948)	14,301	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	(1,377,779)	5,215,894	(9,090,912)	—	—
Affiliated Investment Companies Shares	106	(125)	689	(769)	(2,257)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,632	(8,701)
Futures	29	(202)	6,702	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	996	(977)	7,384	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,062,693	(1,296,910)	5,704,000	(7,753,337)	5,760	(16,343)

Distributions:
Institutional Class Shares	(38,334)	(180,306)	(163,375)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	443,438	1,451,460	1,773,748	6,677,971	6,009	23,030
Shares Issued in Lieu of Cash Distributions	35,229	166,053	157,186	1,093,925	1,067	3,556
Shares Redeemed	(638,039)	(1,351,800)	(3,030,749)	(7,302,036)	(6,467)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(159,372)	265,713	(1,099,815)	469,860	609	3,188

Total Increase (Decrease) in Net Assets	864,987	(1,211,503)	4,440,810	(8,421,377)	5,302	(16,711)
Net Assets
Beginning of Period	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Period	$5,685,665	$4,820,678	$30,649,016	$26,208,206	$88,222	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	18,686	60,402	126,798	474,529	449	1,720
Shares Issued in Lieu of Cash Distributions	1,484	7,097	11,364	80,934	82	241
Shares Redeemed	(26,867)	(56,865)	(218,008)	(529,452)	(490)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,697)	10,634	(79,846)	26,011	41	202

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $14, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,340	$316,287	$3,563	$7,212	$3,880	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	46,873	164,767	7,071	12,397	(1,566)	14,514
Futures	6,269	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,733,187	(3,930,327)	37,377	(107,385)	28,177	(124,402)
Futures	1,864	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,926,533	(3,468,891)	48,011	(87,776)	30,491	(97,121)

Distributions:
Institutional Class Shares	(231,761)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	860,205	2,335,205	5,848	25,594	3,567	4,042
Shares Issued in Lieu of Cash Distributions	227,044	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(1,208,400)	(2,994,929)	(74,189)	(50,102)	(41,986)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	(121,151)	174,300	(52,659)	(6,023)	(15,089)	(11,898)

Total Increase (Decrease) in Net Assets	1,573,621	(4,145,758)	(20,332)	(112,286)	(7,931)	(151,288)
Net Assets
Beginning of Period	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Period	$10,893,716	$9,320,095	$247,219	$267,551	$222,271	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	48,154	123,348	289	1,240	200	194
Shares Issued in Lieu of Cash Distributions	12,883	41,490	793	765	1,295	1,874
Shares Redeemed	(67,515)	(157,815)	(3,755)	(2,408)	(2,390)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,478)	7,023	(2,673)	(403)	(895)	(929)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$291	$1,003	$8,605	$20,054	$96,101	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(156,158)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	11	(101)
Transactions Allocated from Affiliated Investment Company*,**	(117)	(2,989)	1,315	(26,021)	—	—
Futures	—	—	—	—	1,433	(4,273)
Foreign Currency Transactions	—	—	—	—	2,008	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	607,172	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	103	(106)
Transactions Allocated from Affiliated Investment Company	4,452	(9,155)	147,741	(261,540)	—	—
Futures	—	—	—	—	(1,155)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	1,571	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,626	(11,141)	157,661	(267,507)	551,086	(1,691,793)

Distributions:
Institutional Class Shares	(73)	(1,908)	(4,016)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	1,556	2,169	3,230	69,996	316,025	1,001,675
Shares Issued in Lieu of Cash Distributions	73	1,908	4,016	37,477	—	444,430
Shares Redeemed	(2,176)	(16,763)	(13,290)	(53,922)	(618,184)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(547)	(12,686)	(6,044)	53,551	(302,159)	603,484

Total Increase (Decrease) in Net Assets	4,006	(25,735)	147,601	(251,436)	248,927	(1,535,316)
Net Assets
Beginning of Period	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Period	$22,404	$18,398	$763,924	$616,323	$4,701,075	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	69	97	117	2,142	85,213	242,147
Shares Issued in Lieu of Cash Distributions	3	71	149	1,270	—	96,826
Shares Redeemed	(94)	(634)	(478)	(2,058)	(166,569)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(22)	(466)	(212)	1,354	(81,356)	129,544

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$97,614	$397,376	$175,383	$357,490	$48,760	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,149	71,264	313,703	16,007	56,797	(2,689)
Affiliated Investment Companies Shares Sold	8,752	196,468	(20)	9	1	(9)
Futures	957	174	4,667	(36,186)	502	(3,680)
Foreign Currency Transactions	—	—	7,507	(19,023)	1,520	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	47,006	(1,350,594)	1,692,031	(2,899,988)	518,978	(921,097)
Affiliated Investment Companies Shares	326,427	(1,630,271)	164	(167)	69	(86)
Futures	(1,144)	1,144	1,053	(1,079)	719	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	2,030	(2,550)	519	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	493,322	(2,305,922)	2,196,518	(2,585,487)	627,865	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(110,253)	(516,572)	(23,893)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,033,059	2,104,042	450,483	2,106,642	122,346	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	95,489	455,244	23,723	186,180
Shares Redeemed	(1,395,953)	(2,445,794)	(1,133,991)	(2,579,838)	(318,247)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	47,048	119,842	(588,019)	(17,952)	(172,178)	181,618

Total Increase (Decrease) in Net Assets	113,339	(2,666,513)	1,498,246	(3,120,011)	431,794	(833,859)
Net Assets
Beginning of Period	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Period	$7,984,412	$7,871,073	$11,162,946	$9,664,700	$3,314,725	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	104,042	180,469	23,507	109,457	10,153	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	5,148	23,531	1,985	14,949
Shares Redeemed	(138,704)	(210,655)	(58,842)	(135,322)	(26,368)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	6,128	5,458	(30,187)	(2,334)	(14,230)	13,955

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,661	$63,382	$4,390	$9,610	$50,045	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	221	(55,920)	—	—	(7,089)	77,983
Affiliated Investment Companies Shares Sold	(11)	(25)	8	636	(3)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	348	(201)	—	—
Futures	134	291	—	(44)	1,181	(3,864)
Foreign Currency Transactions	564	(936)	—	—	1,662	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	(536,106)	—	—	592,913	(1,093,022)
Affiliated Investment Companies Shares	66	(47)	3,749	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	33,551	(42,768)	—	—
Futures	13	—	—	—	637	(167)
Translation of Foreign Currency-Denominated Amounts	312	(283)	—	—	521	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	337,664	(529,644)	42,046	(38,697)	639,938	(906,142)

Distributions:
Institutional Class Shares	(14,593)	(79,006)	(2,752)	(10,666)	(29,995)	(119,142)
Capital Share Transactions (1):
Shares Issued	104,382	699,881	41,605	40,039	196,827	732,628
Shares Issued in Lieu of Cash Distributions	14,240	77,582	2,631	10,666	29,861	118,577
Shares Redeemed	(320,942)	(745,903)	(24,113)	(115,749)	(272,986)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(202,320)	31,560	20,123	(65,044)	(46,298)	58,178

Total Increase (Decrease) in Net Assets	120,751	(577,090)	59,417	(114,407)	563,645	(967,106)
Net Assets
Beginning of Period	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Period	$1,727,385	$1,606,634	$253,676	$194,259	$3,685,705	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	9,077	57,992	3,719	3,535	16,722	60,965
Shares Issued in Lieu of Cash Distributions	1,207	6,680	234	952	2,538	10,302
Shares Redeemed	(27,969)	(64,934)	(2,086)	(9,687)	(23,237)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,685)	(262)	1,867	(5,200)	(3,977)	6,166

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $59 and $131, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,158	$20,671	$6,585	$22,962	$1,927	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,198	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,120)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	—	(1)	(3,308)	(8,828)	3,792	3,300
Futures	128	174	—	(6)	(106)	(251)
Foreign Currency Transactions	119	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(3,602)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	113,390	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	94,126	(213,117)	21,881	(71,420)
Futures	3	(46)	—	—	311	(234)
Translation of Foreign Currency-Denominated Amounts	84	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	(551)	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	119,763	(169,493)	111,337	(182,294)	27,850	(43,873)

Distributions:
Institutional Class Shares.	(4,713)	(56,676)	(20,214)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	53,480	303,674	53,547	287,694	14,273	39,834
Shares Issued in Lieu of Cash Distributions	4,706	56,609	17,647	30,117	24,140	21,408
Shares Redeemed	(52,379)	(340,881)	(67,435)	(244,046)	(31,754)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	5,807	19,402	3,759	73,765	6,659	(12,597)

Total Increase (Decrease) in Net Assets	120,857	(206,767)	94,882	(139,697)	10,224	(77,999)
Net Assets
Beginning of Period	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Period	$688,414	$567,557	$1,043,899	$949,017	$280,932	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	4,293	24,012	2,760	14,000	791	2,058
Shares Issued in Lieu of Cash Distributions	376	4,258	918	1,512	1,379	1,017
Shares Redeemed	(4,200)	(27,420)	(3,510)	(11,765)	(1,762)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	469	850	168	3,747	408	(634)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $88, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,277	$156,764	$31,437	$114,895	$142,207	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(17,705)	17,009	60,799	98,361	(18,504)	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	638,337	(1,618,027)	472,830	(1,298,644)	1,521,423	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	675,909	(1,444,254)	565,066	(1,085,388)	1,645,126	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	(222)	(643)
Institutional Class Shares	(51,785)	(372,779)	(101,833)	(329,169)	(161,236)	(558,273)

Total Distributions	(51,785)	(372,779)	(101,833)	(329,169)	(161,458)	(558,916)

Capital Share Transactions (1):
Shares Issued	323,990	1,486,746	202,951	598,832	542,592	1,872,666
Shares Issued in Lieu of Cash Distributions	50,062	359,767	95,003	308,292	154,654	536,547
Shares Redeemed	(445,091)	(2,315,886)	(292,442)	(1,096,582)	(1,354,208)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	(71,039)	(469,373)	5,512	(189,458)	(656,962)	(719,031)

Total Increase (Decrease) in Net Assets	553,085	(2,286,406)	468,745	(1,604,015)	826,706	(3,658,629)
Net Assets
Beginning of Period	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Period	$4,491,866	$3,938,781	$3,980,654	$3,511,909	$10,439,787	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	12,509	53,138	9,686	26,598	20,086	64,891
Shares Issued in Lieu of Cash Distributions	1,945	12,564	4,620	13,241	5,762	19,778
Shares Redeemed	(17,257)	(81,119)	(14,197)	(49,181)	(50,396)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,803)	(15,417)	109	(9,342)	(24,548)	(22,260)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,897, $5,229 and $8,450, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio Ʊ
						Period
						Nov 15,
	Six Months	Year	Six Months	Year	Six Months	2021 Ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$287,085	$883,592	$1,664	$5,721	$6,532	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(239,832)	75,499	7,055	5,284	(6,780)	(19,163)
Affiliated Investment Companies Shares Sold	6	(37)	—	(1)	—	—
Futures	8,352	(37,872)	100	(135)	356	(495)
Foreign Currency Transactions	3,294	(25,138)	(12)	(127)	49	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,740,464	(8,179,321)	21,975	(60,418)	52,187	(76,418)
Affiliated Investment Companies Shares	189	(254)	2	(1)	4	(3)
Futures	3,333	(2,325)	66	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	277	(7)	3	259	5	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,803,168	(7,285,863)	30,853	(49,472)	52,353	(85,220)

Distributions:
Institutional Class Shares	(218,791)	(942,726)	(8,593)	(22,133)	(3,675)	(10,224)
Capital Share Transactions (1):
Shares Issued	2,118,821	7,057,849	22,620	87,606	117,197	729,801
Shares Issued in Lieu of Cash Distributions	208,476	895,345	8,389	21,501	3,353	9,316
Shares Redeemed	(2,581,408)	(7,911,399)	(21,625)	(82,497)	(76,362)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(254,111)	41,795	9,384	26,610	44,188	519,891

Total Increase (Decrease) in Net Assets	3,330,266	(8,186,794)	31,644	(44,995)	92,866	424,447
Net Assets
Beginning of Period	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Period	$24,298,841	$20,968,575	$221,570	$189,926	$517,313	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	102,716	315,242	2,233	8,132	13,934	79,414
Shares Issued in Lieu of Cash Distributions	10,180	43,699	836	1,847	401	1,143
Shares Redeemed	(125,741)	(361,196)	(2,153)	(7,430)	(9,065)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,845)	(2,255)	916	2,549	5,270	54,696

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $6,847, $262 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
Ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.06		$27.63	$20.90	$22.78	$21.29	$23.52	$12.22		$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.78	0.70	0.49	0.70	0.66	0.22		0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.32		(6.54)	6.70	(1.87)	1.47	(2.25)	2.48		(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	4.69		(5.76)	7.40	(1.38)	2.17	(1.59)	2.70		(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Period	$25.58		$21.06	$27.63	$20.90	$22.78	$21.29	$14.84		$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	22.33	%(B)	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	22.12	%(B)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Period (thousands)	$5,685,665		$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$30,649,016		$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.19%	0.22%	0.23%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.19%	0.23%	0.24%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.13	%(C)	3.17%	2.65%	2.31%	3.22%	2.78%	3.16	%(C)	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	4	%(B)	9%	14%	19%	7%	8%	3	%(B)	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$15.52	$10.50	$11.07	$10.73	$11.53	$15.93		$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.23	0.22	0.15	0.18	0.19	0.24		0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77		(2.68)	4.97	(0.55)	0.27	(0.75)	3.05		(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	0.88		(2.45)	5.19	(0.40)	0.45	(0.56)	3.29		(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.16)		(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.19)		(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	—		(0.30)	—	—	—	(0.07)	(0.21)		(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.16)		(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(0.40)		(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Period	$13.24		$12.52	$15.52	$10.50	$11.07	$10.73	$18.82		$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	7.06	%(B)	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	20.82	%(B)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Period (thousands)	$88,222		$82,920	$99,631	$43,568	$41,286	$31,380	$10,893,716		$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(D)	0.42	%(C)	0.44%	0.47%	0.47%	0.49%	0.49%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.64	%(C)	0.66%	0.71%	0.85%	0.93%	0.90%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.66%	1.49%	1.50%	1.69%	1.58%	2.66	%(C)	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(C)	0.22%	0.24%	0.27%	0.27%	0.26%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.69		$25.80	$23.39	$24.89	$25.70	$28.56	$17.39		$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.44	0.40	0.45	0.43	0.31		0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	3.35		(6.33)	2.51	(0.91)	0.37	(2.59)	2.07		(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	3.63		(5.85)	2.95	(0.51)	0.82	(2.16)	2.38		(6.56)	7.49	(0.02)	0.96	(1.92)

Less Distributions:
Net Investment Income	(0.26)		(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(0.75)		(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.83)		(0.73)	—	(0.38)	(1.35)	—	(1.01)		(1.92)	—	—	—	—

Total Distributions	(1.09)		(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(1.76)		(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Period	$21.23		$18.69	$25.80	$23.39	$24.89	$25.70	$18.01		$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	19.85	%(B)	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	13.69	%(B)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Period (thousands)	$247,219		$267,551	$379,837	$466,696	$640,068	$622,650	$222,271		$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (E)	0.40	%(C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.41	%(C)	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.50	%(C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.51	%(C)	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.24%	1.69%	1.74%	1.91%	1.49%	3.39	%(C)	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$31.72	$21.35	$27.85	$26.95	$32.67	$23.75		$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.94	0.58	0.43	0.76	0.85	0.33		0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.69		(11.25)	10.31	(4.00)	1.68	(3.65)	5.75		(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	5.01		(10.31)	10.89	(3.57)	2.44	(2.80)	6.08		(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.08)		(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.16)		(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	—		(0.55)	—	(2.25)	(1.07)	(2.13)	—		(0.68)	—	—	(0.80)	(0.21)

Total Distributions	(0.08)		(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(0.16)		(1.48)	(0.57)	(0.38)	(1.31)	(0.80)
Net Asset Value, End of Period	$24.82		$19.89	$31.72	$21.35	$27.85	$26.95	$29.67		$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	25.22	%(B)	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	25.65	%(B)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Period (thousands)	$22,404		$18,398	$44,133	$16,867	$26,540	$36,351	$763,924		$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (E)	0.50	%(C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.40	%(C)	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.60	%(C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.50	%(C)	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.62%	1.88%	1.89%	2.92%	2.75%	2.40	%(C)	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.38		$5.04	$3.77	$5.61	$4.85	$5.07	$9.86		$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.16	0.15	0.20	0.22	0.12		0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.34		(1.44)	1.11	(1.35)	0.83	(0.22)	0.50		(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	0.42		(1.29)	1.27	(1.20)	1.03	—	0.62		(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—		—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Period	$3.80		$3.38	$5.04	$3.77	$5.61	$4.85	$9.93		$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	12.43	%(B)	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	6.25	%(B)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Period (thousands)	$4,701,075		$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,984,412		$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.26%	0.27%	0.28%	0.23	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.28%	0.28%	0.32	%(C)(D)	0.33	%(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.67%	3.29%	3.61%	4.01%	4.27%	2.45	%(C)	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	5	%(B)	6%	8%	12%	8%	5%	0	%(B)	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.81		$22.14	$15.65	$18.58	$19.24	$23.51	$10.67		$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.61	0.44	0.33	0.45	0.47	0.19		0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.56		(5.05)	6.48	(2.65)	(0.01)	(3.44)	2.18		(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	3.87		(4.44)	6.92	(2.32)	0.44	(2.97)	2.37		(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.19)		(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.09)		(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	—		(0.16)	—	(0.29)	(0.62)	(0.74)	—		(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.19)		(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.09)		(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Period	$20.49		$16.81	$22.14	$15.65	$18.58	$19.24	$12.95		$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	23.17	%(B)	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	22.29	%(B)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Period (thousands)	$11,162,946		$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$3,314,725		$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.46%	0.53%	0.65%	0.68%	0.68%	0.35	%(C)	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.46%	0.53%	0.66%	0.69%	0.68%	0.35	%(C)	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	3.13%	2.13%	2.02%	2.48%	2.10%	3.06	%(C)	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	8	%(B)	24%	15%	14%	18%	23%	5	%(B)	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$13.73	$10.64	$10.74	$9.71	$10.68	$10.14		$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.30	0.21	0.27	0.26	0.21		0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.06		(3.51)	3.08	(0.13)	1.00	(1.01)	1.85		(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	2.22		(3.13)	3.38	0.08	1.27	(0.75)	2.06		(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	—		(0.11)	—	—	—	—	—		—		—		—		(0.23)		—

Total Distributions	(0.10)		(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Period	$12.24		$10.12	$13.73	$10.64	$10.74	$9.71	$12.06		$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	21.97	%(B)	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	20.45	%(B)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Period (thousands)	$1,727,385		$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$253,676		$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30%	0.30%	0.33%	0.35%	0.37	%(C)(D)	0.40	%(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30	%(C)	0.30%	0.30%	0.31%	0.34%	0.35%	0.55	%(C)(D)	0.59	%(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	2.78	%(C)	3.15%	2.30%	1.97%	2.69%	2.41%	3.68	%(C)	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	4	%(B)	22%	15%	15%	9%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$13.84	$10.44	$11.17	$10.65	$12.15	$11.02		$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.40	0.33	0.24	0.33	0.31	0.16		0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96		(3.48)	3.40	(0.74)	0.56	(1.52)	2.16		(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	2.13		(3.08)	3.73	(0.50)	0.89	(1.21)	2.32		(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.10)		(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.09)		(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—		—	—	—	(0.05)	—	—		(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.10)		(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(0.09)		(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Period	$12.38		$10.35	$13.84	$10.44	$11.17	$10.65	$13.25		$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	20.63	%(B)	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	21.11	%(B)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Period (thousands)	$3,685,705		$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$688,414		$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.32%	0.35%	0.37%	0.39%	0.50	%(C)	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.32%	0.36%	0.38%	0.37%	0.50	%(C)	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.85	%(C)	3.25%	2.49%	2.26%	3.02%	2.56%	2.51	%(C)	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	4	%(B)	12%	6%	13%	8%	4%	10	%(B)	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.24		$22.56	$16.29	$16.42	$15.40	$16.06	$18.09		$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.45	0.34	0.29	0.35	0.31	0.13		0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.03		(4.15)	6.27	(0.10)	1.13	(0.64)	1.69		(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	2.16		(3.70)	6.61	0.19	1.48	(0.33)	1.82		(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.13)		(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(1.03)		(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.27)		(0.17)	—	(0.03)	(0.11)	(0.03)	(0.61)		(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.40)		(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.64)		(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Period	$20.00		$18.24	$22.56	$16.29	$16.42	$15.40	$18.27		$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	11.90	%(B)	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	10.46	%(B)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Period (thousands)	$1,043,899		$949,017	$1,088,714	$769,602	$879,553	$741,512	$280,932		$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31	%(C)	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51	%(C)	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.32	%(C)	2.22%	1.64%	1.81%	2.23%	1.89%	1.39	%(C)	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.22%	0.25%	0.27%	0.27%	0.24	%(C)	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$33.05	$27.64	$27.56	$25.46	$29.55	$18.76		$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.88	0.74	0.55	0.73	0.61	0.17		0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	3.60		(9.07)	5.32	0.07	2.05	(4.14)	2.87		(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	3.92		(8.19)	6.06	0.62	2.78	(3.53)	3.04		(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.24)		(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(0.14)		(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(0.06)		(1.17)	—	—	—	—	(0.41)		(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(0.30)		(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(0.55)		(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Period	$26.40		$22.78	$33.05	$27.64	$27.56	$25.46	$21.25		$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	17.27	%(B)	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	16.30	%(B)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Period (thousands)	$4,491,866		$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,980,654		$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (E)	0.36	%(C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59	%(C)	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.46	%(C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79	%(C)	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.52	%(C)	3.05%	2.19%	2.07%	2.70%	2.08%	1.62	%(C)	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$23.91		$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	3.81		(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	4.15		(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Period	$27.67		$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	17.41	%(B)	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Period (thousands)	$17,850		$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (E)	0.69	%(C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.79	%(C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$24.08		$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83		(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	4.20		(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)
Net Asset Value, End of Period	$27.86		$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	17.50	%(B)	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Period (thousands)	$10,421,937		$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (E)	0.44	%(C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.54	%(C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
													Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Nov 14,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	2018 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.13		$25.16	$20.34	$20.59	$18.95	$22.38	$9.29		$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.75	0.57	0.43	0.53	0.50	0.08		0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(6.97)	4.76	(0.22)	1.64	(3.47)	1.42		(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	3.30		(6.22)	5.33	0.21	2.17	(2.97)	1.50		(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.24)		(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.18)		(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)		(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$21.24		$18.13$	25.16	$20.34	$20.59	$18.95	$10.37		$9.29	$13.13	$9.71	$10.43

Total Return	18.25	%(B)	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	16.33	%(B)	(21.40%)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$24,298,841		$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$221,570		$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40	%(C)	0.40%	0.42%	0.49%	0.52%	0.52%	0.67	%(C)	0.66%	0.72%	0.84%	0.85	%(C)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.42%	0.50%	0.53%	0.52%	0.67	%(C)	0.66%	0.72%	0.87%	0.95	%(C)(F)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)	3.33%	2.26%	2.19%	2.62%	2.25%	1.57	%(C)	2.72%	2.19%	2.26%	2.30	%(C)(F)
Portfolio Turnover Rate	3	%(B)	14%	10%	15%	4%	4%	12	%(B)	28%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging
	Markets Ex China Core
	Equity Portfolio
			Period
	Six Months		Nov 15,
	Ended		2021 Ʊ to
	Apr 30,		Oct 31,
	2023		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$7.76		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.81		(2.28)

Total from Investment Operations	0.93		(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.24)

Total Distributions	(0.06)		(0.24)

Net Asset Value, End of Period	$8.63		$7.76

Total Return	12.07	%(B)	(20.16	%)(B)

Net Assets, End of Period (thousands)	$517,313		$424,447
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.50	%(C)	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	3.20	%(C)
Portfolio Turnover Rate	10	%(B)	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	17%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
International Small Company Portfolio	The Continental Small Company Series	85%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	83%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/23
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	1%
	DFA International Real Estate Securities Portfolio	60%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	1%
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%*
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$98	$607
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	129	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	115	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	11	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	359	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	3,434	24,739
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	221	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	9	870	445
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	275	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,195	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	3,871	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,147	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	37	163	510
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	$8	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	394
DFA International Real Estate Securities Portfolio	245
DFA Global Real Estate Securities Portfolio	18
DFA International Small Cap Value Portfolio	191
International Vector Equity Portfolio	144
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	35
World ex U.S. Targeted Value Portfolio	14
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	824
Emerging Markets Targeted Value Portfolio	19
Emerging Markets ex China Core Equity Portfolio	22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$31
International Core Equity Portfolio	36
Global Small Company Portfolio	—
International Small Company Portfolio	107
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	16
DFA Global Real Estate Securities Portfolio	9
DFA International Small Cap Value Portfolio	177
International Vector Equity Portfolio	5
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	4
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	56
Emerging Markets Small Cap Portfolio	51
Emerging Markets Value Portfolio	268
Emerging Markets Core Equity Portfolio	96
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$196,375	$288,378
International Core Equity Portfolio	$889,908	$1,706,117
DFA International Real Estate Securities Portfolio	$209,300	$378,286
DFA Global Real Estate Securities Portfolio	$333,020	$46
DFA International Small Cap Value Portfolio	$839,856	$1,292,403
International Vector Equity Portfolio	$169,896	$322,713
International High Relative Profitability Portfolio	$68,110	$258,486
World ex U.S. Core Equity Portfolio	$125,592	$154,848
World ex U.S. Targeted Value Portfolio	$72,886	$62,382
Emerging Markets Core Equity Portfolio	$775,413	$1,044,137
Emerging Markets Targeted Value Portfolio	$25,073	$25,416
Emerging Markets ex China Core Equity Portfolio	$94,817	$49,554

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

Total	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Total	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

Total	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

Total	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,181	$394,284	$(149,320)	$484,334	$2,801,561	737,253	—	—
The DFA Short Term Investment Fund	194,324	765,865	794,517	8	97	165,777	14,332	$3,325	—
DFA Real Estate Securities Portfolio	281,217	—	233,367	158,064	(158,004)	47,910	1,283	4,940	$8,561

Total	$3,231,191	$871,046	$1,422,168	$8,752	$326,427	$3,015,248	752,868	$8,265	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

Total	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

Total	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

Total	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

Total	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

Total	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

Total	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$33,913	$26,449	$(1,959)	$19,359	$610,782	19,322	$4,187	$13,934
International Core Equity Portfolio	260,575	5,849	10,594	(915)	56,533	311,448	20,987	1,641	—
Emerging Markets Core Equity Portfolio	103,159	6,041	5,107	(434)	18,234	121,893	5,739	1,094	—

Total	$949,652	$45,803	$42,150	$(3,308)	$94,126	$1,044,123	46,048	$6,922	$13,934

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$12,331	$19,608	$2,508	$884	$149,587	5,225	$1,056	$4,198
International Core Equity Portfolio	69,823	3,951	10,064	1,021	13,660	78,391	5,282	429	—
Emerging Markets Core Equity Portfolio	44,197	4,495	7,061	263	7,337	49,231	2,318	462	—

Total	$267,492	$20,777	$36,733	$3,792	$21,881	$277,209	12,825	$1,947	$4,198

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Total	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Total	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

Total	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555
International Small Company Portfolio
2021	220,133	—	—	220,133
2022	483,283	367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Small Cap Value Portfolio
2021	$258,254	$—	—	$258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934
2022	7,741	13,787	—	21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)
World Core Equity Portfolio	(111)	(1,455)	(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Real Estate Securities Portfolio	$41,604	$312,816	—	$(606,343)	$(251,923)
DFA International Small Cap Value Portfolio	68,218	—	$(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)
Emerging Markets Targeted Value Portfolio	4,020	3,675	—	(16,252)	(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,283,233	$1,864,455	$(216,498)	$1,647,957
International Core Equity Portfolio	26,435,357	8,155,002	(2,687,110)	5,467,892
Global Small Company Portfolio	82,907	6,969	(300)	6,669
International Small Company Portfolio	10,087,613	1,110,942	(154,178)	956,764
Japanese Small Company Portfolio	235,353	24,635	—	24,635
Asia Pacific Small Company Portfolio	270,374	—	(39,995)	(39,995)
United Kingdom Small Company Portfolio	22,182	1,479	—	1,479
Continental Small Company Portfolio	646,675	120,149	—	120,149
DFA International Real Estate Securities Portfolio	5,563,735	601,078	(935,214)	(334,136)
DFA Global Real Estate Securities Portfolio	8,405,411	1,080,915	(1,171,987)	(91,072)
DFA International Small Cap Value Portfolio	10,265,199	2,239,073	(1,090,554)	1,148,519
International Vector Equity Portfolio	2,892,523	825,185	(247,771)	577,414
International High Relative Profitability Portfolio	1,625,803	341,014	(73,257)	267,757
World ex U.S. Value Portfolio	218,510	36,556	—	36,556
World ex U.S. Core Equity Portfolio	3,315,681	919,702	(410,569)	509,133
World ex U.S. Targeted Value Portfolio	655,998	96,044	(68,692)	27,352
World Core Equity Portfolio	785,411	288,098	—	288,098
Selectively Hedged Global Equity Portfolio	178,328	104,209	(1,013)	103,196
Emerging Markets Portfolio	3,014,058	1,523,430	—	1,523,430
Emerging Markets Small Cap Portfolio	3,737,887	339,502	—	339,502
Emerging Markets Value Portfolio	9,448,866	1,124,072	—	1,124,072
Emerging Markets Core Equity Portfolio	19,766,163	8,087,312	(3,274,865)	4,812,447
Emerging Markets Targeted Value Portfolio	214,277	37,787	(28,942)	8,845
Emerging Markets ex China Core Equity Portfolio	554,066	38,166	(62,398)	(24,232)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,939	110	$3,651	126
Shares Issued in Lieu of Cash Distributions	222	8	643	24
Shares Redeemed	(403)	(15)	(1,372)	(47)

Net Increase (Decrease) — Class R2 Shares	$2,758	103	$2,922	103

Institutional Class Shares
Shares Issued	$539,653	19,976	$1,869,015	64,765
Shares Issued in Lieu of Cash Distributions	154,432	5,754	535,904	19,754
Shares Redeemed	(1,353,805)	(50,381)	(3,126,872)	(106,882)

Net Increase (Decrease) — Institutional Class Shares	$(659,720)	(24,651)	$(721,953)	(22,363)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$39,801
International Core Equity Portfolio	—	240,493
International Small Company Portfolio	—	78,782
DFA International Real Estate Securities Portfolio	—	33,972
DFA Global Real Estate Securities Portfolio	—	4,607
DFA International Small Cap Value Portfolio	—	107,527
International Vector Equity Portfolio	—	22,434
International High Relative Profitability Portfolio	—	88
World ex U.S. Core Equity Portfolio	—	29,065
World ex U.S. Targeted Value Portfolio	—	1,161
Selectively Hedged Global Equity Portfolio	79,444	3,500
Emerging Markets Core Equity Portfolio	—	193,407
Emerging Markets Targeted Value Portfolio	—	1,148
Emerging Markets ex China Core Equity Portfolio	—	1,568

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2023	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$1,461	—	$1,461
International Core Equity Portfolio	12,598	—	12,598
International Small Company Portfolio	4,276	—	4,276
DFA International Real Estate Securities Portfolio	426	—	426
DFA International Small Cap Value Portfolio	4,476	—	4,476
International Vector Equity Portfolio	1,158	—	1,158
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	1,504	—	1,504
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	745	$566	179
Emerging Markets Core Equity Portfolio	9,064	—	9,064
Emerging Markets Targeted Value Portfolio	66	—	66

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2023	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,013)	$(1,013)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$4,681	—	$4,681
International Core Equity Portfolio	6,001	—	6,001
International Small Company Portfolio	6,269	—	6,269
DFA International Real Estate Securities Portfolio	1,433	—	1,433
DFA Global Real Estate Securities Portfolio	957	—	957
DFA International Small Cap Value Portfolio	4,667	—	4,667
International Vector Equity Portfolio	502	—	502
International High Relative Profitability Portfolio	134	—	134
World ex U.S. Core Equity Portfolio	1,181	—	1,181
World ex U.S. Targeted Value Portfolio	128	—	128
Selectively Hedged Global Equity Portfolio	(3,708)	$(3,602)	(106)
Emerging Markets Core Equity Portfolio	8,352	—	8,352
Emerging Markets Targeted Value Portfolio	100	—	100
Emerging Markets ex China Core Equity Portfolio	356	—	356

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$29	—	$29
International Core Equity Portfolio	6,702	—	6,702
International Small Company Portfolio	1,864	—	1,864
DFA International Real Estate Securities Portfolio	(1,155)	—	(1,155)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	1,053	—	1,053
International Vector Equity Portfolio	719	—	719
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	637	—	637
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	(240)	$(551)	311
Emerging Markets Core Equity Portfolio	3,333	—	3,333
Emerging Markets Targeted Value Portfolio	66	—	66

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
Selectively Hedged Global Equity Portfolio Citibank, N.A.	$100	$100	$(18)	—	—	$82	$18	$18	$(18)	—	—	—
State Street Bank and Trust	39	39	(39)	—	—	—	883	883	(39)	—	—	$844
HSBC Bank	31	31	(31)	—	—	—	31	31	(31)	—	—	—
Bank of America Corp.	4	4	(4)	—	—	—	81	81	(4)	—	—	77
Australia & New Zealand Banking Group Ltd.	392	392	—	—	—	392	—	—	—	—	—	—

Total	$566	$566	$(92)	—	—	$474	$1,013	$1,013	$(92)	—	—	$921

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2023
Large Cap International Portfolio	5.19%	$2,460	7	$2	$9,549	—
International Core Equity Portfolio	5.01%	1,744	17	4	15,684	—
Global Small Company Portfolio	4.97%	70	19	—	172	—
DFA International Real Estate Securities Portfolio	4.84%	15,177	9	17	73,588	—
DFA Global Real Estate Securities Portfolio	4.91%	7,208	15	14	17,333	$2,755
DFA International Small Cap Value Portfolio	5.10%	1,632	24	6	11,643	—
International Vector Equity Portfolio	4.83%	1,977	4	1	3,907	—
International High Relative Profitability Portfolio	5.13%	2,043	124	35	15,148	—
World ex U.S. Value Portfolio	5.27%	132	23	—	518	25
World ex U.S. Core Equity Portfolio	5.26%	1,205	14	2	3,683	—
World ex U.S. Targeted Value Portfolio	5.06%	374	35	2	1,175	382
World Core Equity Portfolio	4.87%	2,263	18	6	8,963	—
Emerging Markets Core Equity Portfolio	5.16%	1,435	3	1	3,725	—
Emerging Markets Targeted Value Portfolio	3.83%	1,586	3	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	4.63%	10,471	12	16	39,932	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2023
DFA International Real Estate Securities Portfolio	Borrower	4.19%	$37,900	4	$18	$40,150	—
DFA Global Real Estate Securities Portfolio	Borrower	4.19%	42,824	3	15	42,824	$2,755

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$21,702	$16,791	$(2,487)
International Core Equity Portfolio	30,540	123,798	(37,326)
DFA Global Real Estate Securities Portfolio	13,779	—	—
DFA International Small Cap Value Portfolio	141,878	95,513	24,691
International Vector Equity Portfolio	13,879	28,484	3,711
International High Relative Profitability Portfolio	2,848	29,055	(679)
World ex U.S. Core Equity Portfolio	8,665	10,884	(1,445)
World ex U.S. Targeted Value Portfolio	3,873	2,627	(493)
Emerging Markets Core Equity Portfolio	1,723	8,976	(1,681)
Emerging Markets Targeted Value Portfolio	260	281	56
Emerging Markets ex China Core Equity Portfolio	498	201	(40)

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$35,226
International Core Equity Portfolio	275,810
DFA International Real Estate Securities Portfolio	16,729
DFA International Small Cap Value Portfolio	68,563
International Vector Equity Portfolio	32,935
International High Relative Profitability Portfolio	4,097
World ex U.S. Core Equity Portfolio	40,642
World ex U.S. Targeted Value Portfolio	3,943
Emerging Markets Core Equity Portfolio	738,503
Emerging Markets Targeted Value Portfolio	5,005
Emerging Markets ex China Core Equity Portfolio	3,045

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$309,228	—	—	—	$309,228
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,648,420	—	—	—	1,648,420
DFA International Real Estate Securities Portfolio Common Stocks	193,402	—	—	—	193,402
DFA Global Real Estate Securities Portfolio Common Stocks	165,774	—	—	—	165,774
DFA International Small Cap Value Portfolio Common Stocks	343,077	—	—	—	343,077
International Vector Equity Portfolio Common Stocks, Rights/Warrants	193,901	—	—	—	193,901
International High Relative Profitability Portfolio Common Stocks	176,725	—	—	—	176,725
World ex U.S. Core Equity Portfolio Common Stocks	174,029	—	—	—	174,029
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,107	—	—	—	1,107
Emerging Markets Core Equity Portfolio Common Stocks	209,770	—	—	—	209,770
Emerging Markets Targeted Value Portfolio Common Stocks	890	—	—	—	890
Emerging Markets ex China Core Equity Portfolio Common Stocks	4,180	—	—	—	4,180

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

O. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	70%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	80%
Japanese Small Company Portfolio-Institutional Class	3	83%
Asia Pacific Small Company Portfolio-Institutional Class	2	90%
United Kingdom Small Company Portfolio-Institutional Class	4	91%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	66%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	6	78%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	84%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	60%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares ("Class R shares") of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023
EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,215.60	0.53%	$2.91
Institutional Class Shares	$1,000.00	$1,216.80	0.28%	$1.54
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,844,638,694

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,844,638,694

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,844,639
Receivables:
Fund Shares Sold	5,203
Prepaid Expenses and Other Assets	56

Total Assets	8,849,898

LIABILITIES:
Payables:
Fund Shares Redeemed	8,150
Due to Advisor	360
Accrued Expenses and Other Liabilities	111

Total Liabilities	8,621

NET ASSETS	$8,841,277

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,893 and shares outstanding of 252,250	$19.40

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,836,384 and shares outstanding of 454,024,447	$19.46

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,853,093
Total Distributable Earnings (Loss)	988,184

NET ASSETS	$8,841,277

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $21,763)	$193,340
Interest	119
Income from Securities Lending	2,591
Expenses Allocated from Affiliated Investment Companies	(8,745)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	187,305

Fund Expenses
Investment Management Fees	10,466
Accounting & Transfer Agent Fees	496
Shareholder Servicing Fees Class R2 Shares	5
Filing Fees	126
Shareholders’ Reports	112
Directors’/Trustees’ Fees & Expenses	33
Professional Fees	36
Other	18

Total Fund Expenses	11,292

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	4
Institutional Class Shares	8,369

Net Expenses	2,919

Net Investment Income (Loss)	184,386

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	50,059
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938

Net Realized and Unrealized Gain (Loss)	1,418,997

Net Increase (Decrease) in Net Assets Resulting from Operations.	$1,603,383

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value
	Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$184,386	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	50,059	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,603,383	(1,226,436)

Distributions:
Class R2 Shares	(43)	(78)
Institutional Class Shares	(101,396)	(402,623)

Total Distributions	(101,439)	(402,701)

Capital Share Transactions (1):
Shares Issued	639,619	2,471,605
Shares Issued in Lieu of Cash Distributions	99,705	396,749
Shares Redeemed	(893,913)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(154,589)	808,826

Total Increase (Decrease) in Net Assets	1,347,355	(820,311)
Net Assets
Beginning of Period	7,493,922	8,314,233

End of Period	$8,841,277	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	34,786	134,715
Shares Issued in Lieu of Cash Distributions	5,517	22,689
Shares Redeemed	(48,982)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,679)	43,006

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.14		$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	3.46		(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.20)		(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.20)		(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Period	$19.40		$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	21.56	%(B)	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Period (thousands)	$4,893		$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (E)	0.53	%(C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.73	%(C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.41	%(C)	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.19		$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40		0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	3.09		(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	3.49		(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.22)		(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.22)		(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Period	$19.46		$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	21.68	%(B)	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Period (thousands)	$8,836,384		$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (E)	0.28	%(C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.48	%(C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.40	%(C)	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2023, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized

Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,369	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	4	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$112

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,005,690	$858,617	—	$858,617

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$3,321	185	$712	37
Shares Issued in Lieu of Cash Distributions	43	2	77	4
Shares Redeemed	(438)	(23)	(787)	(42)

Net Increase (Decrease) — Class R2 Shares	$2,926	164	$2	(1)

Institutional Class Shares
Shares Issued	$636,298	34,601	$2,470,893	134,678
Shares Issued in Lieu of Cash Distributions	99,662	5,515	396,672	22,685
Shares Redeemed	(893,475)	(48,959)	(2,058,741)	(114,356)

Net Increase (Decrease) — Institutional Class Shares	$(157,515)	(8,843)	$808,824	43,007

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	3	91%
DFA International Value Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares (“Class R shares”) of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,217.20	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,200.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,254.80	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,258.60	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,100.50	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,174.40	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,165.10	0.26%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.7%
Consumer Discretionary	12.5%
Consumer Staples	4.7%
Energy	14.1%
Financials	28.4%
Health Care	6.8%
Industrials	11.4%
Information Technology	1.3%
Materials	13.8%
Real Estate	2.3%
Utilities	1.0%

100.0%

The Japanese Small Company Series
Communication Services	2.3%
Consumer Discretionary	14.8%
Consumer Staples	8.2%
Energy	0.8%
Financials	8.9%
Health Care	5.0%
Industrials	29.5%
Information Technology	14.7%
Materials	12.6%
Real Estate	1.4%
Utilities	1.8%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.8%
Consumer Discretionary	20.8%
Consumer Staples	7.2%
Energy	3.5%
Financials	13.0%
Health Care	5.9%
Industrials	12.3%
Information Technology	6.4%
Materials	16.7%
Real Estate	7.7%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	18.7%
Consumer Staples	8.0%
Energy	3.9%
Financials	19.0%
Health Care	4.6%
Industrials	23.3%
Information Technology	6.9%
Materials	5.3%
Real Estate	3.2%
Utilities	3.4%
100.0%

The Continental Small Company Series
Communication Services	4.6%
Consumer Discretionary	8.6%
Consumer Staples	4.6%
Energy	3.3%
Financials	17.2%
Health Care	5.5%
Industrials	27.6%
Information Technology	11.3%
Materials	8.8%
Real Estate	4.6%
Utilities	3.9%
100.0%

The Canadian Small Company Series
Communication Services	1.0%
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Energy	23.8%
Financials	8.6%
Health Care	2.1%
Industrials	13.5%
Information Technology	3.0%
Materials	26.8%
Real Estate	3.0%
Utilities	7.4%
100.0%

The Emerging Markets Series
Communication Services	8.9%
Consumer Discretionary	11.0%
Consumer Staples	6.4%
Energy	5.6%
Financials	21.1%
Health Care	3.8%
Industrials	7.4%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.1%
Utilities	2.7%
100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Energy	1.8%
Financials	9.5%
Health Care	8.3%
Industrials	16.5%
Information Technology	15.8%
Materials	14.5%
Real Estate	5.7%
Utilities	4.4%
100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$119,312,644	1.0%
National Australia Bank Ltd.	5,228,713	100,658,739	0.8%
Westpac Banking Corp.	5,452,138	81,614,010	0.7%
# Woodside Energy Group Ltd.	3,559,994	80,777,414	0.7%
Other Securities		436,309,477	3.4%

TOTAL AUSTRALIA		818,672,284	6.6%

AUSTRIA — (0.1%)
Other Securities		9,086,922	0.1%

BELGIUM — (0.7%)
Other Securities		83,578,400	0.7%

CANADA — (8.9%)
Bank of Montreal	1,331,345	120,074,006	1.0%
Bank of Nova Scotia	589,160	29,409,079	0.2%
# Bank of Nova Scotia	2,113,499	105,484,735	0.8%
Canadian Imperial Bank of Commerce	1,446,994	60,662,995	0.5%
# Fairfax Financial Holdings Ltd.	96,097	67,154,770	0.5%
# Nutrien Ltd.	1,029,988	71,481,153	0.6%
Suncor Energy, Inc.	2,013,309	63,056,838	0.5%
# Teck Resources Ltd., Class B	2,050,761	95,565,463	0.8%
Other Securities		513,004,609	4.2%

TOTAL CANADA		1,125,893,648	9.1%

CHINA — (0.0%)
Other Security		717,299	0.0%

DENMARK — (1.9%)
DSV AS	379,252	71,376,093	0.6%
Other Securities		170,591,873	1.4%

TOTAL DENMARK		241,967,966	2.0%

FINLAND — (0.9%)
Other Securities		118,379,324	1.0%

FRANCE — (11.1%)
AXA SA	2,528,587	82,533,543	0.7%
BNP Paribas SA	1,819,966	117,594,218	1.0%
Cie de Saint-Gobain	1,784,858	103,333,825	0.8%
Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773	0.6%
Engie SA	3,701,762	59,244,062	0.5%
Orange SA	7,137,374	92,899,451	0.8%
Sanofi	899,474	96,934,773	0.8%
# TotalEnergies SE	6,840,726	437,121,783	3.5%
Other Securities		339,188,987	2.7%

TOTAL FRANCE		1,409,138,415	11.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
BASF SE	1,843,128	$95,334,201	0.8%
Bayer AG	2,060,836	136,007,516	1.1%
Bayerische Motoren Werke AG	942,197	105,605,576	0.9%
Mercedes-Benz Group AG	2,636,283	205,593,184	1.7%
Other Securities		335,202,388	2.6%

TOTAL GERMANY		877,742,865	7.1%

HONG KONG — (2.0%)
Other Securities		259,018,248	2.1%

IRELAND — (0.5%)
Other Securities		63,016,899	0.5%

ISRAEL — (0.5%)
Other Securities		63,848,848	0.5%

ITALY — (2.1%)
UniCredit SpA	4,159,978	82,431,948	0.7%
Other Securities		183,410,120	1.4%

TOTAL ITALY		265,842,068	2.1%

JAPAN — (18.4%)
Honda Motor Co. Ltd.	3,522,000	93,414,082	0.8%
Mitsubishi Corp.	2,121,600	78,660,133	0.6%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114	0.5%
Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072	0.6%
Toyota Motor Corp.	7,342,850	100,817,505	0.8%
Other Securities		1,915,874,650	15.5%

TOTAL JAPAN		2,330,865,556	18.8%

NETHERLANDS — (3.4%)
ING Groep NV	4,971,616	61,659,410	0.5%
Koninklijke Ahold Delhaize NV	4,003,663	137,664,548	1.1%
Other Securities		231,880,031	1.9%

TOTAL NETHERLANDS		431,203,989	3.5%

NEW ZEALAND — (0.2%)
Other Securities		26,318,317	0.2%

NORWAY — (0.8%)
Other Securities		106,553,986	0.9%

PORTUGAL — (0.1%)
Other Securities		15,234,444	0.1%

SINGAPORE — (1.0%)
Other Securities		131,844,943	1.1%

SPAIN — (2.1%)
Banco Santander SA	35,812,913	125,813,514	1.0%
Banco Santander SA, Sponsored ADR	219,342	761,117	0.0%
Repsol SA	4,381,555	64,363,729	0.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$73,621,975	0.6%

TOTAL SPAIN		264,560,335	2.1%

SWEDEN — (2.5%)
Other Securities		310,728,436	2.5%

SWITZERLAND — (10.1%)
Cie Financiere Richemont SA, Class A	922,306	152,457,909	1.2%
Holcim AG	997,555	65,911,175	0.5%
Novartis AG	1,706,093	174,522,856	1.4%
Novartis AG, Sponsored ADR	1,596,183	163,720,490	1.3%
Swisscom AG	94,854	65,122,052	0.5%
UBS Group AG	6,030,163	122,729,290	1.0%
#* UBS Group AG	1,233,581	24,980,015	0.2%
Zurich Insurance Group AG	348,909	169,204,186	1.4%
Other Securities		340,534,735	2.8%

TOTAL SWITZERLAND		1,279,182,708	10.3%

UNITED KINGDOM — (13.8%)
BP PLC	7,690,578	51,596,045	0.4%
BP PLC, Sponsored ADR	1,984,603	79,939,809	0.6%
British American Tobacco PLC	3,024,009	111,724,417	0.9%
British American Tobacco PLC, Sponsored ADR	838,885	31,080,689	0.2%
Glencore PLC	14,403,738	85,020,005	0.7%
HSBC Holdings PLC	13,535,003	97,551,453	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806	0.7%
Lloyds Banking Group PLC	164,752,825	100,090,742	0.8%
Shell PLC	307,658	9,453,763	0.1%
Shell PLC, ADR	9,015,405	558,774,802	4.5%
Vodafone Group PLC	51,300,878	61,618,782	0.5%
Other Securities		486,245,042	4.0%

TOTAL UNITED KINGDOM		1,756,883,355	14.2%

TOTAL COMMON STOCKS		11,990,279,255	96.9%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	66,793,721	0.6%
Other Securities		33,287,172	0.2%

TOTAL GERMANY		100,080,893	0.8%

TOTAL INVESTMENT SECURITIES (Cost $10,444,124,118)		12,090,360,148

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	52,997,021	613,016,538	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,057,042,247)		$12,703,376,686	102.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$66,138,067	2.3%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co. Ltd.	701,800	7,351,578	0.3%
NHK Spring Co. Ltd.	915,656	6,788,787	0.2%
Resorttrust, Inc.	514,664	8,498,548	0.3%
Other Securities		397,277,204	13.8%

TOTAL CONSUMER DISCRETIONARY		419,916,117	14.6%

CONSUMER STAPLES — (8.1%)
Milbon Co. Ltd.	165,752	6,988,498	0.3%
Nissui Corp.	1,771,500	7,745,841	0.3%
Pigeon Corp.	610,125	9,500,603	0.3%
Other Securities		209,354,057	7.2%

TOTAL CONSUMER STAPLES		233,588,999	8.1%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958	0.3%
Other Securities		14,677,363	0.5%

TOTAL ENERGY		21,841,321	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	97,900	7,164,831	0.3%
Gunma Bank Ltd.	2,072,540	7,097,274	0.3%
Hachijuni Bank Ltd.	1,557,300	6,976,872	0.2%
Hirogin Holdings, Inc.	1,509,400	7,485,891	0.3%
Iyogin Holdings, Inc.	1,256,518	7,357,269	0.3%
JAFCO Group Co. Ltd.	533,900	6,803,010	0.2%
Kyushu Financial Group, Inc.	1,975,137	7,119,870	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	7,610,110	0.3%
Other Securities		195,976,483	6.6%

TOTAL FINANCIALS		253,591,610	8.8%

HEALTH CARE — (4.9%)
Other Securities		140,699,316	4.9%

INDUSTRIALS — (29.0%)
Daiseki Co. Ltd.	286,755	8,204,170	0.3%
DMG Mori Co. Ltd.	731,800	11,740,020	0.4%
EXEO Group, Inc.	414,900	7,698,514	0.3%
Furukawa Electric Co. Ltd.	418,600	7,663,927	0.3%
GS Yuasa Corp.	393,683	6,928,722	0.2%
# Hazama Ando Corp.	1,150,400	7,594,142	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,135,527	0.3%
Meitec Corp.	478,200	8,080,604	0.3%
Mirait One Corp.	565,135	7,019,729	0.3%
Nagase & Co. Ltd.	584,600	9,210,466	0.3%
Nichias Corp.	378,700	7,658,984	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co. Ltd.	369,900	$7,168,059	0.3%
OSG Corp.	526,900	7,401,733	0.3%
Outsourcing, Inc.	731,600	7,452,495	0.3%
Ushio, Inc.	600,400	7,468,712	0.3%
Other Securities		710,371,189	24.3%

TOTAL INDUSTRIALS		835,928,863	29.1%

INFORMATION TECHNOLOGY — (14.4%)
Anritsu Corp.	851,999	7,801,334	0.3%
Citizen Watch Co. Ltd.	1,550,700	8,580,554	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,846,024	0.4%
Macnica Holdings, Inc.	326,750	8,979,183	0.3%
Maruwa Co. Ltd.	55,400	7,064,880	0.3%
NET One Systems Co. Ltd.	327,200	7,714,843	0.3%
Nippon Electric Glass Co. Ltd.	359,436	6,861,709	0.3%
NSD Co. Ltd.	482,660	8,879,198	0.3%
Sanken Electric Co. Ltd.	126,500	9,501,356	0.3%
Tokyo Seimitsu Co. Ltd.	232,600	8,581,078	0.3%
Topcon Corp.	663,300	9,448,169	0.3%
Other Securities		321,400,100	11.1%

TOTAL INFORMATION TECHNOLOGY		415,658,428	14.5%

MATERIALS — (12.4%)
ADEKA Corp.	507,000	8,561,947	0.3%
Asahi Holdings, Inc.	472,200	6,951,864	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716	0.3%
Sumitomo Bakelite Co. Ltd.	194,100	7,422,961	0.3%
Taiheiyo Cement Corp.	447,300	8,020,596	0.3%
Tokai Carbon Co. Ltd.	919,200	8,353,418	0.3%
UBE Corp.	611,100	9,694,127	0.3%
Other Securities		301,612,764	10.4%

TOTAL MATERIALS		358,847,393	12.5%

REAL ESTATE — (1.3%)
Other Securities		38,956,963	1.3%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	9,516,090	0.3%
Other Securities		40,933,865	1.4%

TOTAL UTILITIES		50,449,955	1.7%

TOTAL COMMON STOCKS (Cost $2,744,626,758)		2,835,617,032	98.6%

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	4,342,848	50,233,722	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,794,859,089)		$2,885,850,754	100.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
	AMP Ltd.	13,156,282	$9,946,900	0.8%
	Ansell Ltd.	654,057	11,639,006	0.9%
#	ARB Corp. Ltd.	498,463	10,648,592	0.8%
	AUB Group Ltd.	762,060	13,966,594	1.1%
	Bapcor Ltd.	2,107,733	9,197,290	0.7%
	Beach Energy Ltd.	9,561,631	9,411,404	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,798,670	0.6%
#	Breville Group Ltd.	627,990	8,627,006	0.7%
#	Corporate Travel Management Ltd.	729,339	10,204,367	0.8%
	CSR Ltd.	3,176,445	11,119,852	0.9%
#*	De Grey Mining Ltd.	7,594,615	8,151,399	0.6%
	Downer EDI Ltd.	4,211,433	9,963,128	0.8%
	Eagers Automotive Ltd.	899,116	8,490,776	0.7%
#*	Flight Centre Travel Group Ltd.	786,266	10,325,038	0.8%
	Gold Road Resources Ltd.	7,631,631	9,495,915	0.7%
	# GUD Holdings Ltd.	1,059,688	6,759,691	0.5%
	Healius Ltd.	3,465,521	6,886,991	0.5%
	HUB24 Ltd.	481,265	9,099,942	0.7%
	Insignia Financial Ltd.	4,424,048	8,780,707	0.7%
	IPH Ltd.	1,357,005	7,340,955	0.6%
	IRESS Ltd.	1,180,193	8,109,092	0.6%
	Lifestyle Communities Ltd.	621,484	7,036,557	0.6%
	Lovisa Holdings Ltd.	380,345	6,747,762	0.5%
	Netwealth Group Ltd.	750,336	6,818,338	0.5%
	nib holdings Ltd.	2,790,913	14,320,430	1.1%
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999	0.7%
	Nufarm Ltd.	2,267,973	8,432,823	0.7%
	Orora Ltd.	5,280,211	12,068,123	0.9%
*	Paladin Energy Ltd.	16,375,142	7,202,137	0.6%
	Perpetual Ltd.	670,235	10,953,564	0.9%
	Perseus Mining Ltd.	8,455,260	12,495,963	1.0%
#*	Regis Resources Ltd.	5,024,922	7,109,934	0.6%
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400	1.0%
*	Sandfire Resources Ltd.	3,243,721	14,132,411	1.1%
	Sims Ltd.	1,036,292	10,860,078	0.8%
*	Star Entertainment Group Ltd.	9,779,375	8,289,729	0.6%
	Super Retail Group Ltd.	1,057,351	9,542,159	0.7%
	Tabcorp Holdings Ltd.	12,158,213	8,480,529	0.7%
#*	Webjet Ltd.	2,404,516	11,891,159	0.9%
	Other Securities		428,181,856	32.9%

TOTAL AUSTRALIA			801,471,266	62.0%

CHINA — (0.1%)
	Other Securities		1,509,398	0.1%

HONG KONG — (22.4%)
	ASMPT Ltd.	1,584,800	12,459,941	1.0%
	Hysan Development Co. Ltd.	3,175,000	8,972,694	0.7%
	Kerry Properties Ltd.	3,074,500	7,932,534	0.6%
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Pacific Basin Shipping Ltd.	27,975,000	$9,734,073	0.8%
PCCW Ltd.	17,803,545	9,286,827	0.7%
* SJM Holdings Ltd.	13,900,750	7,238,542	0.6%
VTech Holdings Ltd.	1,166,000	7,000,123	0.5%
Other Securities		216,993,607	16.7%

TOTAL HONG KONG		290,673,948	22.5%

NEW ZEALAND — (4.0%)
Chorus Ltd.	1,935,849	10,350,954	0.8%
Other Securities		41,585,259	3.2%

TOTAL NEW ZEALAND		51,936,213	4.0%

SINGAPORE — (11.0%)
ComfortDelGro Corp. Ltd.	9,307,100	8,331,464	0.6%
Keppel Infrastructure Trust	18,468,846	6,789,133	0.5%
Other Securities		127,137,725	9.9%

TOTAL SINGAPORE		142,258,322	11.0%

TOTAL COMMON STOCKS		1,287,849,147	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		4,888	0.0%

SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL RIGHTS/WARRANTS		20,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,491,730,927)		1,287,869,952

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	893,771	10,338,251	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,502,068,586)		$1,298,208,203	100.4%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Australia	—	$4,888	—		$4,888
Singapore	—	15,917	—		15,917
Securities Lending Collateral	—	10,338,251	—		10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862	^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
Moneysupermarket.com Group PLC	3,209,924	$11,084,309	0.8%
Other Securities		39,246,543	2.8%

TOTAL COMMUNICATION SERVICES		50,330,852	3.6%

CONSUMER DISCRETIONARY — (18.6%)
Bellway PLC	469,559	14,236,773	1.0%
Domino’s Pizza Group PLC	3,097,499	11,459,734	0.8%
Games Workshop Group PLC	176,924	22,083,298	1.6%
Greggs PLC	601,854	21,375,392	1.5%
Inchcape PLC	2,177,596	22,168,922	1.6%
Pets at Home Group PLC	2,837,331	13,764,926	1.0%
* Playtech PLC	1,926,086	13,981,383	1.0%
* SSP Group PLC	3,311,469	10,728,639	0.8%
Vistry Group PLC	1,351,196	13,318,478	1.0%
Other Securities		114,161,894	8.1%

TOTAL CONSUMER DISCRETIONARY		257,279,439	18.4%

CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	18,701,806	1.4%
Cranswick PLC	366,623	14,825,982	1.1%
* Marks & Spencer Group PLC	8,636,213	17,869,144	1.3%
Tate & Lyle PLC	2,205,560	22,615,469	1.6%
Other Securities		36,096,333	2.5%

TOTAL CONSUMER STAPLES		110,108,734	7.9%

ENERGY — (3.9%)
* Capricorn Energy PLC	4,040,365	11,138,134	0.8%
* John Wood Group PLC	3,827,355	10,860,026	0.8%
Other Securities		31,543,571	2.2%

TOTAL ENERGY		53,541,731	3.8%

FINANCIALS — (18.8%)
Beazley PLC	2,773,679	20,809,423	1.5%
Burford Capital Ltd.	954,004	12,549,014	0.9%
Direct Line Insurance Group PLC	4,937,627	10,672,414	0.8%
Hiscox Ltd.	1,189,795	17,707,904	1.3%
Lancashire Holdings Ltd.	1,661,042	12,803,047	0.9%
Man Group PLC	7,541,211	21,567,621	1.5%
OSB Group PLC	2,159,707	13,522,662	1.0%
Paragon Banking Group PLC	1,921,607	12,145,771	0.9%
Plus500 Ltd.	519,961	10,877,897	0.8%
Virgin Money UK PLC	6,472,181	12,720,410	0.9%
Other Securities		114,922,468	8.2%

TOTAL FINANCIALS		260,298,631	18.7%

HEALTH CARE — (4.6%)
CVS Group PLC	411,527	10,967,450	0.8%
* Indivior PLC	759,374	14,575,234	1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Mediclinic International PLC	2,400,508	$15,046,983	1.1%
Other Securities		22,517,090	1.6%

TOTAL HEALTH CARE		63,106,757	4.5%

INDUSTRIALS — (23.1%)
* Babcock International Group PLC	2,909,347	11,629,827	0.8%
Balfour Beatty PLC	3,585,302	17,278,103	1.2%
Bodycote PLC	1,222,653	10,618,330	0.8%
Diploma PLC	404,082	13,693,038	1.0%
Grafton Group PLC	1,489,341	16,244,320	1.2%
Hays PLC	9,184,503	13,176,578	0.9%
JET2 PLC	813,756	12,567,758	0.9%
Pagegroup PLC	1,947,013	11,111,478	0.8%
QinetiQ Group PLC	3,241,231	15,144,891	1.1%
Rotork PLC	4,230,857	17,436,568	1.3%
Serco Group PLC	5,743,194	10,985,807	0.8%
Travis Perkins PLC	1,194,868	14,420,454	1.0%
Other Securities		155,963,272	11.2%

TOTAL INDUSTRIALS		320,270,424	23.0%

INFORMATION TECHNOLOGY — (6.9%)
Computacenter PLC	497,525	14,423,723	1.0%
Oxford Instruments PLC	343,024	11,896,737	0.9%
Softcat PLC	665,854	11,218,824	0.8%
Spectris PLC	394,979	18,705,257	1.3%
Other Securities		39,001,164	2.8%

TOTAL INFORMATION TECHNOLOGY		95,245,705	6.8%

MATERIALS — (5.3%)
Victrex PLC	540,365	11,418,498	0.8%
Other Securities		61,417,731	4.4%

TOTAL MATERIALS		72,836,229	5.2%

REAL ESTATE — (3.2%)
Grainger PLC	4,237,552	13,786,760	1.0%
Savills PLC	961,872	11,644,384	0.8%
Other Securities		18,435,959	1.4%

TOTAL REAL ESTATE		43,867,103	3.2%

UTILITIES — (3.3%)
Drax Group PLC	2,467,126	19,549,750	1.4%
Pennon Group PLC	1,371,280	14,829,907	1.1%
Other Securities		11,719,902	0.8%

TOTAL UTILITIES		46,099,559	3.3%

TOTAL COMMON STOCKS (Cost $1,335,686,692)		1,372,985,164	98.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	922,135	$10,666,335	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,346,352,864)		$1,383,651,499	99.2%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,622	$50,314,230	—		$50,330,852
Consumer Discretionary	51,323	257,228,116	—		257,279,439
Consumer Staples	—	110,108,734	—		110,108,734
Energy	—	53,541,731	—		53,541,731
Financials	—	260,298,351	$280		260,298,631
Health Care	—	63,105,091	1,666		63,106,757
Industrials	—	320,270,424	—		320,270,424
Information Technology	—	95,245,705	—		95,245,705
Materials	—	72,836,229	—		72,836,229
Real Estate	—	43,867,103	—		43,867,103
Utilities	—	46,099,559	—		46,099,559
Securities Lending Collateral	—	10,666,335	—		10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946	^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets
	COMMON STOCKS — (91.7%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$28,483,863	0.5%
Ω	BAWAG Group AG	433,516	21,144,323	0.4%
	voestalpine AG	615,510	21,340,791	0.4%
	Other Securities		111,054,078	2.2%

	TOTAL AUSTRIA		182,023,055	3.5%

	BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115	0.6%
	Euronav NV	1,303,139	22,323,832	0.4%
	Other Securities		163,434,915	3.1%

	TOTAL BELGIUM		215,957,862	4.1%

	DENMARK — (6.3%)
*	Jyske Bank AS	437,851	32,012,983	0.6%
	Ringkjoebing Landbobank AS	197,625	27,795,764	0.5%
	Royal Unibrew AS	312,981	27,975,522	0.5%
	SimCorp AS	252,149	27,331,775	0.5%
	Sydbank AS	461,164	20,574,525	0.4%
	Other Securities		218,613,995	4.2%

	TOTAL DENMARK		354,304,564	6.7%

	FINLAND — (5.1%)
	Huhtamaki Oyj	631,957	22,779,534	0.4%
	Orion Oyj, Class B	600,547	28,209,551	0.5%
	Valmet Oyj	972,053	32,886,233	0.6%
	Wartsila OYJ Abp	1,942,166	22,523,555	0.4%
	Other Securities		179,180,756	3.5%

	TOTAL FINLAND		285,579,629	5.4%

	FRANCE — (10.4%)
	Alten SA	134,859	22,927,103	0.4%
	Elis SA	1,241,664	24,664,191	0.5%
	Rexel SA	1,298,768	30,084,148	0.6%
	Sopra Steria Group SACA	119,421	25,850,275	0.5%
	SPIE SA	871,653	27,206,936	0.5%
	Other Securities		452,465,169	8.6%

	TOTAL FRANCE		583,197,822	11.1%

	GERMANY — (13.6%)
	Freenet AG	931,981	26,569,857	0.5%
	Gerresheimer AG	231,069	25,178,981	0.5%
	HUGO BOSS AG	412,000	31,061,308	0.6%
	K&S AG	1,093,745	21,815,660	0.4%
	Lanxess AG	572,100	23,311,240	0.4%
	Other Securities		634,386,206	12.1%

	TOTAL GERMANY		762,323,252	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,135,237	$53,113,324	1.0%
	Other Securities		31,042,131	0.6%

TOTAL IRELAND			84,155,455	1.6%

ISRAEL — (2.1%)
	Other Securities		115,407,282	2.2%

ITALY — (9.0%)
	Banco BPM SpA	9,876,720	40,159,511	0.8%
#	BPER Banca	7,525,929	21,138,053	0.4%
	Brunello Cucinelli SpA	248,717	23,815,249	0.5%
	Italgas SpA	3,498,389	22,842,660	0.4%
	Leonardo SpA	2,654,010	31,627,552	0.6%
	Other Securities		366,284,618	6.9%

TOTAL ITALY			505,867,643	9.6%

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989	0.6%
	Arcadis NV	526,995	21,769,601	0.4%
	ASR Nederland NV	568,855	25,019,744	0.5%
#	BE Semiconductor Industries NV	392,853	35,362,123	0.7%
Ω	Signify NV	689,279	23,019,460	0.4%
	Other Securities		148,502,490	2.8%

TOTAL NETHERLANDS			284,767,407	5.4%

NORWAY — (2.0%)
	Other Securities		113,164,821	2.2%

PORTUGAL — (0.9%)
	Other Securities		52,683,284	1.0%

SPAIN — (5.5%)
#	Banco de Sabadell SA	36,362,876	37,897,250	0.7%
#	Bankinter SA	4,245,482	25,104,454	0.5%
	Enagas SA	1,457,648	29,183,113	0.6%
	Other Securities		217,782,530	4.1%

TOTAL SPAIN			309,967,347	5.9%

SWEDEN — (5.8%)
	Other Securities		327,993,830	6.2%

SWITZERLAND — (17.2%)
	Allreal Holding AG	123,491	21,914,594	0.4%
	Belimo Holding AG	65,574	31,647,887	0.6%
	BKW AG	161,471	27,651,374	0.5%
	Bucher Industries AG	54,010	24,323,169	0.5%
*	Dufry AG	492,648	22,774,742	0.4%
	Flughafen Zurich AG.	145,858	28,073,091	0.5%
Ω	Galenica AG	258,527	23,168,873	0.4%
	Georg Fischer AG	626,442	45,680,066	0.9%
	Helvetia Holding AG	262,788	39,311,056	0.8%
	PSP Swiss Property AG	337,750	39,773,828	0.8%
	Siegfried Holding AG	32,647	25,161,326	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
	SWITZERLAND — (Continued)
#Ω	VAT Group AG	73,622	$25,973,064	0.5%
	Other Securities		608,074,429	11.5%

TOTAL SWITZERLAND			963,527,499	18.3%

	UNITED STATES — (0.1%)
	Other Securities		3,874,050	0.1%

TOTAL COMMON STOCKS			5,144,794,802	97.8%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		48,481,829	0.9%

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
	Other Security		206,335	0.0%

	SPAIN — (0.0%)
	Other Securities		497,048	0.0%

TOTAL RIGHTS/WARRANTS			703,383	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)		5,193,980,014

			Value†	Percentage of Net Assets‡
	SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	36,018,452	416,625,437	7.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,683,820,954)		$5,610,605,451	106.6%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$119,940	$327,873,890	—	$327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (0.9%)
	Other Securities		$13,405,538	1.0%

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	490,659	15,594,181	1.2%
	Linamar Corp.	252,633	12,008,389	0.9%
	Other Securities		44,049,949	3.4%

TOTAL CONSUMER DISCRETIONARY			71,652,519	5.5%

CONSUMER STAPLES — (4.7%)
#	Maple Leaf Foods, Inc.	438,446	8,983,475	0.7%
#	North West Co., Inc.	292,056	8,566,487	0.7%
#	Premium Brands Holdings Corp.	244,773	18,375,364	1.4%
	Primo Water Corp.	83,625	1,270,264	0.1%
	Primo Water Corp.	799,922	12,150,714	0.9%
	Other Securities		17,161,465	1.3%

TOTAL CONSUMER STAPLES			66,507,769	5.1%

ENERGY — (21.6%)
*	Baytex Energy Corp.	2,700,011	10,163,528	0.8%
#	Birchcliff Energy Ltd.	1,560,817	9,458,101	0.7%
#	Crescent Point Energy Corp.	2,349,740	17,377,861	1.4%
	Crescent Point Energy Corp.	679,547	5,028,648	0.4%
#	Enerplus Corp.	1,253,055	18,737,790	1.5%
	Enerplus Corp.	28,353	424,161	0.0%
	Gibson Energy, Inc.	899,205	15,258,311	1.2%
*	MEG Energy Corp.	1,197,577	19,941,202	1.5%
*	NuVista Energy Ltd.	1,051,851	9,129,990	0.7%
	Paramount Resources Ltd., Class A	487,473	11,542,341	0.9%
	Parex Resources, Inc.	727,671	14,775,237	1.1%
	Parkland Corp.	848,828	20,017,016	1.6%
#	Peyto Exploration & Development Corp.	1,059,984	9,654,355	0.8%
#	PrairieSky Royalty Ltd.	1,182,767	18,664,471	1.4%
#	Vermilion Energy, Inc.	716,524	9,069,924	0.7%
	Vermilion Energy, Inc.	233,451	2,957,824	0.2%
#	Whitecap Resources, Inc.	1,227,889	9,679,195	0.8%
	Other Securities		105,507,690	8.1%

TOTAL ENERGY			307,387,645	23.8%

FINANCIALS — (7.8%)
#	CI Financial Corp.	1,010,158	9,946,125	0.8%
	Element Fleet Management Corp.	1,212,478	15,857,925	1.2%
#	Home Capital Group, Inc.	284,804	9,154,677	0.7%
#	Laurentian Bank of Canada	370,975	8,819,504	0.7%
	Other Securities		66,889,464	5.2%

TOTAL FINANCIALS			110,667,695	8.6%

HEALTH CARE — (1.9%)
#*	Bausch Health Cos., Inc.	1,533,896	11,304,814	0.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$15,368,522	1.2%

TOTAL HEALTH CARE			26,673,336	2.1%

INDUSTRIALS — (12.2%)
#*	ATS Corp.	405,936	17,401,751	1.4%
*	Bombardier, Inc., Class A	13,989	610,938	0.1%
#*	Bombardier, Inc., Class B	458,761	19,815,252	1.5%
#	Boyd Group Services, Inc.	118,316	19,731,705	1.5%
	Finning International, Inc.	811,389	21,026,584	1.6%
	Richelieu Hardware Ltd.	316,493	9,516,865	0.7%
#	Russel Metals, Inc.	348,423	8,872,269	0.7%
#	SNC-Lavalin Group, Inc.	963,814	22,195,075	1.7%
	Other Securities		55,277,041	4.3%

TOTAL INDUSTRIALS			174,447,480	13.5%

INFORMATION TECHNOLOGY — (2.7%)
#*	BlackBerry Ltd.	2,594,056	10,142,759	0.8%
	Other Securities		28,753,007	2.2%

TOTAL INFORMATION TECHNOLOGY			38,895,766	3.0%

MATERIALS — (24.3%)
	Alamos Gold, Inc., Class A	2,146,839	27,745,612	2.2%
	Alamos Gold, Inc., Class A	31,783	410,954	0.0%
	B2Gold Corp.	1,419,420	5,584,020	0.4%
	B2Gold Corp.	4,573,000	18,017,620	1.4%
#*	Capstone Copper Corp.	2,311,783	10,869,143	0.8%
	Methanex Corp.	203,098	9,091,703	0.7%
	Methanex Corp.	126,782	5,678,566	0.4%
	OceanaGold Corp.	3,802,570	8,700,570	0.7%
	Osisko Gold Royalties Ltd.	645,585	10,492,513	0.8%
	Osisko Gold Royalties Ltd.	278,602	4,530,069	0.4%
	Pan American Silver Corp.	649,568	11,564,070	0.9%
#	Pan American Silver Corp.	1,138,830	20,282,562	1.6%
#	SSR Mining, Inc.	847,686	12,137,952	0.9%
	SSR Mining, Inc.	318,436	4,560,004	0.4%
#	Stelco Holdings, Inc.	247,737	8,656,213	0.7%
	Stella-Jones, Inc.	302,188	11,825,669	0.9%
	Other Securities		175,945,839	13.6%

TOTAL MATERIALS			346,093,079	26.8%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,692,736	0.8%
	Tricon Residential, Inc.	1,203,306	9,645,277	0.8%
	Other Securities		19,649,750	1.4%

TOTAL REAL ESTATE			38,987,763	3.0%

UTILITIES — (6.7%)
	Atco Ltd., Class I	399,551	13,202,863	1.0%
	Boralex, Inc., Class A	505,030	14,723,907	1.2%
	Capital Power Corp.	687,087	22,394,923	1.7%
	TransAlta Corp.	1,716,689	15,306,199	1.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$29,419,284	2.3%

TOTAL UTILITIES		95,047,176	7.4%

TOTAL COMMON STOCKS (Cost $1,137,042,305)		1,289,765,766	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	11,717,045	135,531,056	10.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,272,560,669)		$1,425,296,822	110.3%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,720,569	$3,684,969	—	$13,405,538
Consumer Discretionary	71,652,519	—	—	71,652,519
Consumer Staples	66,507,769	—	—	66,507,769
Energy	307,387,645	—	—	307,387,645
Financials	110,556,627	111,068	—	110,667,695
Health Care	26,649,839	23,497	—	26,673,336
Industrials	174,447,480	—	—	174,447,480
Information Technology	38,895,766	—	—	38,895,766
Materials	346,093,079	—	—	346,093,079
Real Estate	38,987,763	—	—	38,987,763
Utilities	95,047,176	—	—	95,047,176
Securities Lending Collateral	—	135,531,056	—	135,531,056

TOTAL	$1,285,946,232	$139,350,590	—	$1,425,296,822

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.2%)
	BRAZIL — (3.8%)
	Petroleo Brasileiro SA	2,733,556	$14,616,452	0.3%
	Vale SA	2,364,713	34,324,790	0.8%
	Other Securities		122,444,828	2.7%

	TOTAL BRAZIL		171,386,070	3.8%

	CHILE — (0.5%)
	Other Securities		22,525,331	0.5%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254	1.6%
*	Baidu, Inc., Class A	1,330,750	20,030,316	0.5%
	Bank of China Ltd., Class H	43,912,181	17,536,678	0.4%
	BYD Co. Ltd., Class H	403,886	12,248,344	0.3%
	China Construction Bank Corp., Class H	59,766,590	39,955,518	0.9%
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096	0.3%
	China Resources Land Ltd.	3,890,666	18,117,879	0.4%
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654	0.3%
	Lenovo Group Ltd.	11,739,278	12,010,170	0.3%
*Ω	Meituan, Class B	1,414,140	24,168,287	0.6%
	NetEase, Inc., ADR	193,704	17,264,838	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169	0.7%
	Tencent Holdings Ltd.	3,556,400	157,961,459	3.5%
*Ω	Xiaomi Corp., Class B	11,267,400	15,992,987	0.4%
	Yum China Holdings, Inc.	268,973	16,455,768	0.4%
	Other Securities		724,696,748	15.4%

	TOTAL CHINA.		1,251,589,622	27.5%

	COLOMBIA — (0.1%)
	Other Securities		4,635,722	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		9,694,368	0.2%

	EGYPT — (0.0%)
	Other Securities		1,598,544	0.0%

	GREECE — (0.4%)
	Other Securities		19,443,115	0.4%

	HUNGARY — (0.3%)
	Other Securities		11,972,072	0.3%

	INDIA — (15.3%)
	Axis Bank Ltd.	1,326,166	13,998,877	0.3%
	Bharti Airtel Ltd.	1,469,776	14,380,942	0.3%
	HDFC Bank Ltd.	1,437,186	29,706,188	0.7%
	Hindalco Industries Ltd.	2,190,616	11,737,454	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	440,646	$13,267,083	0.3%
Housing Development Finance Corp. Ltd.	698,934	23,765,926	0.5%
ICICI Bank Ltd.	1,390,129	15,710,363	0.4%
ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238	0.3%
Infosys Ltd.	1,779,532	27,461,060	0.6%
Larsen & Toubro Ltd.	411,559	11,909,908	0.3%
Mahindra & Mahindra Ltd.	905,189	13,599,181	0.3%
Reliance Industries Ltd.	1,374,995	40,823,304	0.9%
Tata Consultancy Services Ltd.	551,248	21,765,739	0.5%
Tata Steel Ltd.	11,675,250	15,485,845	0.3%
Other Securities		429,663,630	9.4%

TOTAL INDIA		698,062,738	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	24,391,800	15,094,889	0.3%
Other Securities		81,215,746	1.8%

TOTAL INDONESIA		96,310,635	2.1%

KUWAIT — (0.2%)
Other Securities		9,763,241	0.2%

MALAYSIA — (1.6%)
Other Securities		73,832,068	1.6%

MEXICO — (2.6%)
America Movil SAB de CV, Class B	16,121,214	17,385,931	0.4%
Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633	0.4%
Other Securities		83,430,498	1.8%

TOTAL MEXICO		118,366,062	2.6%

PERU — (0.1%)
Other Securities		5,185,120	0.1%

PHILIPPINES — (0.8%)
Other Securities		34,579,446	0.8%

POLAND — (0.9%)
Other Securities		40,365,337	0.9%

QATAR — (0.8%)
Other Securities		37,697,226	0.8%

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	1,034,714	21,356,441	0.5%
Ω Saudi Arabian Oil Co.	1,243,159	11,982,882	0.3%
Saudi National Bank	901,579	11,832,915	0.3%
Saudi Telecom Co.	976,121	11,748,566	0.3%
Other Securities		125,991,726	2.6%

TOTAL SAUDI ARABIA		182,912,530	4.0%

SOUTH AFRICA — (3.6%)
Other Securities		163,219,552	3.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.3%)
LG Electronics, Inc.	157,679	$12,948,270	0.3%
Samsung Electronics Co. Ltd.	3,140,501	154,525,480	3.4%
SK Hynix, Inc.	390,989	26,307,102	0.6%
Other Securities		365,090,894	8.0%

TOTAL SOUTH KOREA		558,871,746	12.3%

TAIWAN — (16.6%)
# CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032	0.3%
Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520	0.4%
MediaTek, Inc.	759,995	16,525,209	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193	4.8%
Other Securities		490,947,350	10.8%

TOTAL TAIWAN		758,236,304	16.7%

THAILAND — (2.3%)
Other Securities		104,944,775	2.3%

TURKEY — (0.8%)
Other Securities		35,099,201	0.8%

UNITED ARAB EMIRATES — (1.5%)
Other Securities		66,754,308	1.5%

UNITED STATES — (0.0%)
Other Security		1,459,048	0.0%

TOTAL COMMON STOCKS		4,478,504,181	98.5%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	2,317,176	12,041,622	0.3%
Petroleo Brasileiro SA	2,952,047	14,026,929	0.3%
Other Securities		16,744,032	0.3%

TOTAL BRAZIL		42,812,583	0.9%

CHILE — (0.0%)
Other Security		865,071	0.0%

COLOMBIA — (0.0%)
Other Securities		553,440	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,136	0.0%

TOTAL PREFERRED STOCKS		44,246,230	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		3,557	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,072,381	$35,538,231	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199	100.2%

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants Brazil	—	$3,557	—		$3,557
Securities Lending Collateral	—	35,538,231	—		35,538,231
Futures Contracts**	$632,544	—	—		632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969	^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
	TOTVS SA	1,646,258	$8,469,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830	0.3%
	Ultrapar Participacoes SA	2,149,572	6,223,148	0.2%
	Other Securities		147,833,968	3.6%

TOTAL BRAZIL			172,167,208	4.3%

CHILE — (0.7%)
	Other Securities		29,735,042	0.8%

CHINA — (24.8%)
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554	0.2%
	C&D International Investment Group Ltd.	2,064,788	6,358,785	0.2%
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730	0.2%
	China Everbright Environment Group Ltd.	14,046,000	5,962,868	0.2%
*Ω	China Literature Ltd.	1,372,000	6,338,755	0.2%
	China Medical System Holdings Ltd.	5,268,500	8,746,339	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826	0.2%
	China Power International Development Ltd.	19,267,333	7,313,847	0.2%
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415	0.2%
	Chinasoft International Ltd.	9,590,000	6,393,099	0.2%
	Far East Horizon Ltd.	6,821,000	6,136,321	0.2%
	Guangdong Investment Ltd.	7,234,000	6,915,533	0.2%
	Haitian International Holdings Ltd.	2,497,000	6,487,906	0.2%
	Hengan International Group Co. Ltd.	2,254,500	10,069,629	0.3%
*Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200	0.3%
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922	0.2%
	Kingboard Holdings Ltd.	2,616,921	8,014,926	0.2%
	Kingsoft Corp. Ltd.	3,366,000	14,796,002	0.4%
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621	0.3%
	Minth Group Ltd.	2,963,000	8,579,622	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838	0.3%
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519	0.2%
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021	0.2%
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182	0.3%
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544	0.2%
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485	0.2%
	Other Securities		771,907,844	18.6%

TOTAL CHINA			993,183,326	24.9%

COLOMBIA — (0.1%)
	Other Securities		3,421,185	0.1%

GREECE — (0.4%)
	Other Securities		15,845,772	0.4%

HONG KONG — (0.0%)
	Other Securities		162,890	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HUNGARY — (0.0%)
	Other Securities		$1,542,255	0.0%

	INDIA — (16.5%)
	Federal Bank Ltd.	5,370,459	8,892,903	0.2%
	KPIT Technologies Ltd.	686,673	7,717,992	0.2%
	Persistent Systems Ltd.	203,164	11,810,212	0.3%
	Phoenix Mills Ltd.	336,538	5,955,687	0.2%
	Supreme Industries Ltd.	207,576	6,898,229	0.2%
	Tube Investments of India Ltd.	314,381	9,958,087	0.3%
	Other Securities		610,361,996	15.2%

	TOTAL INDIA		661,595,106	16.6%

	INDONESIA — (1.9%)
	Other Securities		77,356,198	1.9%

	KUWAIT — (0.1%)
	Other Securities		4,301,283	0.1%

	MALAYSIA — (1.6%)
	Other Securities		63,002,024	1.6%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	8,463,533	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595	0.2%
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705	0.3%
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980	0.5%
	La Comer SAB de CV	2,986,626	6,528,235	0.2%
	Other Securities		63,309,761	1.4%

	TOTAL MEXICO.		124,630,626	3.1%

	PHILIPPINES — (1.1%)
	Other Securities		43,922,039	1.1%

	POLAND — (1.2%)
	Grupa Kety SA	54,308	7,404,726	0.2%
	KRUK SA	66,442	5,998,398	0.2%
	Other Securities		32,880,505	0.8%

	TOTAL POLAND		46,283,629	1.2%

	QATAR — (0.7%)
	Other Securities		28,125,020	0.7%

	SAUDI ARABIA — (4.1%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734	0.2%
	Other Securities		157,647,203	3.9%

	TOTAL SAUDI ARABIA		165,412,937	4.1%

	SOUTH AFRICA — (3.2%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808	0.2%
	Other Securities		119,427,392	3.0%

	TOTAL SOUTH AFRICA		127,567,200	3.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.6%)
Other Securities		$465,613,995	11.7%

TAIWAN — (18.2%)
Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120	0.2%
Other Securities		720,715,870	18.0%

TOTAL TAIWAN		728,111,990	18.2%

THAILAND — (2.2%)
Other Securities		90,101,353	2.3%

TURKEY — (1.3%)
* Sasa Polyester Sanayi AS	1,429,621	7,332,093	0.2%
Other Securities		45,070,925	1.1%

TOTAL TURKEY		52,403,018	1.3%

UNITED ARAB EMIRATES — (1.1%)
Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306	0.3%
Other Securities		35,437,839	0.8%

TOTAL UNITED ARAB EMIRATES		45,389,145	1.1%

TOTAL COMMON STOCKS		3,939,873,241	98.7%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		191,780	0.0%

TOTAL MUTUAL FUNDS		191,780	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,633,175	0.7%

CHILE — (0.0%)
Other Securities		1,122,223	0.0%

COLOMBIA — (0.0%)
Other Security		59,117	0.0%

INDIA — (0.0%)
Other Security		526,903	0.0%

PHILIPPINES — (0.0%)
Other Security		387,092	0.0%

TOTAL PREFERRED STOCKS		28,728,510	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		123,629	0.0%

KUWAIT — (0.0%)
Other Security		23,740	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$105,556	0.0%

THAILAND — (0.0%)
Other Securities		289	0.0%

TOTAL RIGHTS/WARRANTS		253,214	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,636,646,675)		3,969,046,745

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,653,595	42,261,132	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,678,907,115)		$4,011,307,877	100.5%

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106
Indonesia	2,700,738	74,307,822	347,638	77,356,198
Kuwait	4,007,921	293,362	—	4,301,283
Malaysia	—	63,002,024	—	63,002,024
Mexico	119,107,675	5,522,951	—	124,630,626
Philippines	—	43,418,501	503,538	43,922,039
Poland	—	46,283,629	—	46,283,629
Qatar	—	28,125,020	—	28,125,020
Saudi Arabia	617,681	164,795,256	—	165,412,937
South Africa	8,351,832	119,215,368	—	127,567,200
South Korea	685,547	462,650,817	2,277,631	465,613,995
Taiwan	—	727,996,870	115,120	728,111,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$85,702,455	$4,393,027	$5,871		$90,101,353
Turkey	—	52,403,018	—		52,403,018
United Arab Emirates	—	45,389,145	—		45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—		26,633,175
Chile	—	1,122,223	—		1,122,223
Colombia	59,117	—	—		59,117
India	—	526,903	—		526,903
Philippines	—	387,092	—		387,092
Rights/Warrants
Brazil	—	123,629	—		123,629
Kuwait	—	23,740	—		23,740
Taiwan	—	105,556	—		105,556
Thailand	—	289	—		289
Mutual Funds	191,780	—	—		191,780
Securities Lending Collateral	—	42,261,132	—		42,261,132
Futures Contracts**	419,750	—	—		419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457	^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $650,330, $124,204, $84,014 and $10,037 of securities on loan, respectively)	$12,090,360	$2,835,617	$1,287,870	$1,372,985
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $612,918, $50,232, $10,338 and $10,666, respectively)	613,017	50,234	10,338	10,666
Segregated Cash for Futures Contracts	6,754	—	—	—
Foreign Currencies at Value	115,808	1,213	2,055	10,939
Cash	14,864	2,355	38	17
Receivables:
Investment Securities Sold	24,137	1,682	1,668	203
Dividends, Interest and Tax Reclaims	129,931	37,258	2,003	11,008
Securities Lending Income	1,765	156	252	35
Futures Margin Variation	235	—	—	—
Prepaid Expenses and Other Assets	20	5	2	3

Total Assets	12,996,891	2,928,520	1,304,226	1,405,856

LIABILITIES:
Payables:
Upon Return of Securities Loaned	612,887	50,283	10,352	10,668
Investment Securities Purchased	8,021	2,394	932	—
Due to Advisor	2,017	236	107	111
Unrealized Loss on Foreign Currency Contracts	12	4	3	—
Accrued Expenses and Other Liabilities	559	313	191	106

Total Liabilities	623,496	53,230	11,585	10,885

NET ASSETS	$12,373,395	$2,875,290	$1,292,641	$1,394,971

Investment Securities at Cost	$10,444,124	$2,744,627	$1,491,731	$1,335,687

Foreign Currencies at Cost	$116,025	$1,214	$2,059	$10,889

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $396,803, $130,973, $96,286 and $299,468 of securities on loan, respectively)	$5,193,980	$1,289,766	$4,522,754	$3,969,047
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $416,601, $135,518, $35,534 and $42,260, respectively)	416,625	135,531	35,538	42,261
Segregated Cash for Futures Contracts	—	—	929	845
Foreign Currencies at Value	24,357	1,881	29,246	24,695
Cash	114	22	20,308	17,218
Receivables:
Investment Securities Sold	2,053	209	7,111	5,281
Dividends, Interest and Tax Reclaims	43,496	1,288	10,609	8,244
Securities Lending Income	568	122	339	1,070
Futures Margin Variation	—	—	158	144
Unrealized Gain on Foreign Currency Contracts	—	—	1	2
Prepaid Expenses and Other Assets	8	2	9	7

Total Assets	5,681,201	1,428,821	4,627,002	4,068,814

LIABILITIES:
Payables:
Upon Return of Securities Loaned	416,720	135,604	35,601	42,246
Investment Securities Purchased	24	772	8,439	7,813
Due to Advisor	427	107	375	657
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	34,170	24,421
Accrued Expenses and Other Liabilities	572	80	1,118	1,087

Total Liabilities	417,743	136,563	79,704	76,224

NET ASSETS	$5,263,458	$1,292,258	$4,547,298	$3,992,590

Investment Securities at Cost	$4,267,220	$1,137,043	$2,950,309	$3,636,647

Foreign Currencies at Cost	$24,385	$1,874	$29,229	$24,581

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $30,512, $4,977, $330 and $124, respectively)	$271,315	$44,755	$22,840	$21,153
Income from Securities Lending	3,633	968	1,830	191

Total Investment Income	274,948	45,723	24,670	21,344

Expenses
Investment Management Fees	11,753	1,388	647	660
Accounting & Transfer Agent Fees	188	48	26	25
Custodian Fees	377	196	93	39
Shareholders’ Reports	11	9	9	8
Directors’/Trustees’ Fees & Expenses	45	11	5	6
Professional Fees	81	16	9	8
Other	168	42	21	20

Total Expenses	12,623	1,710	810	766

Fees Paid Indirectly (Note C)	346	42	8	20

Net Expenses	12,277	1,668	802	746

Net Investment Income (Loss)	262,671	44,055	23,868	20,598

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54,547	42	(4,438)	(5,571)
Affiliated Investment Companies Shares Sold	(36)	2	1	5
Futures	5,317	—	—	—
Foreign Currency Transactions	5,293	1,367	495	583
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	452,118	145,370	277,109
Affiliated Investment Companies Shares	292	21	7	7
Futures	(101)	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(183)	(19)	72

Net Realized and Unrealized Gain (Loss)	1,995,994	453,367	141,416	272,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,258,665	$497,422	$165,284	$292,803

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,898, $2,546, $6,714 and $4,793, respectively)	$66,428	$14,700	$62,076	$37,367
Income from Securities Lending	2,768	794	1,827	5,683

Total Investment Income	69,196	15,494	63,903	43,050

Expenses
Investment Management Fees	2,480	634	2,223	3,882
Accounting & Transfer Agent Fees	83	21	81	73
Custodian Fees	367	30	968	971
Shareholders’ Reports	9	8	9	9
Directors’/Trustees’ Fees & Expenses	20	5	18	17
Professional Fees	35	8	53	79
Other	72	19	71	66

Total Expenses	3,066	725	3,423	5,097

Fees Paid Indirectly (Note C)	40	15	199	144

Net Expenses	3,026	710	3,224	4,953

Net Investment Income (Loss)	66,170	14,784	60,679	38,097

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,523	36,054	(19,498)	59,459
Affiliated Investment Companies Shares Sold	19	(2)	(11)	12
Futures	—	100	1,503	453
Foreign Currency Transactions	411	87	390	1,028
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,012,650	68,894	643,289	470,311
Affiliated Investment Companies Shares	126	97	39	26
Futures	—	—	2,781	3,601
Translation of Foreign Currency-Denominated Amounts	3,266	3	39	123

Net Realized and Unrealized Gain (Loss)	1,039,995	105,233	628,532	535,013

Net Increase (Decrease) in Net Assets Resulting from
Operations	$1,106,165	$120,017	$689,211	$573,110

**	Net of foreign capital gain taxes withheld of $0, $0, $1,921 and $5,243, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$262,671	$508,688	$44,055	$74,322	$23,868	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54,547	6,848	42	5,574	(4,438)	33,519
Affiliated Investment Companies Shares Sold	(36)	36	2	(8)	1	(10)
Futures	5,317	(16,735)	—	—	—	349
Foreign Currency Transactions	5,293	(13,407)	1,367	(5,554)	495	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(2,198,406)	452,118	(862,888)	145,370	(565,107)
Affiliated Investment Companies Shares	292	(280)	21	(32)	7	(12)
Futures	(101)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(4,633)	(183)	(284)	(19)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,258,665	(1,715,386)	497,422	(788,870)	165,284	(466,257)

Transactions in Interest:
Contributions	113,065	1,269,316	53,890	112,114	39,524	49,404
Withdrawals	(525,468)	(1,324,290)	(196,365)	(219,045)	(106,188)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(412,403)	(54,974)	(142,475)	(106,931)	(66,664)	(162,689)

Total Increase (Decrease) in Net Assets	1,846,262	(1,770,360)	354,947	(895,801)	98,620	(628,946)
Net Assets
Beginning of Period	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Period	$12,373,395	$10,527,133	$2,875,290	$2,520,343	$1,292,641	$1,194,021

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,598	$62,067	$66,170	$153,871	$14,784	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,571)	(4,763)	23,523	53,125	36,054	84,639
Affiliated Investment Companies Shares Sold	5	(3)	19	(59)	(2)	(66)
Futures	—	—	—	—	100	27
Foreign Currency Transactions	583	(1,687)	411	(2,690)	87	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	277,109	(665,322)	1,012,650	(2,054,707)	68,894	(295,189)
Affiliated Investment Companies Shares	7	(11)	126	(130)	97	(101)
Translation of Foreign Currency-Denominated Amounts	72	(66)	3,266	(3,148)	3	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	292,803	(609,785)	1,106,165	(1,853,738)	120,017	(170,858)

Transactions in Interest:
Contributions	1,640	38,338	2,845	179,167	1,109	51,681
Withdrawals	(67,319)	(157,982)	(192,115)	(517,971)	(43,928)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(65,679)	(119,644)	(189,270)	(338,804)	(42,819)	(65,490)

Total Increase (Decrease) in Net Assets	227,124	(729,429)	916,895	(2,192,542)	77,198	(236,348)
Net Assets
Beginning of Period	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Period	$1,394,971	$1,167,847	$5,263,458	$4,346,563	$1,292,258	$1,215,060

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,679	$169,766	$38,097	$130,163
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(19,498)	37,299	59,459	106,869
Affiliated Investment Companies Shares Sold	(11)	(29)	12	(18)
Futures	1,503	(15,196)	453	(6,942)
Foreign Currency Transactions	390	(2,541)	1,028	(2,550)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	643,289	(1,639,645)	470,311	(1,297,378)
Affiliated Investment Companies Shares	39	(47)	26	(41)
Futures	2,781	(1,197)	3,601	(3,235)
Translation of Foreign Currency-Denominated Amounts	39	8	123	80

Net Increase (Decrease) in Net Assets Resulting from Operations	689,211	(1,451,582)	573,110	(1,073,052)

Transactions in Interest:
Contributions	70,532	434,631	79,986	283,303
Withdrawals	(204,873)	(1,299,951)	(181,425)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(134,341)	(865,320)	(101,439)	(534,748)

Total Increase (Decrease) in Net Assets	554,870	(2,316,902)	471,671	(1,607,800)
Net Assets
Beginning of Period	3,992,428	6,309,330	3,520,919	5,128,719

End of Period	$4,547,298	$3,992,428	$3,992,590	$3,520,919

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,921 and $5,243, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	21.72	%(B)	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	20.06	%(B)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)
Net Assets, End of Period (thousands)	$12,373,395		$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,875,290		$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.21%	0.21%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.47	%(C)	4.36%	3.50%	2.77%	3.92%	3.21%	3.17	%(C)	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	4	%(B)	15%	9%	12%	16%	20%	3	%(B)	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	13.86	%(B)	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	25.48	%(B)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)
Net Assets, End of Period (thousands)	$1,292,641		$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,394,971		$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.69	%(C)	4.23%	3.42%	4.21%	4.11%	3.96%	3.12	%(C)	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	8	%(B)	19%	19%	18%	18%	18%	4	%(B)	14%	12%	9%	18%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	25.86	%(B)	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	10.05	%(B)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)
Net Assets, End of Period (thousands)	$5,263,458		$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,292,258		$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.67	%(C)	2.85%	2.11%	2.15%	2.74%	2.51%	2.33	%(C)	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	3	%(B)	11%	17%	8%	17%	15%	8	%(B)	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	17.44	%(B)	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	16.51	%(B)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)
Net Assets, End of Period (thousands)	$4,547,298		$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,992,590		$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.13%	0.14%	0.14%	0.26	%(C)	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26	%(C)	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.73	%(C)	3.26%	2.42%	2.38%	3.04%	2.40%	1.96	%(C)	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	5	%(B)	10%	19%	22%	9%	12%	8	%(B)	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$346
The Japanese Small Company Series	42
The Asia Pacific Small Company Series	8
The United Kingdom Small Company Series	20
The Continental Small Company Series	40
The Canadian Small Company Series	15
The Emerging Markets Series	199
The Emerging Markets Small Cap Series	144

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$145
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	31
The Canadian Small Company Series	8
The Emerging Markets Series	59
The Emerging Markets Small Cap Series	52

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$424,304	$575,397
The Japanese Small Company Series	$86,459	$196,004
The Asia Pacific Small Company Series	$106,265	$134,827
The United Kingdom Small Company Series	$47,777	$66,772
The Continental Small Company Series	$149,031	$303,780
The Canadian Small Company Series	$104,661	$105,800

	Purchases	Sales
The Emerging Markets Series	$232,610	$296,427
The Emerging Markets Small Cap Series	$304,333	$371,480

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

Total	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

Total	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

Total	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

Total	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

Total	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

Total	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

Total	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

Total	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,085,677	$2,510,718	$(864,384)	$1,646,334
The Japanese Small Company Series	2,854,277	529,827	(438,835)	90,992
The Asia Pacific Small Company Series	1,529,523	214,114	(417,974)	(203,860)
The United Kingdom Small Company Series	1,355,587	327,613	(290,314)	37,299
The Continental Small Company Series	4,714,608	1,593,721	(666,937)	926,784
The Canadian Small Company Series	1,309,403	316,833	(164,096)	152,737
The Emerging Markets Series	3,033,652	1,935,324	(362,875)	1,572,449
The Emerging Markets Small Cap Series	3,768,255	1,173,667	(841,243)	332,424

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$114,931
The Canadian Small Company Series	1,011
The Emerging Markets Series	33,407
The Emerging Markets Small Cap Series	30,056

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The DFA International Value Series	$5,418	$5,418
The Emerging Markets Series	633	633
The Emerging Markets Small Cap Series	420	420

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,317	$5,317
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,503	1,503
The Emerging Markets Small Cap Series	453	453

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(101)	$(101)
The Emerging Markets Series	2,781	2,781
The Emerging Markets Small Cap Series	3,601	3,601

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The DFA International Value Series	5.29%	$1,696	6	$1	$4,987	—
The Japanese Small Company Series	5.30%	1,638	11	3	17,047	—
The Asia Pacific Small Company Series	5.24%	67	14	—	140	—
The United Kingdom Small Company Series	4.78%	43	5	—	92	—
The Continental Small Company Series	4.98%	190	22	1	571	—
The Canadian Small Company Series	4.79%	56	6	—	90	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$78,288	$20,104	$2,424
The Japanese Small Company Series	14,390	17,503	(1,227)
The Asia Pacific Small Company Series	5,434	11,189	(840)
The United Kingdom Small Company Series	7,508	5,785	(3,308)
The Continental Small Company Series	8,815	18,088	(244)
The Canadian Small Company Series	14,550	11,813	4,570
The Emerging Markets Series	2,494	885	(447)
The Emerging Markets Small Cap Series	915	1,299	45

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$67,361
The Japanese Small Company Series	83,334
The Asia Pacific Small Company Series	80,616
The Continental Small Company Series	5,511
The Canadian Small Company Series	1,752
The Emerging Markets Series	69,607
The Emerging Markets Small Cap Series	273,137

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$612,887	—	—	—	$612,887
The Japanese Small Company Series Common Stocks	50,283	—	—	—	50,283
The Asia Pacific Small Company Series Common Stocks	10,352	—	—	—	10,352
The United Kingdom Small Company Series Common Stocks	10,668	—	—	—	10,668
The Continental Small Company Series Common Stocks, Rights/Warrants	416,720	—	—	—	416,720
The Canadian Small Company Series Common Stocks, Rights/Warrants	135,604	—	—	—	135,604
The Emerging Markets Series Common Stocks	35,601	—	—	—	35,601
The Emerging Markets Small Cap Series Common Stocks	42,246	—	—	—	42,246

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,176.90	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.9%
Consumer Discretionary	8.5%
Consumer Staples	2.8%
Energy	10.5%
Financials	29.9%
Health Care	2.6%
Industrials	10.0%
Information Technology	11.8%
Materials	15.2%
Real Estate	4.4%
Utilities	1.4%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
Petroleo Brasileiro SA	10,640,384	$56,894,631	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518	0.9%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620	0.5%
Other Securities		170,883,216	1.5%

TOTAL BRAZIL		373,439,985	3.5%

CHILE — (0.6%)
Other Securities		63,664,980	0.6%

CHINA — (28.6%)
Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988	0.4%
* Alibaba Group Holding Ltd.	8,310,500	87,872,090	0.9%
* Baidu, Inc., Sponsored ADR	661,161	79,742,628	0.8%
Bank of China Ltd., Class H	255,029,817	101,848,181	1.0%
China Construction Bank Corp., Class H	425,561,101	284,498,654	2.7%
China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975	0.7%
China Overseas Land & Investment Ltd.	14,029,500	35,580,813	0.4%
China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043	0.5%
# China Resources Land Ltd.	15,272,000	71,117,966	0.7%
China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207	0.4%
Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794	1.1%
PetroChina Co. Ltd., Class H	102,478,000	71,184,745	0.7%
Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765	1.2%
* Trip.com Group Ltd., ADR	1,370,818	48,677,747	0.5%
*Ω Xiaomi Corp., Class B	26,124,400	37,081,066	0.4%
Other Securities		1,756,666,959	16.2%

TOTAL CHINA		3,029,413,621	28.6%

COLOMBIA — (0.0%)
Other Securities		4,826,796	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		10,614,101	0.1%

GREECE — (0.4%)
Other Securities		40,337,244	0.4%

HONG KONG — (0.0%)
Other Securities		283,596	0.0%

HUNGARY — (0.2%)
Other Securities		23,151,907	0.2%

INDIA — (15.8%)
Axis Bank Ltd.	9,710,222	102,500,145	1.0%
Hindalco Industries Ltd.	8,224,639	44,068,117	0.4%
Housing Development Finance Corp. Ltd.	2,663,444	90,565,366	0.9%
ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174	0.7%
JSW Steel Ltd.	4,182,960	37,284,635	0.4%
Larsen & Toubro Ltd.	2,322,577	67,211,939	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,828,144	$57,512,435	0.6%
Reliance Industries Ltd.	11,255,226	334,165,230	3.2%
State Bank of India	7,219,632	51,074,729	0.5%
Tata Steel Ltd.	26,249,748	34,817,202	0.3%
Other Securities		776,143,160	7.1%

TOTAL INDIA		1,671,528,132	15.8%

INDONESIA — (1.9%)
Other Securities		204,401,278	1.9%

KUWAIT — (0.0%)
Other Securities		4,797,249	0.0%

MALAYSIA — (1.8%)
Other Securities		188,422,067	1.8%

MEXICO — (3.0%)
Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740	0.5%
Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269	0.4%
Other Securities		222,045,352	2.1%

TOTAL MEXICO		315,889,361	3.0%

PHILIPPINES — (1.0%)
Other Securities		107,642,745	1.0%

POLAND — (0.8%)
Other Securities		88,451,130	0.8%

QATAR — (0.6%)
Other Securities		65,272,991	0.6%

SAUDI ARABIA — (3.8%)
Saudi Basic Industries Corp.	3,539,269	87,570,931	0.8%
Saudi National Bank	3,183,326	41,780,063	0.4%
Other Securities		269,345,740	2.6%

TOTAL SAUDI ARABIA		398,696,734	3.8%

SOUTH AFRICA — (3.3%)
Impala Platinum Holdings Ltd.	3,641,990	35,457,682	0.3%
Other Securities		319,774,867	3.1%

TOTAL SOUTH AFRICA		355,232,549	3.4%

SOUTH KOREA — (12.1%)
Hana Financial Group, Inc.	1,088,869	34,216,213	0.3%
Hyundai Motor Co.	371,214	54,987,662	0.5%
# KB Financial Group, Inc., ADR	1,993,626	74,342,313	0.7%
Kia Corp.	1,032,241	65,375,196	0.6%
LG Electronics, Inc.	515,299	42,315,279	0.4%
# POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357	0.6%
Samsung Electronics Co. Ltd.	1,452,256	71,456,928	0.7%
SK Hynix, Inc.	2,129,150	143,256,630	1.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$727,951,410	6.9%

TOTAL SOUTH KOREA		1,277,530,988	12.1%

TAIWAN — (16.5%)
ASE Technology Holding Co. Ltd.	13,379,000	43,984,115	0.4%
China Steel Corp.	55,859,320	52,978,943	0.5%
CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044	0.5%
Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092	0.6%
Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520	1.3%
Nan Ya Plastics Corp.	14,998,000	38,118,554	0.4%
# United Microelectronics Corp.	29,448,681	47,363,957	0.5%
Other Securities		1,313,396,216	12.3%

TOTAL TAIWAN		1,745,677,441	16.5%

THAILAND — (2.1%)
PTT PCL	47,667,700	43,273,994	0.4%
Other Securities		183,712,535	1.7%

TOTAL THAILAND		226,986,529	2.1%

TURKEY — (0.9%)
Other Securities		92,990,903	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	21,500,802	34,858,401	0.3%
Other Securities		88,098,977	0.9%

TOTAL UNITED ARAB EMIRATES		122,957,378	1.2%

TOTAL COMMON STOCKS		10,412,209,705	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,730,679	22,478,266	0.2%
Other Securities		42,018,401	0.4%

TOTAL BRAZIL		64,496,667	0.6%

COLOMBIA — (0.1%)
Other Securities		2,534,331	0.1%

INDIA — (0.0%)
Other Security		104,532	0.0%

PHILIPPINES — (0.0%)
Other Security		609,625	0.0%

SOUTH KOREA — (0.0%)
Other Securities		56,892	0.0%

TAIWAN — (0.0%)
Other Security		1,169,180	0.0%

TOTAL PREFERRED STOCKS		68,971,227	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$4,950	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,284,216,160)		10,481,185,882

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	10,192,419	117,895,713	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,091,873)		$10,599,081,595	100.2%

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514
S&P 500® E-mini Index	202	06/16/23	40,656,501	42,303,850	1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$122,957,378	—	$122,957,378
Preferred Stocks
Brazil	$64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $282,189 of securities on loan)*	$10,481,186
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $117,876)	117,896
Segregated Cash for Futures Contracts	3,221
Foreign Currencies at Value	91,740
Cash	43,410
Receivables:
Investment Securities Sold	9,977
Dividends, Interest and Tax Reclaims	29,175
Securities Lending Income	653
Futures Margin Variation	514
Unrealized Gain on Foreign Currency Contracts	3
Prepaid Expenses and Other Assets	24

Total Assets	10,777,799

LIABILITIES:
Payables:
Upon Return of Securities Loaned	117,906
Investment Securities Purchased	20,013
Due to Advisor	867
Unrealized Loss on Foreign Currency Contracts	1
Deferred Taxes Payable	57,399
Accrued Expenses and Other Liabilities	2,259

Total Liabilities	198,445

NET ASSETS	$10,579,354

Investment Securities at Cost	$9,284,216

Foreign Currencies at Cost	$90,661

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,143)	$163,016
Income from Securities Lending	3,918

Total Investment Income	166,934

Expenses
Investment Management Fees	5,224
Accounting & Transfer Agent Fees	195
Custodian Fees	2,068
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	129
Other	275

Total Expenses	7,945

Fees Paid Indirectly (Note C)	465

Net Expenses	7,480

Net Investment Income (Loss)	159,454

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,974)
Affiliated Investment Companies Shares Sold	11
Futures	4,200
Foreign Currency Transactions	(976)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801
Affiliated Investment Companies Shares	103
Futures	4,433
Translation of Foreign Currency-Denominated Amounts	93

Net Realized and Unrealized Gain (Loss)	1,523,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,683,145

**	Net of foreign capital gain taxes withheld of $8,563.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,454	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,974)	390,078
Affiliated Investment Companies Shares Sold	11	6
Futures	4,200	(15,965)
Foreign Currency Transactions	(976)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801	(3,314,774)
Affiliated Investment Companies Shares	103	(133)
Futures	4,433	(2,584)
Translation of Foreign Currency-Denominated Amounts	93	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,145	(2,379,751)

Transactions in Interest:
Contributions	110,905	611,182
Withdrawals	(974,835)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(863,930)	(1,329,815)

Total Increase (Decrease) in Net Assets	819,215	(3,709,566)
Net Assets
Beginning of Period	9,760,139	13,469,705

End of Period	$10,579,354	$9,760,139

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $8,563.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	17.69	%(B)	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)
Net Assets, End of Period (thousands)	$10,579,354		$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.05	%(C)	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	4	%(B)	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $276 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$465

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$276

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$365,729	$1,124,836

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—
Total	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,530,630	$2,783,005	$(1,586,015)	$1,196,990

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,144

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *, (1)
Dimensional Emerging Markets Value Fund	$2,300	$2,300

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$4,200	$4,200

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$4,433	$4,433

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$4,056	$1,590	$(98)

J. Securities Lending:

As of April 30, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$270,910

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$117,906	—	—	—	$117,906

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for the DFA Global Real Estate Securities Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043023-001SI
00286339

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
*	Anima Holding SA	405,400	$187,753
	Atacadao SA	1,115,768	2,404,769
	Banco Bradesco SA, ADR	1,008,174	2,822,887
	Banco Bradesco SA	3,736,160	9,303,322
	Banco do Brasil SA	2,692,252	23,134,432
	Banco Modal SA	96,400	37,881
	Banco Santander Brasil SA	1,005,419	5,416,338
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	201,591	976,470
*	BRF SA	1,051,941	1,337,124
*	C&A MODAS SA	243,100	135,494
	Camil Alimentos SA	625,691	903,199
*	Centro De Imagem Diagnosticos SA	26,300	120,485
	Cia Brasileira de Aluminio	24,900	26,359
*	Cia Brasileira de Distribuicao	820,558	2,467,695
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,134,610
	Cia Siderurgica Nacional SA	1,862,491	5,306,146
	Cielo SA	1,530,763	1,675,682
*	Cogna Educacao SA	3,186,257	1,303,173
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,601,704	4,961,371
	Dexco SA	1,125,322	1,328,872
	Direcional Engenharia SA	55,805	175,656
*	Embraer SA	2,588,587	10,078,664
*	Embraer SA, Sponsored ADR	219,257	3,387,521
	Empreendimentos Pague Menos SA	94,109	55,471
	Enauta Participacoes SA	621,873	1,440,040
	Eternit SA	140,300	263,284
	Even Construtora e Incorporadora SA	668,356	676,691
	Ez Tec Empreendimentos e Participacoes SA	350,253	1,020,325
*	Gafisa SA	39,777	45,696
	Gafisa SA, ADR	18,331	60,861
	Gerdau SA, Sponsored ADR	4,617,515	23,041,398
	Grupo De Moda Soma SA	624,143	1,051,125
	Guararapes Confeccoes SA	458,800	389,094
* Ω	Hapvida Participacoes e Investimentos SA	13,879,894	7,680,442
* ††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co. Alimentacao SA, Class A	714,142	300,673
	Iochpe-Maxion SA	924,290	2,103,270
*	IRB-Brasil Resseguros SA	149,947	946,072
	Jalles Machado SA	60,100	94,708
	JBS SA	3,251,399	11,668,479
	JHSF Participacoes SA	2,062,505	1,604,419
	Lavvi Empreendimentos Imobiliarios Ltda.	170,000	184,049
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,200	19,120
*	Moura Dubeux Engenharia SA	27,000	30,152
	Movida Participacoes SA	72,000	124,287
	MRV Engenharia e Participacoes SA	1,774,453	2,561,462
	Multilaser Industrial SA	274,429	109,490
	Natura & Co. Holding SA	3,284,285	7,282,608
	Natura & Co. Holding SA, ADR	49,497	217,292
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620
	Petroleo Brasileiro SA	10,640,384	56,894,631
	Positivo Tecnologia SA	385,008	578,153
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	75,933
	Romi SA	282,009	846,966

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	60,300	$198,147
* Ω	Ser Educacional SA	92,277	59,757
	TIM SA	3,640,146	10,217,339
	Trisul SA	386,405	272,694
	Tupy SA	416,802	1,863,484
	Ultrapar Participacoes SA	858,683	2,485,942
	Usinas Siderurgicas de Minas Gerais SA Usiminas	526,000	743,474
	Vale SA	201,207	2,920,609
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	367,491
*	Via SA	5,354,817	1,975,393
	Vibra Energia SA	1,993,433	5,275,535
	YDUQS Participacoes SA	218,700	356,038
*	Zamp SA	59,200	49,850

TOTAL BRAZIL			373,439,985

CHILE — (0.6%)
	Banco de Credito e Inversiones SA	20,348	613,780
	Banco Itau Chile SA	579,486,299	1,306,491
	Besalco SA	530,992	265,466
*	Camanchaca SA	1,334,309	91,720
	CAP SA	564,938	3,954,741
*	Cementos BIO BIO SA	665,307	536,531
	Cencosud SA	6,037,580	12,303,275
	Cia Sud Americana de Vapores SA	46,849,671	4,787,401
	Cristalerias de Chile SA	264,624	972,938
	Empresa Nacional de Telecomunicaciones SA	722,780	3,006,622
	Empresas CMPC SA	4,198,444	6,579,166
	Empresas COPEC SA	1,676,651	11,666,459
	Empresas Hites SA	1,783,807	208,820
	Enel Americas SA	23,995,728	3,269,780
	Falabella SA	1,020,942	2,189,223
	Grupo Security SA	4,724,771	995,055
	Inversiones Aguas Metropolitanas SA	2,219,249	1,539,522
	Masisa SA	9,452,384	349,993
	PAZ Corp. SA	1,562,812	856,647
	Ripley Corp. SA	730,261	148,178
	Salfacorp SA	2,712,464	1,101,114
	Sigdo Koppers SA	187,924	265,387
	SMU SA	3,141,382	548,696
	Sociedad Matriz SAAM SA	45,139,787	4,602,609
	Socovesa SA	3,702,080	431,088
	SONDA SA	233,491	119,422
	Vina Concha y Toro SA	802,757	954,856

TOTAL CHILE			63,664,980

CHINA — (28.6%)
	360 Security Technology, Inc., Class A	954,833	2,206,388
# *	361 Degrees International Ltd.	5,011,000	2,830,703
Ω	3SBio, Inc.	4,905,500	4,915,123
	5I5J Holding Group Co. Ltd., Class A	1,102,800	499,526
* ††	A Metaverse Co.	270,000	998
*	AAC Technologies Holdings, Inc.	3,635,500	7,686,091
Ω	AAG Energy Holdings Ltd.	1,138,000	238,425
	Accelink Technologies Co. Ltd., Class A	190,300	659,007
	ADAMA Ltd., Class A	159,900	197,559
	Addsino Co. Ltd., Class A	533,100	781,605
*	Advanced Technology & Materials Co. Ltd., Class A	275,600	349,901

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	$842,140
	AECC Aviation Power Co. Ltd., Class A	267,307	1,692,925
	Aerospace Hi-Tech Holdings Group Ltd., Class A	371,623	521,305
# *	Agile Group Holdings Ltd.	6,776,999	1,378,847
	Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988
	Aisino Corp., Class A	596,467	1,254,560
	Ajisen China Holdings Ltd.	3,383,000	423,186
*	Alibaba Group Holding Ltd.	8,310,500	87,872,090
*	Alibaba Pictures Group Ltd.	36,140,000	2,299,831
Ω	A-Living Smart City Services Co. Ltd.	2,477,750	1,989,968
	Allmed Medical Products Co. Ltd., Class A	30,800	51,014
	Aluminum Corp. of China Ltd., Class H	19,370,000	11,506,952
	Angang Steel Co. Ltd., Class H	8,447,632	2,806,211
	Anhui Conch Cement Co. Ltd., Class H	6,276,500	19,818,162
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	414,303
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	597,423
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	672,659
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	264,677
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	405,258
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	724,903	550,092
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	796,254
*	Anhui Tatfook Technology Co. Ltd., Class A	67,700	89,345
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	39,993
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	390,140
	Anhui Xinhua Media Co. Ltd., Class A	683,764	782,496
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	392,004	661,995
*	Anton Oilfield Services Group	15,688,000	912,749
	Aoshikang Technology Co. Ltd., Class A	127,600	741,298
*	Aotecar New Energy Technology Co. Ltd., Class A	587,400	219,219
	APT Satellite Holdings Ltd.	154,000	49,693
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	173,977	613,581
	Asia Cement China Holdings Corp.	2,887,000	1,266,739
Ω	AsiaInfo Technologies Ltd.	605,600	1,108,631
	Avary Holding Shenzhen Co. Ltd., Class A	554,581	2,096,034
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	1,128,412
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	7,009,898
Ω	BAIC Motor Corp. Ltd., Class H	9,775,500	2,751,215
*	Baidu, Inc., Sponsored ADR	661,161	79,742,628
Ω	BAIOO Family Interactive Ltd.	1,124,000	61,107
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,355,105
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,625,610
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,727,552
	Bank of China Ltd., Class H	255,029,817	101,848,181
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,731,690
	Bank of Communications Co. Ltd., Class H	27,595,574	17,823,981
	Bank of Guiyang Co. Ltd., Class A	1,120,251	914,705
	Bank of Hangzhou Co. Ltd., Class A	1,578,105	2,864,300
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,624,380
	Bank of Nanjing Co. Ltd., Class A	3,503,931	4,767,539
	Bank of Ningbo Co. Ltd., Class A	1,970,581	7,803,117
	Bank of Shanghai Co. Ltd., Class A	3,354,147	3,043,034
	Bank of Suzhou Co. Ltd., Class A	1,123,508	1,220,521
*	Bank of Tianjin Co. Ltd., Class H	29,000	6,913
* Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	61,005
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,750,279
*	Baoye Group Co. Ltd., Class H	1,561,120	833,950
# *	Baozun, Inc., Class A	47,900	73,079
	BBMG Corp., Class H	12,954,000	1,671,071
	Befar Group Co. Ltd., Class A	254,600	185,287

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	312,900	$387,507
	Beijing Capital Development Co. Ltd., Class A	425,200	274,794
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,387,857
*	Beijing Capital International Airport Co. Ltd., Class H	10,346,000	8,060,016
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	780,705
	Beijing Easpring Material Technology Co. Ltd., Class A	127,021	984,794
*	Beijing Energy International Holding Co. Ltd	4,182,000	103,764
	Beijing Enlight Media Co. Ltd., Class A	387,100	571,980
	Beijing Enterprises Holdings Ltd.	2,882,000	11,960,265
	Beijing Enterprises Water Group Ltd.	17,900,000	4,545,455
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	355,528	507,308
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	193,775
*	Beijing Health Holdings Ltd.	3,048,000	27,948
*	Beijing Jetsen Technology Co. Ltd., Class A	708,200	713,496
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,303,800	1,187,211
	Beijing New Building Materials PLC, Class A	288,510	1,105,108
	Beijing North Star Co. Ltd., Class H	5,166,000	592,555
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	201,661
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	621,606
	Beijing Originwater Technology Co. Ltd., Class A	370,663	292,924
	Beijing Shougang Co. Ltd., Class A	1,194,166	638,370
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	459,430
	Beijing Sinnet Technology Co. Ltd., Class A	618,928	1,102,486
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	586,613
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	180,706
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	154,988
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,052,106
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	5,102,017
	Bengang Steel Plates Co. Ltd., Class A	515,600	301,136
	Best Pacific International Holdings Ltd., Class H	396,000	56,059
	Bestsun Energy Co. Ltd., Class A	173,200	107,086
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	329,999
	BGI Genomics Co. Ltd., Class A	117,100	1,050,542
	Black Peony Group Co. Ltd., Class A	151,800	146,487
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	584,300	1,104,989
Ω	BOC Aviation Ltd.	200,300	1,587,570
	BOC International China Co. Ltd., Class A	244,300	379,492
	BOE Technology Group Co. Ltd., Class A	12,468,557	7,245,675
*	Bohai Leasing Co. Ltd., Class A	2,291,900	728,757
	Bright Dairy & Food Co. Ltd., Class A	630,905	985,005
	Bright Real Estate Group Co. Ltd., Class A	171,200	54,993
††	Brilliance China Automotive Holdings Ltd.	16,650,000	6,999,028
	BTG Hotels Group Co. Ltd., Class A	200,100	626,270
	BYD Electronic International Co. Ltd.	2,677,500	8,120,153
	C C Land Holdings Ltd.	15,072,429	3,151,747
	C&D International Investment Group Ltd.	506,256	1,559,082
	C&S Paper Co. Ltd., Class A	354,200	603,099
	Cabbeen Fashion Ltd.	1,514,000	181,223
	Caitong Securities Co. Ltd., Class A	674,310	756,701
	Camel Group Co. Ltd., Class A	216,320	298,306
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	251,100	160,036
*	Capital Environment Holdings Ltd.	12,116,000	215,884
	Carrianna Group Holdings Co. Ltd.	3,478,391	188,635
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,318,466
	CECEP Wind-Power Corp., Class A	1,735,370	958,369
	Central China Management Co. Ltd.	7,334,350	459,165
	Central China New Life Ltd.	110,000	37,977

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Central China Real Estate Ltd.	5,227,836	$129,056
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,056,037
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	197,995
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	142,836
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,033,107
	Chaowei Power Holdings Ltd.	3,239,000	683,722
*	Cheetah Mobile, Inc., ADR	973	2,131
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	581,754
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	434,632
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	222,173
	Chengdu Wintrue Holding Co. Ltd., Class A	258,800	386,327
	Chengtun Mining Group Co. Ltd., Class A	610,764	463,389
	Chenguang Biotech Group Co. Ltd., Class A	40,200	107,116
	Chengxin Lithium Group Co. Ltd., Class A	206,000	946,619
*	Chengzhi Co. Ltd., Class A	220,811	262,748
	China Aerospace International Holdings Ltd.	12,534,000	663,466
	China Aircraft Leasing Group Holdings Ltd.	896,000	562,128
	China BlueChemical Ltd., Class H	9,204,878	2,433,129
Ω	China Bohai Bank Co. Ltd., Class H	957,000	158,688
# *	China Boton Group Co. Ltd.	262,000	95,180
	China CAMC Engineering Co. Ltd., Class A	347,300	707,202
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	4,170,762
	China CITIC Bank Corp. Ltd., Class H	34,367,112	18,591,401
	China Coal Energy Co. Ltd., Class H	10,777,000	9,259,711
	China Communications Services Corp. Ltd., Class H	13,693,071	7,503,316
*	China Conch Environment Protection Holdings Ltd.	544,500	169,882
	China Conch Venture Holdings Ltd.	4,159,500	6,636,588
	China Construction Bank Corp., Class H	425,561,101	284,498,654
	China CSSC Holdings Ltd., Class A	375,700	1,409,320
	China Design Group Co. Ltd., Class A	48,100	66,253
# * ††	China Dili Group	4,137,899	130,468
	China Dongxiang Group Co. Ltd.	4,834,000	191,916
	China Education Group Holdings Ltd.	213,000	189,640
	China Electronics Huada Technology Co. Ltd.	160,000	23,326
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	140,928
	China Energy Engineering Corp. Ltd., Class A	6,490,514	2,542,196
	China Energy Engineering Corp. Ltd., Class H	3,658,000	551,572
	China Everbright Bank Co. Ltd., Class H	13,370,000	4,281,878
# Ω	China Everbright Greentech Ltd.	3,443,000	664,169
	China Everbright Ltd.	5,533,869	3,974,817
* ††	China Financial Services Holdings Ltd.	94,200	8,940
	China Foods Ltd.	2,294,000	842,630
	China Galaxy Securities Co. Ltd., Class H	15,016,500	8,156,217
	China Gas Holdings Ltd.	12,293,800	15,815,603
	China Glass Holdings Ltd.	4,496,000	581,348
#	China Gold International Resources Corp. Ltd.	247,100	1,260,756
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	66,653
	China Great Wall Securities Co. Ltd., Class A	307,400	388,245
	China Greatwall Technology Group Co. Ltd., Class A	353,300	592,417
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	760,827
	China Hanking Holdings Ltd.	911,000	91,771
# *	China Harmony Auto Holding Ltd.	4,980,500	561,099
* ††	China High Precision Automation Group Ltd.	429,000	17,489
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	245,386
*	China High Speed Transmission Equipment Group Co. Ltd.	1,942,000	709,770
	China Hongqiao Group Ltd.	10,475,000	10,317,625
# * †† Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	1,730,467
††	China Huiyuan Juice Group Ltd.	4,182,433	186,806
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	3,000,403

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Isotope & Radiation Corp.	8,000	$17,230
	China Jinmao Holdings Group Ltd.	32,896,141	6,145,705
	China Jushi Co. Ltd., Class A	1,274,148	2,686,332
	China Kepei Education Group Ltd.	1,630,000	535,815
	China Lesso Group Holdings Ltd.	6,460,000	5,584,823
	China Lilang Ltd.	1,763,000	957,711
# *	China Longevity Group Co. Ltd.	1,152,649	37,738
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	63,350
	China Medical System Holdings Ltd.	4,093,000	6,794,869
	China Meheco Co. Ltd., Class A	425,320	874,867
	China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975
	China Merchants Land Ltd.	11,372,000	702,331
	China Merchants Port Holdings Co. Ltd.	6,483,231	9,619,959
	China Merchants Property Operation & Service Co. Ltd., Class A	91,200	204,520
Ω	China Merchants Securities Co. Ltd., Class H	782,020	793,818
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,685,004
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,942,229
#	China Modern Dairy Holdings Ltd.	10,284,000	1,274,837
	China National Accord Medicines Corp. Ltd., Class A	161,006	1,512,050
	China National Building Material Co. Ltd., Class H	20,975,250	15,737,935
	China National Chemical Engineering Co. Ltd., Class A	1,112,300	1,703,570
	China National Medicines Corp. Ltd., Class A	258,300	1,542,330
	China National Nuclear Power Co. Ltd., Class A	5,297,083	5,285,651
Ω	China New Higher Education Group Ltd.	2,511,000	873,615
*	China New Town Development Co. Ltd.	445,522	3,402
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	376,800	286,941
	China Nonferrous Mining Corp. Ltd.	130,000	66,530
*	China Oil & Gas Group Ltd.	18,900,000	626,887
	China Oilfield Services Ltd., Class H	6,190,000	7,280,825
	China Oriental Group Co. Ltd.	6,382,000	1,027,214
	China Overseas Grand Oceans Group Ltd.	11,109,742	6,430,362
	China Overseas Land & Investment Ltd.	14,029,500	35,580,813
	China Pacific Insurance Group Co. Ltd., Class H	8,010,400	23,927,324
	China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043
* ††	China Properties Group Ltd.	3,380,000	33,500
	China Publishing & Media Co. Ltd., Class A	431,685	622,101
	China Railway Group Ltd., Class H	15,465,000	11,890,093
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	2,769,804
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	274,150
*	China Rare Earth Holdings Ltd.	4,650,600	282,140
	China Reinsurance Group Corp., Class H	24,824,000	1,901,787
Ω	China Renaissance Holdings Ltd.	192,200	178,007
	China Resources Cement Holdings Ltd.	13,910,000	6,297,377
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,043,196
	China Resources Gas Group Ltd.	2,871,100	9,062,157
#	China Resources Land Ltd.	15,272,000	71,117,966
	China Resources Medical Holdings Co. Ltd.	4,937,000	4,610,297
Ω	China Resources Pharmaceutical Group Ltd.	8,926,500	8,867,245
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	256,631	2,186,451
	China Risun Group Ltd.	1,933,000	904,843
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	936,513
	China SCE Group Holdings Ltd.	6,432,000	527,216
# * Ω	China Shengmu Organic Milk Ltd.	729,000	28,801
	China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207
	China Shineway Pharmaceutical Group Ltd.	1,806,000	1,886,625
*	China Shuifa Singyes Energy Holdings Ltd.	926,000	82,909
*	China Silver Group Ltd.	8,388,000	449,599

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China South City Holdings Ltd.	26,638,000	$1,734,574
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,204,032
*	China Southern Airlines Co. Ltd., Class H	2,612,000	1,829,555
	China Starch Holdings Ltd.	13,595,000	336,922
	China State Construction Engineering Corp. Ltd., Class A	14,215,306	13,502,659
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	685,190
	China Taiping Insurance Holdings Co. Ltd.	8,142,200	9,352,559
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,022
	China Tianying, Inc., Class A	948,700	634,941
Ω	China Tower Corp. Ltd., Class H	161,984,000	20,672,928
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	8,449,134
*	China TransInfo Technology Co. Ltd., Class A	39,682	83,418
*	China Travel International Investment Hong Kong Ltd.	13,015,631	2,777,441
	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	582,002
	China Vanke Co. Ltd., Class H	6,431,105	10,053,708
	China West Construction Group Co. Ltd., Class A	358,900	468,936
* ††	China Wood Optimization Holding Ltd.	88,000	1,892
Ω	China Xinhua Education Group Ltd.	294,000	30,421
	China XLX Fertiliser Ltd.	2,108,000	1,012,673
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	3,405,590
*	China Zheshang Bank Co. Ltd., Class H	156,000	55,902
	China Zhongwang Holdings Ltd.	13,622,954	546,678
	Chinasoft International Ltd.	5,280,000	3,519,871
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	1,385,346
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	2,692,002
	Chongqing Department Store Co. Ltd., Class A	191,884	819,562
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	321,445
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	90,750
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	83,573
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,260,000	5,125,374
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	590,770
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	394,866
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	454,232
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	66,489
	CIFI Ever Sunshine Services Group Ltd.	698,000	271,210
	CIMC Enric Holdings Ltd.	3,668,000	3,378,513
	Cinda Real Estate Co. Ltd., Class A	783,100	507,677
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	376,451
	CITIC Ltd.	17,848,483	22,405,033
	CITIC Resources Holdings Ltd.	15,150,000	909,842
	CITIC Securities Co. Ltd., Class H	5,325,325	11,213,006
	City Development Environment Co. Ltd., Class A	50,400	85,770
*	Citychamp Watch & Jewellery Group Ltd.	476,000	71,602
*	CMGE Technology Group Ltd.	2,154,000	697,598
	CMOC Group Ltd., Class H	3,837,000	2,352,166
	CMST Development Co. Ltd., Class A	608,600	532,334
*	CNFinance Holdings Ltd., ADR	5,312	14,047
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	651,840
	CNOOC Energy Technology & Services Ltd., Class A	1,591,401	850,053
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	451,290	914,755
	COFCO Biotechnology Co. Ltd., Class A	518,300	591,055
	COFCO Joycome Foods Ltd.	9,454,000	2,440,364
* ††	Colour Life Services Group Co. Ltd.	2,811,548	41,656
	Comba Telecom Systems Holdings Ltd.	1,424,000	278,682
	Concord New Energy Group Ltd.	35,720,000	3,190,498
	Consun Pharmaceutical Group Ltd.	2,094,000	1,361,322
*	Coolpad Group Ltd.	13,182,079	104,417
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	1,852,535
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,982,000	2,037,451

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Holdings Co. Ltd., Class H	11,797,500	$13,703,021
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,120,327
	COSCO SHIPPING Ports Ltd.	10,916,389	7,182,940
	Country Garden Holdings Co. Ltd.	37,862,106	9,753,270
	CPMC Holdings Ltd.	4,066,000	2,322,294
*	CPT Technology Group Co. Ltd., Class A	415,000	116,956
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	575,108
# *	Crazy Sports Group Ltd.	8,236,000	199,131
	CSG Holding Co. Ltd., Class A	567,849	539,631
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	157,962
	CTS International Logistics Corp. Ltd., Class A	337,870	487,633
	Daan Gene Co. Ltd., Class A	391,700	881,759
Ω	Dali Foods Group Co. Ltd.	3,159,000	1,314,634
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	452,184
	Daqin Railway Co. Ltd., Class A	6,459,961	7,186,075
	Dare Power Dekor Home Co. Ltd., Class A	144,600	173,941
	Dashang Co. Ltd., Class A	178,708	511,957
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	116,902
	Dazhong Transportation Group Co. Ltd., Class A	359,539	158,970
	Dazzle Fashion Co. Ltd., Class A	185,600	425,670
	DBG Technology Co. Ltd., Class A	298,278	442,107
	Dexin China Holdings Co. Ltd.	1,241,000	88,963
	DHC Software Co. Ltd., Class A	820,400	922,746
	Dian Diagnostics Group Co. Ltd., Class A	130,900	512,429
	Digital China Group Co. Ltd., Class A	227,300	876,960
	Digital China Holdings Ltd.	3,712,000	1,542,044
	Digital China Information Service Co. Ltd., Class A	316,700	617,158
	Dong-E-E-Jiao Co. Ltd., Class A	124,013	922,289
	Dongfang Electric Corp. Ltd., Class H	973,200	1,379,000
	Dongfeng Motor Group Co. Ltd., Class H	12,676,000	6,064,834
	Dongguan Development Holdings Co. Ltd., Class A	164,900	237,840
	Dongjiang Environmental Co. Ltd., Class H	51,000	16,585
	Dongxing Securities Co. Ltd., Class A	763,900	920,322
	Dongyue Group Ltd.	5,875,000	5,978,482
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	229,567
	East Group Co. Ltd., Class A	305,400	387,488
	E-Commodities Holdings Ltd.	5,880,000	976,401
	Edvantage Group Holdings Ltd.	351,596	122,272
	EIT Environmental Development Group Co. Ltd., Class A	700	1,908
*	Elion Energy Co. Ltd., Class A	807,498	479,105
	ENN Natural Gas Co. Ltd., Class A	219,900	645,443
	Era Co. Ltd., Class A	115,300	86,427
	Essex Bio-technology Ltd.	207,000	96,412
	Eternal Asia Supply Chain Management Ltd., Class A	546,700	433,011
#	EVA Precision Industrial Holdings Ltd.	4,192,000	467,382
	Everbright Jiabao Co. Ltd., Class A	607,266	263,495
# Ω	Everbright Securities Co. Ltd., Class H	899,400	667,084
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	854,031
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	487,437
#	Fanhua, Inc., Sponsored ADR	2,527	20,848
	Far East Horizon Ltd.	7,898,000	7,105,214
	FAW Jiefang Group Co. Ltd.	724,752	852,949
	FAWER Automotive Parts Co. Ltd., Class A	311,012	209,430
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	969,397
*	FIH Mobile Ltd.	4,679,000	490,509
	Financial Street Holdings Co. Ltd., Class A	569,730	414,909
	FinVolution Group, ADR	239,660	953,847
	First Capital Securities Co. Ltd., Class A	444,900	380,959
	Fosun International Ltd.	9,507,683	6,667,964

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Founder Securities Co. Ltd., Class A	1,689,907	$1,710,931
	Foxconn Industrial Internet Co. Ltd., Class A	2,764,793	6,440,903
	Fu Shou Yuan International Group Ltd.	3,066,000	2,488,183
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	354,042
	Fufeng Group Ltd.	9,057,000	5,489,571
	Fujian Funeng Co. Ltd., Class A	364,944	620,244
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,305,985
	Fulongma Group Co. Ltd., Class A	164,900	236,699
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	417,709
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	543,969
	GCL Energy Technology Co. Ltd.	283,600	583,155
*	GCL Technology Holdings Ltd.	28,393,000	7,129,225
*	GDS Holdings Ltd., Class A	1,314,200	2,544,545
	Geely Automobile Holdings Ltd.	19,494,000	24,200,702
	GEM Co. Ltd., Class A	1,160,200	1,178,813
	Gemdale Corp., Class A	1,042,554	1,230,082
	Gemdale Properties & Investment Corp. Ltd.	33,644,000	2,234,434
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,810,478
*	Genimous Technology Co. Ltd., Class A	156,700	148,637
	GF Securities Co. Ltd., Class H	2,865,000	4,114,273
	Giant Network Group Co. Ltd., Class A	483,100	1,106,982
*	Glorious Property Holdings Ltd.	15,474,000	149,917
*	Glory Health Industry Ltd.	4,463,000	101,275
	GoerTek, Inc., Class A	976,620	2,507,221
	Goldcard Smart Group Co. Ltd.	156,680	303,800
*	Golden Eagle Retail Group Ltd.	12,000	6,911
	GoldenHome Living Co. Ltd., Class A	68,570	351,382
	Goldenmax International Group Ltd., Class A	301,200	368,782
	Goldlion Holdings Ltd.	1,887,000	301,025
	Goldpac Group Ltd.	1,296,000	284,682
	Gotion High-tech Co. Ltd., Class A	216,100	860,000
*	Grand Baoxin Auto Group Ltd.	5,544,500	254,754
*	Grand Industrial Holding Group Co. Ltd.	62,200	72,939
	Grand Pharmaceutical Group Ltd., Class L	3,280,000	2,135,775
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	477,950
*	Greattown Holdings Ltd., Class A	1,087,600	488,897
*	Greatview Aseptic Packaging Co. Ltd.	1,816,000	405,858
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	5,601,358
	Greenland Hong Kong Holdings Ltd.	7,597,575	583,084
	Greentown China Holdings Ltd.	4,846,091	5,824,246
	GRG Banking Equipment Co. Ltd., Class A	715,100	1,223,183
	Guangdong Advertising Group Co. Ltd., Class A	394,637	332,880
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	443,534
	Guangdong Dongpeng Holdings Co. Ltd.	104,400	125,200
	Guangdong Dowstone Technology Co. Ltd., Class A	178,999	339,600
	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	995,895
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	546,800	264,019
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	168,577
	Guangdong Provincial Expressway Development Co. Ltd., Class A	174,060	195,113
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	148,906
	Guangdong South New Media Co. Ltd., Class A	29,400	209,051
	Guangdong Tapai Group Co. Ltd., Class A	353,173	413,707
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	191,035	450,867
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	300,856
	Guanghui Energy Co. Ltd., Class A	1,826,838	2,458,809
*	Guangshen Railway Co. Ltd., Class H	4,100,000	958,351
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	503,901
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	526,125
	Guangzhou Automobile Group Co. Ltd., Class H	8,386,000	5,233,843

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	648,000	$2,128,759
	Guangzhou Haige Communications Group, Inc. Co., Class A	589,900	840,212
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	117,914
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	764,356	761,545
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	273,887
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	934,709
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	275,403
	Guosen Securities Co. Ltd., Class A	1,174,527	1,597,705
*	Guosheng Financial Holding, Inc., Class A	257,924	304,968
Ω	Guotai Junan Securities Co. Ltd., Class H	1,517,000	1,954,687
	Guoyuan Securities Co. Ltd., Class A	771,550	781,124
	Haier Smart Home Co. Ltd., Class A	1,721,796	5,906,450
	Haitian International Holdings Ltd.	1,460,000	3,793,489
	Haitong Securities Co. Ltd., Class H	10,063,200	6,684,038
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	755,744
	Hangcha Group Co. Ltd., Class A	207,500	640,065
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	375,895
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	474,100	631,193
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	16,524
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	565,016
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,743,131
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	55,514
*	Harbin Electric Co. Ltd., Class H	3,817,474	1,702,020
	HBIS Resources Co. Ltd., Class A	107,800	216,353
	Health & Happiness H&H International Holdings Ltd.	558,000	955,557
*	Hebei Construction Group Corp. Ltd., Class H	322,500	33,357
	Hefei Urban Construction Development Co. Ltd., Class A	85,369	81,517
#	Hello Group, Inc., Sponsored ADR	186,735	1,561,105
	Henan Lingrui Pharmaceutical Co., Class A	210,600	508,684
	Henan Mingtai Al Industrial Co. Ltd., Class A	113,700	228,233
	Henan Pinggao Electric Co. Ltd., Class A	382,800	635,754
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,432,113
	Henan Yuguang Gold & Lead Co. Ltd., Class A	125,800	116,178
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	299,729
	Hengan International Group Co. Ltd.	2,650,500	11,838,346
*	Hengdeli Holdings Ltd.	14,156,000	256,652
	Hengli Petrochemical Co. Ltd., Class A	1,729,874	3,953,014
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,377,894
	Hengyi Petrochemical Co. Ltd., Class A	1,240,641	1,374,627
	Hesteel Co. Ltd., Class A	3,844,300	1,283,121
	Hexing Electrical Co. Ltd., Class A	202,190	631,819
# *	Hi Sun Technology China Ltd.	9,864,000	932,041
	Hisense Home Appliances Group Co. Ltd., Class H	513,000	1,186,765
*	Holitech Technology Co. Ltd., Class A	1,226,800	551,282
*	Hongda Xingye Co. Ltd., Class A	1,106,956	409,353
*	Honghua Group Ltd.	15,729,000	405,768
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	74,349
* †† Ω	Honworld Group Ltd.	1,002,500	97,507
# * Ω	Hope Education Group Co. Ltd.	5,706,000	438,088
	Hopson Development Holdings Ltd.	5,154,285	4,583,074
* Ω	Hua Hong Semiconductor Ltd.	2,140,000	8,793,490
	Huabao Flavours & Fragrances Co. Ltd., Class A	21,500	74,475
	Huafon Chemical Co. Ltd., Class A	1,400,348	1,457,542
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	384,051
	Huafu Fashion Co. Ltd., Class A	458,898	204,248
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	768,150
	Huapont Life Sciences Co. Ltd., Class A	550,100	419,733
Ω	Huatai Securities Co. Ltd., Class H	4,597,800	5,938,603
	Huaxi Securities Co. Ltd., Class A	598,255	764,730

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxia Bank Co. Ltd., Class A	3,027,300	$2,520,249
	Huaxin Cement Co. Ltd., Class A	624,228	1,331,668
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,741,134
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	818,697	407,331
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,291,743
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	281,300	1,006,222
	Huishang Bank Corp. Ltd., Class H	1,603,900	510,144
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	798,566
	Hunan Aihua Group Co. Ltd., Class A	97,600	313,152
	Hunan Gold Corp. Ltd., Class A	391,600	849,173
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,705,871
*	HUYA, Inc., ADR	98,145	318,971
*	Hytera Communications Corp. Ltd., Class A	591,700	512,127
*	IBO Technology Co. Ltd.	12,000	2,026
* Ω	iDreamSky Technology Holdings Ltd.	286,000	130,234
Ω	IMAX China Holding, Inc.	76,600	74,514
	Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794
	Industrial Bank Co. Ltd., Class A	7,064,253	17,597,014
	Industrial Securities Co. Ltd., Class A	2,239,692	2,177,157
	Infore Environment Technology Group Co. Ltd., Class A	675,756	517,534
# * Ω	Ingdan, Inc.	1,339,000	267,910
*	Inkeverse Group Ltd.	1,693,000	235,931
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,187,418
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,567,221
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	387,102
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,097,560
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	304,400	383,518
	Inner Mongolia Yitai Coal Co. Ltd., Class H	397,000	812,001
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	802,287
	Inspur Electronic Information Industry Co. Ltd., Class A	344,500	2,049,911
	Intco Medical Technology Co. Ltd., Class A	174,113	550,755
*	IRICO Group New Energy Co. Ltd., Class H	13,600	14,622
	JCET Group Co. Ltd., Class A	687,546	2,743,211
*	JH Educational Technology, Inc.	104,000	15,385
	Jiangling Motors Corp. Ltd., Class A	245,529	486,783
*	Jiangnan Group Ltd.	14,145,000	704,099
	Jiangsu Azure Corp., Class A	164,100	264,102
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	13,243	124,631
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	893,927
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,033,657	1,893,698
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	616,288
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	96,400	179,508
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	633,660
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	64,200	356,799
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	388,319
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,003,602
	Jiangsu Shagang Co. Ltd., Class A	395,900	224,228
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	270,761	388,844
	Jiangsu Sopo Chemical Co., Class A	111,529	112,045
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	654,740
	Jiangsu Zhongtian Technology Co. Ltd., Class A	633,300	1,337,839
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	493,869
	Jiangxi Copper Co. Ltd., Class H	3,769,000	6,704,838
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	288,641
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	1,021,175
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	180,000	134,335
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	703,507
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co. Ltd.	1,833,000	$131,322
* ††	Jingrui Holdings Ltd.	3,534,000	76,536
	Jinke Smart Services Group Co. Ltd., Class H	31,900	48,893
*	Jinmao Property Services Co. Ltd.	458,891	218,078
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,083,578
	Jinneng Science&Technology Co. Ltd., Class A	386,533	518,413
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,268,859
	JNBY Design Ltd.	406,000	446,891
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	771,916	1,444,737
	Jointown Pharmaceutical Group Co. Ltd., Class A	584,972	1,400,306
*	Joy City Property Ltd.	20,036,000	830,865
	Joyoung Co. Ltd., Class A	79,500	187,126
#	JOYY, Inc., ADR	25,823	785,794
	JSTI Group, Class A	308,575	291,206
	Ju Teng International Holdings Ltd.	5,890,249	978,498
*	Juneyao Airlines Co. Ltd., Class A	150,100	389,192
*	Jutal Offshore Oil Services Ltd.	590,000	33,018
*	Kaiser China Cultural Co. Ltd., Class A	41,200	38,783
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	238,565
*	Kasen International Holdings Ltd.	2,592,000	115,915
	Keeson Technology Corp. Ltd., Class A	14,200	22,868
*	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	541,449
	Kinetic Development Group Ltd.	296,000	24,542
	Kingboard Holdings Ltd.	4,046,345	12,392,868
	Kingboard Laminates Holdings Ltd.	4,715,500	4,859,742
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	776,478
	Kingsoft Corp. Ltd.	3,562,000	15,657,564
	Konka Group Co. Ltd., Class A	271,000	185,746
	KPC Pharmaceuticals, Inc., Class A	182,100	555,184
	Kunlun Energy Co. Ltd.	19,192,000	17,791,124
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	173,207
# *	KWG Group Holdings Ltd.	4,425,500	584,201
#	KWG Living Group Holdings Ltd.	5,782,250	784,973
*	Lakala Payment Co. Ltd., Class A	26,113	64,008
	Lao Feng Xiang Co. Ltd., Class A	123,154	1,198,041
	LB Group Co. Ltd., Class A	770,633	1,929,286
	Lee & Man Chemical Co. Ltd.	254,000	166,076
	Lee & Man Paper Manufacturing Ltd.	7,830,000	3,328,283
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	198,757
Ω	Legend Holdings Corp., Class H	2,518,800	2,638,864
	Lenovo Group Ltd.	4,278,000	4,376,718
	Lens Technology Co. Ltd., Class A	984,961	1,661,119
*	Leo Group Co. Ltd., Class A	2,336,500	759,637
*	LexinFintech Holdings Ltd., ADR	224,980	537,702
	Leyard Optoelectronic Co. Ltd., Class A	669,100	612,606
	Lianhe Chemical Technology Co. Ltd., Class A	201,800	350,306
	Liao Ning Oxiranchem, Inc., Class A	123,400	143,722
	Liaoning Cheng Da Co. Ltd., Class A	400,300	751,207
	Lier Chemical Co. Ltd., Class A	244,860	516,400
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	194,072
*	Lingyi iTech Guangdong Co., Class A	2,232,465	1,914,861
	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	176,392
	Livzon Pharmaceutical Group, Inc., Class H	285,500	1,035,367
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	201,722
	Long Yuan Construction Group Co. Ltd., Class A	565,700	407,240
Ω	Longfor Group Holdings Ltd.	8,085,500	22,125,958
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	79,682
	Lonking Holdings Ltd.	11,218,000	1,989,003
	Luenmei Quantum Co. Ltd., Class A	658,903	583,106

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Luoniushan Co. Ltd., Class A	661,991	$715,560
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,053,661
* Ω	Luye Pharma Group Ltd.	7,972,000	3,920,870
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	446,658
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	1,156,534
	Maccura Biotechnology Co. Ltd., Class A	135,000	320,550
	Mango Excellent Media Co. Ltd., Class A	470,794	2,442,475
* Ω	Maoyan Entertainment	720,400	801,930
*	Markor International Home Furnishings Co. Ltd., Class A	670,600	263,371
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	422,357
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,107,300	1,121,792
	Metallurgical Corp. of China Ltd., Class H	13,142,000	4,009,895
	M-Grass Ecology & Environment Group Co. Ltd., Class A	152,500	76,463
Ω	Midea Real Estate Holding Ltd.	464,400	555,170
	Min Xin Holdings Ltd.	708,418	305,754
	Ming Yang Smart Energy Group Ltd., Class A	512,900	1,534,084
*	Mingfa Group International Co. Ltd.	608,000	22,578
	Minmetals Land Ltd.	9,789,205	595,617
Ω	Minsheng Education Group Co. Ltd.	1,078,000	51,022
	Minth Group Ltd.	3,238,000	9,375,908
	MLS Co. Ltd., Class A	513,262	659,890
*	MMG Ltd.	12,032,000	4,402,555
	MYS Group Co. Ltd., Class A	393,300	193,221
	Nanjing Iron & Steel Co. Ltd., Class A	1,513,200	802,693
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	676,164
	NavInfo Co. Ltd., Class A	404,200	692,115
	NetDragon Websoft Holdings Ltd.	1,092,500	2,139,329
	New China Life Insurance Co. Ltd., Class H	2,941,400	8,422,837
*	New Hope Liuhe Co. Ltd., Class A	748,864	1,407,335
*	New World Department Store China Ltd.	2,778,000	319,052
	Newland Digital Technology Co. Ltd., Class A	352,060	813,634
	Nexteer Automotive Group Ltd.	4,938,000	2,768,172
	Nine Dragons Paper Holdings Ltd.	9,434,000	6,545,186
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	690,572
*	Ningbo Joyson Electronic Corp., Class A	293,341	653,977
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	599,588
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	743,391
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	916,065
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	72,233
*	Noah Holdings Ltd., Sponsored ADR	26,604	421,939
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	436,347
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	381,350
	Northeast Securities Co. Ltd., Class A	765,100	843,396
*	NVC International Holdings Ltd.	5,629,000	45,895
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,158,772
	Opple Lighting Co. Ltd., Class A	42,600	128,273
	ORG Technology Co. Ltd., Class A	714,820	493,610
*	Orient Group, Inc., Class A	647,440	219,011
	Orient Overseas International Ltd.	208,500	4,236,134
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,459,512
	Oriental Energy Co. Ltd., Class A	441,680	565,043
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,086,220
*	Ourpalm Co. Ltd., Class A	878,900	782,634
*	Overseas Chinese Town Asia Holdings Ltd.	730,000	62,760
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	162,357
	PAX Global Technology Ltd.	4,331,000	3,567,623
	People’s Insurance Co. Group of China Ltd. , Class H	23,167,000	9,111,583
	Perfect World Co. Ltd., Class A	299,000	948,697
	PetroChina Co. Ltd., Class H	102,478,000	71,184,745

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PhiChem Corp., Class A	77,400	$204,226
	PICC Property & Casualty Co. Ltd., Class H	23,943,000	28,958,065
	Ping An Bank Co. Ltd., Class A	5,790,773	10,514,619
	Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,322,673
*	Poly Culture Group Co. Ltd., Class H	402,000	202,156
	Poly Property Group Co. Ltd.	10,173,870	2,650,849
# Ω	Postal Savings Bank of China Co. Ltd., Class H	25,276,000	16,479,756
	Pou Sheng International Holdings Ltd.	9,206,000	763,837
	Power Construction Corp. of China Ltd., Class A	3,044,520	3,386,475
#	Prinx Chengshan Holding Ltd.	214,000	152,461
*	PW Medtech Group Ltd.	1,439,000	95,799
*	Q Technology Group Co. Ltd.	2,050,000	1,004,909
	Qifu Technology, Inc., ADR	161,849	2,855,016
	Qingdao East Steel Tower Stock Co. Ltd., Class A	255,900	298,231
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	366,687
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	655,674
Ω	Qingdao Port International Co. Ltd., Class H	643,000	376,475
	Qingdao Rural Commercial Bank Corp., Class A	1,418,500	594,387
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	471,126
	Qingling Motors Co. Ltd., Class H	5,326,000	550,801
	Qinhuangdao Port Co. Ltd., Class H	845,000	147,771
*	Qudian, Inc., Sponsored ADR	319,605	402,702
#	Radiance Holdings Group Co. Ltd.	783,000	404,991
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	528,777
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	253,706
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	837,329
# * Ω	Redco Properties Group Ltd.	3,306,000	560,150
	Renhe Pharmacy Co. Ltd., Class A	672,100	640,320
	Riyue Heavy Industry Co. Ltd., Class A	119,809	375,519
	Rongan Property Co. Ltd., Class A	1,161,156	471,459
	Rongsheng Petrochemical Co. Ltd., Class A	2,475,536	4,729,327
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,963,240
	Sailun Group Co. Ltd., Class A	890,200	1,324,324
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	671,305
	Sansure Biotech, Inc., Class A	129,190	349,993
	Sany Heavy Equipment International Holdings Co. Ltd.	4,470,000	5,928,983
	Sany Heavy Industry Co. Ltd., Class A	1,271,700	3,033,891
	Satellite Chemical Co. Ltd., Class A	1,015,593	2,083,747
	Sealand Securities Co. Ltd., Class A	1,406,195	709,400
*	Seazen Group Ltd.	6,146,857	1,321,336
*	Seazen Holdings Co. Ltd., Class A	608,815	1,309,743
	SF Holding Co. Ltd., Class A	474,358	3,869,953
	Shaanxi Coal Industry Co. Ltd., Class A	3,517,645	9,954,928
	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	162,285
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,959,388
	Shandong Bohui Paper Industrial Co. Ltd., Class A	289,500	267,382
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	307,709	957,356
*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	626,354
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	286,840
*	Shandong Hi-Speed New Energy Group Ltd.	4,880,000	38,657
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	319,832
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	525,469	2,422,299
	Shandong Humon Smelting Co. Ltd., Class A	275,500	488,275
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	78,100	227,090
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,094,391
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,422,186
	Shandong Publishing & Media Co. Ltd., Class A	335,833	562,213
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,722,751

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,629,200	$13,018,399
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	881,139
	Shanghai AJ Group Co. Ltd., Class A	709,952	553,320
	Shanghai AtHub Co. Ltd., Class A	50,200	252,616
	Shanghai Construction Group Co. Ltd., Class A	858,129	353,455
*	Shanghai Electric Group Co. Ltd., Class H	9,208,000	2,490,657
	Shanghai Environment Group Co. Ltd., Class A	300,489	420,319
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	149,000	425,932
	Shanghai Industrial Development Co. Ltd., Class A	986,190	510,359
	Shanghai Industrial Holdings Ltd.	2,517,918	3,689,540
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	964,380
	Shanghai International Port Group Co. Ltd., Class A	2,149,816	1,780,640
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,683,335
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	558,497
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	656,758
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	364,447
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,398,500	6,909,059
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	168,086
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,796,328	7,464,190
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	79,641
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,483,153
*	Shanghai Runda Medical Technology Co. Ltd., Class A	85,437	160,045
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	167,325
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	349,960
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	186,476	315,244
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	48,222
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,220,188
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,072,574
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	305,973
	Shanxi Blue Flame Holding Co. Ltd., Class A	230,900	268,944
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,035	2,679,294
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	3,034,816
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	269,245
	Shanxi Securities Co. Ltd., Class A	888,260	755,553
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,908,500	1,103,426
	Shanying International Holding Co. Ltd., Class A	1,332,000	456,272
	Shenghe Resources Holding Co. Ltd., Class A	354,393	706,869
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	336,906
	Shenguan Holdings Group Ltd.	3,610,000	177,477
	Shengyi Technology Co. Ltd., Class A	556,510	1,291,609
	Shengyuan Environmental Protection Co. Ltd., Class A	25,600	66,555
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,593,600	1,127,979
	Shenzhen Agricultural Products Group Co. Ltd., Class A	677,826	630,826
	Shenzhen Airport Co. Ltd., Class A	492,100	519,432
	Shenzhen Aisidi Co. Ltd., Class A	405,800	508,998
	Shenzhen Cereals Holdings Co. Ltd., Class A	172,340	189,226
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	51,520
	Shenzhen Gas Corp. Ltd., Class A	458,500	458,180
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	361,484
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	178,588
	Shenzhen Huaqiang Industry Co. Ltd., Class A	125,300	221,862
	Shenzhen International Holdings Ltd.	7,178,489	6,462,555
	Shenzhen Investment Ltd.	16,036,414	3,093,131
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	487,615
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	174,073
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	581,071
	Shenzhen Kinwong Electronic Co. Ltd., Class A	240,740	802,329
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	127,679
	Shenzhen Leaguer Co. Ltd., Class A	80,700	101,560

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Microgate Technology Co. Ltd., Class A	182,300	$225,200
*	Shenzhen MTC Co. Ltd., Class A	1,116,900	776,744
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,202,448	588,793
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	142,080
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,394,552
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	613,045
	Shenzhen Sunway Communication Co. Ltd., Class A	356,100	988,332
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	428,290
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	381,222
*	Shenzhen World Union Group, Inc., Class A	947,381	370,543
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	439,700	339,205
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	163,789
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	554,746
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	350,386
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	759,644
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	683,195
* ††	Shimao Group Holdings Ltd.	7,589,035	801,283
	Shoucheng Holdings Ltd.	10,507,683	2,724,595
	Shougang Fushan Resources Group Ltd.	10,496,277	3,567,650
	Shui On Land Ltd.	21,882,303	2,653,360
*	Sichuan Development Lomon Co. Ltd., Class A	479,100	647,694
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	51,254
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,269,000	906,312
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	422,668
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	2,220,911
*	Sichuan Lutianhua Co. Ltd., Class A	246,200	161,250
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,133,099	2,595,720
	Sichuan Yahua Industrial Group Co. Ltd., Class A	270,000	733,482
	Sieyuan Electric Co. Ltd., Class A	182,700	1,213,906
#	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	1,899,590
*	Silver Grant International Holdings Group Ltd.	6,302,804	228,912
	Sinochem International Corp., Class A	575,231	515,984
	Sinofert Holdings Ltd.	12,586,000	1,590,789
	Sinolink Securities Co. Ltd., Class A	612,600	832,774
*	Sinolink Worldwide Holdings Ltd.	16,481,714	346,952
	Sinoma International Engineering Co., Class A	473,500	987,319
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,751,092
	Sinomach Automobile Co. Ltd., Class A	510,561	754,531
	Sino-Ocean Group Holding Ltd.	19,882,102	1,754,678
	Sinopec Engineering Group Co. Ltd., Class H	8,440,500	4,376,919
	Sinopec Kantons Holdings Ltd.	5,782,000	2,140,119
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,915,152
	Sinopharm Group Co. Ltd., Class H	7,101,600	25,155,837
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	232,120
	Sinotrans Ltd., Class H	11,586,000	4,008,954
	Sinotruk Hong Kong Ltd.	3,891,335	5,946,896
	Sinotruk Jinan Truck Co. Ltd., Class A	340,258	717,441
	Skyworth Group Ltd.	8,216,116	4,096,100
	Sobute New Materials Co. Ltd., Class A	129,500	275,109
*	SOHO China Ltd.	11,467,888	1,916,820
	SooChow Securities Co. Ltd., Class A	1,002,430	1,050,392
# *	South Manganese Investment Ltd.	1,336,000	84,248
	Southwest Securities Co. Ltd., Class A	601,500	334,241
*	SPT Energy Group, Inc.	4,862,000	164,589
	SSY Group Ltd.	3,906,000	2,731,977
*	STO Express Co. Ltd., Class A	339,900	526,740
*	Strawbear Entertainment Group	124,000	15,911
	Sumavision Technologies Co. Ltd., Class A	269,300	253,088
	Sun Art Retail Group Ltd.	3,353,500	1,457,701

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	$197,180
	Suning Universal Co. Ltd., Class A	1,358,605	577,436
* †† Ω	Sunshine 100 China Holdings Ltd.	249,000	2,189
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	278,518
	Sunwoda Electronic Co. Ltd., Class A	144,100	350,725
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	257,502
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,909,592
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	595,530
	Tangshan Jidong Cement Co. Ltd., Class A	652,744	769,787
	TangShan Port Group Co. Ltd., Class A	1,646,190	939,475
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	551,747
	TBEA Co. Ltd., Class A	1,204,460	3,937,481
	TCL Electronics Holdings Ltd.	5,252,666	2,458,966
	TCL Technology Group Corp., Class A	3,870,635	2,238,253
	Ten Pao Group Holdings Ltd.	304,000	47,514
*	Tencent Music Entertainment Group, ADR	1,722,602	12,764,481
	Tian An China Investment Co. Ltd.	4,049,000	2,194,174
	Tian Di Science & Technology Co. Ltd., Class A	992,900	784,020
Ω	Tian Ge Interactive Holdings Ltd.	1,058,000	52,766
	Tiangong International Co. Ltd.	4,576,000	1,391,493
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,574
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	825,407
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	51,500	320,372
	Tianjin Port Development Holdings Ltd.	16,373,657	1,253,058
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	131,789
	Tianjin Teda Co. Ltd., Class A	134,611	80,902
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	86,200	83,344
	Tianma Microelectronics Co. Ltd., Class A	825,024	1,175,951
#	Tianneng Power International Ltd.	4,030,000	4,679,595
	Tianshan Aluminum Group Co. Ltd., Class A	561,729	589,273
	Tianshui Huatian Technology Co. Ltd., Class A	914,476	1,185,225
* ††	Tianyun International Holdings Ltd.	1,132,000	259,331
	Tibet Tianlu Co. Ltd., Class A	242,700	238,840
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,049,259
	Tomson Group Ltd.	3,354,526	758,963
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	2,579,279
*	TongFu Microelectronics Co. Ltd., Class A	432,600	1,121,170
	Tongkun Group Co. Ltd., Class A	547,222	1,021,118
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	417,679
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,405,346	1,620,306
	Tongyu Heavy Industry Co. Ltd., Class A	1,082,500	394,230
	Top Spring International Holdings Ltd.	146,000	17,826
	Topsec Technologies Group, Inc., Class A	28,515	48,888
	Transfar Zhilian Co. Ltd., Class A	1,128,500	900,155
*	Trigiant Group Ltd.	4,254,000	214,730
*	Trip.com Group Ltd., ADR	1,370,818	48,677,747
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	271,834
	Truly International Holdings Ltd.	3,870,000	490,425
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	376,865
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	172,000
	Unilumin Group Co. Ltd., Class A	406,300	490,232
	Uni-President China Holdings Ltd.	3,447,000	3,441,716
	Unisplendour Corp. Ltd., Class A	648,564	2,781,210
*	United Energy Group Ltd.	14,690,000	2,213,695
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	472,637	962,428
	Valiant Co. Ltd., Class A	71,700	189,885
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	199,428
	Victory Giant Technology Huizhou Co. Ltd., Class A	388,931	1,041,954

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Vinda International Holdings Ltd.	1,140,000	$2,978,656
*	Viomi Technology Co. Ltd., ADR	17,294	16,052
*	Vipshop Holdings Ltd., ADR	1,817,319	28,531,908
# * Ω	Viva Biotech Holdings	1,447,500	298,322
*	Vnet Group, Inc., ADR	407,681	1,198,582
	Wangneng Environment Co. Ltd., Class A	130,540	323,271
	Wangsu Science & Technology Co. Ltd., Class A	837,700	1,089,883
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	775,433
	Wasion Holdings Ltd.	2,834,000	1,264,423
	Wasu Media Holding Co. Ltd., Class A	463,486	634,668
*	Weibo Corp., Sponsored ADR	123,100	2,155,481
# *	Weibo Corp., Class A	1,100	19,730
	Weichai Power Co. Ltd., Class H	7,564,000	11,180,656
	Weifu High-Technology Group Co. Ltd., Class A	168,400	406,745
	Weiqiao Textile Co., Class H	3,099,500	601,339
*	Wellhope Foods Co. Ltd., Class A	352,688	518,536
	West China Cement Ltd.	11,940,000	1,479,468
	Western Securities Co. Ltd., Class A	927,448	897,968
	Wharf Holdings Ltd.	1,889,000	4,319,404
	Wingtech Technology Co. Ltd., Class A	219,100	1,668,987
	Wolong Electric Group Co. Ltd., Class A	363,300	644,479
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,166,311
	Wuhu Token Science Co. Ltd., Class A	1,106,100	982,743
	Wushang Group Co. Ltd., Class A	309,900	509,817
	Wuxi Boton Technology Co. Ltd., Class A	95,200	410,250
	Wuxi Taiji Industry Co. Ltd., Class A	961,647	917,433
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,820,336
	Xiamen C & D, Inc., Class A	868,100	1,522,217
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	240,900	277,238
	Xiamen International Airport Co. Ltd., Class A	45,826	128,827
	Xiamen Intretech, Inc., Class A	213,100	549,871
	Xiamen ITG Group Corp. Ltd., Class A	611,502	805,210
	Xiamen Tungsten Co. Ltd., Class A	299,740	847,601
	Xiamen Xiangyu Co. Ltd., Class A	517,700	797,858
	Xiandai Investment Co. Ltd., Class A	184,100	115,456
	Xiangcai Co. Ltd., Class A	118,500	144,072
	Xianhe Co. Ltd., Class A	28,600	100,284
* Ω	Xiaomi Corp., Class B	26,124,400	37,081,066
	Xilinmen Furniture Co. Ltd., Class A	97,400	357,619
	Xinfengming Group Co. Ltd., Class A	144,260	214,747
	Xingda International Holdings Ltd.	7,644,215	1,569,883
	Xingfa Aluminium Holdings Ltd.	447,000	401,991
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,125,852
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,653,113
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,550,200	2,091,309
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	568,780
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	213,323
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	504,861
#	Xinte Energy Co. Ltd., Class H	1,456,800	3,607,093
	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	75,376
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	913,771
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	512,927
	Xinyi Energy Holdings Ltd.	2,196,000	614,446
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	542,113
# *	XPeng, Inc., Class A	661,300	3,157,670
	Xuji Electric Co. Ltd., Class A	233,200	759,607
*	Yanchang Petroleum International Ltd.	6,720,000	33,414
	Yankuang Energy Group Co. Ltd., Class H	2,858,000	9,804,580
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	638,396

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	405,403	$1,591,220
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	181,503
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,348,814
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	933,396
	Yintai Gold Co. Ltd., Class A	92,074	171,229
	Yip’s Chemical Holdings Ltd.	842,000	386,810
*	Yiren Digital Ltd., Sponsored ADR	127,021	269,285
* Ω	Yixin Group Ltd.	485,000	57,797
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	953,675
	Yotrio Group Co. Ltd., Class A	1,258,400	717,676
	Youngor Group Co. Ltd., Class A	1,239,313	1,228,134
	YTO Express Group Co. Ltd., Class A	736,587	1,841,999
	Yuexiu Property Co. Ltd.	8,006,357	11,582,507
	Yunda Holding Co. Ltd., Class A	932,989	1,637,272
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	2,078,790
	Yunnan Baiyao Group Co. Ltd., Class A	230,977	1,941,087
	Yunnan Copper Co. Ltd., Class A	483,200	880,874
	Yunnan Tin Co. Ltd., Class A	466,300	1,041,644
# *	Zall Smart Commerce Group Ltd.	570,000	28,701
	ZBOM Home Collection Co. Ltd., Class A	37,700	178,374
*	Zepp Health Corp., ADR	7,140	10,424
	Zhefu Holding Group Co. Ltd., Class A	1,257,000	693,730
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	1,694,722
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	951,600
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,938,588
	Zhejiang Communications Technology Co. Ltd.	344,187	307,123
	Zhejiang Crystal-Optech Co. Ltd., Class A	400,600	673,213
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,980,374
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	232,019
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,145,122
	Zhejiang Hangmin Co. Ltd., Class A	625,181	714,902
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	710,600	791,300
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	558,480
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	669,278
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	92,633
*	Zhejiang Jingu Co. Ltd., Class A	389,500	377,514
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	870,728
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	164,600	379,237
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,106,916
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,661,128
	Zhejiang Medicine Co. Ltd., Class A	382,817	662,358
*	Zhejiang Narada Power Source Co. Ltd., Class A	104,000	302,311
	Zhejiang NHU Co. Ltd., Class A	953,776	2,353,165
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	661,379
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	36,472	310,484
	Zhejiang Runtu Co. Ltd., Class A	378,930	404,795
	Zhejiang Semir Garment Co. Ltd., Class A	588,099	570,917
	Zhejiang Southeast Space Frame Co. Ltd., Class A	245,900	229,885
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	58,785
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	920,600	810,667
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	448,353
	Zhejiang Wanma Co. Ltd., Class A	119,500	186,254
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	439,708
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,428	527,266
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,401,462
	Zheshang Securities Co. Ltd., Class A	68,700	101,768
*	Zhong An Group Ltd.	15,060,600	443,131
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	2,595,103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	$432,807
*	Zhongtian Financial Group Co. Ltd., Class A	926,500	88,230
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	160,147
*	Zhuguang Holdings Group Co. Ltd.	230,000	21,429
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	802,883
	Zhuzhou CRRC Times Electric Co. Ltd.	582,600	2,351,371
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,183,747
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	727,100	747,229
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,521,692

TOTAL CHINA			3,029,413,621

COLOMBIA — (0.0%)
	BAC Holding International Corp.	41,257	1,993
	Bancolombia SA, Sponsored ADR	51,592	1,264,004
	Bancolombia SA	50,766	389,012
	Cementos Argos SA	489,654	322,059
*	Corp. Financiera Colombiana SA	45,324	128,215
	Grupo Argos SA	1,415,756	2,666,973
	Mineros SA	128,115	54,540

TOTAL COLOMBIA			4,826,796

CZECH REPUBLIC — (0.1%)
	CEZ AS	35,709	1,917,077
	Komercni Banka AS	217,216	7,013,608
Ω	Moneta Money Bank AS	459,120	1,683,416

TOTAL CZECH REPUBLIC			10,614,101

GREECE — (0.4%)
*	Alpha Services & Holdings SA	5,839,051	7,320,035
	Autohellas Tourist & Trading SA	38,034	537,145
	Bank of Greece	50,963	913,017
*	Eurobank Ergasias Services & Holdings SA, Class A	6,401,974	9,051,936
	Fourlis Holdings SA	61,713	272,344
	Hellenic Energy Holdings SA	175,484	1,393,395
	Intracom Holdings SA	283,664	556,329
	JUMBO SA	7,085	163,235
*	LAMDA Development SA	15,357	94,866
	Motor Oil Hellas Corinth Refineries SA	109,001	2,597,882
	Mytilineos SA	261,799	7,595,518
*	National Bank of Greece SA	1,375,050	7,195,851
*	Piraeus Financial Holdings SA	408,403	966,134
	Titan Cement International SA	101,687	1,679,557

TOTAL GREECE			40,337,244

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
* ††	CTEG	9,748,000	0
*	Kai Yuan Holdings Ltd.	15,560,000	31,765
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	17,905,000	251,831
* ††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			283,596

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	$22,232,692
	OTP Bank Nyrt	30,165	919,215

TOTAL HUNGARY			23,151,907

INDIA — (15.8%)
	360 ONE WAM Ltd.	404,560	2,073,175
	Aarti Drugs Ltd.	10,796	55,702
	ACC Ltd.	347,990	7,521,215
*	Adani Transmission Ltd.	283,051	3,576,899
*	Aditya Birla Capital Ltd.	2,819,121	5,785,430
	Advanced Enzyme Technologies Ltd.	3,682	11,679
	AGI Greenpac Ltd.	39,925	203,068
	Alembic Ltd.	483,755	370,372
	Alembic Pharmaceuticals Ltd.	107,282	729,130
	Allcargo Logistics Ltd.	406,354	1,363,741
	Allcargo Terminals Ltd.	406,354	304,792
	Amara Raja Batteries Ltd.	123,827	912,128
	Ambuja Cements Ltd.	2,287,719	11,138,656
	Andhra Sugars Ltd.	128,052	181,675
	Apar Industries Ltd.	21,306	734,363
	Apollo Tyres Ltd.	1,942,429	8,269,169
*	Arvind Ltd.	917,465	1,213,393
*	Ashoka Buildcon Ltd.	131,103	141,126
* Ω	Aster DM Healthcare Ltd.	202,599	610,619
	Astra Microwave Products Ltd.	4,668	17,644
	Aurobindo Pharma Ltd.	1,401,591	10,561,005
	Avadh Sugar & Energy Ltd.	2,336	14,544
	Avanti Feeds Ltd.	17,112	75,827
	Axis Bank Ltd.	9,710,222	102,500,145
	Bajaj Auto Ltd.	1,300	70,209
	Bajaj Consumer Care Ltd.	69,062	134,011
*	Bajaj Hindusthan Sugar Ltd.	69,831	12,529
	Bajaj Holdings & Investment Ltd.	210,961	17,810,235
	Balmer Lawrie & Co. Ltd.	409,141	592,141
	Balrampur Chini Mills Ltd.	725,111	3,699,446
	Banco Products India Ltd.	54,069	171,062
* Ω	Bandhan Bank Ltd.	893,615	2,513,155
	Bank of Baroda	4,069,275	9,413,188
	Bank of India	936,988	966,000
	Bank of Maharashtra	969,564	359,104
*	BEML Land Assets Ltd.	85,018	215,827
	BEML Ltd.	85,018	1,266,919
	Bhansali Engineering Polymers Ltd.	22,063	27,349
	Bharat Bijlee Ltd.	2,912	97,759
	Bharat Electronics Ltd.	11,230,109	14,201,916
	Bharat Heavy Electricals Ltd.	5,214,133	5,026,858
	Birla Corp. Ltd.	157,915	1,778,130
	Birlasoft Ltd.	366,333	1,229,814
	Bliss Gvs Pharma Ltd.	8,394	7,888
	Bodal Chemicals Ltd.	190,330	163,447
	Bombay Burmah Trading Co.	23,922	303,212
	Brigade Enterprises Ltd.	53,683	328,979
	BSE Ltd.	323,589	2,078,955
*	Camlin Fine Sciences Ltd.	47,294	99,994
	Can Fin Homes Ltd.	95,172	718,970
	Canara Bank	1,292,841	5,029,676
*	Capacit’e Infraprojects Ltd.	73,896	118,942
	Caplin Point Laboratories Ltd.	5,625	46,759
	Care Ratings Ltd.	1,463	11,510

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	151,734	$2,910,605
	Century Enka Ltd.	32,855	161,170
	Century Textiles & Industries Ltd.	83,568	697,489
	CG Power & Industrial Solutions Ltd.	1,894,609	7,149,860
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,115,486
††	Chennai Super Kings Cricket Ltd.	5,080,767	26,193
	Cholamandalam Financial Holdings Ltd.	423,629	3,128,412
	Cigniti Technologies Ltd.	4,594	48,551
	Cipla Ltd.	806,395	8,980,456
	City Union Bank Ltd.	1,270,222	2,208,364
Ω	Cochin Shipyard Ltd.	119,855	739,568
	Container Corp. of India Ltd.	315,751	2,363,985
*	Cosmo First Ltd.	7,049	53,791
*	CSB Bank Ltd.	78,753	270,612
	Cyient Ltd.	147,084	2,127,113
	Dalmia Bharat Ltd.	313,996	7,697,713
	Dalmia Bharat Sugar & Industries Ltd.	29,477	133,974
	DB Corp. Ltd.	129,970	187,911
	DCB Bank Ltd.	1,070,562	1,399,345
	DCM Shriram Ltd.	222,685	2,224,556
	DCW Ltd.	318,812	179,314
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,270,357
	Delta Corp. Ltd.	294,893	741,787
*	DEN Networks Ltd.	357,048	134,134
*	Dhampur Bio Organics Ltd.	187,939	382,623
	Dhampur Sugar Mills Ltd.	164,532	493,143
Ω	Dilip Buildcon Ltd.	76,579	169,192
*	Dish TV India Ltd.	617,132	120,148
*	Dishman Carbogen Amcis Ltd.	321,072	547,768
	DLF Ltd.	1,774,933	9,252,674
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,293,627
	Dwarikesh Sugar Industries Ltd.	216,856	244,618
	eClerx Services Ltd.	19,004	311,080
	Edelweiss Financial Services Ltd.	43,760	36,630
	EID Parry India Ltd.	526,165	3,238,848
	Electrosteel Castings Ltd.	810,563	377,647
	Engineers India Ltd.	597,063	604,232
	EPL Ltd.	103,193	220,764
* Ω	Equitas Small Finance Bank Ltd.	325,660	275,893
	Escorts Kubota Ltd.	71,108	1,725,676
	Everest Industries Ltd.	8,915	95,753
	Everest Kanto Cylinder Ltd.	22,567	26,801
	Excel Industries Ltd.	8,306	89,125
*	Exide Industries Ltd.	715,896	1,715,743
*	FDC Ltd.	121,378	435,636
	Federal Bank Ltd.	9,464,464	15,672,136
	FIEM Industries Ltd.	17,260	374,086
	Filatex India Ltd.	576,966	257,656
	Finolex Cables Ltd.	451,154	4,933,953
	Finolex Industries Ltd.	783,938	1,609,233
	Firstsource Solutions Ltd.	1,699,392	2,429,745
	Force Motors Ltd.	8,258	135,355
*	Fortis Healthcare Ltd.	976,493	3,121,211
	Gabriel India Ltd.	229,139	432,652
	GAIL India Ltd.	13,128,447	17,248,523
	Garden Reach Shipbuilders & Engineers Ltd.	4,054	23,035
	Gateway Distriparks Ltd.	1,300,508	1,017,928
*	GE Power India Ltd.	5,921	9,467
Ω	General Insurance Corp. of India	182,165	342,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	108,228	$120,524
	GHCL Ltd.	319,929	1,906,328
	Ghcl Textiles Ltd.	319,929	129,987
	GIC Housing Finance Ltd.	54,860	110,521
	Glenmark Pharmaceuticals Ltd.	861,922	5,943,755
	Godawari Power & Ispat Ltd.	37,872	165,832
	Godfrey Phillips India Ltd.	84,931	1,841,627
*	Godrej Industries Ltd.	9,973	54,699
	Granules India Ltd.	890,517	3,273,110
	Graphite India Ltd.	70,903	257,710
	Grasim Industries Ltd.	981,970	20,668,220
	Grauer & Weil India Ltd.	41,217	57,026
	Great Eastern Shipping Co. Ltd.	503,782	4,182,613
	Gujarat Alkalies & Chemicals Ltd.	126,926	1,065,945
	Gujarat Ambuja Exports Ltd.	320,377	1,147,350
	Gujarat Fluorochemicals Ltd.	109,504	4,553,651
	Gujarat Mineral Development Corp. Ltd.	465,476	893,465
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	2,812,209
	Gujarat Pipavav Port Ltd.	717,202	997,809
	Gujarat State Fertilizers & Chemicals Ltd.	1,076,003	2,091,516
	Gujarat State Petronet Ltd.	1,304,285	4,555,134
*	Hathway Cable & Datacom Ltd.	1,561,547	257,468
	HBL Power Systems Ltd.	142,408	196,870
	HDFC Bank Ltd.	177,569	3,670,296
	HEG Ltd.	25,506	349,313
	HeidelbergCement India Ltd.	337,281	713,187
	Heritage Foods Ltd.	26,682	55,417
	Hero MotoCorp Ltd.	216,931	6,806,437
*	Heubach Colorants India Ltd.	2,502	9,948
	HFCL Ltd.	1,029,117	814,842
	HG Infra Engineering Ltd.	13,314	143,453
	Hikal Ltd.	207,988	747,302
	HIL Ltd.	19,349	641,294
	Himadri Speciality Chemical Ltd.	677,080	858,794
	Himatsingka Seide Ltd.	108,569	109,679
	Hindalco Industries Ltd.	8,224,639	44,068,117
	Hinduja Global Solutions Ltd.	108,096	1,370,674
	Hindustan Aeronautics Ltd.	142,634	5,104,047
	Housing Development Finance Corp. Ltd.	2,663,444	90,565,366
	Huhtamaki India Ltd.	14,023	38,961
	I G Petrochemicals Ltd.	12,373	73,338
	ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174
	ICICI Bank Ltd.	864,565	9,770,769
*	IDFC First Bank Ltd.	9,141,208	6,962,741
	IDFC Ltd.	4,136,198	4,468,998
	IIFL Finance Ltd.	647,553	3,803,069
	IIFL Securities Ltd.	1,622,268	1,170,786
	India Cements Ltd.	714,772	1,624,091
	India Glycols Ltd.	71,166	493,314
	India Nippon Electricals Ltd.	6,634	29,677
*	Indiabulls Housing Finance Ltd.	1,917,170	2,540,493
*	Indiabulls Real Estate Ltd.	1,065,971	953,663
	Indian Bank	544,017	2,150,073
*	Indian Overseas Bank	2,458,706	778,823
Ω	Indian Railway Finance Corp. Ltd.	2,984,492	1,161,018
	Indo Count Industries Ltd.	254,848	425,392
	Indoco Remedies Ltd.	6,581	25,900
	Indus Towers Ltd.	1,182,424	2,243,874
	IndusInd Bank Ltd.	1,406,532	19,921,081

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Infibeam Avenues Ltd.	5,141,087	$871,514
	Info Edge India Ltd.	58,485	2,708,184
	Insecticides India Ltd.	2,483	14,542
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	450,210
Ω	IRCON International Ltd.	527,295	479,480
	ISGEC Heavy Engineering Ltd.	2,418	14,430
	ITD Cementation India Ltd.	264,949	402,640
	J Kumar Infraprojects Ltd.	195,052	656,157
	Jagran Prakashan Ltd.	450,732	405,235
	Jai Corp. Ltd.	312,837	569,836
*	Jammu & Kashmir Bank Ltd.	1,448,162	1,038,710
	JB Chemicals & Pharmaceuticals Ltd.	57,583	1,488,439
	Jindal Poly Films Ltd.	65,661	502,395
	Jindal Saw Ltd.	934,025	1,874,184
	Jindal Stainless Ltd.	688,606	2,393,311
	Jindal Steel & Power Ltd.	2,511,327	17,943,314
	JK Lakshmi Cement Ltd.	242,018	2,316,424
	JK Paper Ltd.	463,654	2,148,022
	JK Tyre & Industries Ltd.	567,910	1,249,301
	JM Financial Ltd.	2,396,853	1,792,735
	JSW Energy Ltd.	1,940,926	6,176,763
	JSW Steel Ltd.	4,182,960	37,284,635
	Jubilant Ingrevia Ltd.	258,072	1,330,472
	Jubilant Pharmova Ltd.	448,069	1,702,166
	Kalpataru Power Transmission Ltd.	421,283	2,788,063
	Kalyani Steels Ltd.	83,000	336,846
	Karnataka Bank Ltd.	1,284,080	2,122,223
	Karur Vysya Bank Ltd.	2,422,829	2,904,316
	Kaveri Seed Co. Ltd.	89,790	583,712
	KCP Ltd.	60,061	78,072
	KEC International Ltd.	107,121	601,495
*	Kiri Industries Ltd.	72,290	261,591
	Kirloskar Brothers Ltd.	6,395	33,460
	Kirloskar Ferrous Industries Ltd.	16,602	83,567
	Kirloskar Oil Engines Ltd.	311,154	1,502,988
	Kitex Garments Ltd.	33,999	66,925
	KNR Constructions Ltd.	421,156	1,239,787
	Kolte-Patil Developers Ltd.	122,121	378,131
	KPIT Technologies Ltd.	168,202	1,890,539
	KRBL Ltd.	191,455	926,157
	Krsnaa Diagnostics Ltd.	4,378	27,191
	L&T Finance Holdings Ltd.	4,273,248	4,855,769
	Larsen & Toubro Ltd.	2,322,577	67,211,939
	LG Balakrishnan & Bros Ltd.	48,273	514,899
	LIC Housing Finance Ltd.	1,853,013	7,816,728
	LT Foods Ltd.	920,767	1,252,217
	Lumax Auto Technologies Ltd.	34,557	132,653
	Lupin Ltd.	837,457	7,252,873
*	LUX Industries Ltd.	2,068	34,726
	Maharashtra Seamless Ltd.	313,652	1,652,255
	Mahindra & Mahindra Financial Services Ltd.	3,359,620	10,689,356
	Mahindra & Mahindra Ltd.	3,828,144	57,512,435
	Mahindra CIE Automotive Ltd.	363,559	1,782,039
	Mahindra Lifespace Developers Ltd.	143,741	655,666
	Maithan Alloys Ltd.	15,588	172,942
	Manappuram Finance Ltd.	1,911,909	3,039,273
	Marksans Pharma Ltd.	1,230,067	1,214,201
Ω	MAS Financial Services Ltd.	6,085	52,159
*	Max Ventures & Industries Ltd.	16,842	39,675

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	21,970	$137,162
	Mazagon Dock Shipbuilders Ltd.	78,360	725,505
	Meghmani Finechem Ltd.	149	1,752
	Meghmani Organics Ltd.	808,679	844,448
	Minda Corp. Ltd.	56,052	194,622
Ω	Mishra Dhatu Nigam Ltd.	21,931	55,122
	MOIL Ltd.	323,328	620,134
	Monte Carlo Fashions Ltd.	30,939	268,639
*	Morepen Laboratories Ltd.	305,950	102,982
	Motilal Oswal Financial Services Ltd.	14,145	107,142
	MRF Ltd.	6,817	7,422,567
	Muthoot Finance Ltd.	93,555	1,166,857
	Nahar Spinning Mills Ltd.	1,415	4,979
	Natco Pharma Ltd.	4,716	33,195
	National Aluminium Co. Ltd.	3,964,100	4,033,067
*	National Fertilizers Ltd.	124,949	121,160
	Nava Ltd.	507,459	1,465,414
	Navneet Education Ltd.	86,741	122,334
	NCC Ltd.	1,984,402	2,911,129
	NCL Industries Ltd.	12,157	27,866
	NESCO Ltd.	24,121	163,657
	Neuland Laboratories Ltd.	5,662	147,991
*	NIIT Ltd.	437,883	1,947,266
	Nilkamal Ltd.	35,747	900,609
	NMDC Ltd.	2,233,783	2,976,904
* ††	NMDC Steel Ltd.	2,233,783	1,009,943
	NOCIL Ltd.	359,767	939,528
	NRB Bearings Ltd.	85,234	157,241
	Nucleus Software Exports Ltd.	24,787	183,437
	Oberoi Realty Ltd.	445,933	4,987,966
*	Omaxe Ltd.	202,248	132,318
	OnMobile Global Ltd.	95,484	82,088
	Orient Cement Ltd.	626,309	975,591
*	Oriental Hotels Ltd.	14,714	16,264
	Panama Petrochem Ltd.	55,120	200,611
* Ω	Parag Milk Foods Ltd.	101,438	109,236
*	Patel Engineering Ltd.	435,924	109,498
*	PC Jeweller Ltd.	168,810	52,840
	PCBL Ltd.	1,018,571	1,599,647
	Petronet LNG Ltd.	3,937,868	11,430,147
	Piramal Enterprises Ltd.	380,449	3,436,131
*	Piramal Pharma Ltd.	1,521,796	1,314,916
* Ω	PNB Housing Finance Ltd.	186,149	1,019,181
	PNB Housing Finance Ltd.	99,968	544,816
	PNC Infratech Ltd.	369,127	1,282,055
	Polyplex Corp. Ltd.	96,705	1,613,704
	Power Finance Corp. Ltd.	4,872,837	10,160,144
	Power Mech Projects Ltd.	6,909	222,772
*	Prakash Industries Ltd.	427,986	287,071
	Prestige Estates Projects Ltd.	653,042	3,917,554
*	Pricol Ltd.	220,618	677,397
*	PTC India Financial Services Ltd.	1,527,475	270,558
	PTC India Ltd.	1,090,055	1,269,256
	Punjab National Bank	5,997,812	3,851,307
Ω	Quess Corp. Ltd.	29,855	132,928
	Rain Industries Ltd.	921,211	1,832,856
	Rajesh Exports Ltd.	372,553	2,545,772
	Rallis India Ltd.	368,604	853,776
	Ramco Cements Ltd.	117,792	1,065,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramco Industries Ltd.	118,646	$187,734
	Ramkrishna Forgings Ltd.	86,812	344,453
	Rane Holdings Ltd.	1,527	17,406
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,325,104
	Raymond Ltd.	218,777	4,271,741
* Ω	RBL Bank Ltd.	1,009,878	1,997,219
	REC Ltd.	7,646,370	12,399,187
	Redington Ltd.	3,602,635	7,437,327
	Redtape Ltd.	93,391	250,891
	Reliance Industries Ltd.	11,255,226	334,165,230
*	Reliance Power Ltd.	8,732,244	1,320,046
	Repco Home Finance Ltd.	187,377	437,014
	Rico Auto Industries Ltd.	124,266	109,378
	RITES Ltd.	59,631	280,861
	RSWM Ltd.	46,984	105,739
	Rupa & Co. Ltd.	7,199	21,510
	Sagar Cements Ltd.	15,384	36,301
	Samvardhana Motherson International Ltd.	3,481,298	3,142,056
	Sangam India Ltd.	7,163	23,914
*	Sanghi Industries Ltd.	14,900	11,760
	Sanghvi Movers Ltd.	23,670	112,180
	Sarda Energy & Minerals Ltd.	17,462	239,076
	Sasken Technologies Ltd.	7,289	79,859
*	Satin Creditcare Network Ltd.	12,537	22,275
	Savita Oil Technologies Ltd.	15,655	53,456
	Seshasayee Paper & Boards Ltd.	78,768	270,285
Ω	SH Kelkar & Co. Ltd.	56,839	80,105
	Shankara Building Products Ltd.	5,132	39,615
	Sharda Cropchem Ltd.	50,598	288,291
	Shipping Corp. of India Ltd.	839,608	936,297
	Shipping Corp. of India Ltd.	839,608	277,522
	Shriram Finance Ltd.	877,901	14,349,835
	Siyaram Silk Mills Ltd.	31,027	185,891
	Sobha Ltd.	232,907	1,321,239
	Somany Ceramics Ltd.	6,642	43,377
*	South Indian Bank Ltd.	4,961,219	1,002,104
*	Spandana Sphoorty Financial Ltd.	30,589	223,524
*	Star Cement Ltd.	34,342	49,114
	State Bank of India	7,219,632	51,074,729
	State Bank of India, GDR	18,502	1,302,541
	Steel Authority of India Ltd.	7,056,235	7,161,794
*	Strides Pharma Science Ltd.	328,728	1,366,746
	Sun Pharmaceutical Industries Ltd.	2,051,561	24,785,820
	Sun TV Network Ltd.	320,848	1,698,579
	Sundaram Finance Ltd.	1,601	46,359
	Sundaram-Clayton Ltd.	2,169	105,880
*	Sunflag Iron & Steel Co. Ltd.	20,079	36,515
	Sunteck Realty Ltd.	290,750	1,079,174
	Surya Roshni Ltd.	70,915	692,033
	Sutlej Textiles & Industries Ltd.	69,227	43,986
	Tamil Nadu Newsprint & Papers Ltd.	35,927	106,426
*	TARC Ltd.	263,704	162,202
	Tata Chemicals Ltd.	756,239	8,828,523
	Tata Coffee Ltd.	314,920	848,914
	Tata Consumer Products Ltd.	932,018	8,697,849
	Tata Metaliks Ltd.	1,879	17,897
	Tata Steel Ltd.	26,249,748	34,817,202
	TD Power Systems Ltd.	29,730	63,863
	Tech Mahindra Ltd.	172,502	2,167,443

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	97,299	$444,216
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	216,511
	Thirumalai Chemicals Ltd.	144,596	352,920
	Tide Water Oil Co. India Ltd.	12,468	131,871
	Time Technoplast Ltd.	700,810	726,439
	Tinplate Co. of India Ltd.	177,942	709,318
*	Titagarh Wagons Ltd.	153,588	624,905
	TransIndia Realty & Logistics Parks Ltd.	406,354	120,499
	Transport Corp. of India Ltd.	126,881	979,356
	Trident Ltd.	465,215	177,637
	Triveni Engineering & Industries Ltd.	479,523	1,689,606
	Tube Investments of India Ltd.	243,229	7,704,332
	TV Today Network Ltd.	55,663	131,626
*	TV18 Broadcast Ltd.	2,075,378	770,902
	TVS Srichakra Ltd.	7,003	241,937
	Uflex Ltd.	197,481	975,297
	Ujjivan Financial Services Ltd.	63,147	219,638
	Unichem Laboratories Ltd.	200,132	934,289
	Union Bank of India Ltd.	1,338,714	1,246,312
	UPL Ltd.	1,351,799	12,250,321
	Usha Martin Ltd.	512,950	1,343,565
	UTI Asset Management Co. Ltd.	10,556	85,063
*	VA Tech Wabag Ltd.	167,419	802,648
	Vakrangee Ltd.	91,871	19,007
*	Vardhman Textiles Ltd.	758,857	2,950,800
* Ω	Varroc Engineering Ltd.	99,361	354,157
	Vedanta Ltd.	2,085,561	7,150,468
	Venky’s India Ltd.	10,325	197,676
	Vindhya Telelinks Ltd.	23,855	511,179
	Visaka Industries Ltd.	2,383	11,756
*	Vodafone Idea Ltd.	8,039,629	685,198
	Voltamp Transformers Ltd.	1,323	48,338
	Welspun Corp. Ltd.	712,250	1,971,329
	Welspun Enterprises Ltd.	425,978	741,277
	Welspun India Ltd.	1,614,757	1,737,758
	West Coast Paper Mills Ltd.	200,308	1,357,025
	Wipro Ltd.	4,598,554	21,757,692
*	Wockhardt Ltd.	156,472	323,958
*	Yes Bank Ltd.	19,922,354	3,834,123
	Zee Entertainment Enterprises Ltd.	3,660,922	8,858,073
*	Zee Media Corp. Ltd.	637,519	70,255
	Zensar Technologies Ltd.	423,215	1,448,451
*	Zomato Ltd.	2,229,766	1,772,047
	Zydus Lifesciences Ltd.	245,911	1,567,958
	Zydus Wellness Ltd.	10,633	202,413

TOTAL INDIA			1,671,528,132

INDONESIA — (1.9%)
	ABM Investama Tbk PT	492,900	112,275
	Ace Hardware Indonesia Tbk PT	18,083,100	555,741
	Adaro Energy Indonesia Tbk PT	81,977,800	17,548,500
*	Adhi Karya Persero Tbk PT	5,899,000	175,505
*	Adi Sarana Armada Tbk PT	2,308,000	142,503
*	Alam Sutera Realty Tbk PT	36,827,000	447,547
	Aneka Tambang Tbk PT	8,520,300	1,225,684
	Astra Agro Lestari Tbk PT	3,043,766	1,603,731
	Astra International Tbk PT	66,861,400	30,841,082
	Astra Otoparts Tbk PT	291,800	36,438

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
* ††	Bakrie Telecom Tbk PT	160,430,200	$0
*	Bank Capital Indonesia Tbk PT	15,302,200	135,760
	Bank Mandiri Persero Tbk PT	57,420,724	20,298,213
	Bank Negara Indonesia Persero Tbk PT	20,222,341	13,032,254
	Bank OCBC Nisp Tbk PT	780,600	44,207
	Bank Pan Indonesia Tbk PT	48,253,501	3,636,054
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,941,684	1,535,822
	Bank Pembangunan Daerah Jawa Timur Tbk PT	19,489,500	896,978
	Bank Tabungan Negara Persero Tbk PT	36,201,215	3,079,056
*	Bekasi Fajar Industrial Estate Tbk PT	26,767,800	275,743
	BISI International Tbk PT	10,049,400	1,151,657
	Blue Bird Tbk PT	152,100	18,318
*	Buana Lintas Lautan Tbk PT	34,518,800	284,871
	Bukit Asam Tbk PT	22,403,100	6,336,143
*	Bumi Serpong Damai Tbk PT	15,113,700	1,098,764
	Ciputra Development Tbk PT	58,496,278	3,969,031
*	City Retail Developments Tbk PT	1,000,000	9,547
	Delta Dunia Makmur Tbk PT	28,749,200	636,123
	Dharma Satya Nusantara Tbk PT	6,701,500	283,446
*	Eagle High Plantations Tbk PT	16,689,200	68,316
	Elang Mahkota Teknologi Tbk PT	1,918,500	92,616
	Elnusa Tbk PT	17,885,700	393,483
	Erajaya Swasembada Tbk PT	54,411,000	1,845,222
*	Gajah Tunggal Tbk PT	8,135,800	388,156
*	Global Mediacom Tbk PT	1,611,500	30,590
	Gudang Garam Tbk PT	764,600	1,483,587
* ††	Hanson International Tbk PT	37,319,300	0
	Harum Energy Tbk PT	2,403,700	248,387
	Indah Kiat Pulp & Paper Tbk PT	15,605,300	8,292,248
	Indika Energy Tbk PT	11,304,900	2,010,884
	Indo Tambangraya Megah Tbk PT	2,252,600	5,124,682
	Indocement Tunggal Prakarsa Tbk PT	1,344,800	995,965
	Indofood Sukses Makmur Tbk PT	24,704,300	10,874,148
	Indomobil Sukses Internasional Tbk PT	218,700	35,189
	Integra Indocabinet Tbk PT	4,584,200	131,425
*	Intiland Development Tbk PT	16,318,400	184,704
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,087,565
	Jaya Real Property Tbk PT	62,683,400	2,243,655
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,240,069
	KMI Wire & Cable Tbk PT	10,201,300	206,055
*	Krakatau Steel Persero Tbk PT	3,578,500	69,341
*	Lippo Cikarang Tbk PT	2,408,310	133,047
*	Lippo Karawaci Tbk PT	220,161,662	1,397,818
*	Malindo Feedmill Tbk PT	6,123,100	182,915
	Medco Energi Internasional Tbk PT	48,315,232	3,348,125
*	Media Nusantara Citra Tbk PT	33,529,800	1,350,722
	Metrodata Electronics Tbk PT	4,968,950	193,213
	Mitra Pinasthika Mustika Tbk PT	3,767,800	339,209
*	MNC Kapital Indonesia Tbk PT	6,530,700	26,260
*	Mulia Industrindo Tbk PT	1,679,400	57,263
*	Multipolar Tbk PT	10,396,600	63,150
* ††	Omni Inovasi Indonesia Tbk PT	6,628,800	2,263
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,725,400	2,186,675
	Pakuwon Jati Tbk PT	5,401,300	179,172
	Panin Financial Tbk PT	68,404,900	1,335,626
*	Paninvest Tbk PT	9,027,200	634,749
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,015,284	1,385,939
*	PP Persero Tbk PT	7,863,700	348,910
	Puradelta Lestari Tbk PT	2,516,000	29,009

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ramayana Lestari Sentosa Tbk PT	11,738,200	$488,656
	Salim Ivomas Pratama Tbk PT	22,834,800	619,772
	Samator Indo Gas Tbk PT	887,900	115,687
	Sampoerna Agro Tbk PT	8,192,041	1,178,709
	Samudera Indonesia Tbk PT	5,703,500	150,227
*	Sarana Meditama Metropolitan Tbk PT	563,000	11,596
	Sawit Sumbermas Sarana Tbk PT	2,789,000	325,276
	Semen Indonesia Persero Tbk PT	16,610,451	6,755,884
	Siloam International Hospitals Tbk PT	9,896,100	1,168,212
	Sinar Mas Agro Resources & Technology Tbk PT	2,482,200	913,909
* ††	Sri Rejeki Isman Tbk PT	63,289,500	118,102
	Steel Pipe Industry of Indonesia PT	695,900	11,783
	Summarecon Agung Tbk PT	13,004,300	497,431
	Surya Citra Media Tbk PT	3,426,200	38,587
*	Surya Semesta Internusa Tbk PT	31,151,900	896,770
* ††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	87,552
	Timah Tbk PT	8,788,900	610,012
* ††	Trada Alam Minera Tbk PT	188,544,700	120,491
	Trias Sentosa Tbk PT	336,500	15,828
	Triputra Agro Persada PT	1,841,500	80,396
	Tunas Baru Lampung Tbk PT	20,560,800	855,252
	Unggul Indah Cahaya Tbk PT	288,335	178,820
	United Tractors Tbk PT	9,805,000	19,355,804
*	Vale Indonesia Tbk PT	9,103,000	4,350,905
* ††	Waskita Beton Precast Tbk PT	22,419,100	79,468
*	Waskita Karya Persero Tbk PT	25,152,582	394,495
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	62,580
	Wijaya Karya Beton Tbk PT	18,377,300	220,584
*	Wijaya Karya Persero Tbk PT	17,873,100	738,718
	XL Axiata Tbk PT	27,641,503	3,308,427

TOTAL INDONESIA			204,401,278

KUWAIT — (0.0%)
	A’ayan Leasing & Investment Co. KSCP	830,239	373,872
	Agility Public Warehousing Co. KSC	1,103,163	2,217,485
	Ahli United Bank KSCP	12,796	11,483
	Al Ahli Bank of Kuwait KSCP	11,426	12,118
	Arzan Financial Group for Financing & Investment KPSC	29,925	10,253
*	Asiya Capital Investments Co. KSCP	117,452	21,769
	Boubyan Petrochemicals Co. KSCP	10,459	27,850
	Burgan Bank SAK	33,611	23,691
	Gulf Bank KSCP	629,161	576,910
	Integrated Holding Co. KCSC	15,959	20,622
	Kuwait Finance House KSCP	232,313	564,010
	Kuwait International Bank KSCP	29,662	17,907
	Mezzan Holding Co. KSCC	82,545	102,087
	Mobile Telecommunications Co. KSCP	344,578	639,794
	National Investments Co. KSCP	46,929	38,897
	Warba Bank KSCP	186,156	138,501

TOTAL KUWAIT			4,797,249

MALAYSIA — (1.8%)
#	Aeon Co. M Bhd	1,758,700	501,667
#	AFFIN Bank Bhd	7,986,654	3,638,890
	Alliance Bank Malaysia Bhd	5,305,900	3,965,449
	Allianz Malaysia Bhd	93,300	290,573
	AMMB Holdings Bhd	7,769,962	6,301,269

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	1,621,150	$7,921,707
*	Berjaya Assets Bhd	604,700	41,441
*	Berjaya Corp. Bhd	12,296,429	828,160
# *	Berjaya Land Bhd	5,491,800	326,043
	BIMB Holdings Bhd	1,420,807	640,327
	Boustead Holdings Bhd	2,832,091	543,768
#	Boustead Plantations Bhd	3,229,800	525,689
*	Bumi Armada Bhd	14,378,100	2,171,153
	Cahya Mata Sarawak Bhd	2,178,700	548,794
#	CB Industrial Product Holding Bhd	1,285,500	294,375
	CIMB Group Holdings Bhd	24,440,956	27,767,896
*	Coastal Contracts Bhd	18,700	9,630
*	Comfort Glove Bhd	227,900	19,719
#	CSC Steel Holdings Bhd	821,256	212,204
	Dagang NeXchange Bhd	162,900	19,109
	Dayang Enterprise Holdings Bhd	340,600	101,274
#	DRB-Hicom Bhd	4,774,600	1,513,004
	Eco World Development Group Bhd	4,326,900	729,783
# *	Ekovest Bhd	8,316,700	700,551
	Gadang Holdings Bhd	2,586,100	171,433
	Gamuda Bhd	6,425,346	5,985,267
	Genting Bhd	6,931,100	7,320,805
	Genting Malaysia Bhd	7,868,200	4,792,149
	Genting Plantations Bhd	82,800	111,432
	George Kent Malaysia Bhd	1,855,600	203,978
	HAP Seng Consolidated Bhd	505,582	560,668
	Hartalega Holdings Bhd	1,638,300	692,384
#	Hengyuan Refining Co. Bhd	648,300	482,087
# *	Hextar Healthcare Bhd	913,300	58,476
#	Hiap Teck Venture Bhd	7,260,700	563,722
#	Hibiscus Petroleum Bhd	3,128,500	720,696
	Hong Leong Financial Group Bhd	1,508,934	6,134,285
	Hong Leong Industries Bhd	129,100	263,951
	IGB Bhd	2,014,864	1,343,002
	IJM Corp. Bhd	14,832,318	5,198,753
	Insas Bhd	2,517,100	477,898
#	IOI Properties Group Bhd	6,537,125	1,702,686
*	Iskandar Waterfront City Bhd	1,951,300	160,323
# *	JAKS Resources Bhd	6,809,780	337,011
#	Jaya Tiasa Holdings Bhd	2,431,633	374,795
	Keck Seng Malaysia Bhd	732,600	568,908
# *	KNM Group Bhd	13,856,690	155,435
	Kossan Rubber Industries Bhd	671,900	188,704
# *	KSL Holdings Bhd	1,718,751	320,455
#	Kumpulan Fima Bhd	575,200	267,145
	Land & General Bhd	11,345,220	267,450
#	LBS Bina Group Bhd	3,959,834	378,264
# Ω	Lotte Chemical Titan Holding Bhd	955,993	268,337
#	Magnum Bhd	4,548,645	1,133,174
#	Mah Sing Group Bhd	7,078,462	961,835
	Malayan Banking Bhd	11,460,212	22,270,402
#	Malayan Flour Mills Bhd	3,257,475	537,441
#	Malaysia Building Society Bhd	11,735,843	1,634,201
	Malaysian Resources Corp. Bhd	9,629,347	660,842
	Matrix Concepts Holdings Bhd	1,342,450	430,560
	MBM Resources Bhd	783,003	630,981
	Mega First Corp. Bhd	370,400	283,992
	MISC Bhd	4,206,704	6,893,886
	MKH Bhd	1,882,878	558,615

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd	1,983,779	$445,256
	MPHB Capital Bhd	178,400	40,043
	Muda Holdings Bhd	529,900	190,366
*	Muhibbah Engineering M Bhd	2,526,000	380,652
#	OCK Group Bhd	204,300	18,385
	Oriental Holdings Bhd	2,554,379	3,801,005
	OSK Holdings Bhd	6,761,306	1,471,289
	Pantech Group Holdings Bhd	2,022,394	336,472
#	Paramount Corp. Bhd	1,807,455	316,459
#	Petron Malaysia Refining & Marketing Bhd	247,800	245,040
# *	Pos Malaysia Bhd	1,777,400	221,492
	PPB Group Bhd	1,984,539	7,235,416
	RHB Bank Bhd	7,522,244	9,252,862
# *	Sapura Energy Bhd	39,709,700	309,612
#	Sarawak Oil Palms Bhd	1,041,700	580,589
	Sime Darby Bhd	13,841,600	6,744,479
	Sime Darby Property Bhd	7,330,900	774,651
#	SP Setia Bhd Group	8,294,573	1,073,320
* ††	Sumatec Resources Bhd	2,855,100	0
	Sunway Bhd	7,508,386	2,646,416
	Suria Capital Holdings Bhd	793,880	226,606
#	Ta Ann Holdings Bhd	878,826	609,907
	Tan Chong Motor Holdings Bhd	658,600	162,314
# *	Top Glove Corp. Bhd	9,001,200	1,984,986
# *	Tropicana Corp. Bhd	4,993,061	1,523,616
	TSH Resources Bhd	278,100	64,359
	UEM Edgenta Bhd	1,204,400	273,028
#	UEM Sunrise Bhd	3,598,745	206,426
	UMW Holdings Bhd	84,600	73,480
	United Malacca Bhd	902,000	1,087,459
	UOA Development Bhd	7,928,699	3,058,585
*	Velesto Energy Bhd	13,483,328	700,725
*	Wah Seong Corp. Bhd	606,080	110,295
#	WCT Holdings Bhd	4,268,224	421,734
#	Yinson Holdings Bhd	785,280	461,733
*	YNH Property Bhd	2,313,250	2,624,617
#	YTL Corp. Bhd	20,702,321	3,069,490

TOTAL MALAYSIA			188,422,067

MEXICO — (3.0%)
# *	ALEATICA SAB de CV	21,226	41,467
	Alfa SAB de CV, Class A	23,961,223	15,299,360
#	Alpek SAB de CV	1,791,455	1,898,118
	Arca Continental SAB de CV	582,707	5,566,335
Ω	Banco del Bajio SA	1,292,921	4,251,369
*	Cemex SAB de CV	69,050	41,516
*	Cemex SAB de CV, Sponsored ADR	3,255,220	19,531,317
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,849	324,933
	Coca-Cola Femsa SAB de CV	848,137	7,024,921
	Consorcio ARA SAB de CV	3,207,049	686,734
	Corp Actinver SAB de CV	89,268	65,041
	Corp Interamericana de Entretenimiento SAB de CV, Class B	815,461	544,261
#	Cydsa SAB de CV	5,874	6,211
	Dine SAB de CV	993,764	1,271,257
	El Puerto de Liverpool SAB de CV, Class C1	519,957	3,195,019
	Fomento Economico Mexicano SAB de CV	407,748	3,966,015
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	86,092	8,352,646
	GCC SAB de CV	591,103	4,701,339
	Genomma Lab Internacional SAB de CV, Class B	1,352,051	1,122,730

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	2,839,841	$3,121,069
	Grupo Carso SAB de CV	2,352,918	13,356,256
	Grupo Comercial Chedraui SA de CV	1,536,783	9,085,905
	Grupo Elektra SAB de CV	10,365	664,658
	Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740
# *	Grupo Financiero Inbursa SAB de CV, Class O	5,772,198	14,106,643
*	Grupo Gigante SAB de CV	471,076	602,617
	Grupo Herdez SAB de CV	7,589	20,104
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,332,299
	Grupo KUO SAB de CV, Class B	1,904,343	4,289,657
	Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269
*	Grupo Pochteca SAB de CV	67,810	28,079
*	Grupo Posadas SAB de CV	151,515	227,532
*	Grupo Simec SAB de CV, Class B	689,708	7,664,488
	Grupo Televisa SAB, Sponsored ADR	713,059	3,608,079
	Grupo Televisa SAB.	2,340,579	2,382,302
# * Ω	Grupo Traxion SAB de CV	76,018	146,163
*	Hoteles City Express SAB de CV	259,134	119,193
*	Industrias CH SAB de CV, Class B	1,858,495	21,029,073
# *	Industrias Penoles SAB de CV	505,456	7,815,388
	La Comer SAB de CV	3,152,346	6,890,470
	Medica Sur SAB de CV, Class B	1,000	2,669
	Megacable Holdings SAB de CV	977,740	2,660,310
# *	Minera Frisco SAB de CV, Class A1	12,027,802	1,953,401
* Ω	Nemak SAB de CV	8,698,292	2,036,753
	Orbia Advance Corp. SAB de CV	4,074,139	9,381,204
# *	Organizacion Cultiba SAB de CV	157,421	109,445
*	Organizacion Soriana SAB de CV, Class B	13,628,251	23,596,176
	Promotora y Operadora de Infraestructura SAB de CV	567,096	5,901,684
*	Vista Energy SAB de CV, ADR	3,552	74,308
	Vitro SAB de CV, Class A	927,658	948,838

TOTAL MEXICO			315,889,361

PHILIPPINES — (1.0%)
	ACEN Corp.	441,060	48,015
††	ACR Mining Corp.	105,455	6,391
	AllHome Corp.	1,554,000	59,056
	Alliance Global Group, Inc.	17,418,406	4,345,754
	Alsons Consolidated Resources, Inc.	4,937,000	71,593
	Apex Mining Co., Inc.	2,152,000	116,469
*	Atlas Consolidated Mining & Development Corp.	4,214,600	335,483
	Ayala Corp.	219,820	2,546,054
	Ayala Land, Inc.	678,700	328,016
	Bank of the Philippine Islands.	3,770,068	7,333,113
	BDO Unibank, Inc.	7,582,377	19,763,803
	Belle Corp.	4,041,000	86,145
*	Cebu Air, Inc.	96,530	68,761
* Ω	CEMEX Holdings Philippines, Inc.	2,003,480	36,581
	China Banking Corp.	7,846,432	4,783,050
	Cosco Capital, Inc.	13,204,600	1,156,477
	DMCI Holdings, Inc.	9,952,900	1,765,896
	East West Banking Corp.	2,667,000	358,775
	Filinvest Development Corp.	384,400	37,818
	Filinvest Land, Inc.	73,198,031	1,045,000
	First Philippine Holdings Corp.	3,175,100	3,578,789
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	416,075
	GT Capital Holdings, Inc.	123,467	1,067,420
*	Integrated Micro-Electronics, Inc.	2,128,500	201,853

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	10,471,177	$9,612,397
	LT Group, Inc.	9,164,300	1,682,085
	Megaworld Corp.	48,530,300	1,756,256
	Metropolitan Bank & Trust Co.	8,317,652	8,811,037
	Petron Corp.	15,733,900	967,305
††	Philcomsat Holdings Corp.	497,957	680,246
	Philex Mining Corp.	4,703,000	264,421
*	Philippine National Bank	3,173,985	1,065,629
* ††	Philippine National Construction Corp.	398,900	6,619
	Philippine Savings Bank	1,950,769	1,967,825
* ††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	181,654
	Premium Leisure Corp.	6,804,000	59,012
	Puregold Price Club, Inc.	751,800	443,191
	RFM Corp.	762,400	44,718
	Rizal Commercial Banking Corp.	4,608,906	1,956,359
	Robinsons Land Corp.	12,720,508	3,318,821
	Robinsons Retail Holdings, Inc.	799,160	785,987
	San Miguel Corp.	4,864,616	9,330,112
	Security Bank Corp.	1,414,324	2,359,307
	Shell Pilipinas Corp.	112,730	34,567
*	Top Frontier Investment Holdings, Inc.	526,832	950,322
	Union Bank of the Philippines	6,887,658	10,315,248
	Vista Land & Lifescapes, Inc.	46,966,968	1,493,240

TOTAL PHILIPPINES			107,642,745

POLAND — (0.8%)
*	Agora SA	230,402	406,057
*	Alior Bank SA	427,550	4,478,996
	Amica SA	9,232	166,266
	Arctic Paper SA	4,159	19,525
	ASBISc Enterprises PLC	15,908	109,700
	Asseco Poland SA	45,621	925,605
	Bank Handlowy w Warszawie SA	13,779	297,639
# *	Bank Millennium SA	1,936,595	2,298,384
	Bank Polska Kasa Opieki SA	251,706	5,823,742
	Boryszew SA	283,585	521,594
	Cognor Holding SA	9,983	25,001
	Cyfrowy Polsat SA	660,904	2,771,691
	Develia SA	1,336,579	1,161,382
*	Enea SA	1,381,723	2,234,411
*	Grenevia SA	115,828	92,362
*	Grupa Azoty SA	269,134	2,080,635
	Grupa Kety SA	2,214	301,870
# *	Jastrzebska Spolka Weglowa SA	275,885	2,855,285
*	Kernel Holding SA	140,506	612,430
	KGHM Polska Miedz SA	465,150	13,380,299
#	Lubelski Wegiel Bogdanka SA	78,993	737,759
*	mBank SA	35,714	2,989,542
*	PGE Polska Grupa Energetyczna SA	3,181,321	5,270,007
*	PKP Cargo SA	139,836	532,088
	Polski Koncern Naftowy Orlen SA	2,133,658	32,551,769
	Powszechna Kasa Oszczednosci Bank Polski SA	246,005	1,902,123
	Santander Bank Polska SA	14,248	1,158,914
	Stalexport Autostrady SA	176,122	106,404
*	Tauron Polska Energia SA	5,301,116	2,639,650

TOTAL POLAND			88,451,130

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (0.6%)
	Aamal Co.	6,650,570	$1,507,821
	Al Khaleej Takaful Group QSC	700,665	441,640
	Alijarah Holding Co. QPSC	1,962,869	387,605
*	Baladna	5,603,986	2,130,991
	Barwa Real Estate Co.	6,203,860	4,284,115
	Commercial Bank PSQC	6,019,099	9,760,715
	Doha Bank QPSC	6,709,790	2,865,185
	Doha Insurance Co. QSC	63,045	33,404
	Gulf International Services QSC	6,382,518	3,700,126
	Gulf Warehousing Co.	788,534	788,113
*	Lesha Bank LLC	1,034,478	283,812
	Mannai Corp. QSC	51,627	75,789
	Masraf Al Rayan QSC	9,239,222	6,520,421
*	Mazaya Real Estate Development QPSC	3,835,247	593,262
	Medicare Group	45,134	74,579
	Mesaieed Petrochemical Holding Co.	9,751,289	5,335,062
	Ooredoo QPSC	3,550,263	9,661,297
	Qatar Aluminum Manufacturing Co.	863,403	367,646
	Qatar Fuel QSC	672,618	3,070,381
	Qatar Industrial Manufacturing Co. QSC	47,636	38,110
*	Qatar Insurance Co. SAQ	3,046,813	1,463,191
	Qatar National Cement Co. QSC	555,985	609,136
	Qatar Navigation QSC	1,734,866	4,319,522
*	Salam International Investment Ltd. QSC	5,512,833	820,868
	United Development Co. QSC	8,988,574	2,779,373
	Vodafone Qatar QSC	7,116,855	3,360,827

TOTAL QATAR			65,272,991

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC, Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	21,491	151,879
	Al Babtain Power & Telecommunication Co.	149,917	1,061,226
*	Al Hassan Ghazi Ibrahim Shaker Co.	117,680	663,093
*	Al Jouf Cement Co.	372,442	1,272,012
*	Al Khaleej Training & Education Co.	221,457	1,092,198
*	AlAbdullatif Industrial Investment Co.	72,998	381,249
*	Al-Etihad Cooperative Insurance Co.	169,428	826,369
*	AlJazira Takaful Ta’awuni Co.	208,808	1,032,490
*	Allianz Saudi Fransi Cooperative Insurance Co.	123,287	523,149
	Arab National Bank	2,010,388	14,741,454
	Arabian Cement Co.	366,820	3,472,690
	Arriyadh Development Co.	190,908	1,032,896
	Astra Industrial Group	169,792	3,057,061
	Bank Al-Jazira	2,216,916	11,600,026
	Banque Saudi Fransi	1,754,973	18,209,902
*	Basic Chemical Industries Ltd.	70,641	682,019
*	Buruj Cooperative Insurance Co.	56,068	277,118
*	Chubb Arabia Cooperative Insurance Co.	35,005	175,356
	City Cement Co.	481,262	2,808,026
*	Dar Al Arkan Real Estate Development Co.	2,484,393	10,724,485

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dur Hospitality Co.	335,827	$2,493,998
	Eastern Province Cement Co.	299,249	3,403,531
*	Emaar Economic City	1,825,796	4,733,685
	Etihad Etisalat Co.	2,037,451	25,128,826
	Gulf Insurance Group	119,974	881,576
	Hail Cement Co.	324,890	1,062,555
*	Jazan Energy & Development Co.	150,160	612,065
	L’Azurde Co. for Jewelry	36,569	145,174
*	Methanol Chemicals Co.	173,470	1,167,100
*	Middle East Specialized Cables Co.	62,470	211,360
*	Mobile Telecommunications Co. Saudi Arabia	2,543,910	10,188,384
	Najran Cement Co.	656,222	2,510,345
	National Co. for Glass Industries	62,974	582,129
	National Gypsum	29,938	199,232
*	National Industrialization Co.	1,357,895	4,980,446
	Nayifat Finance Co.	16,837	86,349
	Northern Region Cement Co.	616,161	1,975,331
*	Rabigh Refining & Petrochemical Co.	1,081,509	3,223,843
	Riyad Bank	1,706,831	13,766,286
	Sahara International Petrochemical Co.	1,791,938	18,684,430
	Saudi Basic Industries Corp.	3,539,269	87,570,931
	Saudi British Bank	3,298,292	32,022,205
	Saudi Ceramic Co.	173,324	1,488,812
	Saudi Chemical Co. Holding	291,578	2,348,230
	Saudi Industrial Investment Group	1,381,691	9,422,587
	Saudi Industrial Services Co.	284,139	2,088,850
	Saudi Investment Bank	1,356,414	5,953,051
*	Saudi Kayan Petrochemical Co.	4,964,656	16,853,872
*	Saudi Marketing Co.	113,810	819,279
	Saudi National Bank	3,183,326	41,780,063
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	66,093	453,484
*	Saudi Reinsurance Co.	270,999	1,181,993
	Savola Group	385,639	3,284,865
*	Seera Group Holding	775,187	5,148,930
*	Sinad Holding Co.	445,428	1,462,854
	Tabuk Cement Co.	321,033	1,337,133
	Umm Al-Qura Cement Co.	202,480	947,959
	United International Transportation Co.	15,240	242,792
	United Wire Factories Co.	2,640	19,346
	Yamama Cement Co.	748,788	6,581,859
	Yanbu Cement Co.	42,096	403,334
	Yanbu National Petrochemical Co.	546,373	6,559,703
*	Zamil Industrial Investment Co.	184,882	903,259

TOTAL SAUDI ARABIA			398,696,734

SOUTH AFRICA — (3.3%)
	Absa Group Ltd.	3,476,600	33,819,556
	Adcock Ingram Holdings Ltd.	42,701	117,115
	Advtech Ltd.	74,600	74,884
	AECI Ltd.	658,150	3,108,997
	African Rainbow Minerals Ltd.	457,310	5,744,903
	Alexander Forbes Group Holdings Ltd.	2,855,883	767,928
	Altron Ltd., Class A	134,145	64,203
	AngloGold Ashanti Ltd., Sponsored ADR	1,049,813	27,904,030
	Aspen Pharmacare Holdings Ltd.	1,150,435	11,514,492
	Astral Foods Ltd.	167,456	1,539,199
	Barloworld Ltd.	1,219,983	6,053,585
*	Blue Label Telecoms Ltd.	2,430,088	599,557
# *	Brait PLC	5,322,564	978,934

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	$699,665
	DataTec Ltd.	3,762,864	7,482,962
*	Discovery Ltd.	315,914	2,485,026
	DRDGOLD Ltd.	958,298	1,025,075
	Exxaro Resources Ltd.	923,049	9,698,772
	Foschini Group Ltd.	311,042	1,612,844
#	Gold Fields Ltd., Sponsored ADR	1,238,081	19,264,540
	Grindrod Ltd.	1,273,685	684,367
	Harmony Gold Mining Co. Ltd.	1,208,855	5,662,821
	Harmony Gold Mining Co. Ltd., Sponsored ADR	255,578	1,178,215
	Hudaco Industries Ltd.	161,173	1,357,261
	Impala Platinum Holdings Ltd.	3,641,990	35,457,682
	Investec Ltd.	1,124,936	6,185,861
	KAP Ltd.	8,682,242	1,445,281
	Lewis Group Ltd.	831,398	1,724,459
	Life Healthcare Group Holdings Ltd.	4,027,557	4,570,427
	Merafe Resources Ltd.	8,130,071	529,014
*	Metair Investments Ltd.	1,108,694	1,486,489
	Momentum Metropolitan Holdings	5,738,330	5,813,456
	Motus Holdings Ltd.	420,501	2,183,894
	Mpact Ltd.	1,846,736	2,824,004
	MTN Group Ltd.	1,461,499	10,265,285
*	Murray & Roberts Holdings Ltd.	1,919,142	138,655
	Nedbank Group Ltd.	1,596,130	18,439,663
	Oceana Group Ltd.	161,790	592,880
	Old Mutual Ltd.	17,620,994	11,208,750
	Omnia Holdings Ltd.	1,068,649	3,364,502
Ω	Pepkor Holdings Ltd.	5,320,864	4,932,334
*	PPC Ltd.	6,531,859	1,015,841
	Raubex Group Ltd.	1,302,830	1,881,185
	RCL Foods Ltd.	159,113	99,160
	Reunert Ltd.	1,070,284	3,451,599
	RFG Holdings Ltd.	23,326	11,858
	Royal Bafokeng Platinum Ltd.	591,722	4,643,019
	Sappi Ltd.	3,139,171	7,141,164
	Sasol Ltd.	1,817,860	23,672,345
	Sibanye Stillwater Ltd.	3,741,086	8,270,915
#	Sibanye Stillwater Ltd., ADR	1,276,695	11,426,420
	Standard Bank Group Ltd.	3,118,081	29,234,309
	Super Group Ltd.	2,297,774	4,025,811
# *	Telkom SA SOC Ltd.	1,522,948	2,765,191
*	Trencor Ltd.	1,135,741	409,071
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,772,515
*	Zeda Ltd.	1,219,983	810,579

TOTAL SOUTH AFRICA			355,232,549

SOUTH KOREA — (12.1%)
	Aekyung Chemical Co. Ltd.	37,530	426,509
*	Agabang&Company	12,246	30,946
	AJ Networks Co. Ltd.	69,115	244,155
*	Ajin Industrial Co. Ltd.	191,527	572,908
	AK Holdings, Inc.	12,344	177,818
#	Amorepacific Group	62,993	1,727,072
	Asia Cement Co. Ltd.	83,810	671,383
	ASIA Holdings Co. Ltd.	4,097	425,094
	Asia Paper Manufacturing Co. Ltd.	27,225	716,142
	AUK Corp.	137,335	223,914
	Aurora World Corp.	19,282	112,080
	Austem Co. Ltd.	16,237	17,751

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	12,933	$56,235
	Baiksan Co. Ltd.	10,665	63,569
*	Barunson Entertainment & Arts Corp.	76,043	47,966
	BGF Co. Ltd.	108,329	334,694
	BGFecomaterials Co. Ltd.	9,387	53,602
	Binggrae Co. Ltd.	15,376	511,804
*	BioSmart Co. Ltd.	54,215	130,017
	Bixolon Co. Ltd.	27,536	130,157
	BNK Financial Group, Inc.	944,501	4,698,812
	Bookook Securities Co. Ltd.	20,358	302,534
	BYC Co. Ltd.	752	263,559
	Byucksan Corp.	249,204	391,578
*	ChinHung International, Inc.	17,489	16,277
	Chinyang Holdings Corp.	83,349	200,736
	Chongkundang Holdings Corp.	8,866	336,388
*	Chorokbaem Media Co. Ltd.	33,099	222,700
	Chosun Refractories Co. Ltd.	88,730	653,754
*	CJ CheilJedang Corp.	39,967	9,255,075
	CJ Corp.	79,900	5,470,809
*	CJ ENM Co. Ltd.	37,799	2,256,857
	CJ Freshway Corp.	2,997	63,876
	CJ Logistics Corp.	22,943	1,325,166
*	CKD Bio Corp.	2,543	48,160
#	Com2uSCorp.	24,035	1,237,316
*	Comtec Systems Co. Ltd.	330,288	191,473
	Coweaver Co. Ltd.	16,593	83,253
	Cowell Fashion Co. Ltd.	5,676	18,714
	Cuckoo Holdings Co. Ltd.	2,859	32,969
	Cuckoo Homesys Co. Ltd.	3,906	74,549
	Dae Han Flour Mills Co. Ltd.	5,781	615,261
	Dae Hyun Co. Ltd.	150,199	247,691
	Dae Won Kang Up Co. Ltd.	215,821	656,195
*	Dae Yu Co. Ltd.	22,377	38,454
	Daebongls Co. Ltd.	4,061	22,775
*	Daechang Co. Ltd.	318,178	337,625
	Daechang Forging Co. Ltd.	23,600	127,634
	Daedong Corp.	88,995	706,163
	Daehan Steel Co. Ltd.	69,851	690,068
	Daesang Corp.	126,568	1,842,847
	Daesang Holdings Co. Ltd.	69,236	398,739
*	Daesung Industrial Co. Ltd.	9,856	29,436
	Daewon San Up Co. Ltd.	61,406	293,386
*	Daewoo Engineering & Construction Co. Ltd.	1,044,086	3,301,613
	Daewoong Co. Ltd.	5,512	61,653
*	Dahaam E-Tec Co. Ltd.	3,535	92,178
	Daihan Pharmaceutical Co. Ltd.	14,428	301,944
	Daishin Securities Co. Ltd.	167,158	1,682,048
	Daol Investment & Securities Co. Ltd.	254,435	636,905
	Daou Technology, Inc.	134,967	1,936,102
	DB Financial Investment Co. Ltd.	171,696	519,420
	DB Insurance Co. Ltd.	156,903	9,863,165
	Deutsch Motors, Inc.	67,324	295,282
*	Development Advance Solution Co. Ltd.	41,625	132,628
	Device ENG Co. Ltd.	2,161	28,424
	DGB Financial Group, Inc.	888,204	4,554,797
	DI Dong Il Corp.	57,779	901,619
	Display Tech Co. Ltd.	36,701	190,536
	DL Construction Co. Ltd.	7,274	74,143
	DL E&C Co. Ltd.	231,235	6,109,799

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	DL Holdings Co. Ltd.	71,616	$2,653,613
	DMS Co. Ltd.	60,802	286,745
	Dong A Eltek Co. Ltd.	36,986	261,881
	Dong-A Socio Holdings Co. Ltd.	5,795	358,656
	Dong-A ST Co. Ltd.	10,344	423,687
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,077
*	Dongbang Transport Logistics Co. Ltd.	18,374	29,892
	Dongbu Corp.	36,803	193,991
	Dongkuk Industries Co. Ltd.	55,343	299,095
	Dongkuk Steel Mill Co. Ltd.	359,399	3,221,297
	Dongsung Chemical Co. Ltd.	159,407	551,490
	Dongwha Pharm Co. Ltd.	54,844	344,413
	Dongwon Development Co. Ltd.	229,359	603,604
	Dongwon F&B Co. Ltd.	15,050	344,301
	Dongwon Industries Co. Ltd.	35,580	1,236,424
#	Dongyang E&P, Inc.	28,974	346,449
	Doosan Bobcat, Inc.	233,044	8,941,098
	Doosan Co. Ltd.	26,342	1,842,104
	DoubleUGames Co. Ltd.	26,816	910,008
*	Duksan Hi-Metal Co. Ltd.	31,358	132,633
	DY Corp.	95,556	391,318
	DY POWER Corp.	23,114	203,587
	Eagon Industrial Ltd.	37,684	208,485
	Easy Holdings Co. Ltd.	253,849	598,157
	eBEST Investment & Securities Co. Ltd.	3,604	11,670
	E-MART, Inc.	69,215	5,062,202
	ENF Technology Co. Ltd.	2,381	36,919
	Estechpharma Co. Ltd.	22,481	126,780
#	Eugene Corp.	285,673	714,304
	Eugene Investment & Securities Co. Ltd.	354,290	670,579
	Eusu Holdings Co. Ltd.	64,565	327,061
	Exicon Co. Ltd.	6,081	42,649
	Farmsco	43,103	114,975
	Fila Holdings Corp.	59,867	1,644,340
	Fursys, Inc.	20,360	439,185
*	GAEASOFT	9,468	51,567
	Gaon Cable Co. Ltd.	22,749	276,167
	Gemvaxlink Co. Ltd.	117,017	126,735
	Geumhwa PSC Co. Ltd.	976	21,796
	Golfzon Newdin Holdings Co. Ltd.	125,101	501,212
	Gradiant Corp.	4,076	43,405
	Green Cross Holdings Corp.	35,956	420,425
	GS Engineering & Construction Corp.	214,489	3,480,672
*	GS Global Corp.	240,697	557,582
	GS Holdings Corp.	257,411	7,648,080
	GS Retail Co. Ltd.	87,088	1,734,736
	Gwangju Shinsegae Co. Ltd.	19,015	468,967
	Haitai Confectionery & Foods Co. Ltd.	12,558	54,119
	Hana Financial Group, Inc.	1,088,869	34,216,213
	HanChang Paper Co. Ltd.	21,637	21,973
	Handok, Inc.	19,195	219,724
	Handsome Co. Ltd.	83,142	1,553,845
	Hanil Cement Co. Ltd.	2,229	20,872
	Hanil Holdings Co. Ltd.	81,808	689,277
	Hanjin Transportation Co. Ltd.	45,583	679,418
	Hankook Tire & Technology Co. Ltd.	253,774	6,554,189
	Hanshin Construction Co. Ltd.	46,887	271,339
	Hansol Holdings Co. Ltd.	183,549	425,938
*	Hansol HomeDeco Co. Ltd.	394,971	305,301

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co. Ltd.	92,144	$783,511
	Hansol Technics Co. Ltd.	152,097	667,425
	Hanwha Corp.	160,503	3,259,643
	Hanwha Galleria Co. Ltd.	338,132	435,550
*	Hanwha General Insurance Co. Ltd.	85,465	290,704
*	Hanwha Investment & Securities Co. Ltd.	585,117	1,211,870
*	Hanwha Life Insurance Co. Ltd.	1,571,792	2,920,484
*	Hanwha Solutions Corp.	299,817	10,788,302
	Hanyang Eng Co. Ltd.	57,968	642,857
	Hanyang Securities Co. Ltd.	48,595	319,329
	Harim Holdings Co. Ltd.	217,823	1,530,965
	HD Hyundai Co. Ltd.	164,915	7,312,896
	HD Hyundai Construction Equipment Co. Ltd.	67,332	3,427,714
	HD Hyundai Infracore Co. Ltd.	476,767	3,527,504
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	136,554	8,685,423
	HDC Holdings Co. Ltd.	14,787	72,554
	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	911,117
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	260,291
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	204,787
	Hitejinro Holdings Co. Ltd.	41,023	281,902
*	HL D&I Halla Corp.	124,417	232,795
	HL Holdings Corp.	38,286	950,068
	HL Mando Co. Ltd.	47,565	1,652,450
	HMM Co. Ltd.	993,997	15,225,320
	HS Industries Co. Ltd.	25,835	71,224
*	Huneed Technologies	54,858	265,674
	Huons Global Co. Ltd.	19,207	291,552
*	Huvis Corp.	95,448	325,076
	Hwangkum Steel & Technology Co. Ltd.	54,167	339,752
	HwaSung Industrial Co. Ltd.	34,966	254,659
	Hy-Lok Corp.	39,093	624,254
	Hyosung Corp.	30,405	1,499,009
	Hyundai BNG Steel Co. Ltd.	50,651	615,148
	Hyundai Corp.	45,004	586,814
	Hyundai Corp. Holdings, Inc.	31,933	266,931
	Hyundai Department Store Co. Ltd.	68,042	2,634,578
	Hyundai Engineering & Construction Co. Ltd.	257,439	7,920,800
	Hyundai Futurenet Co. Ltd.	201,158	484,921
	Hyundai GF Holdings	182,245	569,970
	Hyundai Glovis Co. Ltd.	53,448	6,556,495
	Hyundai Green Food	96,746	878,982
	Hyundai Home Shopping Network Corp.	34,268	1,235,135
*	Hyundai Livart Furniture Co. Ltd.	68,316	398,243
	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	6,691,069
	Hyundai Mobis Co. Ltd.	184,298	30,014,823
	Hyundai Motor Co.	371,214	54,987,662
	Hyundai Motor Securities Co. Ltd.	113,444	759,902
	Hyundai Steel Co.	333,696	9,124,132
	Hyundai Wia Corp.	55,273	2,323,991
	IDIS Holdings Co. Ltd.	25,924	256,923
	Iljin Electric Co. Ltd.	95,282	499,483
	Iljin Holdings Co. Ltd.	91,947	313,173
#	Ilshin Spinning Co. Ltd.	84,480	838,152
	Ilsung Pharmaceuticals Co. Ltd.	29,215	585,782
	iMarketKorea, Inc.	88,543	654,898
	Industrial Bank of Korea	1,058,968	7,974,838
	Innocean Worldwide, Inc.	21,192	634,680
#	INTOPS Co. Ltd.	44,013	1,160,248
	Inzi Controls Co. Ltd.	8,200	52,637

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	IS Dongseo Co. Ltd.	61,006	$1,692,891
	JASTECH Ltd.	17,210	113,552
	JB Financial Group Co. Ltd.	558,592	3,495,120
	JC Chemical Co. Ltd.	20,684	118,359
	Kangnam Jevisco Co. Ltd.	19,813	360,408
	KAON Group Co. Ltd.	25,397	138,294
#	KB Financial Group, Inc., ADR	1,993,626	74,342,313
	KC Co. Ltd.	39,745	586,398
	KC Tech Co. Ltd.	21,698	305,486
	KCC Corp.	16,696	2,783,002
	KCC Glass Corp.	62,764	2,159,427
	KCTC	7,171	22,459
	KG Chemical Corp.	3,173	91,033
	KG Eco Technology Service Co. Ltd.	9,947	120,005
# * ††	KG Mobility Co.	106,487	1,099,559
#	Kginicis Co. Ltd.	35,540	325,782
	KGMobilians Co. Ltd.	34,364	167,788
	Kia Corp.	1,032,241	65,375,196
	KISCO Corp.	58,802	301,249
	KISCO Holdings Co. Ltd.	34,103	529,744
	KISWIRE Ltd.	60,318	856,665
	KIWOOM Securities Co. Ltd.	81,042	5,695,351
*	KleanNara Co. Ltd.	53,229	108,509
	Kolmar Korea Holdings Co. Ltd.	29,261	326,021
	Kolon Corp.	38,037	578,945
	Kolon Global Corp.	22,739	238,482
	Kolon Industries, Inc.	94,021	3,017,380
*	Kolon Mobility Group Corp.	75,401	231,543
	Komelon Corp.	29,152	205,896
	Kook Soon Dang Brewery Co. Ltd.	26,660	129,913
	Korea Alcohol Industrial Co. Ltd.	70,875	547,823
	Korea Asset In Trust Co. Ltd.	256,587	562,547
*	Korea Circuit Co. Ltd.	27,422	289,285
	Korea Electric Terminal Co. Ltd.	34,249	1,571,923
	Korea Export Packaging Industrial Co. Ltd.	18,130	45,702
	Korea Investment Holdings Co. Ltd.	158,821	6,563,873
*	Korea Line Corp.	871,544	1,347,285
	Korea Movenex Co. Ltd.	134,001	316,999
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,162,594
	Korea Real Estate Investment & Trust Co. Ltd.	742,948	747,097
	Korea United Pharm, Inc.	3,307	53,298
	Korean Air Lines Co. Ltd.	260,365	4,466,215
	Korean Reinsurance Co.	590,197	3,340,171
	Kortek Corp.	52,428	354,334
	KPX Chemical Co. Ltd.	12,798	451,796
	KSS LINE Ltd.	82,545	504,596
	KT Skylife Co. Ltd.	136,963	710,106
	Ktis Corp.	138,562	339,975
	Kukdo Chemical Co. Ltd.	6,697	220,461
*	Kukdong Corp.	11,431	9,308
	Kukdong Oil & Chemicals Co. Ltd.	26,930	73,163
*	Kumho HT, Inc.	168,166	101,917
	Kumho Petrochemical Co. Ltd.	44,195	4,519,315
*	Kumho Tire Co., Inc.	476,127	1,603,687
	KUMHOE&C Co. Ltd.	7,074	33,823
	Kumkang Kind Co. Ltd.	96,105	364,657
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	331,627
*	KX Hitech Co. Ltd.	81,334	81,757
	Kyeryong Construction Industrial Co. Ltd.	39,211	502,732

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co. Ltd.	108,288	$410,115
	Kyungbang Co. Ltd.	61,163	483,939
	Kyungdong Pharm Co. Ltd.	14,689	81,083
	Kyung-In Synthetic Corp.	6,399	22,329
	LEADCORP, Inc.	81,748	457,136
	LF Corp.	98,637	1,291,465
	LG Corp.	303,504	19,864,800
# *	LG Display Co. Ltd., ADR	2,745,011	15,426,962
	LG Electronics, Inc.	515,299	42,315,279
	LG HelloVision Co. Ltd.	155,009	477,540
	LG Uplus Corp.	1,141,523	9,415,702
	Lotte Chemical Corp.	64,890	8,178,537
	Lotte Chilsung Beverage Co. Ltd.	6,570	765,809
	Lotte Corp.	93,211	1,955,339
	LOTTE Fine Chemical Co. Ltd.	84,305	3,871,814
	LOTTE Himart Co. Ltd.	38,788	328,836
*	Lotte Non-Life Insurance Co. Ltd.	404,670	469,523
	Lotte Shopping Co. Ltd.	38,263	2,287,673
	Lotte Wellfood Co. Ltd.	7,702	610,342
	LS Corp.	63,826	4,287,095
	LS Electric Co. Ltd.	5,247	248,630
*	Lumens Co. Ltd.	190,857	203,507
*	LVMC Holdings	408,269	548,876
	LX Hausys Ltd.	32,209	990,936
	LX Holdings Corp.	153,703	979,804
	LX International Corp.	149,044	3,268,285
	Maeil Dairies Co. Ltd.	6,841	243,154
	Maeil Holdings Co. Ltd.	11,288	73,339
	MegaStudy Co. Ltd.	43,791	375,021
	Meritz Financial Group, Inc.	207,859	7,154,797
	Mi Chang Oil Industrial Co. Ltd.	4,014	195,392
*	Mirae Asset Life Insurance Co. Ltd.	388,009	812,020
	Mirae Asset Securities Co. Ltd.	1,224,813	6,364,030
	MK Electron Co. Ltd.	88,121	895,316
	Mobase Electronics Co. Ltd.	16,407	30,967
	Moonbae Steel Co. Ltd.	8,945	22,740
	Moorim P&P Co. Ltd.	125,039	342,095
	Moorim Paper Co. Ltd.	129,927	247,668
	Motonic Corp.	51,452	339,420
	Muhak Co. Ltd.	20,838	87,034
	Nam Hwa Construction Co. Ltd.	23,163	151,592
	Namyang Dairy Products Co. Ltd.	1,824	675,336
*	NEOWIZ HOLDINGS Corp.	19,890	415,701
# * Ω	Netmarble Corp.	39,747	1,935,370
	Nexen Corp.	134,544	416,283
	Nexen Tire Corp.	208,239	1,284,689
	NH Investment & Securities Co. Ltd.	538,642	3,771,232
*	NHN Corp.	99,384	2,023,235
	NI Steel Co. Ltd.	8,824	44,532
	NICE Holdings Co. Ltd.	15,181	144,174
	Nice Information & Telecommunication, Inc.	11,567	207,979
	NICE Total Cash Management Co. Ltd.	7,446	28,388
*	NK Co. Ltd.	25,998	17,755
	Nong Shim Holdings Co. Ltd.	11,334	591,783
	Nong Woo Bio Co. Ltd.	21,556	139,458
#	NongShim Co. Ltd.	10,400	3,081,270
	NOROO Paint & Coatings Co. Ltd.	54,335	326,171
	NOVAREX Co. Ltd.	19,084	124,172
	NPC	116,690	578,598

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Co. Ltd.	82,048	$7,344,105
	Okong Corp.	4,362	10,404
	OPTUS Pharmaceutical Co. Ltd.	21,387	117,724
	Orion Holdings Corp.	135,146	1,675,734
* ††	Osung Advanced Materials Co. Ltd.	213,691	248,133
	Ottogi Corp.	2,283	788,480
	Paik Kwang Industrial Co. Ltd.	97,195	496,082
	Pan Ocean Co. Ltd.	1,250,644	5,103,883
	Partron Co. Ltd.	54,939	327,504
	PHA Co. Ltd.	51,383	329,785
#	Poongsan Corp.	102,195	3,247,852
	Poongsan Holdings Corp.	28,395	791,025
#	POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357
	POSCO Holdings, Inc.	85,423	24,175,105
	Posco International Corp.	275,976	5,548,466
	Protec Co. Ltd.	9,824	180,798
	Pulmuone Co. Ltd.	16,524	125,095
	Rayence Co. Ltd.	15,304	134,912
*	RFTech Co. Ltd.	49,408	163,050
	Sajo Industries Co. Ltd.	12,362	394,476
	Sajodaerim Corp.	10,562	212,016
	Sam Young Electronics Co. Ltd.	66,503	469,432
	Sambo Corrugated Board Co. Ltd.	31,268	235,226
	Sambo Motors Co. Ltd.	63,534	316,838
	Samho Development Co. Ltd.	108,856	289,308
	SAMHWA Paints Industrial Co. Ltd.	68,665	328,871
	Samick Musical Instruments Co. Ltd.	299,467	270,963
	Samji Electronics Co. Ltd.	15,508	104,147
*	Samjin LND Co. Ltd.	82,899	185,746
*	Samkee Corp.	38,245	87,897
	Sammok S-Form Co. Ltd.	28,515	323,344
#	SAMPYO Cement Co. Ltd.	176,395	461,090
	Samsung C&T Corp.	187,915	15,432,379
	Samsung Card Co. Ltd.	106,008	2,361,575
	Samsung Electronics Co. Ltd.	1,452,256	71,456,928
	Samsung Fire & Marine Insurance Co. Ltd.	112,061	18,851,592
	Samsung Life Insurance Co. Ltd.	200,638	9,946,808
	Samsung SDS Co. Ltd.	15,116	1,329,129
	Samsung Securities Co. Ltd.	218,225	5,539,586
	SAMT Co. Ltd.	116,800	261,215
	Samyang Corp.	19,237	596,774
#	Samyang Holdings Corp.	20,956	1,186,793
	Samyang Packaging Corp.	1,251	16,434
	Samyang Tongsang Co. Ltd.	7,531	283,247
	Sangsangin Co. Ltd.	73,576	271,422
	SAVEZONE I&C Corp.	83,806	171,569
	Seah Besteel Holdings Corp.	84,469	1,466,901
	SeAH Holdings Corp.	4,354	371,182
	SeAH Steel Corp.	5,976	630,580
	SeAH Steel Holdings Corp.	8,469	948,445
	Sebang Co. Ltd.	51,264	692,717
#	Sebang Global Battery Co. Ltd.	30,660	1,233,312
*	Seegene, Inc.	20,785	378,782
*	Segyung Hitech Co. Ltd.	14,098	172,719
	Sejong Industrial Co. Ltd.	96,660	488,554
*	Sejong Telecom, Inc.	165,700	74,949
	Sempio Co.	1,814	75,454
	Sempio Foods Co.	327	7,176
	Seohan Co. Ltd.	475,591	385,951

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul Semiconductor Co. Ltd.	143,409	$1,145,517
	SEOWONINTECH Co. Ltd.	6,241	29,397
	Seoyon Co. Ltd.	61,121	371,929
	Seoyon E-Hwa Co. Ltd.	81,828	915,001
	SGC e Tec E&C Co. Ltd.	11,889	210,051
	SGC Energy Co. Ltd.	13,610	298,813
#	Shindaeyang Paper Co. Ltd.	104,870	660,718
	Shinhan Financial Group Co. Ltd.	703,658	18,422,048
#	Shinhan Financial Group Co. Ltd., ADR	1,007,399	26,454,297
	Shinsegae Engineering & Construction Co. Ltd.	14,942	197,343
	Shinsegae Food Co. Ltd.	2,444	80,736
	Shinsegae Information & Communication Co. Ltd.	6,640	74,172
	Shinsegae International, Inc.	23,146	339,838
	Shinsegae, Inc.	34,791	5,371,145
*	Shinsung Tongsang Co. Ltd.	11,144	18,465
	Shinwon Corp.	30,816	32,966
	Shinyoung Securities Co. Ltd.	25,871	1,073,175
*	Signetics Corp.	59,413	56,548
	Silla Co. Ltd.	36,116	283,192
	SIMMTECH HOLDINGS Co. Ltd.	23,148	50,431
	SIMPAC, Inc.	116,152	483,140
	Sindoh Co. Ltd.	25,367	651,783
	Sinil Pharm Co. Ltd.	28,347	165,079
	SK Chemicals Co. Ltd.	6,802	363,313
	SK D&D Co. Ltd.	845	14,342
	SK Discovery Co. Ltd.	62,887	1,518,179
	SK Gas Ltd.	5,874	530,424
	SK Hynix, Inc.	2,129,150	143,256,630
*	SK Innovation Co. Ltd.	229,076	29,813,948
	SK Networks Co. Ltd.	751,085	2,621,384
	SK Rent A Car Co. Ltd.	16,176	89,302
	SK Securities Co. Ltd.	1,916,497	975,612
	SK, Inc.	130,864	15,958,853
#	SL Corp.	64,147	1,494,571
* ††	S-MAC Co. Ltd.	44,453	43,204
	SNT Dynamics Co. Ltd.	49,889	343,349
	SNT Holdings Co. Ltd.	35,428	414,629
	SNT Motiv Co. Ltd.	48,775	1,743,179
	S-Oil Corp.	37,930	2,124,376
*	Solborn, Inc.	31,485	103,367
	Songwon Industrial Co. Ltd.	41,113	529,701
	Soulbrain Holdings Co. Ltd.	14,138	282,438
	Spigen Korea Co. Ltd.	7,426	175,387
	Sugentech, Inc.	26,010	159,383
	Suheung Co. Ltd.	12,964	276,462
	Sung Kwang Bend Co. Ltd.	91,464	839,686
*	Sungchang Enterprise Holdings Ltd.	264,331	386,100
	Sungshin Cement Co. Ltd.	89,238	639,945
#	Sungwoo Hitech Co. Ltd.	306,796	1,956,613
	Sunjin Co. Ltd.	49,238	304,310
*	Suprema, Inc.	3,215	52,366
	SurplusGLOBAL, Inc.	18,242	51,358
	Systems Technology, Inc.	24,383	213,197
	Tae Kyung Industrial Co. Ltd.	64,197	380,128
#	Taekwang Industrial Co. Ltd.	1,637	854,495
* ††	Taewoong Co. Ltd.	82,505	818,888
	Taeyoung Engineering & Construction Co. Ltd.	125,689	359,520
*	Thinkware Systems Corp.	19,864	199,047
	TK Corp.	35,200	468,974

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tongyang Life Insurance Co. Ltd.	235,783	$697,155
	Tongyang, Inc.	243,708	193,150
*	Top Engineering Co. Ltd.	67,035	254,317
	Tovis Co. Ltd.	55,907	443,503
	TS Corp.	219,521	567,206
	TY Holdings Co. Ltd.	136,004	1,100,993
	Uju Electronics Co. Ltd.	11,348	105,204
*	Unid Btplus Co. Ltd.	35,958	255,790
	Unid Co. Ltd.	22,932	1,115,910
	Uniquest Corp.	37,513	274,474
	Viatron Technologies, Inc.	23,585	176,633
	Visang Education, Inc.	45,065	189,968
	Whanin Pharmaceutical Co. Ltd.	28,020	338,920
*	WillBes & Co.	332,697	149,009
#	WiSoL Co. Ltd.	74,300	360,764
*	WONIK CUBE Corp.	25,551	35,716
*	Wonik Holdings Co. Ltd.	245,189	654,061
	Wonik Materials Co. Ltd.	12,961	257,376
	Woongjin Thinkbig Co. Ltd.	93,767	217,638
*	Wooree Bio Co. Ltd.	48,737	99,646
	Woori Financial Group, Inc.	1,987,532	17,480,836
*	Woori Technology Investment Co. Ltd.	30,291	92,938
	Woorison F&G Co. Ltd.	126,099	171,909
	Y G-1 Co. Ltd.	95,992	469,904
*	YAS Co. Ltd.	5,678	50,333
	Y-entec Co. Ltd.	43,424	256,835
	Yoosung Enterprise Co. Ltd.	98,733	214,463
	Young Poong Corp.	1,987	848,927
	Young Poong Precision Corp.	53,659	503,860
	Youngone Corp.	119,395	3,951,549
	Youngone Holdings Co. Ltd.	26,091	1,263,812
	Yuanta Securities Korea Co. Ltd.	499,036	981,999
	YuHwa Securities Co. Ltd.	130,435	225,707
	Yuyu Pharma, Inc.	30,382	136,922

TOTAL SOUTH KOREA			1,277,530,988

TAIWAN — (16.5%)
	Abico Avy Co. Ltd.	741,364	502,604
#	Ability Enterprise Co. Ltd.	1,079,330	715,456
	Acer, Inc.	13,547,109	13,363,060
#	ACES Electronic Co. Ltd.	564,778	555,570
*	Acon Holding, Inc.	45,000	17,063
	Acter Group Corp. Ltd.	52,000	229,700
	Action Electronics Co. Ltd.	85,000	41,448
	ADATA Technology Co. Ltd.	32,000	78,533
#	Advanced International Multitech Co. Ltd.	451,000	1,330,248
	Advanced Optoelectronic Technology, Inc.	543,000	335,473
	AEON Motor Co. Ltd.	67,000	82,856
	AGV Products Corp.	1,831,211	656,758
*	Airmate Cayman International Co. Ltd.	50,557	30,328
*	ALI Corp.	162,000	104,089
#	Alltek Technology Corp.	177,120	240,398
	Alpha Networks, Inc.	1,147,086	1,325,980
	Altek Corp.	1,387,365	1,512,858
*	Ambassador Hotel	1,438,000	1,787,551
	Ampire Co. Ltd.	17,000	21,261
	AMPOC Far-East Co. Ltd.	435,000	755,164
#	AmTRAN Technology Co. Ltd.	3,746,011	1,399,750
	Apac Opto Electronics, Inc.	28,000	32,754

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apacer Technology, Inc.	534,210	$896,689
#	APCB, Inc.	740,000	418,367
	Apex Biotechnology Corp.	59,000	53,057
#	Apex International Co. Ltd.	662,263	1,192,489
	Apex Science & Engineering.	92,536	33,891
	Arcadyan Technology Corp.	378,000	1,241,095
	Ardentec Corp.	2,194,058	3,870,715
	Argosy Research, Inc.	25,000	83,679
	ASE Technology Holding Co. Ltd.	13,379,000	43,984,115
	Asia Cement Corp.	7,830,589	11,215,531
	Asia Electronic Material Co. Ltd.	144,000	76,546
	Asia Optical Co., Inc.	154,000	322,340
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,123,264
*	Asia Plastic Recycling Holding Ltd.	1,211,942	282,507
	Asia Polymer Corp.	2,230,530	2,004,053
#	Asia Tech Image, Inc.	68,000	150,689
	Asia Vital Components Co. Ltd.	1,127,487	5,801,281
	ASolid Technology Co. Ltd.	16,000	51,561
#	Asustek Computer, Inc.	2,404,000	22,157,565
	Aten International Co. Ltd.	7,000	19,550
	Audix Corp.	399,332	740,550
	AUO Corp., ADR	3,086,947	17,595,598
	Aver Information, Inc.	129,000	181,906
	Avermedia Technologies	109,600	82,758
*	Azurewave Technologies, Inc.	15,000	11,397
	Bank of Kaohsiung Co. Ltd.	2,917,204	1,169,283
	Basso Industry Corp.	255,000	349,018
	BenQ Materials Corp.	24,000	29,765
	BES Engineering Corp.	7,377,443	2,511,469
	Bin Chuan Enterprise Co. Ltd.	239,000	186,446
#	Biostar Microtech International Corp.	901,055	453,618
#	Bright Led Electronics Corp.	539,000	326,112
	Brighton-Best International Taiwan, Inc.	92,000	106,308
	C Sun Manufacturing Ltd.	18,540	28,822
*	Cameo Communications, Inc.	1,053,712	469,564
	Capital Securities Corp.	9,159,158	4,092,057
*	Career Technology MFG. Co. Ltd.	1,459,085	1,105,023
#	Carnival Industrial Corp.	691,007	324,387
	Catcher Technology Co. Ltd.	2,036,000	12,010,607
	Cathay Chemical Works	296,000	284,738
	Cathay Financial Holding Co. Ltd.	23,435,201	32,466,657
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,611,549
#	Cayman Engley Industrial Co. Ltd.	110,000	256,609
#	Celxpert Energy Corp.	419,000	460,760
#	Central Reinsurance Co. Ltd.	992,148	587,802
#	Chain Chon Industrial Co. Ltd.	673,419	353,135
*	ChainQui Construction Development Co. Ltd.	571,393	281,953
	Champion Building Materials Co. Ltd.	1,207,445	366,067
	Chang Hwa Commercial Bank Ltd.	15,810,978	9,168,985
	Charoen Pokphand Enterprise	99,600	291,996
	CHC Healthcare Group	551,000	1,229,770
	CHC Resources Corp.	17,000	27,669
	Chen Full International Co. Ltd.	281,000	414,511
	Chenbro Micom Co. Ltd.	17,000	46,167
	Cheng Loong Corp.	4,361,659	4,447,696
	Cheng Mei Materials Technology Corp.	2,110,880	823,220
	Cheng Shin Rubber Industry Co. Ltd.	5,768,000	7,108,404
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,865,559
# *	Chenming Electronic Technology Corp.	385,000	282,404

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chia Chang Co. Ltd.	635,000	$774,794
	Chia Hsin Cement Corp.	2,546,191	1,664,323
	Chian Hsing Forging Industrial Co. Ltd.	45,100	51,018
	Chicony Electronics Co. Ltd.	132,000	417,064
	Chien Kuo Construction Co. Ltd.	857,797	363,134
	Chien Shing Harbour Service Co. Ltd.	24,496	39,566
	China Airlines Ltd.	13,057,353	8,100,229
#	China Bills Finance Corp.	3,514,000	1,727,540
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	1,068,509
	China Container Terminal Corp.	82,000	59,861
	China Development Financial Holding Corp.	55,911,205	23,907,875
#	China Electric Manufacturing Corp.	1,100,432	635,869
	China General Plastics Corp.	1,108,585	905,275
#	China Glaze Co. Ltd.	602,799	316,529
*	China Man-Made Fiber Corp.	6,929,014	1,890,330
	China Metal Products	1,463,969	1,641,379
	China Motor Corp.	1,192,099	3,070,461
	China Petrochemical Development Corp.	19,772,068	6,511,719
	China Steel Corp.	55,859,320	52,978,943
#	China Wire & Cable Co. Ltd.	434,600	375,743
	Chinese Maritime Transport Ltd.	388,270	515,791
	Ching Feng Home Fashions Co. Ltd.	41,000	26,173
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,150,109
	Chipbond Technology Corp.	2,056,000	4,414,812
	ChipMOS Technologies, Inc.	2,725,085	3,291,988
	ChipMOS Technologies, Inc., ADR	24,284	581,353
	Chong Hong Construction Co. Ltd.	78,000	202,901
	Chun YU Works & Co. Ltd.	834,750	744,858
	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,231,863
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,553,250	5,149,608
	Chung Hwa Chemical Industrial Works Ltd.	57,000	76,031
#	Chung Hwa Pulp Corp.	2,210,353	1,767,303
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	108,986
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	77,503
	Clevo Co.	1,257,000	1,247,889
	CMC Magnetics Corp.	5,117,019	1,343,555
#	CoAsia Electronics Corp.	319,704	119,893
#	Collins Co. Ltd.	641,224	360,063
	Compal Electronics, Inc.	14,746,332	11,508,008
#	Compeq Manufacturing Co. Ltd.	5,127,000	7,222,399
	Compucase Enterprise	57,000	94,017
#	Concord Securities Co. Ltd.	2,251,489	807,477
	Continental Holdings Corp.	2,142,540	2,178,728
	Contrel Technology Co. Ltd.	714,000	451,602
	Coretronic Corp.	1,773,800	4,333,129
#	Coxon Precise Industrial Co. Ltd.	434,000	198,867
	CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044
	CviLux Corp.	109,000	131,841
	CX Technology Co. Ltd.	51,750	40,248
#	CyberTAN Technology, Inc.	799,000	595,435
	DA CIN Construction Co. Ltd.	1,622,579	1,630,182
	Da-Li Development Co. Ltd.	30,000	30,864
#	Darfon Electronics Corp.	353,000	505,128
# *	Darwin Precisions Corp.	2,051,635	686,627
	De Licacy Industrial Co. Ltd.	98,000	48,846
#	Depo Auto Parts Ind Co. Ltd.	538,000	1,712,926
	D-Link Corp.	2,996,068	1,726,669
	Dyaco International, Inc.	51,000	70,663

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dynamic Holding Co. Ltd.	1,331,873	$1,061,849
	Dynapack International Technology Corp.	750,000	1,861,202
	E.Sun Financial Holding Co. Ltd.	28,411,488	23,105,674
	Eastern Media International Corp.	40,500	25,198
# *	Edimax Technology Co. Ltd.	982,902	517,425
#	Edison Opto Corp.	636,250	478,954
#	Edom Technology Co. Ltd.	988,350	891,451
	Elite Advanced Laser Corp.	103,000	123,995
	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,316,783
††	ENG Electric Co. Ltd.	239,997	1,069
	Ennoconn Corp.	142,599	1,166,804
	Ennostar, Inc.	2,255,210	3,677,928
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,184,832
	Epileds Technologies, Inc.	79,000	41,632
	Eson Precision Ind Co. Ltd.	142,000	303,283
	Eternal Materials Co. Ltd.	1,729,487	1,823,633
	Eva Airways Corp.	10,588,355	9,284,947
*	Everest Textile Co. Ltd.	2,357,813	600,972
	Evergreen International Storage & Transport Corp.	2,563,000	2,265,492
	Evergreen Marine Corp. Taiwan Ltd.	3,294,658	17,400,798
	Evergreen Steel Corp.	37,000	71,149
	Everlight Chemical Industrial Corp.	779,950	557,099
	Everlight Electronics Co. Ltd.	2,335,000	3,042,237
	Excel Cell Electronic Co. Ltd.	37,000	32,619
	Excelsior Medical Co. Ltd.	528,253	1,502,557
	Far Eastern Department Stores Ltd.	4,310,445	3,144,124
	Far Eastern International Bank	12,877,978	4,699,058
	Far Eastern New Century Corp.	13,016,528	13,530,431
	Farcent Enterprise Co. Ltd.	11,000	20,657
	Farglory Land Development Co. Ltd.	1,437,264	2,873,904
#	Feedback Technology Corp.	63,000	219,922
	Feng Hsin Steel Co. Ltd.	28,000	62,020
	First Financial Holding Co. Ltd.	28,124,229	24,841,660
	First Hi-Tec Enterprise Co. Ltd.	11,000	23,493
	First Hotel	890,857	435,149
	First Insurance Co. Ltd.	1,382,064	706,350
# *	First Steamship Co. Ltd.	3,419,042	1,025,585
	FIT Holding Co. Ltd.	241,150	300,866
	Fittech Co. Ltd.	108,000	305,999
	FLEXium Interconnect, Inc.	1,328,000	4,093,515
	FOCI Fiber Optic Communications, Inc.	32,000	40,450
	Forcecon Tech Co. Ltd.	93,000	208,193
	Forest Water Environment Engineering Co. Ltd.	21,400	20,814
	Formosa Advanced Technologies Co. Ltd.	995,000	1,406,313
	Formosa Chemicals & Fibre Corp.	6,292,000	14,120,451
#	Formosa Laboratories, Inc.	530,478	1,439,071
	Formosa Plastics Corp.	9,711,000	29,707,080
#	Formosa Taffeta Co. Ltd.	3,081,511	2,841,311
	Formosan Rubber Group, Inc.	1,291,957	921,848
	Formosan Union Chemical	1,809,843	1,570,287
#	Founding Construction & Development Co. Ltd.	1,012,418	611,911
	Foxconn Technology Co. Ltd.	3,210,142	5,644,555
	Foxsemicon Integrated Technology, Inc.	24,000	146,603
#	Franbo Lines Corp.	190,360	117,511
	Froch Enterprise Co. Ltd.	1,037,734	750,864
	FSP Technology, Inc.	793,292	1,289,824
	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	65,587
	Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092
	Fulgent Sun International Holding Co. Ltd.	83,000	333,177

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	529,200	$329,968
#	Fulltech Fiber Glass Corp.	2,035,265	780,311
	Fwusow Industry Co. Ltd.	1,205,043	834,682
#	G Shank Enterprise Co. Ltd.	761,902	1,314,207
	Gamania Digital Entertainment Co. Ltd.	148,000	355,951
	Gemtek Technology Corp.	1,833,962	1,854,945
	General Interface Solution Holding Ltd.	922,000	2,392,128
	Getac Holdings Corp.	785,065	1,505,813
# *	Giantplus Technology Co. Ltd.	1,722,100	767,332
	Gigabyte Technology Co. Ltd.	553,287	2,369,215
	Global Brands Manufacture Ltd.	1,520,154	1,677,612
	Global Lighting Technologies, Inc.	160,000	288,730
	Global Mixed Mode Technology, Inc.	29,000	171,620
	Global PMX Co. Ltd.	10,000	45,741
	Global View Co. Ltd.	53,000	54,525
*	Globe Union Industrial Corp.	1,309,126	618,399
	Gloria Material Technology Corp.	1,886,116	3,622,624
	GMI Technology, Inc.	60,221	41,757
	Goldsun Building Materials Co. Ltd.	5,179,171	4,727,210
	Good Will Instrument Co. Ltd.	172,746	199,816
	Gourmet Master Co. Ltd.	183,000	928,411
	Grand Fortune Securities Co. Ltd.	950,929	363,393
	Grand Pacific Petrochemical	4,778,000	3,156,096
	Great China Metal Industry.	842,000	693,312
	Great Wall Enterprise Co. Ltd.	1,955,236	3,269,759
	Greatek Electronics, Inc.	400,000	703,049
* ††	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	622,900	580,322
	Hannstar Board Corp.	1,693,488	2,098,305
*	HannStar Display Corp.	5,060,435	2,017,618
	HannsTouch Solution, Inc.	3,034,001	994,750
	Hanpin Electron Co. Ltd.	286,000	283,864
	Harmony Electronics Corp.	11,000	11,077
#	Harvatek Corp.	824,553	687,921
	Heran Co. Ltd.	10,000	35,517
	Hey Song Corp.	1,745,500	2,065,289
	Hi-Clearance, Inc.	4,296	20,214
	Highlight Tech Corp.	30,000	52,975
	Highwealth Construction Corp.	1,636,050	2,240,711
	Hiroca Holdings Ltd.	346,000	499,155
	Hitron Technology, Inc.	23,000	19,535
	Ho Tung Chemical Corp.	4,467,475	1,355,335
#	Hocheng Corp.	1,108,066	1,007,277
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	30,418
	Holy Stone Enterprise Co. Ltd.	243,000	807,890
	Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	828,505
	Hong TAI Electric Industrial	1,260,000	852,977
#	Hong YI Fiber Industry Co.	753,000	432,673
	Horizon Securities Co. Ltd.	738,820	232,725
	Hsin Kuang Steel Co. Ltd.	114,000	181,722
	Hsing TA Cement Co.	862,614	499,863
*	HTC Corp.	70,000	129,919
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	924,754
#	Hua Nan Financial Holdings Co. Ltd.	23,461,692	16,753,858
#	Huaku Development Co. Ltd.	850,000	2,620,056
	Huang Hsiang Construction Corp.	127,000	192,250
#	Hung Ching Development & Construction Co. Ltd.	857,468	621,751
	Hung Sheng Construction Ltd.	1,724,269	1,280,072

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	173,281	$299,992
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	28,886
	Hwacom Systems, Inc.	270,000	215,565
	IBF Financial Holdings Co. Ltd.	13,653,796	5,487,246
#	Ichia Technologies, Inc.	1,139,260	1,053,687
#	I-Chiun Precision Industry Co. Ltd.	896,532	863,964
*	Ideal Bike Corp.	94,000	36,978
	IEI Integration Corp.	56,200	145,046
	Infortrend Technology, Inc.	1,013,000	899,364
	Innolux Corp.	30,241,847	13,248,357
	Inpaq Technology Co. Ltd.	280,250	518,498
#	Integrated Service Technology, Inc.	128,570	348,969
	IntelliEPI, Inc.	5,000	10,878
	International CSRC Investment Holdings Co.	3,996,166	2,605,143
	Inventec Corp.	8,918,277	9,619,634
	Iron Force Industrial Co. Ltd.	44,000	117,720
#	ITE Technology, Inc.	748,479	2,162,525
	ITEQ Corp.	386,000	881,311
#	Jarllytec Co. Ltd.	252,000	582,964
	Jean Co. Ltd.	464,845	247,579
	Jess-Link Products Co. Ltd.	419,500	725,342
*	Jinli Group Holdings Ltd.	760,532	257,650
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	32,099
#	K Laser Technology, Inc.	820,601	639,233
#	Kaimei Electronic Corp.	120,400	271,646
	Kaulin Manufacturing Co. Ltd.	565,656	265,391
	Kedge Construction Co. Ltd.	26,400	61,080
	KEE TAI Properties Co. Ltd.	1,804,000	790,359
#	Kenda Rubber Industrial Co. Ltd.	915,000	930,445
	Kerry TJ Logistics Co. Ltd.	76,000	95,115
*	Key Ware Electronics Co. Ltd.	198,678	72,507
	Kindom Development Co. Ltd.	1,887,000	1,826,327
	King Chou Marine Technology Co. Ltd.	268,100	355,942
	King Yuan Electronics Co. Ltd.	6,300,805	9,670,156
	King’s Town Bank Co. Ltd.	4,347,012	4,990,257
# *	King’s Town Construction Co. Ltd.	437,380	455,852
#	Kinko Optical Co. Ltd.	681,756	702,566
	Kinpo Electronics	5,886,375	2,527,571
#	Kinsus Interconnect Technology Corp.	1,359,000	4,918,877
	Ko Ja Cayman Co. Ltd.	53,000	83,053
#	KS Terminals, Inc.	116,000	287,663
# *	Kung Sing Engineering Corp.	2,331,875	602,636
	Kuo Toong International Co. Ltd.	1,052,808	958,655
*	Kuo Yang Construction Co. Ltd.	199,000	118,405
	Kwong Fong Industries Corp.	481,649	183,618
	Kwong Lung Enterprise Co. Ltd.	156,000	270,395
	KYE Systems Corp.	1,182,909	406,968
	L&K Engineering Co. Ltd.	807,000	1,193,829
	LAN FA Textile	985,713	289,520
	Largan Precision Co. Ltd.	272,000	17,860,107
*	Leader Electronics, Inc.	237,056	184,420
#	Lealea Enterprise Co. Ltd.	3,698,941	1,297,337
#	LEE CHI Enterprises Co. Ltd.	891,900	551,743
	Lelon Electronics Corp.	86,000	181,962
# *	Li Peng Enterprise Co. Ltd.	2,332,381	614,542
	Lida Holdings Ltd.	316,680	336,143
	Lien Hwa Industrial Holdings Corp.	1,790,155	3,561,463
	Lingsen Precision Industries Ltd.	1,924,480	896,324
	Lite-On Technology Corp.	7,988,738	19,137,183

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	52,000	$66,762
# *	Long Bon International Co. Ltd.	855,880	480,802
	Long Da Construction & Development Corp.	129,000	102,533
	Longchen Paper & Packaging Co. Ltd.	4,229,859	2,372,825
	Lu Hai Holding Corp.	51,700	52,990
	Lucky Cement Corp.	726,000	380,899
	Lung Yen Life Service Corp.	71,000	86,688
#	Macauto Industrial Co. Ltd.	74,000	172,544
#	Macronix International Co. Ltd.	9,458,605	9,946,328
	Materials Analysis Technology, Inc.	37,000	228,661
	Mayer Steel Pipe Corp.	597,456	454,004
#	Maywufa Co. Ltd.	182,070	126,885
#	Mega Financial Holding Co. Ltd.	22,741,940	25,230,722
	Mercuries & Associates Holding Ltd.	2,114,949	1,043,725
# *	Mercuries Life Insurance Co. Ltd.	12,877,762	2,207,847
	Merry Electronics Co. Ltd.	97,000	272,537
	Micro-Star International Co. Ltd.	44,000	209,132
#	MIN AIK Technology Co. Ltd.	859,600	487,020
	Mirle Automation Corp.	79,000	97,160
	Mitac Holdings Corp.	3,237,682	2,996,629
	MOSA Industrial Corp.	277,007	217,466
#	MPI Corp.	388,000	1,627,559
	Namchow Holdings Co. Ltd.	280,000	437,460
	Nan Pao Resins Chemical Co. Ltd.	14,000	67,525
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	288,924
	Nan Ya Plastics Corp.	14,998,000	38,118,554
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	91,938
	Nantex Industry Co. Ltd.	128,000	164,724
	Nanya Technology Corp.	6,094,000	13,506,103
*	New Era Electronics Co. Ltd.	168,000	99,355
	Nichidenbo Corp.	94,000	175,236
	Nien Hsing Textile Co. Ltd.	647,061	482,631
#	Niko Semiconductor Co. Ltd.	72,000	128,860
	Nishoku Technology, Inc.	194,000	567,638
	O-Bank Co. Ltd.	2,529,604	845,393
	Ocean Plastics Co. Ltd.	80,000	89,398
*	Optimax Technology Corp.	87,000	51,593
	Orient Semiconductor Electronics Ltd.	1,486,670	949,626
	Oriental Union Chemical Corp.	40,000	27,272
	Pacific Construction Co.	1,755,452	535,275
#	Paiho Shih Holdings Corp.	137,000	114,495
	Pan German Universal Motors Ltd.	6,000	58,049
	Pan Jit International, Inc.	371,100	794,271
	Pan-International Industrial Corp.	2,067,444	2,539,289
#	PChome Online, Inc.	216,000	403,236
	Pegatron Corp.	9,540,998	21,774,024
	Phison Electronics Corp.	105,000	1,332,807
	Pixart Imaging, Inc.	442,000	1,491,369
	Plastron Precision Co. Ltd.	38,156	24,768
	Plotech Co. Ltd.	522,000	312,941
	Posiflex Technology, Inc.	14,000	48,492
	Pou Chen Corp.	8,256,550	8,552,913
	Powerchip Semiconductor Manufacturing Corp.	6,899,000	6,702,981
	Powertech Technology, Inc.	1,219,000	3,650,121
	President Securities Corp.	4,203,263	2,280,889
	Primax Electronics Ltd.	1,130,000	2,211,408
	Prince Housing & Development Corp.	5,765,018	2,253,620
* ††	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co. Ltd.	181,000	244,925

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Prosperity Dielectrics Co. Ltd.	102,000	$129,151
	P-Two Industries, Inc.	62,000	53,013
	Qisda Corp.	7,723,171	8,714,440
	QST International Corp.	16,500	35,234
	Qualipoly Chemical Corp.	290,593	334,040
	Quang Viet Enterprise Co. Ltd.	25,000	93,735
	Quanta Computer, Inc.	6,953,000	19,468,753
	Quanta Storage, Inc.	312,000	547,736
#	Quintain Steel Co. Ltd.	1,184,301	684,052
#	Radiant Opto-Electronics Corp.	1,713,000	6,311,914
	Radium Life Tech Co. Ltd.	3,706,226	1,110,680
	Rechi Precision Co. Ltd.	171,000	99,505
	Rexon Industrial Corp. Ltd.	35,000	33,871
	Rich Development Co. Ltd.	3,070,054	958,122
*	Ritek Corp.	3,656,449	1,079,572
* ††	Roo Hsing Co. Ltd.	739,000	26,322
	Ruentex Development Co. Ltd.	794,000	927,804
	Ruentex Industries Ltd.	2,581,385	4,865,831
	Sampo Corp.	1,851,340	1,585,920
	San Fang Chemical Industry Co. Ltd.	23,000	15,657
#	San Far Property Ltd.	1,393,560	655,969
	Sanyang Motor Co. Ltd.	2,494,624	4,454,835
	Scan-D Corp.	33,000	49,598
	Sea Sonic Electronics Co. Ltd.	12,000	27,406
	Senao International Co. Ltd.	33,000	37,510
	Sercomm Corp.	60,000	160,885
#	Sesoda Corp.	753,279	1,017,257
	Shanghai Commercial & Savings Bank Ltd.	2,465,566	3,728,889
	Shan-Loong Transportation Co. Ltd.	436,000	459,864
	Sharehope Medicine Co. Ltd.	188,900	250,086
	Sheng Yu Steel Co. Ltd.	611,000	513,455
	ShenMao Technology, Inc.	111,000	173,902
#	Shih Her Technologies, Inc.	260,000	500,827
	Shih Wei Navigation Co. Ltd.	1,254,534	1,029,600
#	Shihlin Electric & Engineering Corp.	1,767,000	5,793,915
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	49,224
	Shin Kong Financial Holding Co. Ltd.	41,055,909	11,220,799
	Shin Zu Shing Co. Ltd.	879,842	2,507,520
*	Shining Building Business Co. Ltd.	1,544,368	485,937
	Shinkong Insurance Co. Ltd.	1,019,412	1,707,461
	Shinkong Synthetic Fibers Corp.	6,470,754	3,713,269
	ShunSin Technology Holding Ltd.	87,000	230,829
# *	Shuttle, Inc.	1,693,015	699,604
	Sigurd Microelectronics Corp.	2,351,231	3,998,558
	Silitech Technology Corp.	49,878	55,901
	Simplo Technology Co. Ltd.	52,000	522,005
	Sincere Navigation Corp.	1,484,242	1,092,220
	Singatron Enterprise Co. Ltd.	56,000	41,856
	Sinher Technology, Inc.	303,000	374,170
	Sinmag Equipment Corp.	13,000	44,472
	Sinon Corp.	1,847,877	2,232,371
#	SinoPac Financial Holdings Co. Ltd.	37,341,266	20,321,107
	Sinyi Realty, Inc.	77,000	72,873
	Sirtec International Co. Ltd.	476,200	334,863
#	Siward Crystal Technology Co. Ltd.	722,875	886,895
#	Soft-World International Corp.	44,000	134,881
	Solar Applied Materials Technology Corp.	161,000	191,072
#	Solomon Technology Corp.	434,000	477,046
	Solteam, Inc.	53,742	82,113

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Southeast Cement Co. Ltd.	944,700	$564,741
#	Spirox Corp.	356,563	325,522
	Sports Gear Co. Ltd.	5,000	11,269
	St Shine Optical Co. Ltd.	5,000	40,627
*	Sun Yad Construction Co. Ltd.	150,000	65,815
#	Sunonwealth Electric Machine Industry Co. Ltd.	163,000	279,619
	Sunplus Technology Co. Ltd.	399,000	309,088
	Sunrex Technology Corp.	452,108	656,228
#	Sunspring Metal Corp.	580,569	423,853
	Supreme Electronics Co. Ltd.	2,251,726	3,187,181
	Sweeten Real Estate Development Co. Ltd.	862,114	753,368
	Syncmold Enterprise Corp.	116,000	225,475
	Synnex Technology International Corp.	4,549,550	9,180,449
	Systex Corp.	33,000	87,712
	T3EX Global Holdings Corp.	90,000	226,213
#	TA Chen Stainless Pipe.	1,557,660	2,259,027
	Ta Ya Electric Wire & Cable	2,897,860	2,593,695
#	Tah Hsin Industrial Corp.	324,701	738,770
#	TA-I Technology Co. Ltd.	172,500	268,607
*	Tai Tung Communication Co. Ltd.	508,535	257,141
	Taichung Commercial Bank Co. Ltd.	25,713,186	11,807,595
#	TaiDoc Technology Corp.	135,000	809,622
#	Taiflex Scientific Co. Ltd.	967,960	1,324,033
	Taimide Tech, Inc.	261,000	285,586
	Tainan Enterprises Co. Ltd.	338,183	250,809
	Tainan Spinning Co. Ltd.	6,079,485	3,351,455
#	Tai-Saw Technology Co. Ltd.	158,000	148,433
	Taishin Financial Holding Co. Ltd.	36,570,442	20,632,148
	Taita Chemical Co. Ltd.	702,394	483,603
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	252,208
	Taiwan Business Bank	20,462,705	9,300,546
	Taiwan Cement Corp.	18,560,110	23,413,691
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	416,174
	Taiwan Cooperative Financial Holding Co. Ltd.	26,248,837	22,880,260
	Taiwan Fertilizer Co. Ltd.	2,537,000	4,885,017
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	887,553
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	934,253
#	Taiwan Glass Industry Corp.	3,675,982	2,434,824
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	4,292,327
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	1,064,731
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	68,411
	Taiwan Navigation Co. Ltd.	1,131,000	1,163,405
	Taiwan Paiho Ltd.	263,000	478,535
	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,898,027
	Taiwan Shin Kong Security Co. Ltd.	134,390	179,969
	Taiwan Steel Union Co. Ltd.	8,000	23,454
	Taiwan Styrene Monomer	568,000	311,001
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,283,197
# *	Taiwan TEA Corp.	2,838,092	2,118,010
	Taiwan Union Technology Corp.	752,000	1,628,932
	Taiyen Biotech Co. Ltd.	569,217	619,805
*	Tatung Co. Ltd.	4,614,000	4,900,896
	TBI Motion Technology Co. Ltd.	9,000	12,153
	Te Chang Construction Co. Ltd.	16,260	19,230
	Teco Electric & Machinery Co. Ltd.	5,602,725	8,065,785
	Tera Autotech Corp.	24,863	30,713
	Test Research, Inc.	77,000	161,438
	Test Rite International Co. Ltd.	1,140,266	768,201

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tex-Ray Industrial Co. Ltd.	359,000	$134,402
	Thermaltake Technology Co. Ltd.	149,000	198,334
	Thinking Electronic Industrial Co. Ltd.	33,000	158,569
	Thye Ming Industrial Co. Ltd.	55,600	81,237
	Ting Sin Co. Ltd.	65,698	22,480
	Ton Yi Industrial Corp.	3,768,600	2,552,254
	Tong Hsing Electronic Industries Ltd.	579,600	3,215,125
	Tong Ming Enterprise Co. Ltd.	16,000	22,198
	Tong Yang Industry Co. Ltd.	1,937,000	3,011,389
	Tong-Tai Machine & Tool Co. Ltd.	995,447	559,346
	Top Bright Holding Co. Ltd.	5,000	17,442
	Top Union Electronics Corp.	176,762	241,297
	Topco Technologies Corp.	18,000	43,560
	Topkey Corp.	70,000	459,135
	Topoint Technology Co. Ltd.	663,459	626,484
	Toung Loong Textile Manufacturing	104,040	95,322
	TPK Holding Co. Ltd.	2,004,000	2,442,979
	Transcend Information, Inc.	76,000	175,804
	Tripod Technology Corp.	2,416,000	9,056,730
	Tsann Kuen Enterprise Co. Ltd.	181,182	245,885
	TSC Auto ID Technology Co. Ltd.	2,000	15,274
	TSRC Corp.	276,000	249,817
	TST Group Holding Ltd.	6,000	21,776
#	Tung Ho Steel Enterprise Corp.	2,960,593	5,567,804
	Tung Ho Textile Co. Ltd.	23,000	13,114
	TXC Corp.	1,355,000	3,766,681
	TYC Brother Industrial Co. Ltd.	981,723	946,321
*	Tycoons Group Enterprise	2,388,337	758,568
	Tyntek Corp.	1,448,097	857,966
#	UDE Corp.	353,000	437,747
	U-Ming Marine Transport Corp.	1,426,000	2,533,337
#	Unic Technology Corp.	219,000	155,688
	Union Bank Of Taiwan.	11,684,606	6,129,732
	Unitech Computer Co. Ltd.	477,739	534,656
# *	Unitech Printed Circuit Board Corp.	3,306,346	1,939,092
#	United Microelectronics Corp.	29,448,681	47,363,957
*	United Orthopedic Corp.	27,000	55,292
	United Radiant Technology	20,000	15,104
* ††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	41,565
	Universal Cement Corp.	2,212,583	2,039,768
	Universal, Inc.	97,000	75,733
	Unizyx Holding Corp.	1,288,793	1,735,741
	UPC Technology Corp.	3,750,598	1,828,880
	USI Corp.	4,178,827	3,475,926
*	Usun Technology Co. Ltd.	128,100	137,734
#	U-Tech Media Corp.	125,000	62,141
	Ve Wong Corp.	912,806	1,134,545
	Ventec International Group Co. Ltd.	9,000	24,214
*	Victory New Materials Ltd. Co.	626,687	230,700
	Viking Tech Corp.	55,000	133,876
#	Wah Hong Industrial Corp.	406,516	404,334
	Wah Lee Industrial Corp.	862,100	2,451,879
	Walsin Lihwa Corp.	8,467,972	13,751,571
	Walsin Technology Corp.	1,196,000	3,728,291
#	Walton Advanced Engineering, Inc.	1,262,853	556,671
	Wan Hai Lines Ltd.	1,973,000	4,194,726
	We & Win Development Co. Ltd.	79,000	17,867
	Wei Chuan Foods Corp.	466,000	304,415

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	2,081,490	$2,029,536
	Well Shin Technology Co. Ltd.	444,080	804,462
#	WELLELL, Inc.	134,000	138,884
# *	Wha Yu Industrial Co. Ltd.	238,000	159,141
	Winbond Electronics Corp.	15,660,572	13,289,743
	Winmate, Inc.	28,000	100,307
#	Winstek Semiconductor Co. Ltd.	247,000	461,179
* ††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,662,364	3,479,628
	Wistron Corp.	14,497,343	21,973,902
	Wistron Information Technology & Services Corp.	10,000	40,021
	Wistron NeWeb Corp.	126,000	380,059
	WPG Holdings Ltd.	8,285,284	13,502,904
	WT Microelectronics Co. Ltd.	2,096,751	4,540,380
	WUS Printed Circuit Co. Ltd.	857,668	798,552
	Xxentria Technology Materials Corp.	74,000	160,799
	Ya Horng Electronic Co. Ltd.	22,000	31,153
	Yageo Corp.	725,019	11,753,242
	Yang Ming Marine Transport Corp.	7,544,000	15,563,156
	YC INOX Co. Ltd.	1,963,446	1,869,900
	YCC Parts Manufacturing Co. Ltd.	10,000	14,284
#	Yea Shin International Development Co. Ltd.	918,710	822,070
	Yem Chio Co. Ltd.	2,519,746	1,408,139
	Yen Sun Technology Corp.	100,000	113,320
	Yeong Guan Energy Technology Group Co. Ltd.	344,820	886,746
	YFC-Boneagle Electric Co. Ltd.	35,449	32,770
#	YFY, Inc.	6,120,847	6,147,503
#	Yi Jinn Industrial Co. Ltd.	1,140,142	692,872
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,822
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	75,894
	Yieh Phui Enterprise Co. Ltd.	3,610,178	1,791,215
#	Young Fast Optoelectronics Co. Ltd.	488,000	485,222
#	Youngtek Electronics Corp.	596,047	1,257,451
	Yuanta Financial Holding Co. Ltd.	37,204,593	27,386,581
	Yuen Chang Stainless Steel Co. Ltd.	161,000	103,536
#	Yulon Motor Co. Ltd.	2,619,650	6,887,934
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	519,113
	YungShin Global Holding Corp.	184,000	276,737
	Zeng Hsing Industrial Co. Ltd.	111,358	404,386
#	Zenitron Corp.	940,000	987,745
#	Zero One Technology Co. Ltd.	699,391	1,329,308
	Zhen Ding Technology Holding Ltd.	3,351,000	12,207,659
#	Zig Sheng Industrial Co. Ltd.	1,985,352	670,358
*	Zinwell Corp.	701,000	441,409
	Zippy Technology Corp.	63,000	91,616
	ZongTai Real Estate Development Co. Ltd.	960,915	1,548,548

TOTAL TAIWAN			1,745,677,441

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	85,550	80,170
	AAPICO Hitech PCL	1,078,747	1,010,906
	AP Thailand PCL	12,364,230	4,562,246
	Asia Green Energy PCL	183,370	14,606
	Bangchak Corp. PCL	5,587,000	4,949,315
	Bangkok Bank PCL	2,393,353	11,003,922
	Bangkok Bank PCL, NVDR	259,600	1,193,563
	Bangkok Insurance PCL	190,328	1,594,079
	Bangkok Land PCL	63,743,096	1,736,030
	Bangkok Life Assurance PCL, NVDR	314,100	257,553

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Bangkok Ranch PCL	1,742,500	$147,983
	Banpu PCL	28,014,733	7,465,673
	Berli Jucker PCL	3,515,000	4,014,496
	BG Container Glass PCL	161,900	46,701
	Cal-Comp Electronics Thailand PCL, Class F	18,481,921	1,104,125
	Charoen Pokphand Foods PCL	18,111,400	10,766,862
*	Country Group Development PCL	12,272,400	136,570
*	Country Group Holdings PCL, Class F	1,781,200	41,208
*	Demco PCL	1,585,700	232,184
	Do Day Dream PCL	60,600	23,603
	Eastern Water Resources Development & Management PCL, Class F	752,100	109,244
	Esso Thailand PCL	2,196,700	559,669
	Finansia Syrus Securities PCL, NVDR	301,500	28,960
	GFPT PCL	1,762,200	552,179
	Global Green Chemicals PCL, Class F	503,800	190,322
	Hwa Fong Rubber Thailand PCL	44,400	6,826
	ICC International PCL	2,067,400	2,103,877
	Indorama Ventures PCL	3,165,000	3,151,329
	Interlink Communication PCL	142,500	28,377
*	Interlink Telecom PCL	2,081,000	182,825
	IRPC PCL	46,016,768	3,180,308
*	Italian-Thai Development PCL	23,534,600	964,886
	Kasikornbank PCL, NVDR	843,501	3,087,711
	Khon Kaen Sugar Industry PCL	8,077,207	818,424
	Kiatnakin Phatra Bank PCL	770,400	1,353,657
	Krung Thai Bank PCL	9,154,400	4,825,513
	Lalin Property PCL	204,200	52,025
	Lanna Resources PCL	274,200	116,433
	LH Financial Group PCL	7,976,846	249,952
	LPN Development PCL	6,399,102	858,273
	MCS Steel PCL	252,300	64,280
*	Millcon Steel PCL	6,680,850	103,693
*	Nawarat Patanakarn PCL	3,182,100	61,503
	Origin Property PCL, Class F	351,800	121,568
	Polyplex Thailand PCL	1,410,425	673,254
*	Power Solution Technologies PCL, Class F	3,438,240	139,956
	Precious Shipping PCL	1,959,100	711,409
	Property Perfect PCL	44,279,235	505,715
	Pruksa Holding PCL	4,037,400	1,466,103
	PTT Exploration & Production PCL	4,375,600	18,964,457
	PTT Global Chemical PCL	6,147,241	7,470,840
	PTT PCL	47,667,700	43,273,994
	Quality Houses PCL	20,628,147	1,425,651
	Rabbit Holdings PCL, Class F	3,086,100	66,878
	Regional Container Lines PCL	706,600	500,761
	Rojana Industrial Park PCL	4,294,173	785,960
*	RPCG Pcl	1,432,400	32,719
	Saha Pathana Inter-Holding PCL	2,248,100	4,345,109
	Saha Pathanapibul PCL	1,052,533	1,961,276
	Sahakol Equipment PCL	1,782,300	84,555
	Saha-Union PCL	1,568,500	1,320,576
	Sansiri PCL	66,481,166	3,699,077
	SC Asset Corp. PCL	8,392,953	1,066,708
	SCB X PCL	2,709,600	8,212,712
	Sena Development PCL	1,331,366	134,901
	Siam Cement PCL	1,790,200	16,461,609
	Siam City Cement PCL	132,500	521,890
	Siamgas & Petrochemicals PCL	444,700	113,951
	Singha Estate PCL	547,000	25,950

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sino-Thai Engineering & Construction PCL	2,239,400	$760,730
	SNC Former PCL	95,000	37,558
	Somboon Advance Technology PCL	1,338,100	771,962
	SPCG PCL	1,807,900	672,387
	Sri Trang Agro-Industry PCL	3,562,599	2,055,295
	Sri Trang Gloves Thailand PCL	2,374,700	632,836
	Srithai Superware PCL	5,665,600	233,941
	Star Petroleum Refining PCL	4,756,200	1,351,055
*	STP & I PCL	5,500,900	647,591
	Supalai PCL	6,411,000	3,980,180
	Super Energy Corp. PCL	93,431,009	1,641,661
	Susco PCL	912,000	90,272
	Syntec Construction PCL	5,229,800	252,703
	Tata Steel Thailand PCL	2,480,900	76,285
	Thai Oil PCL	4,627,474	6,301,414
	Thai Stanley Electric PCL, NVDR	19,100	101,520
	Thai Stanley Electric PCL, Class F	170,100	904,112
	Thai Union Group PCL, Class F	9,423,100	3,808,149
	Thai Wacoal PCL	77,900	91,251
	Thai Wah PCL, Class F	204,900	27,362
	Thanachart Capital PCL	1,024,300	1,297,342
	Thitikorn PCL	1,125,800	237,375
	Thoresen Thai Agencies PCL	7,136,800	1,504,794
	TKS Technologies PCL	139,600	39,859
	TMBThanachart Bank PCL	75,780,196	3,217,843
	TPI Polene PCL	33,681,040	1,479,510
	TPI Polene Power PCL	5,535,299	538,171
	True Corp. PCL	29,070,378	6,767,977
*	TTCL PCL	150,400	17,706
*	Unique Engineering & Construction PCL	979,600	104,996
	Univentures PCL	2,173,700	165,506
	WHA Corp. PCL	446,600	57,546

TOTAL THAILAND			226,986,529

TURKEY — (0.9%)
	Akbank TAS	15,811,473	13,072,835
*	Albaraka Turk Katilim Bankasi AS	7,059,701	944,868
*	Anadolu Anonim Turk Sigorta Sirketi	1,345,100	1,243,601
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,973,762
	Arcelik AS	240,237	1,197,062
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	203,459	1,248,089
	Dogan Sirketler Grubu Holding AS	4,313,267	1,900,869
	Enka Insaat ve Sanayi AS	3,382,698	4,760,313
#	Eregli Demir ve Celik Fabrikalari TAS	4,248,741	7,249,984
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,252,529	818,639
	GSD Holding AS	3,582,196	490,362
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	96,466
#	KOC Holding AS	3,043,495	11,848,867
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	18,382
	Pinar SUT Mamulleri Sanayii AS	24,480	61,991
#	Sekerbank Turk AS	6,118,056	696,802
*	TAV Havalimanlari Holding AS	232,992	844,990
	Tekfen Holding AS	140,589	208,384
*	Turk Hava Yollari AO	2,178,289	14,325,320
#	Turkiye Garanti Bankasi AS	2,315,178	3,264,246
# *	Turkiye Halk Bankasi AS	3,363,045	1,819,435
#	Turkiye Is Bankasi AS, Class C	10,971,191	6,115,454
*	Turkiye Sinai Kalkinma Bankasi AS	7,418,871	1,503,077
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	5,606,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Turkiye Vakiflar Bankasi TAO, Class D	5,630,544	$2,492,938
*	Vestel Elektronik Sanayi ve Ticaret AS	399,445	849,593
	Yapi ve Kredi Bankasi AS	15,981,002	7,797,008
*	Zorlu Enerji Elektrik Uretim AS	2,372,295	540,959

TOTAL TURKEY			92,990,903

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	11,539,581	27,725,554
	Agthia Group PJSC	581,990	732,760
*	Ajman Bank PJSC	181,231	81,026
	Aldar Properties PJSC	13,235,760	19,522,571
	Amanat Holdings PJSC	3,134,404	769,028
*	Amlak Finance PJSC	2,004,723	463,308
	Dana Gas PJSC	13,352,955	3,254,888
*	Deyaar Development PJSC	4,202,841	608,982
	Dubai Investments PJSC	6,860,831	4,587,653
	Emaar Development PJSC	5,085,574	7,671,300
	Emaar Properties PJSC	21,500,802	34,858,401
	Emirates NBD Bank PJSC	5,255,655	20,214,754
*	Eshraq Investments PJSC	3,371,519	466,392
	Islamic Arab Insurance Co.	178,521	31,375
*	Manazel PJSC	1,193,679	123,882
*	RAK Properties PJSC	5,221,328	882,944
	Ras Al Khaimah Ceramics	670,804	478,533
*	SHUAA Capital PSC	2,175,952	206,934
*	Union Properties PJSC	3,928,839	277,093

TOTAL UNITED ARAB EMIRATES			122,957,378

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	67,831,618	0

TOTAL COMMON STOCKS			10,412,209,705

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	1,880,157
Ω	Banco BMG SA	147,500	61,510
	Banco Bradesco SA	10,032,174	27,857,093
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,290,518
	Banco Pan SA	745,371	800,992
	Eucatex SA Industria e Comercio	297,328	515,636
	Gerdau SA	583,889	2,947,657
	Grazziotin SA	6,400	36,723
	Marcopolo SA	2,628,443	1,891,838
	Petroleo Brasileiro SA	4,730,679	22,478,266
	Randon SA Implementos e Participacoes	324,900	538,048
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,215,573	3,198,229

TOTAL BRAZIL			64,496,667

COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	451,872
	Grupo Aval Acciones y Valores SA	269,461	33,726
	Grupo de Inversiones Suramericana SA	829,737	2,048,733

TOTAL COLOMBIA			2,534,331

INDIA — (0.0%)
	Sundaram-Clayton Ltd.	2,516,040	104,532

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	$609,625

	SOUTH KOREA — (0.0%)
	Hanwha Galleria Co. Ltd.	1,735	15,142
*	Hanwha Solutions Corp.	1,538	41,750

	TOTAL SOUTH KOREA		56,892

	TAIWAN — (0.0%)
	China Development Financial Holding Corp.	4,894,167	1,169,180

	TOTAL PREFERRED STOCKS		68,971,227

	RIGHTS/WARRANTS — (0.0%)
	HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd. Rights 05/23/23	219,600	0

	TAIWAN — (0.0%)
*	Acer, Inc. Rights 06/16/23	6,271	0

	THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	626,050	4,950
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	128,398	0

	TOTAL THAILAND		4,950

	TOTAL RIGHTS/WARRANTS		4,950

	TOTAL INVESTMENT SECURITIES (Cost $9,284,216,160)		10,481,185,882

			Value†
	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	10,192,419	117,895,713

	TOTAL INVESTMENTS — (100.0%) (Cost $9,402,091,873)		$10,599,081,595

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
S&P 500® E-mini Index	202	06/16/23	$40,656,501	$42,303,850	$1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903
United Arab Emirates	—	122,957,378	—	122,957,378
Preferred Stocks
Brazil	64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India.	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2023